Schedule of Investments	July 31, 2026 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 1.0%
Materials — 1.0%
Andean Silver *(A)	5,358,150	$7,300,803
Kingsgate Consolidated	7,121,108	20,206,123
Silver Mines *(A)	61,176,592	5,800,603
Unico Silver *(A)	14,230,601	6,946,437

TOTAL AUSTRALIA		40,253,966
BRAZIL — 22.4%
Materials — 22.4%
Wheaton Precious Metals (A)	8,102,186	883,381,340

CANADA — 39.7%
Materials — 39.7%
AbraSilver Resource *	4,162,590	40,295,094
Aftermath Silver *	7,444,986	3,502,649
Americas Gold & Silver *	6,429,081	24,426,704
Andean Precious Metals *	1,652,149	6,559,839
Avino Silver & Gold Mines *	4,660,508	24,650,511
Blackrock Silver *	8,836,688	5,795,169
Discovery Silver *	19,004,549	118,537,123
Endeavour Silver *(A)	8,730,032	65,649,841
First Majestic Silver	11,763,203	176,424,986
Fortuna Mining *	8,997,840	75,749,004
GoGold Resources *	12,039,818	24,888,956
Guanajuato Silver *(A)	21,101,668	6,543,269
Highlander Silver *	4,072,551	17,331,240
Integra Resources *(A)	5,509,576	11,468,056
McEwen *(A)	1,505,074	26,022,729
New Pacific Metals *(A)	2,909,568	13,460,524
OR Royalties	5,523,588	164,032,274
Pan American Silver	11,486,315	495,175,040
Santacruz Silver Mining *	2,530,079	16,267,821
Silver Tiger Metals *(A)	16,059,719	8,814,901
SSR Mining *	5,935,289	152,062,104
Triple Flag Precious Metals	2,057,046	59,049,251
Vizsla Silver *	9,780,937	30,538,193

TOTAL CANADA		1,567,245,278

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 1.5%
Materials — 1.5%
Silvercorp Metals	6,251,600	$58,066,328

MEXICO — 9.5%
Materials — 9.5%
Fresnillo	5,096,430	169,748,402
Industrias Penoles	4,473,339	205,562,591

TOTAL MEXICO		375,310,993
MOROCCO — 2.0%
Materials — 2.0%
Aya Gold & Silver *(A)	4,048,115	79,470,426

PERU — 5.5%
Materials — 5.5%
Cia de Minas Buenaventura SAA ADR	5,449,767	165,018,945
Hochschild Mining	9,094,245	52,797,240

TOTAL PERU		217,816,185
SOUTH KOREA — 2.4%
Materials — 2.4%
Korea Zinc	136,711	95,794,549

SWEDEN — 0.1%
Materials — 0.1%
Sotkamo Silver *	8,076,872	3,471,192

UNITED STATES — 15.9%
Materials — 15.9%
Coeur Mining	28,034,723	417,997,720
Hecla Mining (A)	12,953,276	182,900,257
Hycroft Mining Holding, Cl A *(A)	1,331,958	26,013,140

TOTAL UNITED STATES		626,911,117
TOTAL COMMON STOCK (Cost $3,372,912,409)		3,947,721,374

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 7.1%
U.S. Treasury Bill 3.634%, 09/01/2026(B)	$280,000,000	$279,182,361
TOTAL U.S. TREASURY OBLIGATION (Cost $279,210,774)		279,182,361

REPURCHASE AGREEMENTS(C) — 0.7%
Bank of America Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,293,064 (collateralized by various U.S. Government Obligations, ranging in par value $7,356 - $936,504, 5.000% - 6.500%, 12/01/2054 - 07/20/2056, with a total market value of $1,312,032)	1,292,671	1,292,671
Cantor Fitzgerald Securities 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,240,508 (collateralized by various U.S. Government Obligations, ranging in par value $1,683 - $471,399, 3.500% - 6.500%, 04/01/2031 - 08/20/2071, with a total market value of $1,260,165)	1,240,131	1,240,131
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,479,201 (collateralized by a U.S. Government Obligations, with a par value $3,532,394, 3.870%, due 07/07/2028, with a total market value of $3,538,717)	3,478,158	3,478,158
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $6,766,005 (collateralized by various U.S. Treasury Obligations, ranging in par value $414 - $809,825, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $6,882,514)	6,763,919	6,763,919

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Silver Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $6,150,623 (collateralized by various U.S. Government Obligations, ranging in par value $5,116 - $1,817,623, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $6,247,293)	$6,148,753	$6,148,753
Deutsche Bank Securities, Inc. 3.620%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,728,155 (collateralized by various U.S. Treasury Obligations, ranging in par value $173,522 - $1,006,445, 1.250% - 4.625%, 11/30/2027 - 09/30/2030, with a total market value of $1,743,869)	1,727,634	1,727,634
Natwest Markets Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,531,294 (collateralized by various U.S. Government Obligations, ranging in par value $46,599 - $1,784,556, 1.510% - 6.379%, 12/01/2030 - 09/01/2054, with a total market value of $3,586,645)	3,530,220	3,530,220
Nomura Securities International, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $4,602,548 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $8,724 - $1,499,704, 3.000% - 6.500%, 07/31/2031 - 03/01/2056, with a total market value of $4,675,398)	4,601,148	4,601,148
TOTAL REPURCHASE AGREEMENTS (Cost $28,782,634)		28,782,634
TOTAL INVESTMENTS — 107.8% (Cost $3,680,905,817)		$4,255,686,369

Percentages are based on Net Assets of $3,947,597,211.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Silver Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $60,482,770.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $28,782,634. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $35,497,236.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,947,721,374	$—	$—	$3,947,721,374
U.S. Treasury Obligation	—	279,182,361	—	279,182,361
Repurchase Agreements	—	28,782,634	—	28,782,634
Total Investments in Securities	$3,947,721,374	$307,964,995	$—	$4,255,686,369

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 15.1%
Materials — 15.1%
Bellavista Resources ltd *(A)	2,262,031	$564,002
BHP Group	9,495,719	402,227,023
Develop Global *(A)	10,803,121	36,723,889
FireFly Metals *(A)	31,071,380	38,190,263
Glencore PLC	50,412,684	368,386,815
Sandfire Resources *	19,507,040	259,629,867

TOTAL AUSTRALIA		1,105,721,859
BRAZIL — 1.5%
Materials — 1.5%
ERO Copper *	4,142,347	111,143,701

CANADA — 20.6%
Materials — 20.6%
Altius Minerals	1,952,732	80,720,625
Amerigo Resources	5,838,172	27,591,746
Capstone Copper *	27,736,365	263,157,870
Collective Mining *	1,983,604	24,461,881
Faraday Copper *	9,115,117	35,671,663
HudBay Minerals	17,037,225	386,323,646
NGEx Minerals *	5,869,296	104,805,122
Northern Dynasty Minerals *(A)	22,938,302	32,048,381
Osisko Metals *	25,031,827	28,371,248
Solaris Resources *	3,931,097	29,535,419
Teck Resources, Cl B	6,587,192	396,118,984
Trekor Metals *	15,146,177	102,539,618

TOTAL CANADA		1,511,346,203
CHILE — 9.3%
Materials — 9.3%
Antofagasta PLC	7,472,201	367,536,398
Lundin Mining	12,739,030	315,195,303

TOTAL CHILE		682,731,701

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA — 14.9%
Materials — 14.9%
China Gold International Resources	10,024,700	$224,870,528
China Nonferrous Mining	54,579,800	102,664,259
Jiangxi Copper, Cl H	42,614,201	191,181,339
MMG *(A)	166,944,460	178,619,672
Wanguo Gold Group (A)	49,549,460	66,536,907
Zijin Mining Group, Cl H	78,603,035	333,192,828

TOTAL CHINA		1,097,065,533
CONGO, THE DEMOCRATIC REPUBLIC OF — 3.2%
Materials — 3.2%
Ivanhoe Mines, Cl A *(A)	33,118,033	237,729,331

GERMANY — 3.0%
Materials — 3.0%
Aurubis (A)	1,068,065	223,161,254

JAPAN — 6.2%
Materials — 6.2%
Mitsubishi Materials	5,215,699	137,349,197
Nittetsu Mining (A)	1,761,910	33,473,247
Sumitomo Metal Mining	5,489,996	282,214,585

TOTAL JAPAN		453,037,029
MEXICO — 5.1%
Materials — 5.1%
Southern Copper	2,042,994	373,275,434

POLAND — 4.8%
Materials — 4.8%
KGHM Polska Miedz	4,253,288	349,895,827

SAUDI ARABIA — 0.6%
Materials — 0.6%
Al Masane Al Kobra Mining (A)	2,206,840	43,131,955

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 0.8%
Materials — 0.8%
Atalaya Mining Copper SA	5,005,669	$59,650,642

SWEDEN — 4.4%
Materials — 4.4%
Boliden	6,387,636	319,247,887

UNITED STATES — 5.4%
Materials — 5.4%
Freeport-McMoRan	5,579,023	349,414,211
Ivanhoe Electric *	5,116,309	46,814,227

TOTAL UNITED STATES		396,228,438
ZAMBIA — 5.0%
Materials — 5.0%
First Quantum Minerals *	13,375,115	370,500,744

TOTAL COMMON STOCK (Cost $6,681,602,635)		7,333,867,538

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.6%
Bank of America Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $4,177,001 (collateralized by various U.S. Government Obligations, ranging in par value $23,763 - $3,025,202, 5.000% - 6.500%, 12/01/2054 - 07/20/2056, with a total market value of $4,238,272)	$4,175,731	4,175,731
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $15,246,118 (collateralized by a U.S. Government Obligations, with a par value $15,479,213, 3.870%, due 07/07/2028, with a total market value of $15,506,920)	15,241,546	15,241,546

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $44,780,290 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,737 - $5,359,769, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $45,551,400)	$44,766,487	$44,766,487
Citigroup Global Markets, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $8,747,355 (collateralized by various U.S. Treasury Obligations, ranging in par value $10,673,858, 3.625%, 02/15/2044, with a total market value of $8,742,167)	8,744,702	8,744,702
Daiwa Capital Markets America, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $2,686,804 (collateralized by various U.S. Treasury Obligations, ranging in par value $13,466 - $1,146,022, 0.125% - 4.375%, 12/31/2026 - 11/30/2032, with a total market value of $2,716,042)	2,685,989	2,685,989
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $42,093,297 (collateralized by various U.S. Government Obligations, ranging in par value $35,011 - $12,439,347, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $42,754,879)	42,080,498	42,080,498
Natwest Markets Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $30,729,584 (collateralized by various U.S. Government Obligations, ranging in par value $405,507 - $15,529,340, 1.510% - 6.379%, 12/01/2030 - 09/01/2054, with a total market value of $31,211,257)	30,720,240	30,720,240

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Copper Miners ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Nomura Securities International, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $42,093,297 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $79,785 - $13,715,767, 3.000% - 6.500%, 07/31/2031 - 03/01/2056, with a total market value of $42,759,567)	$42,080,498	$42,080,498
TOTAL REPURCHASE AGREEMENTS (Cost $190,495,691)		190,495,691
TOTAL INVESTMENTS — 102.5% (Cost $6,872,098,326)		$7,524,363,229

Percentages are based on Net Assets of $7,343,730,647.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $206,508,059.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $190,495,691. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $25,427,395.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,290,735,583	$43,131,955	$—	$7,333,867,538
Repurchase Agreements	—	190,495,691	—	190,495,691
Total Investments in Securities	$7,290,735,583	$233,627,646	$—	$7,524,363,229

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 100.1%
AUSTRALIA — 26.7%
Materials — 26.7%
Bellevue Gold *	961,816	$851,170
Capricorn Metals	263,167	2,356,653
Catalyst Metals *	160,455	608,557
Emerald Resources NL *	348,897	1,320,809
Firefinch *(A)(B)	825,148	—
Genesis Minerals *	655,544	2,629,009
Greatland Resources *(B)	341,506	2,371,442
OceanaGold	153,965	3,709,603
Ora Banda Mining *(B)	888,550	708,324
Pantoro Gold *	240,129	344,056
Perseus Mining	898,540	3,060,788
Ramelius Resources	1,249,721	2,677,115
Regis Resources	491,155	2,100,825
Resolute Mining *	1,386,354	905,547
Vault Minerals	647,625	2,169,682
Westgold Resources	626,480	2,081,241

TOTAL AUSTRALIA		27,894,821
CANADA — 48.3%
Materials — 48.3%
Alamos Gold, Cl A	115,543	3,208,864
Allied Gold *	63,838	1,157,671
Artemis Gold *	99,965	2,397,136
Centerra Gold	132,643	2,278,716
Discovery Silver *	430,273	2,683,743
DPM Metals .	143,738	5,049,299
Endeavour Silver *	197,203	1,477,423
Equinox Gold	377,592	3,380,658
Fortuna Mining *	203,258	1,711,143
G Mining Ventures *	114,056	3,474,080
K92 Mining *	159,601	2,563,218
Lundin Gold	66,445	3,717,623
McEwen *(B)	34,001	587,877
Montage Gold *	159,607	1,804,446
Novagold Resources *	219,890	1,281,959
Orla Mining	205,593	1,837,785
Seabridge Gold *	57,144	1,474,887
Skeena Resources *	66,373	1,759,569

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Southern Cross Gold Consolidated *	139,591	$895,548
SSR Mining *	134,378	3,433,088
Torex Gold Resources	63,558	2,444,277
Victoria Gold *(A)	43,114	—
Wesdome Gold Mines *	100,288	1,859,422

TOTAL CANADA		50,478,432
CHINA — 1.0%
Materials — 1.0%
Wanguo Gold Group (B)	783,400	1,051,980

COLOMBIA — 1.7%
Materials — 1.7%
Aris Mining *	133,407	1,781,169

INDONESIA — 4.0%
Materials — 4.0%
Aneka Tambang Persero TBK	5,621,034	899,665
Bumi Resources Minerals *	61,197,000	1,904,542
Merdeka Copper Gold	8,966,353	1,355,367

TOTAL INDONESIA		4,159,574
PERU — 1.2%
Materials — 1.2%
Hochschild Mining	205,431	1,192,643

SOUTH AFRICA — 1.9%
Materials — 1.9%
DRDGOLD	288,201	590,114
Pan African Resources	1,127,471	1,398,187

TOTAL SOUTH AFRICA		1,988,301
TURKEY — 3.8%
Materials — 3.8%
Eldorado Gold	132,216	3,987,639

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 11.5%
Materials — 11.5%
Aura Minerals (B)	20,869	$1,138,821
Coeur Mining	286,471	4,271,283
Hecla Mining	365,584	5,162,046
Perpetua Resources *	75,543	1,388,244

TOTAL UNITED STATES		11,960,394
TOTAL COMMON STOCK (Cost $80,375,568)		104,494,953

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.6%
BNP Paribas SA 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $405,051 (collateralized by various U.S. Treasury Obligations, ranging in par value $777 - $261,258, 0.000% - 6.625%, 09/08/2026 - 11/15/2053, with a total market value of $408,087)	$404,928	404,928
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $405,053 (collateralized by various U.S. Treasury Obligations, ranging in par value $25 - $48,481, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $412,028)	404,928	404,928
Daiwa Capital Markets America, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $103,420 (collateralized by various U.S. Treasury Obligations, ranging in par value $518 - $44,113, 0.125% - 4.375%, 12/31/2026 - 11/30/2032, with a total market value of $104,546)	103,389	103,389

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Deutsche Bank Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $405,051 (collateralized by various U.S. Treasury Obligations, ranging in par value $22,788 - $389,529, 3.375% - 4.000%, 09/15/2027 - 11/15/2035, with a total market value of $407,906)	$404,928	$404,928
RBC Dominion Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $405,051 (collateralized by various U.S. Treasury Obligations, ranging in par value $373 - $228,384, 0.000% - 2.125%, 11/17/2026 - 02/15/2049, with a total market value of $413,016)	404,928	404,928
TOTAL REPURCHASE AGREEMENTS (Cost $1,723,101)		1,723,101
TOTAL INVESTMENTS — 101.7% (Cost $82,098,669)		$106,218,054

Percentages are based on Net Assets of $104,438,764.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $2,398,859.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $1,723,101. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $867,136.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$104,494,953	$—	$—	^	$104,494,953
Repurchase Agreements	—	1,723,101	—		1,723,101
Total Investments in Securities	$104,494,953	$1,723,101	$—		$106,218,054

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Explorers ETF

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — 92.7%
AUSTRALIA — 8.5%
Energy — 5.5%
Alligator Energy *(A)(B)	228,916,855	$8,360,556
Aura Energy *(A)(B)	54,423,930	4,586,963
Bannerman Energy *(A)(B)	11,024,095	23,925,195
Berkeley Energia *(A)	25,169,973	8,470,594
Boss Energy *(A)(B)	22,858,334	19,586,574
Cauldron Energy *	53,629,815	4,708,368
Deep Yellow *(A)	52,906,089	49,049,395
Elevate Uranium *(A)(B)	23,868,180	3,604,224
Lotus Resources *(A)(B)	14,819,466	2,498,031
Paladin Energy *(A)	25,821,282	170,837,326
Peninsula Energy *(B)	22,139,804	4,276,225
		299,903,451
Industrials — 0.8%
Silex Systems *(B)	13,301,838	43,069,184

Materials — 2.2%
Anson Resources *(B)	71,763,628	2,217,743
Atomic Eagle *(B)	15,140,679	5,051,182
BHP Group	2,649,964	112,249,228
		119,518,153
TOTAL AUSTRALIA		462,490,788
CANADA — 34.1%
Energy — 32.2%
Anfield Energy *(B)	680,516	2,677,726
Atha Energy *	20,279,076	14,166,514
Cameco	13,990,654	1,206,536,209
CanAlaska Uranium *	12,352,245	3,345,941
Denison Mines *(B)	52,690,423	148,360,246
F3 Uranium *	35,545,167	3,293,917
Forsys Metals *	9,768,996	3,412,203
IsoEnergy *(B)	2,664,410	24,747,665
Laramide Resources *(B)	11,986,486	4,186,747
Mega Uranium *	19,744,724	7,318,856
NexGen Energy *(B)	36,126,466	330,143,133

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Skyharbour Resources *	11,993,709	$3,163,326
		1,751,352,483
Industrials — 1.6%
Aecon Group	2,765,527	89,164,762

Materials — 0.3%
American Lithium *(B)	13,866,284	3,805,481
Global Atomic *(B)	27,425,794	10,557,030
		14,362,511
TOTAL CANADA		1,854,879,756
CHINA — 1.1%
Energy — 1.1%
CGN Mining (B)	191,286,300	59,032,958

JAPAN — 4.2%
Industrials — 4.2%
ITOCHU	9,086,589	114,934,151
Mitsubishi Heavy Industries	4,696,367	111,019,786

TOTAL JAPAN		225,953,937
KAZAKHSTAN — 4.4%
Energy — 4.4%
NAC Kazatomprom JSC GDR (B)	3,784,306	239,546,570

SOUTH AFRICA — 2.1%
Materials — 2.1%
Sibanye Stillwater	53,780,731	116,586,519

SOUTH KOREA — 10.1%
Industrials — 10.1%
Daewoo Engineering & Construction *	10,401,424	93,238,549
Doosan Enerbility *	2,260,826	106,404,871
GS Engineering & Construction	3,851,971	63,357,453
Hyundai Engineering & Construction	1,591,715	105,615,655
KEPCO Engineering & Construction	1,084,543	67,703,112

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Samsung C&T	455,409	$112,279,065

TOTAL SOUTH KOREA		548,598,705
UNITED KINGDOM — 2.0%
Energy — 2.0%
Yellow Cake *	14,719,955	108,456,362

UNITED STATES — 26.2%
Energy — 12.4%
Centrus Energy, Cl A *(A)(B)	1,062,431	187,975,917
Eagle Nuclear Energy *	913,163	5,205,029
Encore Energy *(B)	11,148,084	12,079,045
Energy Fuels *(B)	14,385,240	164,684,004
Lightbridge *(A)	2,032,298	16,746,135
Uranium Energy *(A)	27,240,349	261,507,350
Ur-Energy *(B)	21,248,943	25,923,710
		674,121,190
Industrials — 7.3%
NANO Nuclear Energy *(B)	2,504,497	39,846,547
NuScale Power *(A)(B)	19,620,672	165,206,058
Terra Innovatum Global *	1,271,762	6,536,857
Terrestrial Energy *	3,842,214	18,865,271
X-Energy, Cl A *	10,106,688	164,840,081
		395,294,814
Materials — 0.4%
Uranium Royalty	7,138,559	24,271,101

Utilities — 6.1%
Oklo, Cl A *(B)	8,533,600	331,359,688

TOTAL UNITED STATES		1,425,046,793
TOTAL COMMON STOCK (Cost $4,531,838,322)		5,040,592,388

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Uranium ETF

	Shares	Value
EXCHANGE-TRADED PRODUCT — 6.7%
International Equity — 6.7%
Sprott Physical Uranium Trust *	20,134,116	$366,557,595

TOTAL EXCHANGE-TRADED PRODUCT (Cost $358,032,408)		366,557,595

	Number of Rights
RIGHTS — 0.0%
Australia — 0.0%
Lotus Resources(C) Expires 08/13/2026	14,028,120	197,053

TOTAL RIGHTS (Cost $9,336,032)		197,053

	Face Amount
REPURCHASE AGREEMENTS(D) — 3.4%
Bank of America Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $5,254,865 (collateralized by various U.S. Government Obligations, ranging in par value $29,895 - $3,805,847, 5.000% - 6.500%, 12/01/2054 - 07/20/2056, with a total market value of $5,331,946)	$5,253,267	5,253,267
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $19,180,340 (collateralized by a U.S. Government Obligations, with a par value $19,473,584, 3.870%, due 07/07/2028, with a total market value of $19,508,441)	19,174,588	19,174,588
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $43,223,832 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,642 - $5,173,476, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $43,968,140)	43,210,509	43,210,509

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Daiwa Capital Markets America, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,156,151 (collateralized by various U.S. Treasury Obligations, ranging in par value $15,818 - $1,346,216, 0.125% - 4.375%, 12/31/2026 - 11/30/2032, with a total market value of $3,190,497)	$3,155,194	$3,155,194
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $28,338,264 (collateralized by various U.S. Government Obligations, ranging in par value $23,570 - $8,374,481, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $28,783,657)	28,329,647	28,329,647
JP Morgan Securities LLC 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $42,699,309 (collateralized by various U.S. Government Obligations, ranging in par value $4,731 - $3,578,603, 1.500% - 7.500%, 05/01/2030 - 08/01/2056, with a total market value of $43,354,335)	42,686,325	42,686,325
Natwest Markets Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $14,350,774 (collateralized by various U.S. Government Obligations, ranging in par value $189,373 - $7,252,231, 1.510% - 6.379%, 12/01/2030 - 09/01/2054, with a total market value of $14,575,716)	14,346,410	14,346,410
Nomura Securities International, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $21,021,971 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $39,846 - $6,849,842, 3.000% - 6.500%, 07/31/2031 - 03/01/2056, with a total market value of $21,354,715)	21,015,579	21,015,579

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $7,955,401 (collateralized by various U.S. Treasury Obligations, ranging in par value $7,317 - $4,485,573, 0.000% - 2.125%, 11/17/2026 - 02/15/2049, with a total market value of $8,111,836)	$7,952,989	$7,952,989
TOTAL REPURCHASE AGREEMENTS (Cost $185,124,508)		185,124,508
TOTAL INVESTMENTS — 102.8% (Cost $5,084,331,270)		$5,592,471,544

Percentages are based on Net Assets of $5,439,338,602.

*	Non-income producing security.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $297,481,961.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $185,124,508. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $125,251,186.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,040,592,388	$—	$—	$5,040,592,388
Exchange-Traded Product	366,557,595	—	—	366,557,595
Rights	—	—	197,053	197,053
Repurchase Agreements	—	185,124,508	—	185,124,508
Total Investments in Securities	$5,407,149,983	$185,124,508	$197,053	$5,592,471,544

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Uranium ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Alligator Energy

$3,948,522	$2,120,238	$(2,187,681)	$5,011,329	$(531,852)	$8,360,556	$—	$—
Aura Energy

5,546,440	2,399,629	(632,836)	(2,586,831)	(139,439)	4,586,963	—	—
Bannerman Energy

26,121,881	10,193,674	(9,894,673)	(3,048,791)	553,104	23,925,195	—	—
Berkeley Energia

8,819,999	2,969,766	(2,140,276)	(1,284,854)	105,959	8,470,594	—	—
Boss Energy

27,587,234	8,838,108	(6,017,052)	(2,774,867)	(8,046,849)	19,586,574	—	—
Centrus Energy, Cl A

309,399,483	94,917,566	(27,403,310)	(200,198,515)	11,260,693	187,975,917	—	—
Deep Yellow

57,375,546	25,560,441	(16,825,058)	(17,402,808)	341,274	49,049,395	—	—
Elevate Uranium

4,091,166	3,131,460	(947,871)	(2,165,829)	(504,702)	3,604,224	—	—
Lightbridge

—	17,033,937	—	(287,802)	—	16,746,135	—	—
Lotus Resources

14,701,252	31,554,002	(33,095,384)	(10,263,485)	(398,354)	2,498,031	—	—
NuScale Power

293,398,424	157,657,263	(12,709,843)	(276,036,198)	2,896,412	165,206,058	—	—
Paladin Energy

136,697,636	79,390,664	(39,606,999)	(3,323,902)	(2,320,073)	170,837,326	—	—
Uranium Energy

362,196,767	134,086,767	(65,376,544)	(171,192,641)	1,793,001	261,507,350	—	—
Totals:

$1,249,884,350	$569,853,515	$(216,837,527)	$(685,555,194)	$5,009,174	$922,354,318	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 15.6%
Materials — 15.6%
Alkane Resources *	6,224	$5,814
Anglogold Ashanti PLC	3,194	253,348
Bellevue Gold *	9,587	8,484
Capricorn Metals	2,732	24,465
Catalyst Metals *	1,616	6,129
Emerald Resources NL *	3,445	13,042
Evolution Mining	13,380	105,909
Genesis Minerals *	7,074	28,370
Greatland Resources *	3,406	23,802
Kingsgate Consolidated	1,598	4,534
Northern Star Resources	9,132	127,636
OceanaGold	1,479	35,635
Ora Banda Mining *	8,860	7,063
Pantoro Gold *	2,365	3,389
Perseus Mining	8,865	30,198
Predictive Discovery *	25,827	12,063
Ramelius Resources	12,295	26,338
Regis Resources	4,896	20,942
Resolute Mining *	12,271	8,015
Vault Minerals	6,736	22,567
West African Resources *	6,314	12,594
Westgold Resources	6,236	20,717

TOTAL AUSTRALIA		801,054
BRAZIL — 6.1%
Materials — 6.1%
Wheaton Precious Metals	2,874	313,352

BURKINA FASO — 1.1%
Materials — 1.1%
IAMGOLD *	3,828	54,319

CANADA — 42.5%
Materials — 42.5%
AbraSilver Resource *	952	9,216
Agnico Eagle Mines	3,172	460,796
Alamos Gold, Cl A	2,782	77,423

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Allied Gold *	652	$11,886
Americas Gold & Silver *	1,804	6,891
Andean Precious Metals *	369	1,465
B2Gold	8,312	31,170
Barrick Mining	10,559	387,832
Centerra Gold	1,316	22,622
Collective Mining *	326	4,020
Discovery Silver *	3,474	21,668
DPM Metals	1,419	49,847
Elemental Royalty	231	3,620
Endeavour Silver *	1,963	14,762
Equinox Gold	5,003	44,777
First Majestic Silver	3,241	48,712
Fortuna Mining *	1,990	16,776
Franco-Nevada	1,214	258,485
G Mining Ventures *	1,387	42,253
G3 Goldfields (A)	567	89
Galiano Gold *	1,699	2,956
GoGold Resources *	2,733	5,650
Gold Royalty *	1,270	3,302
Highlander Silver *	833	3,545
i-80 Gold *	5,088	6,564
International Tower Hill Mines *	1,731	3,029
K92 Mining *	1,582	25,407
Kinross Gold	7,892	182,305
Lundin Gold	659	36,871
McEwen *	340	5,879
Metalla Royalty & Streaming *	456	3,356
Montage Gold *	1,860	21,028
New Found Gold *	1,626	2,211
New Pacific Metals *	652	3,025
Novagold Resources *	2,196	12,803
OR Royalties	1,242	36,962
Orezone Gold *	2,884	4,399
Osisko Development *	1,464	3,499
Pan American Silver	2,795	120,493
Rio2 *	2,658	4,926
Santacruz Silver Mining *	568	3,669
Seabridge Gold *	627	16,183

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Skeena Resources *	658	$17,490
Snowline Gold *	874	8,380
Southern Cross Gold Consolidated *	1,279	8,669
SSR Mining *	1,360	34,843
Torex Gold Resources	619	23,805
Triple Flag Precious Metals	1,348	38,782
Vizsla Silver *	2,220	6,971
Wesdome Gold Mines *	983	18,226

TOTAL CANADA		2,179,538
CHINA — 5.0%
Materials — 5.0%
Chifeng Jilong Gold Mining Group, Cl H	1,000	4,257
Lingbao Gold Group, Cl H	4,700	11,568
Shandong Gold Mining, Cl H	6,300	16,197
Silvercorp Metals	1,401	13,113
Wanguo Gold Group	9,600	12,891
Zhaojin Mining Industry, Cl H	11,100	30,009
Zijin Mining Group, Cl H	39,500	167,438

TOTAL CHINA		255,473
COLOMBIA — 0.5%
Materials — 0.5%
Aris Mining *	1,341	17,916
Mineros	1,793	8,959

TOTAL COLOMBIA		26,875
HONG KONG — 0.9%
Materials — 0.9%
Tongguan Gold Group	16,800	4,392
Zijin Gold International	2,685	40,472

TOTAL HONG KONG		44,864
IVORY COAST — 1.3%
Materials — 1.3%
Endeavour Mining	1,442	68,347

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 0.8%
Materials — 0.8%
Fresnillo	1,222	$40,702

MOROCCO — 0.4%
Materials — 0.4%
Aya Gold & Silver *	916	17,982

PERU — 0.9%
Materials — 0.9%
Cia de Minas Buenaventura SAA ADR	1,130	34,217
Hochschild Mining	2,103	12,209

TOTAL PERU		46,426
SOUTH AFRICA — 5.3%
Materials — 5.3%
DRDGOLD ADR	287	5,861
Gold Fields ADR	5,945	192,737
Harmony Gold Mining ADR	3,686	58,054
Pan African Resources	13,311	16,559

TOTAL SOUTH AFRICA		273,211
TURKEY — 1.0%
Materials — 1.0%
Eldorado Gold	1,714	51,746

UNITED STATES — 18.5%
Materials — 18.5%
Aura Minerals	233	12,715
Coeur Mining	6,832	101,865
Dakota Gold *	757	3,437
Hecla Mining	4,421	62,424
Hycroft Mining Holding, Cl A *	327	6,386
Newmont	6,759	633,386
Perpetua Resources *	772	14,213
Royal Gold	562	111,473

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sunshine Silver Mining & Refining *	333	$4,785

TOTAL UNITED STATES		950,684
TOTAL COMMON STOCK (Cost $6,651,423)		5,124,573

	Number of Rights
RIGHTS — 0.0%
Canada — 0.0%
G Mining Ventures#(A)	1,133	347

TOTAL RIGHTS (Cost $–)		347
TOTAL INVESTMENTS — 99.9% (Cost $6,651,423)		$5,124,920

Percentages are based on Net Assets of $5,128,692.

*	Non-income producing security.
#	Expiration date not available.
(A)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$5,124,484	$—	$89	$5,124,573
Rights	—	—	347	347
Total Investments in Securities	$5,124,484	$—	$436	$5,124,920

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets

Schedule of Investments	July 31, 2026 (Unaudited)
Global X Gold Miners ETF

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

GLX-QH-001-3500

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — 70.4%
CANADA — 1.6%
Utilities — 1.6%
Brookfield Renewable (A)	102,871	$3,430,378

CHILE — 1.8%
Consumer Discretionary — 1.8%
Empresas Copec	546,731	3,739,187

COLOMBIA — 61.6%
Consumer Discretionary — 1.3%
Organizacion Terpel	465,307	2,626,288

Consumer Staples — 1.5%
Almacenes Exito	2,089,190	3,123,902

Energy — 13.3%
Ecopetrol	24,505,119	20,832,455
Geopark (A)	345,120	3,364,920
Parex Resources	198,500	3,435,563
		27,632,938
Financials — 15.0%
Banco de Bogota	255,188	3,140,186
Financiera Colombiana *	933,656	6,082,759
Grupo Cibest	611,842	17,387,366
Grupo de Inversiones Suramericana	272,396	4,757,812
		31,368,123
Materials — 10.5%
Aris Mining *	226,749	3,027,415
Cementos Argos	2,525,405	8,844,483
Grupo Argos	1,195,900	6,423,052
Mineros	707,262	3,582,849
		21,877,799

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.5%
Patrimonio Autonomo Estrategias Inmobiliarias ‡	253,649	$5,278,392

Utilities — 17.5%
Celsia	3,862,443	6,149,781
Grupo Energia Bogota	9,492,129	8,642,673
Interconexion Electrica	2,293,871	21,797,166
		36,589,620
TOTAL COLOMBIA		128,497,062
GUATEMALA — 2.2%
Communication Services — 2.2%
Millicom International Cellular	47,692	4,553,632

UNITED STATES — 3.2%
Industrials — 3.2%
Tecnoglass	153,305	6,659,569

TOTAL COMMON STOCK (Cost $105,652,441)		146,879,828

PREFERRED STOCK — 29.4%
COLOMBIA— 29.4%
Financials — 27.7%
Davivienda Group (B)	797,743	8,138,191
Grupo Aval Acciones y Valores (B)	30,409,965	8,156,770
Grupo Cibest (B)	1,543,331	36,540,560
Grupo de Inversiones Suramericana (B)	353,076	5,015,746
		57,851,267
Materials — 1.7%
Grupo Argos (B)	875,386	3,583,235
TOTAL COLOMBIA		61,434,502
TOTAL PREFERRED STOCK (Cost $33,399,861)		61,434,502

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 7.2%
U.S. Treasury Bill 3.634%, 09/01/2026(C)	$15,000,000	$14,956,198
TOTAL U.S. TREASURY OBLIGATION (Cost $14,957,720)		14,956,198

REPURCHASE AGREEMENTS(D) — 1.9%
BNP Paribas SA 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $951,877 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,827 - $613,961, 0.000% - 6.625%, 09/08/2026 - 11/15/2053, with a total market value of $959,011)	951,588	951,588
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $951,881 (collateralized by various U.S. Treasury Obligations, ranging in par value $58 - $113,931, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $968,273)	951,588	951,588
Daiwa Capital Markets America, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $243,033 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,218 - $103,663, 0.125% - 4.375%, 12/31/2026 - 11/30/2032, with a total market value of $245,677)	242,959	242,959
Deutsche Bank Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $951,877 (collateralized by various U.S. Treasury Obligations, ranging in par value $53,551 - $915,400, 3.375% - 4.000%, 09/15/2027 - 11/15/2035, with a total market value of $958,587)	951,588	951,588

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
RBC Dominion Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $951,877 (collateralized by various U.S. Treasury Obligations, ranging in par value $875 - $536,706, 0.000% - 2.125%, 11/17/2026 - 02/15/2049, with a total market value of $970,594)	$951,588	$951,588
TOTAL REPURCHASE AGREEMENTS (Cost $4,049,311)		4,049,311
TOTAL INVESTMENTS — 108.9% (Cost $158,059,333)		$227,319,839

Percentages are based on Net Assets of $208,743,308.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $3,947,509.
(B)	There is currently no stated interest rate.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $4,049,311. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $0.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Colombia ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$146,879,828	$—	$—	$146,879,828
Preferred Stock	61,434,502	—	—	61,434,502
U.S. Treasury Obligation	—	14,956,198	—	14,956,198
Repurchase Agreements	—	4,049,311	—	4,049,311
Total Investments in Securities	$208,314,330	$19,005,509	$—	$227,319,839

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 99.9%
Consumer Discretionary — 99.9%
Alibaba Group Holding	706,256	$10,537,639
Anhui Jianghuai Automobile Group, Cl A *	106,100	412,718
ANTA Sports Products	352,896	3,552,992
BAIC BluePark New Energy Technology, Cl A*	299,600	267,064
Bosideng International Holdings	3,191,300	2,010,434
BYD, Cl A	134,446	1,906,579
BYD, Cl H	780,240	9,367,935
CCOOP Group, Cl A *	849,700	178,662
Changzhou Xingyu Automotive Lighting Systems, Cl A	13,730	201,679
China Tourism Group Duty Free, Cl A	92,250	792,404
Chongqing Afari Technology, Cl A *	212,700	262,355
Chongqing Changan Automobile, Cl A	389,208	453,559
Chow Tai Fook Jewellery Group (A)	1,154,100	1,820,574
Ecovacs Robotics, Cl A	27,850	250,194
Fuyao Glass Industry Group, Cl A	94,714	837,271
Fuyao Glass Industry Group, Cl H	288,000	2,181,596
Geely Automobile Holdings	1,873,000	4,729,315
Great Wall Motor, Cl H	1,167,297	1,351,645
Gree Electric Appliances of Zhuhai, Cl A	131,800	825,531
Guangzhou Automobile Group, Cl A *	225,800	184,561
H World Group ADR	63,916	2,728,574
Haidilao International Holding (A)	966,900	1,466,084
Haier Smart Home, Cl A	285,219	979,392
Haier Smart Home, Cl H	845,460	2,436,671
Hesai Group, Cl B *(A)	417,880	893,143
Huayu Automotive Systems, Cl A	148,380	370,434
Huizhou Desay Sv Automotive, Cl A	28,700	392,886
JD.com, Cl A	545,004	8,833,657
Laopu Gold, Cl H (A)	19,820	820,947
Li Auto, Cl A *(A)	354,736	2,415,694
Li Ning	953,500	1,842,165
Meituan, Cl B *	1,048,700	12,370,530
Midea Group, Cl A	156,800	2,033,891
Midea Group, Cl H	185,000	2,343,878
MINISO Group Holding	310,000	1,013,620
New Oriental Education & Technology Group	492,340	2,842,934
Ningbo Tuopu Group, Cl A	81,845	565,355

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
NIO, Cl A *	610,010	$3,019,867
PDD Holdings ADR *	123,476	10,935,035
Pop Mart International Group (A)	145,200	3,010,804
SAIC Motor, Cl A	387,700	649,860
Sailun Group, Cl A	154,753	324,474
Seres Group, Cl A	74,700	688,553
Shenzhen Kedali Industry, Cl A	13,300	359,037
Shenzhou International Group Holdings	318,692	1,811,784
Sichuan Changhong Electric, Cl A	217,200	223,201
TAL Education Group ADR *	184,770	2,309,625
Tongcheng Travel Holdings	734,200	1,337,020
Trip.com Group *	121,122	5,659,445
Vipshop Holdings ADR	139,311	2,137,031
Wanxiang Qianchao, Cl A	156,100	259,573
XPeng, Cl A *	394,476	2,545,461
Yadea Group Holdings	915,500	1,252,718
Yum China Holdings	93,798	4,459,281
Zhejiang China Commodities City Group, Cl A .	258,000	488,998
Zhejiang Leapmotor Technology, Cl H *	299,200	1,524,693
TOTAL CHINA		129,471,022
TOTAL COMMON STOCK (Cost $179,748,649)		129,471,022

	Face Amount
REPURCHASE AGREEMENTS(B) — 2.5%
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $773,675 (collateralized by various U.S. Treasury Obligations, ranging in par value $47 - $92,601, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $786,998)	$773,437	773,437

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citigroup Global Markets, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $197,534 (collateralized by various U.S. Treasury Obligations, ranging in par value $241,038 - $241,038, 3.625% - 3.625%, 02/15/2044 - 02/15/2044, with a total market value of $197,417)	$197,474	$197,474
Daiwa Capital Markets America, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $773,672 (collateralized by various U.S. Treasury Obligations, ranging in par value $3,878 - $330,000, 0.125% - 4.375%, 12/31/2026 - 11/30/2032, with a total market value of $782,091)	773,437	773,437
Deutsche Bank Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $773,672 (collateralized by various U.S. Treasury Obligations, ranging in par value $43,526 - $744,024, 3.375% - 4.000%, 09/15/2027 - 11/15/2035, with a total market value of $779,126)	773,437	773,437
RBC Dominion Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $773,672 (collateralized by various U.S. Treasury Obligations, ranging in par value $712 - $436,227, 0.000% - 2.125%, 11/17/2026 - 02/15/2049, with a total market value of $788,885)	773,437	773,437
TOTAL REPURCHASE AGREEMENTS (Cost $3,291,222)		3,291,222
TOTAL INVESTMENTS — 102.4% (Cost $183,039,871)		$132,762,244

Percentages are based on Net Assets of $129,662,510.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI China Consumer Discretionary ETF

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts MSCI CHINA FUTURE	6	Sep-2026	$171,281	$186,480	$15,199

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $5,605,029.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $3,291,222. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $2,827,536.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$129,471,022	$—	$—	$129,471,022
Repurchase Agreements	—	3,291,222	—	3,291,222
Total Investments in Securities	$129,471,022	$3,291,222	$—	$132,762,244

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$15,199	$—	$—	$15,199
Total Other Financial Instruments	$15,199	$—	$—	$15,199

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — 99.8%
BRAZIL — 3.3%
Materials — 3.3%
Yara International	61,906	$2,915,734

DENMARK — 0.6%
Industrials — 0.6%
Cadeler *	90,067	509,489

FAROE ISLANDS — 1.1%
Consumer Staples — 1.1%
Bakkafrost	19,625	936,534

GABON — 0.1%
Energy — 0.1%
BW Energy *	20,559	112,504

NORWAY — 88.9%
Communication Services — 5.7%
Telenor	239,439	3,377,927
Vend Marketplaces, Cl B	63,637	1,603,640
		4,981,567
Consumer Discretionary — 1.0%
Europris	61,680	554,744
SATS	67,322	297,775
		852,519
Consumer Staples — 10.2%
Austevoll Seafood	31,478	282,114
Leroy Seafood Group	104,245	456,145
Mowi	169,150	3,613,356
Orkla	282,318	3,137,462
Salmar	26,358	1,432,651
		8,921,728
Energy — 26.3%
Aker BP	122,884	4,334,019
Aker Solutions	114,827	508,986

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
BLUENORD	8,697	$469,503
BW Offshore	34,094	167,699
DNO	170,600	300,756
DOF Group	52,671	691,417
Equinor	273,398	11,138,629
Frontline PLC	56,274	2,229,790
Odfjell Drilling	46,621	447,324
TGS	76,451	1,026,956
Var Energi	364,012	1,811,578
		23,126,657
Financials — 23.7%
B2 Impact	71,967	184,011
DNB Bank	316,009	10,162,454
Gjensidige Forsikring	77,764	2,313,848
Protector Forsikring	20,054	1,039,048
Sparebank 1 Nord Norge	35,132	586,163
Sparebank 1 Oestlandet	18,491	379,561
SpareBank 1 SMN	47,666	986,671
SpareBank 1 Sor-Norge	80,293	1,794,787
Storebrand	156,630	3,326,088
		20,772,631
Industrials — 13.2%
Aker, Cl A	8,666	1,164,092
AutoStore Holdings *	399,944	505,612
Hoegh Autoliners	40,805	724,958
Kongsberg Gruppen	162,464	5,073,895
Kongsberg Maritime *	171,018	961,099
MPC Container Ships	129,499	332,616
Norconsult Norge	70,992	290,804
Norwegian Air Shuttle	204,757	281,200
Odfjell, Cl A	7,045	84,681
Stolt-Nielsen	7,948	266,492
TOMRA Systems	86,334	953,987
Wallenius Wilhelmsen, Cl B	39,488	614,957
Wilh Wilhelmsen Holding, Cl A	3,810	308,522
		11,562,915

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.8%
Kitron	85,038	$779,170
LINK Mobility Group Holding *(A)	101,107	271,844
NORBIT	13,036	241,087
Nordic Semiconductor *	69,917	1,169,928
		2,462,029
Materials — 5.8%
Elkem *	105,679	345,422
Elopak	52,237	200,208
Norsk Hydro	500,056	4,569,163
		5,114,793
Real Estate — 0.2%
Entra	15,560	173,906

TOTAL NORWAY		77,968,745
SINGAPORE — 0.9%
Energy — 0.9%
BW LPG	37,160	843,174

SOUTH AFRICA — 0.6%
Utilities — 0.6%
Scatec *	54,410	525,501

SWEDEN — 0.8%
Information Technology — 0.6%
Atea	30,584	552,074

Real Estate — 0.2%
PPI Public Property Invest	89,478	181,613

TOTAL SWEDEN		733,687
UNITED KINGDOM — 3.5%
Energy — 3.5%
Paratus Energy Services	29,609	148,448

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Subsea 7	87,374	$2,933,287

TOTAL UNITED KINGDOM		3,081,735
TOTAL COMMON STOCK (Cost $93,189,737)		87,627,103

	Face Amount
REPURCHASE AGREEMENTS(B) — 0.3%
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $210,065 (collateralized by various U.S. Treasury Obligations, ranging in par value $13 - $25,143, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $213,682)	$210,000	210,000
Daiwa Capital Markets America, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $14,302 (collateralized by various U.S. Treasury Obligations, ranging in par value $72 - $6,100, 0.125% - 4.375%, 12/31/2026 - 11/30/2032, with a total market value of $14,458)	14,298	14,298
TOTAL REPURCHASE AGREEMENTS (Cost $224,298)		224,298
TOTAL INVESTMENTS — 100.1% (Cost $93,414,035)		$87,851,401

Percentages are based on Net Assets of $87,722,842.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $213,213.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $224,298. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $0.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$87,627,103	$—	$—	$87,627,103
Repurchase Agreements	—	224,298	—	224,298
Total Investments in Securities	$87,627,103	$224,298	$—	$87,851,401

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 0.9%
Consumer Staples — 0.9%
Wilmar International	285,332	$873,465

INDONESIA — 8.7%
Communication Services — 1.0%
Telkom Indonesia Persero	7,118,075	1,040,377

Financials — 6.6%
Bank Central Asia	8,012,339	2,816,386
Bank Mandiri Persero	6,981,668	1,625,719
Bank Negara Indonesia Persero	1,971,792	386,819
Bank Rakyat Indonesia Persero	10,816,184	1,827,342
		6,656,266
Industrials — 0.8%
Astra International	2,734,155	774,936

Materials — 0.3%
Amman Mineral Internasional *	1,177,800	268,366

TOTAL INDONESIA		8,739,945
MALAYSIA — 14.5%
Financials — 9.6%
CIMB Group Holdings	1,382,645	2,669,538
Hong Leong Bank	100,600	542,573
Malayan Banking	1,247,939	3,328,652
Public Bank	2,414,855	3,055,133
		9,595,896
Health Care — 1.0%
IHH Healthcare	507,797	1,037,588

Materials — 1.2%
Press Metal Aluminium Holdings	610,326	1,188,840

Schedule of Investments	July 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.7%
Tenaga Nasional	772,944	$2,761,528

TOTAL MALAYSIA		14,583,852
PHILIPPINES — 4.1%
Financials — 1.3%
Bank of the Philippine Islands	306,940	513,907
BDO Unibank	372,889	758,325
		1,272,232
Industrials — 2.8%
International Container Terminal Services	178,180	2,802,798

TOTAL PHILIPPINES		4,075,030
SINGAPORE — 52.7%
Communication Services — 4.2%
Singapore Telecommunications	1,207,158	4,174,935

Financials — 40.2%
DBS Group Holdings	331,465	19,111,263
Oversea-Chinese Banking	527,908	11,978,470
Singapore Exchange	133,200	2,537,835
United Overseas Bank	197,202	6,666,589
		40,294,157
Industrials — 5.5%
Keppel	230,900	2,062,956
Singapore Airlines	253,547	1,520,729
Singapore Technologies Engineering	244,700	1,921,309
		5,504,994
Real Estate — 2.8%
CapitaLand Integrated Commercial Trust ‡	1,035,499	2,008,406
CapitaLand Investment	375,410	777,840
		2,786,246
TOTAL SINGAPORE		52,760,332

Schedule of Investments	July 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 18.9%
Communication Services — 2.5%
Advanced Info Service PCL NVDR	147,634	$1,680,045
True PCL NVDR	1,855,600	800,199
		2,480,244
Consumer Staples — 1.2%
CP ALL PCL NVDR	820,717	1,179,738

Energy — 3.2%
PTT Exploration & Production PCL NVDR	203,385	907,520
PTT PCL NVDR	1,995,115	2,300,275
		3,207,795
Financials — 4.6%
Kasikornbank PCL NVDR	287,065	2,097,593
Krung Thai Bank PCL NVDR	917,300	1,215,558
SCB X PCL NVDR	275,807	1,263,711
		4,576,862
Health Care — 1.0%
Bangkok Dusit Medical Services PCL NVDR	1,767,836	1,016,469

Industrials — 1.2%
Airports of Thailand PCL NVDR	632,259	1,207,053

Information Technology — 3.9%
Delta Electronics Thailand PCL NVDR	465,910	3,878,805

Utilities — 1.3%
Gulf Development PCL NVDR	678,646	1,356,581

TOTAL THAILAND		18,903,547
TOTAL COMMON STOCK (Cost $75,411,528)		99,936,171

Schedule of Investments	July 31, 2026 (Unaudited)
Global X FTSE Southeast Asia ETF

	Face Amount	Value
REPURCHASE AGREEMENT(A) — 0.0%
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1 (collateralized by various U.S. Treasury Obligations, ranging in par value $0 - $0, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $1) (Cost $1)	$1	$1
TOTAL INVESTMENTS — 99.8% (Cost $75,411,529)		$99,936,172

Percentages are based on Net Assets of $100,128,082.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $1. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $0.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$99,936,171	$—	$—	$99,936,171
Repurchase Agreement	—	1	—	1
Total Investments in Securities	$99,936,171	$1	$—	$99,936,172

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — 96.8%
ARGENTINA — 56.7%
Communication Services — 3.3%
Telecom Argentina ADR	1,967,641	$27,546,974

Consumer Staples — 1.5%
Cresud SACIF y A ADR (A)	1,139,655	12,775,533

Energy — 19.8%
Transportadora de Gas del Sur ADR *	1,065,386	33,911,236
Vista Energy ADR *	735,058	51,784,836
YPF ADR *(A)	1,550,751	81,476,458
		167,172,530
Financials — 16.6%
Banco BBVA Argentina ADR (A)	1,625,712	30,774,728
Banco Macro ADR (A)	461,428	42,405,233
Grupo Financiero Galicia ADR (A)	1,079,097	53,706,658
Grupo Supervielle ADR *(A)	1,482,198	14,021,593
		140,908,212
Industrials — 2.3%
Corp America Airports *	765,002	19,714,101

Materials — 1.9%
Bioceres Crop Solutions *	1,357,359	488,514
Loma Negra Cia Industrial Argentina ADR *(A)	1,335,263	15,328,819
		15,817,333
Real Estate — 1.6%
IRSA Inversiones y Representaciones ADR	882,937	13,411,813

Utilities — 9.7%
Central Puerto ADR *	1,966,108	30,002,808
Empresa Distribuidora Y Comercializadora Norte ADR *	552,507	14,823,763
Pampa Energia ADR *	425,792	37,605,949
		82,432,520
TOTAL ARGENTINA		479,779,016

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
BRAZIL — 28.3%
Consumer Discretionary — 27.3%
Arcos Dorados Holdings, Cl A	2,904,785	$23,732,094
MercadoLibre *	110,195	206,940,700
		230,672,794
Consumer Staples — 1.0%
Adecoagro	878,137	8,755,026

TOTAL BRAZIL		239,427,820
CANADA — 7.5%
Materials — 7.5%
Fortuna Mining *	2,836,383	23,878,307
Lithium Argentina *	2,875,430	17,281,335
SSR Mining *	877,873	22,427,892

TOTAL CANADA		63,587,534
CHILE — 4.3%
Consumer Staples — 4.3%
Cencosud	9,091,457	19,142,022
Cia Cervecerias Unidas	3,040,544	17,634,648

TOTAL CHILE		36,776,670
TOTAL COMMON STOCK (Cost $814,184,866)		819,571,040

	Face Amount
U.S. TREASURY OBLIGATION — 3.5%
U.S. Treasury Bill 3.634%, 09/01/2026(B)	$30,000,000	29,912,396
TOTAL U.S. TREASURY OBLIGATION (Cost $29,915,440)		29,912,396

	Shares
PREFERRED STOCK — 3.2%
CHILE— 3.2%
Consumer Staples — 3.2%
Embotelladora Andina (C)	5,481,471	27,334,296
TOTAL PREFERRED STOCK (Cost $14,851,111)		27,334,296

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 2.5%
Cantor Fitzgerald Securities 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,169,066 (collateralized by various U.S. Government Obligations, ranging in par value $1,586 - $444,250, 3.500% - 6.500%, 04/01/2031 - 08/20/2071, with a total market value of $1,187,591)	$1,168,711	$1,168,711
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,278,833 (collateralized by a U.S. Government Obligations, par value $3,328,963, 3.870%, 07/07/2028, with a total market value of $3,334,921)	3,277,850	3,277,850
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $5,005,373 (collateralized by various U.S. Treasury Obligations, ranging in par value $306 - $599,095, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $5,091,565)	5,003,830	5,003,830
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $4,549,876 (collateralized by various U.S. Government Obligations, ranging in par value $3,784 - $1,344,573, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $4,621,387)	4,548,493	4,548,493
Deutsche Bank Securities, Inc. 3.620%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,279,282 (collateralized by various U.S. Treasury Obligations, ranging in par value $128,451 - $745,030, 1.250% - 4.625%, 11/30/2027 - 09/30/2030, with a total market value of $1,290,914)	1,278,896	1,278,896

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Natwest Markets Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $2,612,246 (collateralized by various U.S. Government Obligations, ranging in par value $34,471 - $1,320,111, 1.510% - 6.379%, 12/01/2030 - 09/01/2054, with a total market value of $2,653,192)	$2,611,452	$2,611,452
Nomura Securities International, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,404,699 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $6,453 - $1,109,394, 3.000% - 6.500%, 07/31/2031 - 03/01/2056, with a total market value of $3,458,590)	3,403,664	3,403,664
TOTAL REPURCHASE AGREEMENTS (Cost $21,292,896)		21,292,896
TOTAL INVESTMENTS — 106.0% (Cost $880,244,313)		$898,110,628

Percentages are based on Net Assets of $847,009,639.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $21,736,170.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $21,292,896. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $1,587,366.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Argentina ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$819,571,040	$—	$—	$819,571,040
U.S. Treasury Obligation	—	29,912,396	—	29,912,396
Preferred Stock	27,334,296	—	—	27,334,296
Repurchase Agreements	—	21,292,896	—	21,292,896
Total Investments in Securities	$846,905,336	$51,205,292	$—	$898,110,628

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — 99.9%
BELGIUM — 2.6%
Industrials — 1.6%
Cenergy Holdings	201,560	$4,967,400

Materials — 1.0%
Viohalco	157,591	3,205,671

TOTAL BELGIUM		8,173,071
GREECE — 94.6%
Communication Services — 3.9%
Hellenic Telecommunications Organization	536,112	12,348,803

Consumer Discretionary — 8.2%
Allwyn (A)	594,004	9,116,969
Autohellas Tourist and Trading	170,163	2,271,059
Ballys Intralot (A)	3,080,271	3,880,684
FF Group *(B)	452,712	5
FF Group ADR *(B)	198,300	2
JUMBO	371,929	10,355,729
		25,624,448
Consumer Staples — 0.9%
Sarantis	163,377	2,725,613

Energy — 7.8%
HELLENiQ ENERGY Holdings	425,778	6,368,422
Motor Oil Hellas Corinth Refineries	239,810	14,016,393
Tsakos Energy Navigation	105,104	4,216,773
		24,601,588
Financials — 49.2%
Alpha Bank	4,406,072	21,626,075
CrediaBank *(A)	2,762,878	3,178,828
Eurobank	7,244,746	37,092,699
Euronext Athens Holding	99,179	874,085
National Bank of Greece	2,508,571	46,468,381
Optima bank	748,473	8,973,237
Piraeus Bank	3,127,625	35,984,870
		154,198,175

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Greece ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 14.7%
Aegean Airlines	221,441	$3,095,562
Aktor Holding Company Technical And Energy Projects *(A)	437,010	5,239,193
Athens International Airport (A)	310,550	3,773,121
Capital Clean Energy Carriers	87,722	1,954,446
GEK TERNA	287,986	14,983,290
Metlen Energy & Metals PLC (A)	270,210	14,288,502
Piraeus Port Authority	52,533	2,689,661
		46,023,775
Real Estate — 0.9%
LAMDA Development *	372,517	2,706,604

Utilities — 9.0%
Athens Water Supply & Sewage *	256,828	3,362,714
Holding ADMIE IPTO (A)	1,173,101	6,073,698
Public Power	739,181	18,965,352
		28,401,764
TOTAL GREECE		296,630,770
UNITED STATES — 2.7%
Materials — 2.7%
Titan	144,363	8,653,641

TOTAL COMMON STOCK (Cost $226,045,351)		313,457,482

	Face Amount
U.S. TREASURY OBLIGATION — 6.4%
U.S. Treasury Bill 3.634%, 09/01/2026(C)	$20,000,000	19,941,597
TOTAL U.S. TREASURY OBLIGATION (Cost $19,943,627)		19,941,597

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — 3.2%
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,563,858 (collateralized by a U.S. Government Obligations, in par value $1,587,767, 3.870%, 07/07/2028, with a total market value of $1,590,610)	$1,563,389	$1,563,389
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $2,387,551 (collateralized by various U.S. Treasury Obligations, ranging in par value $146 - $285,767, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $2,428,664)	2,386,815	2,386,815
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $2,170,089 (collateralized by various U.S. Government Obligations, ranging in par value $1,805 - $641,301, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $2,204,196)	2,169,429	2,169,429
Deutsche Bank Securities, Inc. 3.620%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,168,439 (collateralized by various U.S. Treasury Obligations, ranging in par value $117,321 - $680,477, 1.250% - 4.625%, 11/30/2027 - 09/30/2030, with a total market value of $1,179,063)	1,168,087	1,168,087
Natwest Markets Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,245,926 (collateralized by various U.S. Government Obligations, ranging in par value $16,441 - $629,635, 1.510% - 6.379%, 12/01/2030 - 09/01/2054, with a total market value of $1,265,455)	1,245,547	1,245,547

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Greece ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Nomura Securities International, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,623,890 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $3,078 - $529,132, 3.000% - 6.500%, 07/31/2031 - 03/01/2056, with a total market value of $1,649,593)	$1,623,396	$1,623,396
TOTAL REPURCHASE AGREEMENTS (Cost $10,156,663)		10,156,663
TOTAL INVESTMENTS — 109.5% (Cost $256,145,641)		$343,555,742

Percentages are based on Net Assets of $313,637,939.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $9,833,891.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Interest rate represents the security’s effective yield at the time of purchase.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $10,156,663. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $1,050,967.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Greece ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$313,457,475	$—	$7	$313,457,482
U.S. Treasury Obligation	—	19,941,597	—	19,941,597
Repurchase Agreements	—	10,156,663	—	10,156,663
Total Investments in Securities	$313,457,475	$30,098,260	$7	$343,555,742

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — 98.2%
FRANCE — 6.8%
Industrials — 6.8%
Airbus	67,033	$15,598,486

GERMANY — 91.0%
Communication Services — 5.6%
Deutsche Telekom	394,466	12,145,096
Scout24	8,361	715,228
		12,860,324
Consumer Discretionary — 5.4%
adidas	20,505	3,760,567
Bayerische Motoren Werke	31,831	2,171,752
Continental	12,285	1,015,705
Mercedes-Benz Group	82,003	4,408,906
Zalando *	27,060	879,843
		12,236,773
Consumer Staples — 0.4%
Beiersdorf	10,183	945,719

Financials — 21.2%
Allianz	43,320	21,556,578
Commerzbank	42,206	1,829,259
Deutsche Bank	217,609	7,980,541
Deutsche Boerse	21,243	6,410,906
Hannover Rueck	6,824	1,967,548
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	14,460	8,687,812
		48,432,644
Health Care — 6.1%
Bayer	111,904	6,186,490
Fresenius & KGaA	46,850	2,399,772
Fresenius Medical Care	21,829	1,116,377
Merck KGaA	14,743	2,428,189
Siemens Healthineers	42,366	1,796,710
		13,927,538

Schedule of Investments	July 31, 2026 (Unaudited)
Global X DAX Germany ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 28.8%
Brenntag	13,155	$925,383
Daimler Truck Holding	59,095	3,327,515
Deutsche Post	107,754	7,160,871
GEA Group	16,607	1,177,957
HOCHTIEF	1,988	1,013,728
MTU Aero Engines	6,154	2,561,718
Rheinmetall	5,299	6,950,308
Siemens	83,622	27,194,107
Siemens Energy	92,626	15,712,797
		66,024,384
Information Technology — 13.7%
Infineon Technologies	148,741	10,553,825
SAP	115,205	20,900,333
		31,454,158
Materials — 4.4%
BASF	101,641	5,893,927
Heidelberg Materials	14,300	2,648,910
Symrise, Cl A	15,134	1,551,446
		10,094,283
Real Estate — 0.9%
Vonovia	83,128	2,011,369

Utilities — 4.5%
E.ON	255,728	5,506,471
RWE	72,647	4,779,331
		10,285,802
TOTAL GERMANY		208,272,994
UNITED STATES — 0.4%
Health Care — 0.4%
QIAGEN	23,563	968,384

TOTAL COMMON STOCK (Cost $211,482,587)		224,839,864

Schedule of Investments	July 31, 2026 (Unaudited)
Global X DAX Germany ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 2.2%
U.S. Treasury Bill 3.634%, 09/01/2026(A)	$5,000,000	$4,985,399
TOTAL U.S. TREASURY OBLIGATION (Cost $4,985,906)		4,985,399

	Shares
PREFERRED STOCK — 1.5%
GERMANY—1.5%
Consumer Discretionary — 0.9%
Volkswagen (B)	23,489	2,017,706
Consumer Staples — 0.6%
Henkel & KGaA (B)	17,228	1,498,914
TOTAL GERMANY		3,516,620
TOTAL PREFERRED STOCK (Cost $4,340,480)		3,516,620
TOTAL INVESTMENTS — 101.9% (Cost $220,808,973)		$233,341,883

Percentages are based on Net Assets of $229,047,465.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Mini DAX Index	5	Sep-2026	$725,121	$739,516	$20,786

*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	There is currently no stated interest rate.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X DAX Germany ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$224,839,864	$—	$—	$224,839,864
U.S. Treasury Obligation	—	4,985,399	—	4,985,399
Preferred Stock	3,516,620	—	—	3,516,620
Total Investments in Securities	$228,356,484	$4,985,399	$—	$233,341,883

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$20,786	$—	$—	$20,786
Total Other Financial Instruments	$20,786	$—	$—	$20,786

*	Futures contracts are valued at unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — 99.9%
VIETNAM — 99.9%
Consumer Discretionary — 0.9%
FPT DIGITAL RETAIL JSC *	68,932	$326,045

Consumer Staples — 11.5%
HAGL JSC *	476,800	253,805
KIDO Group	126,173	240,348
Masan Consumer	106,100	568,814
Masan Group *	471,020	1,183,796
Saigon Beer Alcohol Beverage	124,500	206,155
Thanh Thanh Cong - Bien Hoa JSC *	306,095	247,315
Vietnam Dairy Products JSC	479,200	1,109,609
Vinh Hoan	90,280	180,557
		3,990,399
Energy — 2.8%
PetroVietnam Drilling & Well Services JSC	369,603	255,063
Petrovietnam Refining and Petrochemical *	306,500	295,423
PetroVietnam Technical Services *	190,308	246,745
Petrovietnam Transportation *	251,181	174,773
		972,004
Financials — 29.0%
Bank for Foreign Trade of Vietnam JSC	546,549	1,232,310
Bank for Investment and Development of Vietnam JSC	248,283	358,729
FPT Securities JSC	179,272	145,869
Ho Chi Minh City Development Joint Stock Commercial Bank *	480,800	460,682
Ho Chi Minh City Securities	481,500	457,691
MB Securities JSC	301,450	206,312
Nam A Commercial JSB *	541,730	250,262
Sai Gon-Ha Noi Securities JSC *	382,601	221,119
Saigon - Hanoi Commercial Joint Stock Bank	1,055,295	461,432
Saigon Treasure Commercial JSB *	378,900	1,027,188
SSI Securities	1,059,302	948,520
Techcom Securities JSC	207,080	322,818
Tien Phong Commercial Joint Stock Bank *	387,515	207,751
Vietcap Securities JSC	474,930	384,632
Vietnam Export Import Commercial JSB *	430,447	291,324

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Vietnam Joint Stock Commercial Bank for Industry and Trade	395,760	$463,467
Vietnam Prosperity JSC Bank	788,800	743,797
VIX Securities JSC *	1,621,894	801,681
VNDirect Securities	773,650	488,302
VP Bank Securities *	299,800	289,535
VPS Securities JSC *	260,080	306,552
		10,069,973
Industrials — 9.2%
Binh Minh Plastics JSC	31,200	181,858
Development Investment Construction JSC *	378,918	144,793
Gelex Electric Equipment JSC	74,800	189,983
Gelex Group JSC	447,186	382,566
Gemadept Group	89,300	261,444
Ha Do Group JSC	218,549	134,201
Ho Chi Minh City Infrastructure Investment JSC	275,100	137,024
Hoang Huy Investment Financial Services JSC *	407,431	176,602
IDICO JSC	177,656	220,208
PC1 Group JSC *	236,773	192,656
Tasco JSC *	446,940	251,505
Vietjet Aviation JSC *	153,140	727,838
Vietnam Construction and Import-Export JSC	313,395	184,697
Viettel Post Joint Stock	1,968	3,592
		3,188,967
Information Technology — 4.4%
Digiworld	115,886	161,268
FPT	538,800	1,374,631
		1,535,899
Materials — 8.6%
Duc Giang Chemicals JSC	153,680	228,470
Hoa Phat Group JSC	2,675,553	2,207,544
Hoa Sen Group *	414,139	168,487
PetroVietNam Ca Mau Fertilizer JSC	127,800	149,178
Petrovietnam Fertilizer & Chemicals JSC	241,826	216,536
		2,970,215

Schedule of Investments	July 31, 2026 (Unaudited)
Global X MSCI Vietnam ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 32.0%
Bluemarq Group JSC *	529,584	$207,400
CEO Group JSC *	302,878	131,283
Khang Dien House Trading and Investment JSC *	425,319	282,193
Kinh Bac City Development Holding *	341,400	360,864
Novaland Investment Group *	836,977	413,707
Phat Dat Real Estate Development *	423,814	184,509
Sai Gon VRG Investment	109,599	200,441
Taseco Land Investment JSC	165,200	139,758
Van Phu Real estate development JSC *	110,364	268,142
Vincom Retail JSC	622,100	586,608
Vingroup JSC *	1,012,000	8,238,216
Vinhomes JSC	14,000	78,835
		11,091,956
Utilities — 1.5%
PetroVietnam Gas JSC	84,975	221,641
PetroVietnam Power *	563,753	291,517
		513,158
TOTAL VIETNAM		34,658,616
TOTAL COMMON STOCK (Cost $30,259,375)		34,658,616
TOTAL INVESTMENTS — 99.9% (Cost $30,259,375)		$34,658,616

Percentages are based on Net Assets of $34,705,960.

*	Non-income producing security.

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

See “Glossary” for abbreviations.

July 31, 2026 (Unaudited)
Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

DAX — Deutscher Aktien Index

JSB — Joint-Stock Bank

JSC — Joint-Stock Company

NVDR — Non-Voting Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

GLX-QH-002-3000

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 30.1%
Materials — 30.1%
Elevra Lithium *(A)	735,933	$3,855,948
ESG Minerals *(B)	397,586	—
European Lithium *(A)	7,089,744	1,294,667
IGO *	3,329,241	16,064,086
ioneer *(A)	11,759,328	949,805
Liontown *	10,085,910	6,835,912
Mineral Resources *	839,846	34,200,459
PLS Group *	14,508,909	42,289,925
Rio Tinto PLC ADR	3,563,268	345,102,506
Vulcan Energy Resources *(A)	1,567,689	2,807,722

TOTAL AUSTRALIA		453,401,030
BRAZIL — 0.2%
Materials — 0.2%
Sigma Lithium *	273,135	2,695,843

CANADA — 0.9%
Materials — 0.9%
Lithium Americas *	1,592,287	4,551,500
Lithium Argentina *(A)	676,981	4,029,505
PMET Resources *(A)	754,968	2,201,104
Standard Lithium *(A)	1,071,900	2,177,649

TOTAL CANADA		12,959,758
CHILE — 3.1%
Materials — 3.1%
Sociedad Quimica y Minera de Chile ADR	702,957	47,140,296

CHINA — 32.6%
Consumer Discretionary — 3.9%
BYD, Cl H	4,909,621	58,947,258

Industrials — 11.1%
Contemporary Amperex Technology, Cl A	1,067,565	62,488,294
Eve Energy, Cl A	6,619,794	53,186,546
Jiangxi Special Electric Motor, Cl A *	6,676,540	8,116,563

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Sunwoda Electronic, Cl A	6,518,091	$18,386,240
Wuxi Lead Intelligent Equipment, Cl A	5,113,910	25,632,400
		167,810,043
Information Technology — 6.9%
NAURA Technology Group, Cl A	1,021,110	103,873,985

Materials — 10.7%
Ganfeng Lithium Group, Cl A	5,253,432	38,669,130
Guangzhou Tinci Materials Technology, Cl A	6,192,385	32,771,025
Shanghai Putailai New Energy Technology, Cl A	4,675,728	16,477,971
Sinomine Resource Group, Cl A	2,915,056	20,313,107
Tianqi Lithium, Cl A *	4,759,693	31,961,986
Yunnan Energy New Material, Cl A *	2,656,559	20,687,126
		160,880,345
TOTAL CHINA		491,511,631
FRANCE — 0.1%
Materials — 0.1%
Eramet *(A)	42,101	2,088,702

JAPAN — 12.3%
Consumer Discretionary — 6.7%
Panasonic Holdings	3,777,412	101,632,489

Information Technology — 5.6%
TDK	4,455,624	84,173,446

TOTAL JAPAN		185,805,935
NETHERLANDS — 0.4%
Materials — 0.4%
AMG Critical Materials	170,104	5,753,964

SOUTH KOREA — 9.3%
Industrials — 5.3%
Ecopro	261,759	19,002,635
L&F *	141,001	7,249,332

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LG Energy Solution *	233,098	$53,627,091
		79,879,058
Information Technology — 4.0%
Samsung SDI *	218,971	60,974,600

TOTAL SOUTH KOREA		140,853,658
UNITED STATES — 11.0%
Consumer Discretionary — 4.2%
Lucid Group, Cl A *(A)	898,217	6,628,841
Tesla *	182,674	56,849,976
		63,478,817
Industrials — 2.2%
EnerSys	179,714	33,435,790

Materials — 4.6%
Albemarle	580,938	68,341,546

TOTAL UNITED STATES		165,256,153
TOTAL COMMON STOCK (Cost $1,247,566,489)		1,507,466,970

	Face Amount
REPURCHASE AGREEMENTS(C) — 1.0%
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $2,237,189 (collateralized by a U.S. Government Obligation, par value $2,271,393, 3.870%, due 07/07/2028, with a total market value of $2,275,459)	$2,236,518	2,236,518

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,415,424 (collateralized by various U.S. Treasury Obligations, ranging in par value $209 - $408,793, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $3,474,237)	$3,414,371	$3,414,371
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,104,438 (collateralized by various U.S. Government Obligations, ranging in par value $2,582 - $917,419, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $3,153,231)	3,103,494	3,103,494
Deutsche Bank Securities, Inc. 3.620%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,671,171 (collateralized by various U.S. Treasury Obligations, ranging in par value $167,800 - $973,259, 1.250% - 4.625%, 11/30/2027 - 09/30/2030, with a total market value of $1,686,366)	1,670,667	1,670,667
Natwest Markets Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,782,369 (collateralized by various U.S. Government Obligations, ranging in par value $23,520 - $900,729, 1.510% - 6.379%, 12/01/2030 - 09/01/2054, with a total market value of $1,810,307)	1,781,827	1,781,827

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Nomura Securities International, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $2,323,069 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $4,403 - $756,954, 3.000% - 6.500%, 07/31/2031 - 03/01/2056, with a total market value of $2,359,840)	$2,322,363	$2,322,363
TOTAL REPURCHASE AGREEMENTS (Cost $14,529,240)		14,529,240
TOTAL INVESTMENTS — 101.0% (Cost $1,262,095,729)		$1,521,996,210

Percentages are based on Net Assets of $1,507,610,541.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $16,067,465.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $14,529,240. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $2,786,916.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,507,466,970	$—	$—	^	$1,507,466,970
Repurchase Agreements	—	14,529,240	—		14,529,240
Total Investments in Securities	$1,507,466,970	$14,529,240	$—		$1,521,996,210

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Lithium & Battery Tech ETF

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 93.0%
AUSTRALIA — 2.3%
Industrials — 2.3%
IPH	4,722,809	$13,799,005
McMillan Shakespeare (A)	1,027,832	14,077,023

TOTAL AUSTRALIA		27,876,028
BRAZIL — 12.4%
Consumer Discretionary — 4.9%
Azzas 2154	3,164,000	10,225,637
Cury Construtora e Incorporadora	1,984,700	11,754,327
Cyrela Brazil Realty Empreendimentos e Participacoes	2,081,500	8,755,111
Direcional Engenharia	3,936,700	8,794,454
Grendene	13,273,500	9,797,098
Vulcabras	3,594,760	9,848,948
		59,175,575
Consumer Staples — 0.9%
MBRF Global Foods	3,375,100	11,651,906

Energy — 1.0%
Petroreconcavo S	5,846,900	12,279,221

Financials — 1.3%
BB Seguridade Participacoes	1,892,000	15,364,947

Health Care — 1.4%
Bradsaude S A	5,390,800	16,891,842

Industrials — 0.8%
Tegma Gestao Logistica	1,587,900	9,516,805

Information Technology — 1.2%
Intelbras Industria de Telecomunicacao Eletronica Brasileira	5,165,900	14,895,817

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.9%
Vale	730,800	$10,972,105

TOTAL BRAZIL		150,748,218
CANADA — 1.0%
Materials — 1.0%
Alphamin Resources	12,123,341	12,703,647

CHINA — 4.5%
Communication Services — 2.2%
Autohome ADR (A)	697,582	16,197,854
NetDragon Websoft Holdings	10,559,000	10,853,083
		27,050,937
Consumer Discretionary — 0.5%
Brilliance China Automotive Holdings	22,766,700	5,951,813

Consumer Staples — 0.7%
Sun Art Retail Group (A)	54,929,800	8,335,858

Financials — 1.1%
Qfin Holdings ADR	929,933	12,907,470

TOTAL CHINA		54,246,078
FRANCE — 1.9%
Communication Services — 1.0%
Metropole Television (A)	881,227	12,268,132

Real Estate — 0.9%
ICADE ‡	495,651	11,034,743

TOTAL FRANCE		23,302,875
GREECE — 0.8%
Consumer Discretionary — 0.8%
Allwyn (A)	619,982	9,515,688

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG — 0.8%
Information Technology — 0.8%
VTech Holdings	1,515,420	$9,981,565

INDONESIA — 3.8%
Energy — 1.9%
Alamtri Resources	92,258,200	12,612,825
Bukit Asam	80,316,500	10,355,356
		22,968,181
Financials — 1.9%
Bank Mandiri Persero	49,458,500	11,516,679
Bank Rakyat Indonesia Persero	66,578,800	11,248,169
		22,764,848
TOTAL INDONESIA		45,733,029
ISRAEL — 0.9%
Energy — 0.9%
Energean PLC (A)	1,032,236	10,599,075

KAZAKHSTAN — 1.0%
Financials — 1.0%
Halyk Savings Bank of Kazakhstan JSC GDR	378,078	12,117,400

KUWAIT — 3.0%
Communication Services — 1.1%
Mobile Telecommunications KSCP	7,068,865	13,639,665

Consumer Discretionary — 0.9%
Humansoft Holding KSC	1,419,953	11,009,914

Financials — 1.0%
National Investments KSCP	14,282,521	11,863,632

TOTAL KUWAIT		36,513,211

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
MEXICO — 1.0%
Financials — 1.0%
Banco del Bajio	3,749,600	$12,471,725

NORWAY — 9.0%
Energy — 6.2%
Aker BP	427,811	15,088,545
DNO	7,536,866	13,286,983
FLEX LNG	470,062	14,670,635
SFL, Cl B	1,186,109	14,636,585
Var Energi	3,473,176	17,284,948
		74,967,696
Industrials — 2.8%
Hoegh Autoliners	1,034,077	18,371,815
Wallenius Wilhelmsen, Cl B	978,695	15,241,481
		33,613,296
TOTAL NORWAY		108,580,992
RUSSIA — 0.0%
Materials — 0.0%
Magnitogorsk Iron & Steel Works PJSC *(B)	6,332,020	—
PhosAgro PJSC GDR *(B)	119	—
Severstal PAO *(B)	312,897	—
		—
Utilities — 0.0%
Unipro PJSC *(B)	209,143,887	—

TOTAL RUSSIA		—
SINGAPORE — 1.1%
Real Estate — 1.1%
ESR-REIT ‡	6,319,300	12,896,531

SOUTH AFRICA — 1.7%
Energy — 1.0%
Exxaro Resources	1,036,663	12,760,953

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.7%
Kumba Iron Ore (A)	532,061	$8,436,789

TOTAL SOUTH AFRICA		21,197,742
SPAIN — 1.0%
Real Estate — 1.0%
Metrovacesa	937,785	11,998,124

THAILAND — 2.8%
Consumer Staples — 1.8%
Thaifoods Group NVDR	73,722,700	21,746,458

Real Estate — 1.0%
Sansiri NVDR	257,968,400	11,665,263

TOTAL THAILAND		33,411,721
TURKEY — 1.0%
Consumer Discretionary — 1.0%
Dogus Otomotiv Servis ve Ticaret (A)	2,998,028	12,011,100

UNITED KINGDOM — 4.9%
Energy — 1.3%
Ithaca Energy PLC	4,743,378	15,460,598

Financials — 2.3%
Legal & General Group PLC	3,328,225	13,454,794
Standard Life PLC	1,215,232	15,094,729
		28,549,523
Materials — 1.3%
Victrex PLC	1,515,688	15,971,143

TOTAL UNITED KINGDOM		59,981,264
UNITED STATES — 38.1%
Consumer Staples — 0.9%
Flowers Foods (A)	1,656,524	11,628,799

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.3%
Nordic American Tankers	2,680,495	$17,503,632
Vitesse Energy (A)	642,913	10,029,443
		27,533,075
Financials — 21.8%
Adamas Trust ‡	1,484,353	13,463,082
AGNC Investment ‡	1,082,664	11,541,198
Annaly Capital Management ‡	526,776	11,968,351
Apollo Commercial Real Estate Finance ‡	1,145,839	7,585,454
Arbor Realty Trust ‡	1,568,978	7,860,580
ARMOUR Residential REIT ‡	661,831	10,900,356
Blackstone Mortgage Trust, Cl A ‡	622,813	9,055,701
BrightSpire Capital ‡	2,109,335	10,567,768
Chimera Investment ‡	864,326	10,786,788
Dynex Capital ‡	875,377	11,126,042
Ellington Financial ‡	950,463	12,622,149
GQG Partners, CDI (A)	9,887,606	9,444,612
Invesco Mortgage Capital ‡	1,412,060	10,463,364
Ladder Capital, Cl A ‡	1,172,371	11,207,867
MFA Financial ‡	1,230,441	11,209,317
Orchid Island Capital, Cl A ‡	1,633,336	10,600,351
PennyMac Mortgage Investment Trust ‡	956,255	9,017,485
Redwood Trust ‡	1,846,681	8,439,332
Rithm Capital ‡	1,143,460	11,297,385
Starwood Property Trust ‡	673,467	10,762,003
TFS Financial	815,125	15,006,451
TPG RE Finance Trust ‡	1,375,096	10,959,515
Two Harbors Investment ‡	1,067,469	12,905,700
UWM Holdings (A)	3,964,617	7,215,603
Western Union (A)	1,267,677	8,062,426
		264,068,880
Health Care — 0.9%
Perrigo PLC	1,121,000	11,333,310

Industrials — 1.5%
Robert Half	473,484	17,897,695

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 10.7%
Alexander’s ‡	51,762	$13,199,310
Armada Hoffler Properties REIT ‡	1,766,244	12,293,058
Brandywine Realty Trust ‡	3,837,066	11,664,681
Community Healthcare Trust ‡	697,228	12,766,245
Easterly Government Properties ‡	505,475	12,313,371
Gladstone Commercial ‡	972,684	12,158,550
Global Net Lease ‡	1,230,260	10,727,867
Innovative Industrial Properties ‡	264,966	15,582,650
Millrose Properties, Cl A ‡	445,294	12,459,326
Park Hotels & Resorts ‡	1,086,615	16,364,422
		129,529,480
TOTAL UNITED STATES		461,991,239
TOTAL COMMON STOCK (Cost $1,124,531,197)		1,127,877,252

PREFERRED STOCK — 6.9%
BRAZIL—6.9%
Energy — 1.2%
Petroleo Brasileiro (C)	1,724,800	14,740,401
Financials — 1.9%
Banco ABC Brasil (C)	2,561,900	12,101,916
Banco do Estado do Rio Grande do Sul (C)	4,185,700	11,583,349
		23,685,265
Industrials — 0.9%
Marcopolo (C)	9,978,300	10,428,739
Materials — 1.9%
Bradespar (C)	2,653,700	11,490,931
Unipar Carbocloro (C)	956,100	11,891,384
		23,382,315
Utilities — 1.0%
Cia Energetica de Minas Gerais (C)	5,395,000	12,041,628
TOTAL BRAZIL		84,278,348
TOTAL PREFERRED STOCK (Cost $80,293,255)		84,278,348

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Number of Rights	Value
RIGHTS — 0.0%
Brazil — 0.0%
Banco ABC Brasil(B) Expires 08/03/2026	26,401	$23,278

TOTAL RIGHTS (Cost $–)		23,278

	Face Amount
REPURCHASE AGREEMENTS(D) — 2.6%
Bank of America Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,425,497 (collateralized by various U.S. Government Obligations, ranging in par value $8,110 - $1,032,419, 5.000% - 6.500%, 12/01/2054 - 07/20/2056, with a total market value of $1,446,408)	$1,425,064	1,425,064
Cantor Fitzgerald Securities 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,367,559 (collateralized by various U.S. Government Obligations, ranging in par value $1,855 - $519,678, 3.500% - 6.500%, 04/01/2031 - 08/20/2071, with a total market value of $1,389,229)	1,367,143	1,367,143
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,835,535 (collateralized by a U.S. Government Obligation, par value $3,894,176, 3.870%, due 07/07/2028, with a total market value of $3,901,146)	3,834,385	3,834,385

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $7,459,038 (collateralized by various U.S. Treasury Obligations, ranging in par value $456 - $892,775, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $7,587,482)	$7,456,739	$7,456,739
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $6,780,561 (collateralized by various U.S. Government Obligations, ranging in par value $5,640 - $2,003,781, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $6,887,131)	6,778,499	6,778,499
Deutsche Bank Securities, Inc. 3.620%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,794,593 (collateralized by various U.S. Treasury Obligations, ranging in par value $180,193 - $1,045,138, 1.250% - 4.625%, 11/30/2027 - 09/30/2030, with a total market value of $1,810,911)	1,794,052	1,794,052
Natwest Markets Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $3,892,963 (collateralized by various U.S. Government Obligations, ranging in par value $51,371 - $1,967,327, 1.510% - 6.379%, 12/01/2030 - 09/01/2054, with a total market value of $3,953,983)	3,891,779	3,891,779

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Nomura Securities International, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $5,073,934 (collateralized by various U.S. Government Obligations and U.S. Treasury Obligations, ranging in par value $9,617 - $1,653,301, 3.000% - 6.500%, 07/31/2031 - 03/01/2056, with a total market value of $5,154,246)	$5,072,391	$5,072,391
TOTAL REPURCHASE AGREEMENTS (Cost $31,620,052)		31,620,052
TOTAL INVESTMENTS — 102.5% (Cost $1,236,444,504)		$1,243,798,930

Percentages are based on Net Assets of $1,213,237,209.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	45	Sep-2026	$7,113,760	$7,160,175	$46,415
S&P Mid Cap 400 Index E-Mini	13	Sep-2026	4,953,910	4,904,770	(49,140)
			$12,067,670	$12,064,945	$(2,725)
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $70,050,965.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $31,620,052. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $40,363,408.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,091,364,041	$36,513,211	$— ^	$1,127,877,252
Preferred Stock	84,278,348	—	—	84,278,348
Rights	—	—	23,278	23,278
Repurchase Agreements	—	31,620,052	—	31,620,052
Total Investments in Securities	$1,175,642,389	$68,133,263	$23,278	$1,243,798,930

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$46,415	$—	$—	$46,415
Unrealized Depreciation	(49,140)	—	—	(49,140)
Total Other Financial Instruments	$(2,725)	$—	$—	$(2,725)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA — 35.4%
Communication Services — 34.9%
Baidu ADR *	36,475	$4,052,737
Bilibili ADR *(A)	135,764	2,593,092
Hello Group ADR	43,769	262,176
HUYA ADR	29,632	72,598
JOYY ADR	11,296	831,047
Kuaishou Technology, Cl B	1,150,788	6,413,160
Meitu (A)	1,434,300	863,331
NetEase ADR (A)	38,524	5,134,094
Newborn Town *(A)	229,200	238,214
Tencent Holdings	145,327	8,806,799
Tencent Music Entertainment Group ADR	229,267	2,166,573
Weibo ADR (A)	34,665	282,520
		31,716,341
Consumer Staples — 0.5%
East Buy Holding *	177,900	486,403

TOTAL CHINA		32,202,744
GERMANY — 1.0%
Communication Services — 1.0%
United Internet	32,041	871,483

JAPAN — 4.1%
Communication Services — 4.1%
Anycolor	11,988	197,108
DeNA	23,766	368,897
Giftee Group	7,600	50,213
Gree	21,559	54,431
Kakaku.com	49,209	1,140,407
MIXI	12,504	227,424
Nexon	104,507	1,641,526
note inc *	3,068	41,022

TOTAL JAPAN		3,721,028

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.3%
Communication Services — 0.3%
Grindr *(A)	13,732	$238,113

SOUTH KOREA — 13.1%
Communication Services — 13.1%
Com2uSCorp	3,351	69,573
Kakao	123,566	3,241,473
NAVER	58,018	8,464,434
SOOP	3,098	104,303

TOTAL SOUTH KOREA		11,879,783
UNITED ARAB EMIRATES — 0.0%
Communication Services — 0.0%
Yalla Group ADR *	6,964	37,536

UNITED KINGDOM — 0.5%
Communication Services — 0.5%
Trustpilot Group PLC *	130,577	475,509

UNITED STATES — 45.5%
Communication Services — 42.7%
Alphabet, Cl A	13,572	4,833,396
Angi, Cl A *	11,490	65,148
Bumble, Cl A *	29,071	82,852
Match Group	93,562	3,687,278
Meta Platforms, Cl A	14,184	7,896,375
Nextdoor Holdings *	96,565	214,374
People *	25,659	1,066,645
Pinterest, Cl A *	224,260	5,384,483
Reddit, Cl A *	54,619	7,683,255
Rumble *(A)	44,058	257,299
Snap, Cl A *	443,113	2,078,200
Spotify Technology *	8,581	4,289,985
Trump Media & Technology Group *	64,494	635,911
Yelp, Cl A *(A)	23,174	612,489
		38,787,690

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.3%
Groupon, Cl A *(A)	10,178	$280,709

Industrials — 0.1%
Fiverr International *	12,162	108,606

Information Technology — 2.4%
Life360, CDI *(A)	92,545	1,666,576
Sprinklr, Cl A *	47,705	303,404
Sprout Social, Cl A *	21,285	182,625
		2,152,605
TOTAL UNITED STATES		41,329,610
TOTAL COMMON STOCK (Cost $129,244,045)		90,755,806

	Face Amount
U.S. TREASURY OBLIGATION — 10.9%
U.S. Treasury Bill 3.634%, 09/01/2026(B)	$10,000,000	9,970,799
TOTAL U.S. TREASURY OBLIGATION (Cost $9,971,813)		9,970,799

REPURCHASE AGREEMENTS(C) — 6.4%
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,282,681 (collateralized by a U.S. Government Obligation, par value $1,302,291, 3.870%, due 07/07/2028, with a total market value of $1,304,622)	1,282,296	1,282,296
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,364,566 (collateralized by various U.S. Treasury Obligations, ranging in par value $83 - $163,325, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $1,388,063)	1,364,145	1,364,145

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Social Media ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(C) — continued
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,240,321 (collateralized by various U.S. Government Obligations, ranging in par value $1,032 - $366,538, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $1,259,815)	$1,239,944	$1,239,944
Deutsche Bank Securities, Inc. 3.620%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $863,547 (collateralized by various U.S. Treasury Obligations, ranging in par value $86,708 - $502,914, 1.250% - 4.625%, 11/30/2027 - 09/30/2030, with a total market value of $871,399)	863,287	863,287
Natwest Markets Securities, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,055,523 (collateralized by various U.S. Government Obligations, ranging in par value $13,929 - $533,414, 1.510% - 6.379%, 12/01/2030 - 09/01/2054, with a total market value of $1,072,068)	1,055,202	1,055,202
TOTAL REPURCHASE AGREEMENTS (Cost $5,804,874)		5,804,874
TOTAL INVESTMENTS — 117.2% (Cost $145,020,732)		$106,531,479

Percentages are based on Net Assets of $90,863,865.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $5,813,725.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $5,804,874. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $196,177.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Social Media ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$90,755,806	$—	$—	$90,755,806
U.S. Treasury Obligation	—	9,970,799	—	9,970,799
Repurchase Agreements	—	5,804,874	—	5,804,874
Total Investments in Securities	$90,755,806	$15,775,673	$—	$106,531,479

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 100.0%
BRAZIL — 1.3%
Financials — 1.3%
NU Holdings, Cl A *	54,293	$778,019

CANADA — 3.1%
Consumer Discretionary — 1.1%
Restaurant Brands International	8,816	652,560

Information Technology — 1.0%
Celestica *	1,947	645,314

Materials — 1.0%
Triple Flag Precious Metals	21,056	605,781

TOTAL CANADA		1,903,655
FRANCE — 1.2%
Health Care — 1.2%
Abivax ADR *	5,876	734,030

NETHERLANDS — 0.9%
Health Care — 0.9%
Newamsterdam Pharma *	19,545	543,155

NORWAY — 0.6%
Information Technology — 0.6%
T1 Energy *	95,322	397,493

SWITZERLAND — 1.2%
Consumer Discretionary — 1.2%
Sportradar Group, Cl A *	50,858	739,475

TAIWAN — 1.1%
Information Technology — 1.1%
Taiwan Semiconductor Manufacturing ADR	1,685	681,161

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES — 90.6%
Communication Services — 6.7%
Alphabet, Cl A	1,681	$598,655
AppLovin, Cl A *	1,355	536,444
EchoStar, Cl A *	4,890	411,200
Electronic Arts	3,319	696,525
Meta Platforms, Cl A	1,092	607,927
TKO Group Holdings, Cl A	3,438	625,063
Warner Bros Discovery *	24,622	647,559
		4,123,373
Consumer Discretionary — 7.6%
Amazon.com *	2,519	684,110
Carvana, Cl A *	10,107	630,272
Expedia Group	3,104	914,873
Green Brick Partners *	10,515	743,726
Lithia Motors, Cl A	2,519	970,873
Planet Fitness, Cl A *	12,327	689,203
		4,633,057
Consumer Staples — 3.0%
Albertsons, Cl A	39,694	459,656
Maplebear *	16,278	725,999
Post Holdings *	6,699	612,356
		1,798,011
Energy — 3.2%
Expand Energy	6,778	637,335
SM Energy	20,116	654,172
Targa Resources	2,429	656,729
		1,948,236
Financials — 9.7%
Blackrock	614	669,499
Interactive Brokers Group, Cl A	7,748	681,747
JPMorgan Chase	2,219	780,622
MarketAxess Holdings	4,729	767,517
Mastercard, Cl A	1,319	755,919
Morgan Stanley	3,463	728,684
Shift4 Payments, Cl A *(A)	15,700	832,100

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Visa, Cl A	2,006	$734,457
		5,950,545
Health Care — 24.1%
Apogee Therapeutics *	8,473	1,136,145
Arcutis Biotherapeutics *	33,313	894,787
Boston Scientific *	11,932	557,582
Caris Life Sciences *	44,189	692,442
Corcept Therapeutics *	12,106	1,386,016
CVS Health	6,951	725,893
Eli Lilly	675	775,467
Henry Schein *	9,179	787,099
Immunovant *	25,151	971,332
Incyte *	7,010	837,835
Krystal Biotech *	2,287	780,141
Kymera Therapeutics *	8,375	865,975
Madrigal Pharmaceuticals *	1,278	597,235
Natera *	3,466	928,056
Praxis Precision Medicines *	2,082	640,902
Scholar Rock Holding *	14,083	666,055
Travere Therapeutics *	15,557	869,481
United Therapeutics *	1,177	609,345
		14,721,788
Industrials — 12.9%
AerCap Holdings	4,773	720,246
Alliance Laundry Holdings *	27,930	736,514
Atkore	8,955	653,357
Avis Budget Group *	4,562	627,001
Bloom Energy, Cl A *	2,579	530,784
HEICO, Cl A	3,056	786,248
Howmet Aerospace	2,596	732,747
MasTec *	1,731	455,426
Modine Manufacturing *	2,700	542,862
Quanta Services	923	615,973
Uber Technologies *	8,887	625,290
United Airlines Holdings *	7,210	874,789
		7,901,237

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 16.6%
Apple	2,240	$691,958
Arista Networks *	4,709	849,268
Astera Labs *	3,095	963,257
Broadcom	1,586	617,398
CoreWeave, Cl A *	6,430	461,481
First Solar *	2,856	602,702
Guidewire Software *	4,867	739,492
Ingram Micro Holding	25,943	731,852
Lam Research	2,401	703,541
Lumentum Holdings *	754	538,311
Microsoft	1,575	731,934
NVIDIA	3,001	602,451
Qorvo *	7,083	641,507
Salesforce	3,718	684,186
SanDisk *	501	608,630
		10,167,968
Materials — 1.2%
Sherwin-Williams	2,204	751,234

Utilities — 5.6%
Eversource Energy	9,801	701,654
NextEra Energy	7,494	651,378
PG&E	42,098	731,663
Southwest Gas Holdings	7,502	670,679
Talen Energy *	2,058	687,578
		3,442,952
TOTAL UNITED STATES		55,438,401
TOTAL COMMON STOCK (Cost $57,284,727)		61,215,389

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $443,905)	443,905	$443,905
TOTAL INVESTMENTS — 100.7% (Cost $57,728,632)		$61,659,294

Percentages are based on Net Assets of $61,210,891.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $427,763.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $443,905. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $0.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2026.

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperIncome® Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
UNITED STATES— 99.5%
Consumer Discretionary — 2.9%
Ford Motor, 6.500%	116,051	$2,430,108
Whirlpool, 8.500%	50,539	1,680,422
		4,110,530
Financials — 58.3%
AGNC Investment, 8.750% ‡	66,451	1,690,514
Allstate, 7.375%	116,418	3,017,555
Annaly Capital Management, 8.875% ‡	51,653	1,347,110
Apollo Global Management, 7.625%, H15T5Y + 3.226% (A)	45,725	1,174,218
Ares Management, 6.750%	136,945	5,631,178
Athene Holding, 7.750%, H15T5Y + 3.962% (A)	96,042	2,412,575
Athene Holding, 6.350%, TSFR3M + 4.253% (A)	167,053	3,992,567
Bank of America, 7.250%	3,709	4,784,239
Bank of New York Mellon, 6.150%, H15T5Y + 2.161% (A)	96,577	2,411,528
Citigroup, 6.250%	155,177	3,812,699
Citizens Financial Group, 6.500%, H15T5Y + 2.629% (A)	77,005	1,908,954
Corebridge Financial, 6.375%	116,177	2,567,512
F&G Annuities & Life, 7.300%	71,390	1,481,343
Fifth Third Bancorp, 6.875%, H15T5Y + 3.125% (A)	77,544	2,013,042
First Citizens BancShares, 6.625%, H15T5Y + 2.830% (A)	77,192	1,915,905
Flagstar Bank, 6.375%, US0003M + 3.821% (A)	100,020	2,349,470
KeyCorp, 6.200%, H15T5Y + 3.132% (A)	116,286	2,950,176
KKR, 6.875%	38,824	906,540
KKR, 6.250% (B)	83,112	3,606,230
Lincoln National, 9.000%	96,850	2,557,809
M&T Bank, 7.500%	146,434	3,829,249
M&T Bank, 6.350%	87,087	2,080,508
Morgan Stanley, 6.625%	59,070	1,502,150
Morgan Stanley, 6.500%	59,112	1,488,440
Morgan Stanley, 5.850%	59,100	1,369,938
Pinnacle Financial Partners, 8.397%, H15T5Y + 4.127% (A)	67,253	1,779,514
Regions Financial, 6.950%, H15T5Y + 2.771% (A)	96,895	2,455,319

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperIncome® Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Regions Financial, 5.700%, TSFR3M + 3.410% (A)	95,813	$2,345,502
Shift4 Payments, 6.000%	47,597	3,123,315
Synchrony Financial, 8.250%, H15T5Y + 4.044% (A)	97,820	2,535,494
Wells Fargo, 7.500%	3,809	4,516,103
Wintrust Financial, 7.875%, H15T5Y + 3.878% (A)	82,329	2,157,020
		81,713,716
Health Care — 4.4%
Bruker, 6.375%	13,047	6,091,644
Industrials — 1.6%
QXO, 5.500%	54,662	2,213,811
Information Technology — 15.8%
Hewlett Packard Enterprise, 7.625%	66,170	8,240,150
Microchip Technology, 7.500%	69,275	4,452,997
Oracle, 6.500%	86,842	3,636,943
Strategy, 10.000% (B)	26,153	2,478,258
Strategy, 10.000%	26,609	1,540,395
Strategy, 8.000%	29,182	1,738,080
		22,086,823
Materials — 1.9%
Albemarle, 7.250%	54,332	2,704,647
Utilities — 14.6%
DTE Energy, 6.250%	116,395	2,756,234
NextEra Energy Capital Holdings, 6.500%	171,446	4,148,993
PG&E, 6.000%	155,793	6,607,181
SCE Trust VII, 7.500%	106,677	2,552,781
SCE Trust VIII, 6.950%	67,227	1,554,288
Southern, 6.500%	109,365	2,761,466
		20,380,943
TOTAL UNITED STATES		139,302,114
TOTAL PREFERRED STOCK (Cost $139,388,267)		139,302,114

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperIncome® Preferred ETF

	Shares	Value
SHORT-TERM INVESTMENT(C)(D) — 3.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional,3.590% (Cost $5,467,012)	5,467,012	$5,467,012
TOTAL INVESTMENTS — 103.4% (Cost $144,855,279)		$144,769,126

Percentages are based on Net Assets of $140,072,406.

‡	Real Estate Investment Trust
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; or by adjusting periodically based on prevailing interest rates.
(B)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $5,270,240.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $5,467,012. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $0.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2026.

As of January 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 80.7%
GREECE — 2.8%
Energy — 2.8%
Tsakos Energy Navigation	541,601	$21,729,032

GUATEMALA — 2.9%
Communication Services — 2.9%
Millicom International Cellular	233,841	22,327,139

NORWAY — 4.6%
Energy — 4.6%
FLEX LNG (A)	571,122	17,824,718
SFL, Cl B	1,478,334	18,242,641

TOTAL NORWAY		36,067,359
PANAMA — 1.9%
Industrials — 1.9%
Copa Holdings, Cl A	104,828	14,803,810

UNITED KINGDOM — 2.2%
Industrials — 2.2%
Global Ship Lease, Cl A	395,748	17,547,467

UNITED STATES — 66.3%
Communication Services — 3.5%
AT&T	539,722	12,548,536
Verizon Communications	316,364	14,808,999
		27,357,535
Consumer Discretionary — 2.1%
Vail Resorts (A)	112,040	16,736,535

Consumer Staples — 12.5%
Altria Group	231,052	15,787,783
Conagra Brands	813,897	11,809,646
Energizer Holdings	668,761	14,023,918
Flowers Foods (A)	1,591,568	11,172,807
JBS NV, Cl A	953,161	13,363,317
Kraft Heinz	646,535	16,712,930

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Universal	290,043	$15,282,366
		98,152,767
Energy — 3.6%
Hess Midstream, Cl A	418,006	17,067,185
Vitesse Energy (A)	712,104	11,108,822
		28,176,007
Financials — 5.5%
ARMOUR Residential REIT ‡	874,991	14,411,102
TFS Financial (A)	1,006,787	18,534,949
Western Union (A)	1,628,651	10,358,220
		43,304,271
Health Care — 3.2%
Perrigo PLC	1,064,713	10,764,248
Pfizer	565,544	14,144,256
		24,908,504
Industrials — 3.9%
Ennis	752,121	16,396,238
United Parcel Service, Cl B	133,113	13,873,037
		30,269,275
Materials — 3.9%
Ardagh Metal Packaging	3,196,387	15,118,910
SunCoke Energy	1,821,764	15,448,559
		30,567,469
Real Estate — 18.8%
Alexander’s ‡	67,047	17,096,985
CBL & Associates Properties ‡	418,264	24,556,280
Community Healthcare Trust ‡	853,194	15,621,982
Easterly Government Properties ‡	639,801	15,585,552
Gaming and Leisure Properties ‡	325,251	14,567,992
LTC Properties ‡	387,961	15,611,551
National Health Investors ‡	168,924	12,948,025
Omega Healthcare Investors ‡	320,975	16,250,964

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Universal Health Realty Income Trust ‡	350,291	$15,209,635
		147,448,966
Utilities — 9.3%
Avista	359,564	14,544,364
Clearway Energy, Cl C	378,118	11,997,684
Dominion Energy	234,189	16,198,853
Northwest Natural Holding	307,445	15,040,209
Northwestern Energy Group	221,921	15,254,850
		73,035,960
TOTAL UNITED STATES		519,957,289
TOTAL COMMON STOCK (Cost $585,719,468)		632,432,096

MASTER LIMITED PARTNERSHIPS — 18.8%
UNITED STATES— 18.8%
Energy — 12.7%
Delek Logistics Partners	283,466	17,095,834
Global Partners	322,044	15,931,517
MPLX	268,094	15,670,094
Plains All American Pipeline	755,464	18,561,750
USA Compression Partners	592,916	15,510,683
Western Midstream Partners	351,589	16,373,500
		99,143,378
Materials — 4.3%
CVR Partners (A)	143,682	18,533,541
Westlake Chemical Partners	725,561	15,701,140
		34,234,681
Utilities — 1.8%
Suburban Propane Partners	758,114	14,146,407
TOTAL UNITED STATES		147,524,466
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $92,380,622)		147,524,466

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — 0.6%
Cantor Fitzgerald Securities 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,070,393 (collateralized by various U.S. Government Obligations, ranging in par value $1,452 - $406,754, 3.500% - 6.500%, 04/01/2031 - 08/20/2071, with a total market value of $1,087,355)	$1,070,068	$1,070,068
CF Secured LLC 3.600%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,070,389 (collateralized by a U.S. Government Obligation, par value $1,086,754, 3.870%, due 07/07/2028, with a total market value of $1,088,699)	1,070,068	1,070,068
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,138,721 (collateralized by various U.S. Treasury Obligations, ranging in par value $70 - $136,294, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $1,158,330)	1,138,370	1,138,370
Daiwa Capital Markets America, Inc. 3.650%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $1,034,738 (collateralized by various U.S. Government Obligations, ranging in par value $861 - $305,784, 3.500% - 5.500%, 09/20/2046 - 07/01/2056, with a total market value of $1,051,001)	1,034,423	1,034,423

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® U.S. ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Deutsche Bank Securities, Inc. 3.620%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $531,361 (collateralized by various U.S. Treasury Obligations, ranging in par value $53,353 - $309,455, 1.250% - 4.625%, 11/30/2027 - 09/30/2030, with a total market value of $536,193)	$531,201	$531,201
TOTAL REPURCHASE AGREEMENTS (Cost $4,844,130)		4,844,130
TOTAL INVESTMENTS — 100.1% (Cost $682,944,220)		$784,800,692

Percentages are based on Net Assets of $783,770,119.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $10,834,531.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $4,844,130. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $6,055,860.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$632,432,096	$—	$—	$632,432,096
Master Limited Partnerships	147,524,466	—	—	147,524,466
Repurchase Agreements	—	4,844,130	—	4,844,130
Total Investments in Securities	$779,956,562	$4,844,130	$—	$784,800,692

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 94.7%
BRAZIL — 20.0%
Communication Services — 1.7%
TIM	195,400	$747,271

Consumer Staples — 3.9%
Ambev	274,500	863,916
MBRF Global Foods	263,000	907,959
		1,771,875
Financials — 6.5%
Banco Bradesco	286,800	902,627
BB Seguridade Participacoes	128,000	1,039,489
Caixa Seguridade Participacoes	247,600	986,862
		2,928,978
Health Care — 1.9%
Rede D’Or Sao Luiz	127,300	867,934

Materials — 2.1%
Klabin	269,500	968,060

Utilities — 3.9%
Cia Paranaense de Energia - Copel	291,000	849,405
CPFL Energia	98,200	891,805
		1,741,210
TOTAL BRAZIL		9,025,328
CHINA — 21.0%
Consumer Discretionary — 4.3%
Bosideng International Holdings	1,602,000	1,009,218
Gree Electric Appliances of Zhuhai, Cl A	148,100	927,626
		1,936,844
Consumer Staples — 1.8%
Tingyi Cayman Islands Holding	538,000	816,440

Energy — 1.7%
PetroChina, Cl H	605,900	768,038

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Financials — 7.7%
Bank of China, Cl H	1,263,000	$887,463
Bank of Communications, Cl H	913,980	881,158
China CITIC Bank, Cl H	839,800	827,848
China Construction Bank, Cl H	749,800	880,644
		3,477,113
Industrials — 3.9%
COSCO SHIPPING Holdings, Cl H (A)	460,100	925,293
Yutong Bus, Cl A	178,900	852,990
		1,778,283
Utilities — 1.6%
China Gas Holdings	904,600	704,844

TOTAL CHINA		9,481,562
CZECH REPUBLIC — 3.9%
Financials — 3.9%
Komercni Banka	17,889	893,085
Moneta Money Bank	95,505	872,764

TOTAL CZECH REPUBLIC		1,765,849
EGYPT — 1.8%
Consumer Staples — 1.8%
Eastern SAE	1,124,252	800,054

HONG KONG — 2.1%
Industrials — 2.1%
Orient Overseas International (A)	48,600	948,870

HUNGARY — 2.1%
Energy — 2.1%
MOL Hungarian Oil & Gas *	66,247	947,007

INDIA — 4.9%
Energy — 1.7%
Coal India	181,483	787,729

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Materials — 3.2%
Vedanta	245,606	$680,201
Vedanta Aluminium Metal *	159,020	756,977
		1,437,178
TOTAL INDIA		2,224,907
INDONESIA — 5.3%
Communication Services — 1.6%
Telkom Indonesia Persero	4,883,100	713,713

Financials — 3.7%
Bank Mandiri Persero	3,629,500	845,149
Bank Rakyat Indonesia Persero	4,947,400	835,839
		1,680,988
TOTAL INDONESIA		2,394,701
KUWAIT — 1.9%
Communication Services — 1.9%
Mobile Telecommunications KSCP	458,000	883,730

MEXICO — 4.0%
Financials — 2.0%
Grupo Financiero Banorte, Cl O	76,800	887,850

Real Estate — 2.0%
Fibra Uno Administracion ‡	509,400	915,724

TOTAL MEXICO		1,803,574
PHILIPPINES — 1.9%
Communication Services — 1.9%
PLDT	43,840	870,785

POLAND — 4.1%
Financials — 4.1%
Bank Polska Kasa Opieki	13,587	891,064
Powszechny Zaklad Ubezpieczen	49,926	947,999

TOTAL POLAND		1,839,063

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
ROMANIA — 2.0%
Real Estate — 2.0%
NEPI Rockcastle	101,532	$928,748

RUSSIA — 0.0%
Materials — 0.0%
Alrosa PJSC *(B)	1,194,381	—
PhosAgro PJSC GDR *(B)	42	—
Severstal PAO *(B)	71,665	—

TOTAL RUSSIA		—
SOUTH AFRICA — 1.9%
Financials — 1.9%
Absa Group	62,981	867,246

TAIWAN — 8.4%
Industrials — 6.1%
Eva Airways	778,000	1,042,340
Evergreen Marine Taiwan	136,600	862,230
Yang Ming Marine Transport	542,200	852,247
		2,756,817
Information Technology — 2.3%
Innolux	726,300	1,022,514

TOTAL TAIWAN		3,779,331
THAILAND — 3.9%
Energy — 1.8%
PTT Exploration & Production PCL NVDR	183,896	820,559

Financials — 2.1%
SCB X PCL NVDR	208,500	955,319

TOTAL THAILAND		1,775,878
UNITED ARAB EMIRATES — 5.5%
Industrials — 2.0%
Air Arabia PJSC	659,781	880,235

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 3.5%
Emaar Development PJSC	220,595	$778,401
Emaar Properties PJSC	275,255	824,386
		1,602,787
TOTAL UNITED ARAB EMIRATES		2,483,022
TOTAL COMMON STOCK (Cost $40,103,189)		42,819,655

PREFERRED STOCK — 4.8%
BRAZIL—1.9%
Utilities — 1.9%
Cia Energetica de Minas Gerais (C)	383,685	856,384
TOTAL BRAZIL		856,384
COLOMBIA—2.9%
Financials — 2.9%
Grupo Cibest (C)	54,290	1,285,393
TOTAL COLOMBIA		1,285,393
RUSSIA—0.0%
Energy — 0.0%
Surgutneftegas PJSC *(B)(C)	3,166,303	—
TOTAL RUSSIA		—
TOTAL PREFERRED STOCK (Cost $2,579,712)		2,141,777

	Face Amount
REPURCHASE AGREEMENTS(D) — 3.5%
BNP Paribas SA 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $376,282 (collateralized by various U.S. Treasury Obligations, ranging in par value $722 - $242,702, 0.000% - 6.625%, 09/08/2026 - 11/15/2053, with a total market value of $379,103)	$376,168	376,168

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(D) — continued
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $376,284 (collateralized by various U.S. Treasury Obligations, ranging in par value $23 - $45,038, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $382,764)	$376,168	$376,168
Daiwa Capital Markets America, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $96,074 (collateralized by various U.S. Treasury Obligations, ranging in par value $482 - $40,979, 0.125% - 4.375%, 12/31/2026 - 11/30/2032, with a total market value of $97,120)	96,045	96,045
Deutsche Bank Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $376,282 (collateralized by various U.S. Treasury Obligations, ranging in par value $21,169 - $361,863, 3.375% - 4.000%, 09/15/2027 - 11/15/2035, with a total market value of $378,935)	376,168	376,168
RBC Dominion Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $376,282 (collateralized by various U.S. Treasury Obligations, ranging in par value $346 - $212,163, 0.000% - 2.125%, 11/17/2026 - 02/15/2049, with a total market value of $383,681)	376,168	376,168
TOTAL REPURCHASE AGREEMENTS (Cost $1,600,717)		1,600,717
TOTAL INVESTMENTS — 103.0% (Cost $44,283,618)		$46,562,149

Percentages are based on Net Assets of $45,225,413.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
MSCI Emerging Markets Index.	2	Sep-2026	$242,427	$217,740	$(24,687)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $1,507,836.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no stated interest rate.
(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $1,600,717. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $0.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$41,135,871	$1,683,784	$—	^	$42,819,655
Preferred Stock	2,141,777	—	—	^	2,141,777
Repurchase Agreements	—	1,600,717	—		1,600,717
Total Investments in Securities	$43,277,648	$3,284,501	$—		$46,562,149

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(24,687)	$—	$—		$(24,687)
Total Other Financial Instruments	$(24,687)	$—	$—		$(24,687)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.1%
FRANCE — 3.5%
Real Estate — 3.5%
Gecina ‡	93,601	$8,071,558

SINGAPORE — 3.3%
Real Estate — 3.3%
Mapletree Industrial Trust ‡	5,133,100	7,716,843

UNITED KINGDOM — 6.8%
Real Estate — 6.8%
LondonMetric Property PLC ‡	3,125,706	8,252,995
Primary Health Properties ‡	5,993,685	7,618,339

TOTAL UNITED KINGDOM		15,871,334
UNITED STATES — 85.5%
Financials — 40.3%
AGNC Investment ‡	715,562	7,627,891
Annaly Capital Management ‡	355,085	8,067,531
Apollo Commercial Real Estate Finance ‡	854,780	5,658,644
ARMOUR Residential REIT ‡	461,842	7,606,538
Blackstone Mortgage Trust, Cl A ‡	445,348	6,475,360
Dynex Capital ‡	579,988	7,371,647
Ellington Financial ‡	610,030	8,101,198
Invesco Mortgage Capital ‡	925,028	6,854,457
Ladder Capital, Cl A ‡	765,981	7,322,778
Orchid Island Capital, Cl A ‡	1,039,144	6,744,045
Rithm Capital ‡	719,815	7,111,772
Starwood Property Trust ‡	466,415	7,453,312
TPG RE Finance Trust ‡	945,309	7,534,113
		93,929,286
Real Estate — 45.2%
Apple Hospitality REIT ‡	688,265	11,363,255
Broadstone Net Lease, Cl A ‡	457,605	9,797,323
EPR Properties ‡	156,533	9,716,003
Gaming and Leisure Properties ‡	186,730	8,363,637
Getty Realty ‡	291,089	9,937,779
Healthcare Realty Trust, Cl A ‡	496,162	10,424,364
Kilroy Realty ‡	238,253	9,248,982

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
LTC Properties ‡	232,186	$9,343,165
Omega Healthcare Investors ‡	194,037	9,824,093
Sabra Health Care REIT ‡	450,554	9,538,228
VICI Properties, Cl A ‡	297,107	7,828,769
		105,385,598
TOTAL UNITED STATES		199,314,884
TOTAL COMMON STOCK (Cost $222,451,152)		230,974,619
TOTAL INVESTMENTS — 99.1% (Cost $222,451,152)		$230,974,619

Percentages are based on Net Assets of $233,045,272.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Dow Jones U.S. Real Estate	35	Sep-2026	$1,375,617	$1,387,400	$11,784

‡	Real Estate Investment Trust

Schedules of Investments	July 31, 2026 (Unaudited)
Global X SuperDividend® REIT ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$230,974,619	$—	$—	$230,974,619
Total Investments in Securities	$230,974,619	$—	$—	$230,974,619

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$11,784	$—	$—	$11,784
Total Other Financial Instruments	$11,784	$—	$—	$11,784

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 95.4%
AUSTRIA — 6.3%
Utilities — 6.3%
Verbund	23,767	$1,628,401

BRAZIL — 11.0%
Utilities — 11.0%
Axia Energia	159,655	1,659,822
Engie Brasil Energia	204,177	1,197,578

TOTAL BRAZIL		2,857,400
CANADA — 4.8%
Utilities — 4.8%
Boralex, Cl A (A)	18,920	500,092
Northland Power	48,149	748,912

TOTAL CANADA		1,249,004
CHINA — 5.9%
Utilities — 5.9%
China Datang Renewable Power, Cl H	472,800	77,176
China Longyuan Power Group, Cl H	610,300	449,071
China Power International Development	2,276,000	824,301
Xinyi Energy Holdings (A)	1,567,800	179,940

TOTAL CHINA		1,530,488
DENMARK — 6.1%
Utilities — 6.1%
Orsted *	70,641	1,576,626

GERMANY — 1.5%
Energy — 1.5%
Verbio *	11,797	389,274

INDIA — 1.1%
Utilities — 1.1%
ReNew Energy Global PLC, Cl A *	45,223	281,287

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 7.3%
Utilities — 7.3%
Barito Renewables Energy	7,945,100	$1,479,164
Pertamina Geothermal Energy	7,677,800	430,954

TOTAL INDONESIA		1,910,118
ISRAEL — 8.7%
Utilities — 8.7%
Energix-Renewable Energies	107,010	775,802
Enlight Renewable Energy *	17,587	1,493,271

TOTAL ISRAEL		2,269,073
ITALY — 2.7%
Utilities — 2.7%
ERG	27,703	701,858

JAPAN — 0.9%
Industrials — 0.5%
West Holdings	8,446	134,150

Utilities — 0.4%
RENOVA *	16,800	98,125

TOTAL JAPAN		232,275
NEW ZEALAND — 12.7%
Utilities — 12.7%
Contact Energy	197,443	1,055,851
Mercury NZ	262,804	1,034,728
Meridian Energy	363,968	1,219,152

TOTAL NEW ZEALAND		3,309,731
RUSSIA — 0.0%
Utilities — 0.0%
RusHydro PJSC *(B)	271,804,543	—

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 1.1%
Utilities — 1.1%
Scatec *	29,421	$284,153

SOUTH KOREA — 0.8%
Utilities — 0.8%
SK Eternix *	6,242	198,989

SPAIN — 9.9%
Utilities — 9.9%
EDP Renewables	100,583	1,556,511
Grenergy Renovables *	5,267	558,727
Solaria Energia y Medio Ambiente *	24,445	473,065

TOTAL SPAIN		2,588,303
THAILAND — 0.5%
Utilities — 0.5%
Energy Absolute PLC NVDR *	1,365,730	119,426

TURKEY — 2.3%
Utilities — 2.3%
Akfen Yenilenebilir Enerji *	220,189	110,640
Birlesim Grup Enerji Yatirimlari *	106,143	247,910
IC Enterra Yenilenebilir Enerji *	827,941	91,462
Mogan Enerji Yatirim Holding *	448,875	160,377

TOTAL TURKEY		610,389
UNITED KINGDOM — 2.4%
Utilities — 2.4%
Drax Group PLC	62,085	616,188

UNITED STATES — 9.4%
Industrials — 1.6%
Sunrun *	43,883	430,492

Utilities — 7.8%
Clearway Energy, Cl C	22,290	707,262

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Ormat Technologies (A)	11,305	$1,103,142
XPLR Infrastructure *	17,342	206,370
		2,016,774
TOTAL UNITED STATES		2,447,266
TOTAL COMMON STOCK (Cost $38,496,460)		24,800,249

MASTER LIMITED PARTNERSHIP — 4.6%
CANADA— 4.6%
Utilities — 4.6%
Brookfield Renewable Partners, Cl A	36,579	1,197,875
TOTAL MASTER LIMITED PARTNERSHIP (Cost $947,357)		1,197,875

	Face Amount
REPURCHASE AGREEMENTS(C) — 0.5%
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $113,035 (collateralized by various U.S. Treasury Obligations, ranging in par value $7 - $13,529, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $114,981)	$113,000	113,000
Daiwa Capital Markets America, Inc. 3.640%, dated 07/31/2026, to be repurchased on 08/03/2026, repurchase price $8,654 (collateralized by various U.S. Treasury Obligations, ranging in par value $43 - $3,691, 0.125% - 4.375%, 12/31/2026 - 11/30/2032, with a total market value of $8,748)	8,651	8,651
TOTAL REPURCHASE AGREEMENTS (Cost $121,651)		121,651
TOTAL INVESTMENTS — 100.5% (Cost $39,565,468)		$26,119,775

Percentages are based on Net Assets of $25,996,640.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Renewable Energy Producers ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $978,913.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $121,651 The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $863,876.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$24,800,249	$—	$—	^	$24,800,249
Master Limited Partnership	1,197,875	—	—		1,197,875
Repurchase Agreements	—	121,651	—		121,651
Total Investments in Securities	$25,998,124	$121,651	$—		$26,119,775

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	5,397	$1,236,776

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	6,198	1,274,867

UNITED STATES — 99.7%
Communication Services — 10.0%
Alphabet, Cl A	119,100	42,415,083
Alphabet, Cl C	96,025	34,247,316
AppLovin, Cl A *	5,734	2,270,091
AT&T	141,127	3,281,203
Charter Communications, Cl A *	1,693	245,451
Comcast, Cl A	72,363	1,733,817
EchoStar, Cl A *	2,784	234,107
Electronic Arts	4,580	961,159
Fox, Cl A	4,080	237,578
Fox, Cl B	2,838	147,406
Live Nation Entertainment *	3,211	559,131
Meta Platforms, Cl A	44,601	24,829,823
Netflix *	85,525	6,132,998
News, Cl A	7,430	204,771
News, Cl B	2,477	77,456
Omnicom Group	5,810	457,247
Paramount Skydance, Cl B (A)	6,419	51,095
Take-Two Interactive Software *	3,518	854,593
TKO Group Holdings, Cl A	1,292	234,898
T-Mobile US	9,420	1,626,928
Trade Desk, Cl A *	8,705	157,038
Verizon Communications	84,812	3,970,050
Walt Disney	35,263	3,391,948
Warner Bros Discovery *	50,311	1,323,179
		129,644,366
Consumer Discretionary — 9.4%
Airbnb, Cl A *	8,551	1,295,648
Amazon.com *	200,052	54,330,122

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv PLC *	4,341	$245,136
AutoZone *	322	971,232
Best Buy	4,035	348,059
Booking Holdings	15,846	3,056,693
Carnival	26,397	734,101
Carvana, Cl A *	14,683	915,632
Chipotle Mexican Grill, Cl A *	26,300	978,886
Darden Restaurants	2,375	483,502
Deckers Outdoor *	2,911	282,018
Domino’s Pizza	598	207,769
DoorDash, Cl A *	7,714	1,513,178
DR Horton	5,428	776,530
eBay	9,088	1,036,123
Expedia Group	2,376	700,302
Ford Motor	80,000	1,174,400
Garmin	3,341	981,519
General Motors	18,453	1,639,734
Genuine Parts	2,826	351,470
Hasbro	2,764	259,650
Hilton Worldwide Holdings	4,640	1,487,074
Home Depot	20,359	6,758,374
Lennar, Cl A	4,412	363,328
Lowe’s	11,457	2,380,879
Lululemon Athletica *	2,115	251,410
Marriott International, Cl A	4,468	1,665,804
McDonald’s	14,524	3,930,775
NIKE, Cl B	24,605	1,026,275
Norwegian Cruise Line Holdings *	9,383	173,867
NVR *	53	325,794
O’Reilly Automotive *	16,963	1,515,644
PulteGroup	3,928	496,774
Ralph Lauren, Cl A	824	313,400
Ross Stores	6,579	1,651,790
Royal Caribbean Cruises	5,064	1,611,871
Starbucks	23,295	2,451,799
Tapestry	4,154	632,945
Tesla *	57,507	17,896,753
TJX	22,567	3,550,692
Tractor Supply	10,729	330,131

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ulta Beauty *	920	$471,804
Williams-Sonoma	2,438	557,473
Yum! Brands	5,660	867,565
		122,993,925
Consumer Staples — 4.6%
Archer-Daniels-Midland	13,382	1,060,791
Brown-Forman, Cl B	4,665	134,025
Bunge Global	3,803	403,993
Clorox	3,340	319,070
Colgate-Palmolive	22,153	2,022,569
Constellation Brands, Cl A	3,899	507,767
Costco Wholesale	12,261	11,671,123
Dollar General	6,107	775,894
Dollar Tree *	5,002	636,304
Estee Lauder, Cl A	6,892	578,239
General Mills	14,821	529,851
Hershey	4,132	723,307
Hormel Foods	8,136	203,481
J M Smucker	2,962	353,248
Keurig Dr Pepper	37,700	1,173,224
Kimberly-Clark	9,203	1,005,980
Kraft Heinz	23,710	612,904
Kroger	15,778	911,022
McCormick	7,070	359,863
Molson Coors Beverage, Cl B	4,455	185,150
Mondelez International, Cl A	35,533	2,214,061
Monster Beverage *	19,769	1,905,336
PepsiCo	37,864	5,284,300
Procter & Gamble	64,489	9,318,016
Sysco	13,282	1,132,158
Target	12,607	1,821,585
Tyson Foods, Cl A	7,815	452,957
Walmart	121,425	13,502,460
		59,798,678
Energy — 3.4%
APA	7,208	269,003
Baker Hughes, Cl A	20,229	1,223,652

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Chevron	38,025	$7,484,461
ConocoPhillips	24,751	2,982,000
Devon Energy	23,491	1,060,149
Diamondback Energy	3,976	806,929
EOG Resources	10,791	1,604,514
EQT	12,766	680,300
Expand Energy	4,853	456,328
ExxonMobil Holdings	84,182	13,085,250
Halliburton	17,049	549,830
Kinder Morgan	39,754	1,279,284
Marathon Petroleum	5,926	1,875,401
Occidental Petroleum	14,789	844,008
ONEOK	12,814	1,163,639
Phillips 66	8,173	1,730,061
SLB	30,383	1,506,693
Targa Resources	4,361	1,179,084
Texas Pacific Land	1,194	480,680
Valero Energy	6,023	1,884,597
Williams	24,842	1,777,197
		43,923,060
Financials — 12.5%
Aflac	10,542	1,343,894
Allstate	5,928	1,565,466
American Express	12,238	4,115,028
American International Group	12,233	961,269
Ameriprise Financial	2,050	1,118,972
Aon PLC, Cl A	4,897	1,765,613
Apollo Global Management	10,610	1,332,510
Arch Capital Group *	8,011	805,346
Ares Management, Cl A	4,854	621,749
Arthur J Gallagher	5,917	1,475,818
Assurant	1,160	323,860
Bank of America	150,463	9,321,183
Bank of New York Mellon	15,830	2,474,704
Blackrock	3,308	3,607,010
Blackstone	17,139	2,189,507
Block, Cl A *	12,343	1,002,745
Brown & Brown	6,766	476,326

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Capital One Financial	14,354	$3,000,130
CBOE Global Markets	2,443	757,892
Charles Schwab	37,689	3,966,390
Chubb	8,334	2,922,567
Cincinnati Financial	3,546	630,053
Citigroup	39,313	5,207,007
Citizens Financial Group	9,799	702,098
CME Group, Cl A	8,370	2,241,402
Coinbase Global, Cl A *	5,138	751,484
Corpay *	1,509	576,604
Erie Indemnity, Cl A	560	135,542
Everest Group	940	351,701
FactSet Research Systems	871	229,247
Fidelity National Information Services	11,939	534,509
Fifth Third Bancorp	20,866	1,178,929
Fiserv *	12,300	663,462
Franklin Resources	7,099	240,372
Global Payments	5,398	453,864
Globe Life	1,780	324,405
Goldman Sachs Group	6,822	6,947,388
Hartford Insurance Group	6,315	896,162
Huntington Bancshares	46,866	798,597
Interactive Brokers Group, Cl A	10,297	906,033
Intercontinental Exchange	13,038	1,988,034
Invesco	10,249	303,370
Jack Henry & Associates	1,634	251,701
JPMorgan Chase	61,733	21,717,052
KeyCorp	21,299	481,144
KKR	15,939	1,616,693
Loews	3,924	455,223
M&T Bank	3,364	828,520
Marsh & McLennan	11,131	2,111,439
Mastercard, Cl A	18,613	10,667,110
MetLife	12,489	1,200,568
Moody’s	3,437	1,644,192
Morgan Stanley	27,632	5,814,326
MSCI, Cl A	1,673	957,358
Nasdaq	10,326	972,606
Northern Trust	4,284	780,502

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PayPal Holdings	20,399	$1,167,027
PNC Financial Services Group	9,232	2,306,800
Principal Financial Group	4,538	515,971
Progressive	13,452	2,844,022
Prudential Financial	7,990	975,419
Raymond James Financial	4,028	708,848
Regions Financial	19,717	610,241
Robinhood Markets, Cl A *	18,201	1,575,479
S&P Global	7,002	2,884,334
State Street	6,374	1,173,836
Synchrony Financial	7,756	587,827
T Rowe Price Group	4,928	550,704
Travelers	4,876	1,825,379
Truist Financial	28,736	1,489,674
US Bancorp	35,741	2,252,041
Visa, Cl A	38,237	13,999,713
W R Berkley	6,824	495,013
Wells Fargo	70,506	6,095,244
Willis Towers Watson PLC	2,150	722,228
		163,486,476
Health Care — 8.9%
Align Technology *	4,144	700,999
Amgen	33,387	12,859,337
Baxter International	32,050	838,428
Biogen *	9,113	1,849,483
Boston Scientific *	91,925	4,295,655
Cardinal Health	14,490	3,333,135
Cencora	12,016	3,741,061
Cigna Group	16,346	4,561,351
CVS Health	78,905	8,240,049
DaVita *	1,967	472,257
Dexcom *	23,840	1,989,448
Edwards Lifesciences *	35,583	3,062,629
Elevance Health	13,417	5,042,645
GE HealthCare Technologies	28,114	1,912,314
Gilead Sciences	76,773	9,996,612
Henry Schein *	6,000	514,500
Humana	7,419	2,699,477

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
IDEXX Laboratories *	4,855	$2,714,285
Incyte *	10,371	1,239,542
Insulet *	4,302	711,336
Intuitive Surgical *	21,903	7,738,987
IQVIA Holdings *	10,317	2,424,701
Labcorp Holdings	5,039	1,558,059
McKesson	7,428	6,359,779
Medtronic PLC	79,374	6,777,746
Mettler-Toledo International *	1,260	1,784,538
Quest Diagnostics	6,867	1,600,080
ResMed	8,961	1,890,592
Solventum *	9,116	778,871
STERIS PLC	6,055	1,382,962
Stryker	21,364	6,958,255
Veeva Systems, Cl A *	9,261	1,887,207
West Pharmaceutical Services	4,370	1,489,995
Zimmer Biomet Holdings	11,989	1,126,127
Zoetis, Cl A	25,943	2,005,135
		116,537,577
Industrials — 8.7%
3M	13,380	2,358,626
A O Smith	2,886	173,535
Allegion PLC	2,247	353,678
AMETEK	5,883	1,421,980
Automatic Data Processing	10,262	2,734,413
Axon Enterprise *	2,048	1,080,852
Broadridge Financial Solutions	2,977	458,309
Builders FirstSource *	2,778	184,570
Carrier Global	20,065	1,240,218
Caterpillar	11,820	9,631,054
CH Robinson Worldwide	3,031	447,770
Cintas	8,733	1,787,034
Comfort Systems USA	928	1,605,152
Copart *	22,856	665,567
CSX	47,733	2,405,743
Cummins	3,514	2,228,579
Deere	6,422	3,806,127
Delta Air Lines	16,745	1,464,183

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dover	3,444	$704,711
DuPont de Nemours	2,791	382,367
Eaton PLC	9,982	4,144,526
EMCOR Group	1,160	925,019
Emerson Electric	14,392	2,156,209
Equifax	3,061	528,390
Expeditors International of Washington	3,348	562,096
Fastenal	29,465	1,405,775
FedEx	5,646	1,735,580
Fortive	7,828	463,496
GE Aerospace	26,766	9,637,634
GE Vernova	6,919	6,851,817
Generac Holdings *	1,514	298,425
Howmet Aerospace	10,271	2,899,092
Hubbell, Cl B	1,366	645,503
IDEX	1,886	434,629
Illinois Tool Works	6,749	1,936,626
Ingersoll Rand	9,155	763,344
Jacobs Solutions	3,036	409,647
JB Hunt Transport Services	1,898	515,781
Johnson Controls International PLC	15,684	2,300,215
Lennox International	846	351,834
Masco	5,227	373,626
Nordson	1,370	407,959
Norfolk Southern	5,770	1,935,720
Old Dominion Freight Line	4,699	996,846
Otis Worldwide	9,901	712,377
PACCAR	13,496	1,790,649
Paychex	8,328	973,044
Pentair PLC	4,173	273,081
Quanta Services	3,878	2,588,022
Republic Services, Cl A	5,184	1,091,491
Rockwell Automation	2,860	1,373,029
Rollins	7,554	286,825
Snap-On	1,340	549,949
Southwest Airlines	12,617	567,386
Stanley Black & Decker	4,022	380,401
Trane Technologies PLC	5,684	2,585,936
Uber Technologies *	52,281	3,678,491

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Union Pacific	15,215	$4,444,758
United Airlines Holdings *	8,354	1,013,591
United Parcel Service, Cl B	19,161	1,996,959
United Rentals	1,602	1,728,975
Veralto	6,304	593,648
Verisk Analytics, Cl A	3,354	653,527
Vertiv Holdings, Cl A	9,879	2,386,470
Waste Management	9,452	2,141,351
Westinghouse Air Brake Technologies	4,358	1,267,568
WW Grainger	1,131	1,563,291
Xylem	6,110	714,687
		113,169,763
Information Technology — 36.3%
Accenture PLC, Cl A	13,075	2,169,404
Adobe *	8,614	2,157,032
Akamai Technologies *	3,097	356,713
Amphenol, Cl A	26,199	4,210,179
Analog Devices	10,387	3,816,288
Apple	312,678	96,589,361
Applied Materials	16,927	8,593,330
Arista Networks *	21,981	3,964,273
Autodesk *	4,505	1,055,071
Broadcom	100,809	39,242,928
Cadence Design Systems *	5,871	1,996,257
CDW	2,738	404,704
Ciena *	3,006	1,133,412
Cisco Systems	84,092	9,753,831
Cognizant Technology Solutions, Cl A	10,128	560,585
Coherent *	4,176	1,097,829
CrowdStrike Holdings, Cl A *	21,756	4,152,350
Datadog, Cl A *	7,056	1,890,796
Dell Technologies, Cl C	6,145	2,490,999
F5 *	1,217	489,928
Fair Isaac *	472	530,042
First Solar *	2,325	490,645
Flex *	7,804	887,705
Fortinet *	13,254	2,146,485
Gartner *	1,432	216,261

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Gen Digital	11,770	$323,087
GoDaddy, Cl A *	2,833	234,402
HP	19,511	532,065
Intel *	100,601	9,074,210
Intuit	5,886	1,860,388
Jabil	2,285	719,889
Keysight Technologies *	3,618	1,154,431
KLA	27,810	5,084,224
Lam Research	26,611	7,797,555
Lumentum Holdings *	1,647	1,175,859
Marvell Technology	18,658	3,499,495
Microchip Technology	11,566	859,238
Micron Technology	23,982	19,737,905
Microsoft	158,146	73,493,609
Monolithic Power Systems	1,065	1,518,722
Motorola Solutions	3,506	1,527,740
NetApp	4,223	753,806
NVIDIA	515,660	103,518,745
ON Semiconductor *	8,390	684,708
Oracle	36,148	4,694,541
Palantir Technologies, Cl A *	48,856	6,012,219
Palo Alto Networks *	17,280	5,734,022
PTC *	2,489	341,491
QUALCOMM	22,417	3,308,973
Roper Technologies	2,123	832,152
Salesforce	17,423	3,206,181
Sandisk *	3,142	3,816,996
Seagate Technology Holdings PLC	4,756	4,071,754
ServiceNow *	21,956	2,442,166
Skyworks Solutions	3,199	199,234
Super Micro Computer *	10,766	305,754
Synopsys *	4,093	1,591,195
Teradyne	3,314	1,218,525
Texas Instruments	19,360	5,338,326
Trimble *	4,952	280,184
Tyler Technologies *	927	286,999
VeriSign	1,736	503,475
Western Digital	7,337	3,997,491
Workday, Cl A *	4,353	697,960

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Zebra Technologies, Cl A *	1,038	$304,985
		473,131,109
Materials — 1.8%
Air Products & Chemicals	4,517	1,332,018
Albemarle	2,428	285,630
Amcor PLC	9,392	421,513
Avery Dennison	1,554	263,760
Ball	5,445	353,380
CF Industries Holdings	3,121	390,718
Corteva	13,608	1,071,086
CRH PLC	13,553	1,287,671
Dow	14,685	444,809
Ecolab	5,178	1,437,568
Freeport-McMoRan	29,201	1,828,859
International Flavors & Fragrances	5,233	414,558
International Paper	10,765	439,535
Linde PLC	9,362	4,478,594
LyondellBasell Industries, Cl A	5,290	328,403
Martin Marietta Materials	1,235	648,548
Mosaic	6,448	142,630
Newmont	21,695	2,033,038
Nucor	4,629	1,190,995
Packaging Corp of America	1,789	439,808
PPG Industries	4,535	501,208
Sherwin-Williams	4,646	1,583,589
Smurfit WestRock PLC	10,667	490,362
Steel Dynamics	2,772	696,493
Vulcan Materials	2,657	713,590
		23,218,363
Real Estate — 1.9%
American Tower ‡	10,267	1,779,887
AvalonBay Communities ‡	3,065	568,895
BXP ‡	3,263	228,802
Camden Property Trust ‡	2,255	249,877
CBRE Group, Cl A *	6,446	946,337
CoStar Group *	9,018	259,358
Crown Castle ‡	9,679	738,508

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Digital Realty Trust ‡	7,282	$1,372,803
Equinix ‡	2,141	2,182,278
Equity Residential ‡	7,529	500,302
Essex Property Trust ‡	1,423	404,331
Extra Space Storage ‡	4,658	689,570
Federal Realty Investment Trust ‡	1,726	214,179
Host Hotels & Resorts ‡	14,110	354,584
Invitation Homes ‡	12,067	358,631
Iron Mountain ‡	6,545	800,584
Kimco Realty ‡	14,900	379,652
Mid-America Apartment Communities ‡	2,590	342,761
ProLogis ‡	20,546	2,971,157
Public Storage ‡	3,467	1,123,897
Realty Income ‡	20,549	1,312,465
Regency Centers ‡	3,611	289,927
SBA Communications, Cl A ‡	2,372	429,285
Simon Property Group ‡	7,155	1,641,142
UDR ‡	6,506	248,269
Welltower ‡	15,583	3,653,278
Weyerhaeuser ‡	15,951	399,254
		24,440,013
Utilities — 2.2%
AES	14,538	213,418
Alliant Energy	5,291	374,497
Ameren	5,650	619,296
American Electric Power	11,082	1,416,834
American Water Works	3,999	536,546
Atmos Energy	3,379	583,824
CenterPoint Energy	13,323	560,099
CMS Energy	6,275	451,737
Consolidated Edison	7,501	816,484
Constellation Energy	6,463	1,698,153
Dominion Energy	17,848	1,234,546
DTE Energy	4,246	602,380
Duke Energy	15,847	1,987,689
Edison International	7,817	573,533
Entergy	9,305	1,001,404
Evergy	4,683	388,736

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	7,648	$547,520
Exelon	20,834	954,614
FirstEnergy	10,592	511,700
NextEra Energy	42,359	3,681,844
NiSource	9,792	435,059
NRG Energy	4,304	577,984
PG&E	44,900	780,362
Pinnacle West Capital	2,491	251,566
PPL	15,299	538,678
Public Service Enterprise Group	10,159	778,992
Sempra	13,272	1,175,236
Southern	22,921	2,166,951
Vistra	6,431	953,010
WEC Energy Group	6,669	729,722
Xcel Energy	12,742	996,424
		28,138,838
TOTAL UNITED STATES		1,298,482,168
TOTAL COMMON STOCK (Cost $878,374,325)		1,300,993,811

SHORT-TERM INVESTMENT(B)(C) — 0.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $45,632)	45,632	45,632
TOTAL INVESTMENTS — 99.9% (Cost $878,419,957)		$1,301,039,443

Percentages are based on Net Assets of $1,302,136,147.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $45,404.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $45,632. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $0.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Catholic Values ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2026.

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP. See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA — 3.9%
Real Estate — 2.0%
Stockland ‡	361,572	$1,084,368

Utilities — 1.9%
APA Group	137,992	987,603

TOTAL AUSTRALIA		2,071,971
AUSTRIA — 1.9%
Energy — 1.9%
OMV	13,712	996,275

BELGIUM — 2.0%
Financials — 2.0%
Ageas	13,036	1,078,397

CHINA — 2.2%
Industrials — 2.2%
SITC International Holdings	233,110	1,173,636

FRANCE — 18.0%
Communication Services — 1.7%
Orange	46,563	887,705

Consumer Discretionary — 4.2%
Renault	31,098	975,357
Sodexo	18,920	1,242,975
		2,218,332
Consumer Staples — 1.8%
Carrefour	50,517	926,179

Financials — 4.3%
AXA	21,637	1,118,756
Credit Agricole	51,728	1,147,164
		2,265,920

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 6.0%
Covivio ‡	16,267	$990,076
Gecina ‡	12,130	1,046,014
Klepierre ‡	25,308	1,145,506
		3,181,596
TOTAL FRANCE		9,479,732
GERMANY — 1.9%
Materials — 1.9%
Evonik Industries	50,298	1,015,046

HONG KONG — 12.5%
Communication Services — 2.0%
HKT Trust & HKT	629,420	1,065,140

Consumer Staples — 1.8%
WH Group	859,400	926,077

Real Estate — 5.1%
Henderson Land Development	244,233	884,541
Link REIT ‡	191,600	955,850
Sino Land	637,220	869,498
		2,709,889

Utilities — 3.6%
CK Infrastructure Holdings	121,200	967,548
Power Assets Holdings	121,673	916,240
		1,883,788
TOTAL HONG KONG		6,584,894
ITALY — 12.9%
Energy — 1.9%
Eni	36,573	1,009,055

Financials — 9.2%
Banca Monte dei Paschi di Siena	101,740	1,354,114
Banco BPM	67,805	1,230,655
Generali	23,343	1,181,452

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Poste Italiane	35,529	$1,071,409
		4,837,630

Utilities — 1.8%
Snam	138,294	936,864

TOTAL ITALY		6,783,549
JAPAN — 1.9%
Communication Services — 1.9%
SoftBank	701,964	984,888

NETHERLANDS — 2.1%
Financials — 2.1%
NN Group	11,717	1,100,049

NORWAY — 9.0%
Communication Services — 1.5%
Telenor	57,411	809,936

Energy — 5.5%
Aker BP	25,992	916,717
Equinor	25,026	1,019,595
Var Energi	193,408	962,533
		2,898,845

Financials — 2.0%
DNB Bank	32,727	1,052,459

TOTAL NORWAY		4,761,240
PORTUGAL — 1.9%
Utilities — 1.9%
EDP	198,596	1,021,370

SPAIN — 8.0%
Communication Services — 1.7%
Telefonica	212,630	876,795

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Energy — 2.1%
Repsol	37,532	$1,139,152

Financials — 2.2%
CaixaBank	79,437	1,148,393

Utilities — 2.0%
Naturgy Energy Group	31,234	1,040,714

TOTAL SPAIN		4,205,054
SWEDEN — 2.1%
Financials — 2.1%
Svenska Handelsbanken, Cl A	71,686	1,094,451

SWITZERLAND — 2.0%
Financials — 2.0%
Zurich Insurance Group	1,398	1,064,073

UNITED KINGDOM — 17.1%
Consumer Staples — 3.7%
British American Tobacco PLC	15,416	948,096
Imperial Brands PLC	26,333	1,001,113
		1,949,209

Financials — 11.1%
Admiral Group PLC	22,314	1,132,696
Aviva PLC	122,615	1,144,173
Legal & General Group PLC	285,762	1,155,231
M&G PLC	246,833	1,187,528
Standard Life PLC	97,492	1,210,975
		5,830,603

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.3%
Land Securities Group PLC‡	127,845	$1,213,795

TOTAL UNITED KINGDOM		8,993,607
TOTAL COMMON STOCK (Cost $45,425,445)		52,408,232
TOTAL INVESTMENTS — 99.4% (Cost $45,425,445)		$52,408,232

Percentages are based on Net Assets of $52,726,342.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts MSCI EAFE Index	2	Sep-2026	$312,093	$318,230	$6,137

‡	Real Estate Investment Trust

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,408,232	$—	$—	$52,408,232
Total Investments in Securities	$52,408,232	$—	$—	$52,408,232

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$6,137	$—	$—	$6,137
Total Other Financial Instruments	$6,137	$—	$—	$6,137

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.9%
Consumer Discretionary — 0.9%
Temple & Webster Group *(A)	22,754	$88,696
Web Travel Group *	68,913	165,532

TOTAL AUSTRALIA		254,228
BRAZIL — 4.3%
Consumer Discretionary — 4.0%
MercadoLibre *	605	1,136,160

Information Technology — 0.3%
VTEX, Cl A *(A)	20,903	90,092

TOTAL BRAZIL		1,226,252
CANADA — 7.6%
Industrials — 3.9%
RB Global	10,015	1,099,046

Information Technology — 3.7%
Shopify, Cl A *	9,023	1,057,045

TOTAL CANADA		2,156,091
CHINA — 26.3%
Communication Services — 4.0%
NetEase ADR	8,592	1,145,056

Consumer Discretionary — 20.3%
Alibaba Group Holding ADR (A)	9,473	1,158,074
JD.com ADR	38,075	1,256,856
PDD Holdings ADR *	13,003	1,151,545
Quant Group *	45,500	23,964
Trip.com Group ADR *	26,005	1,222,495
Vipshop Holdings ADR	61,879	949,224
		5,762,158

Consumer Staples — 2.0%
Alibaba Health Information Technology *(A)	1,241,500	568,377

TOTAL CHINA		7,475,591

Schedules of Investments	July 31, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
GERMANY — 0.5%
Consumer Discretionary — 0.5%
Jumia Technologies ADR *	25,767	$153,314

ISRAEL — 3.1%
Consumer Discretionary — 3.1%
Global-e Online *	22,090	868,358

JAPAN — 4.4%
Consumer Discretionary — 4.1%
Rakuten Group *	223,136	1,168,197

Information Technology — 0.3%
BASE (A)	42,363	81,147

TOTAL JAPAN		1,249,344
POLAND — 4.0%
Consumer Discretionary — 4.0%
Allegro.eu *	94,689	1,137,892

SINGAPORE — 3.8%
Consumer Discretionary — 3.8%
Sea ADR *	10,011	1,068,574

UNITED STATES — 45.1%
Communication Services — 1.3%
Shutterstock	10,611	57,299
TripAdvisor *	22,634	320,611
		377,910

Consumer Discretionary — 34.1%
Amazon.com *	4,373	1,187,619
Bed Bath & Beyond *(A)	15,629	78,926
Booking Holdings	6,099	1,176,497
Carvana, Cl A *	15,793	984,851
Domino’s Pizza	3,586	1,245,920
eBay	9,887	1,127,217
Etsy *	13,003	1,062,085

Schedules of Investments	July 31, 2026 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Expedia Group	4,174	$1,230,245
GigaCloud Technology, Cl A *	5,904	258,241
Groupon, Cl A *(A)	4,222	116,443
Lands’ End *(A)	7,233	86,941
Williams-Sonoma	5,003	1,143,986
		9,698,971

Financials — 0.3%
LendingTree *	2,466	78,567

Industrials — 1.6%
ACV Auctions, Cl A *	34,427	257,858
Liquidity Services *	4,745	184,960
		442,818

Information Technology — 3.8%
Commerce.com *	27,147	84,970
GoDaddy, Cl A *	12,215	1,010,669
		1,095,639

Real Estate — 4.0%
CoStar Group *	39,131	1,125,408

TOTAL UNITED STATES		12,819,313
TOTAL COMMON STOCK (Cost $34,950,441)		28,408,957

	Face Amount
REPURCHASE AGREEMENTS(B) — 1.9%
BNP Paribas SA 3.640%, dated 07/31/2026, to be repurchased on , repurchase price $249,076 (collateralized by various U.S. Treasury Obligations, ranging in par value $478 - $160,654, 0.000% - 6.625%, 09/08/2026 - 11/15/2053, with a total market value of $250,942)	$249,000	249,000

Schedules of Investments	July 31, 2026 (Unaudited)
Global X E-commerce ETF

	Face Amount	Value
REPURCHASE AGREEMENTS(B) — continued
Citadel Securities LLC 3.700%, dated 07/31/2026, to be repurchased on , repurchase price $249,077 (collateralized by various U.S. Treasury Obligations, ranging in par value $15 - $29,812, 0.000% - 5.000%, 08/15/2026 - 05/15/2056, with a total market value of $253,366)	$249,000	$249,000
Deutsche Bank Securities, Inc. 3.640%, dated 07/31/2026, to be repurchased on , repurchase price $44,538 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,506 - $42,831, 3.375% - 4.000%, 09/15/2027 - 11/15/2035, with a total market value of $44,851)	44,524	44,524
TOTAL REPURCHASE AGREEMENTS (Cost $542,524)		542,524
TOTAL INVESTMENTS — 101.9% (Cost $35,492,965)		$28,951,481

Percentages are based on Net Assets of $28,408,464.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $1,355,272.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $542,524. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $948,769.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X E-commerce ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$28,408,957	$—	$—	$28,408,957
Repurchase Agreements	—	542,524	—	542,524
Total Investments in Securities	$28,408,957	$542,524	$—	$28,951,481

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 9.6%
Communication Services — 0.1%
REA Group	137	$15,464
Telstra Group	10,712	37,768
		53,232
Consumer Discretionary — 0.5%
Aristocrat Leisure	1,954	87,957
Wesfarmers	3,663	229,897
		317,854
Consumer Staples — 0.5%
Coles Group	6,877	116,356
Woolworths Group	6,249	174,550
		290,906
Energy — 0.3%
Santos	9,539	52,526
Woodside Energy Group	5,578	129,088
		181,614
Financials — 3.1%
ANZ Group Holdings	8,889	232,934
Commonwealth Bank of Australia	4,941	616,085
Insurance Australia Group	6,950	41,443
Macquarie Group	1,051	186,824
National Australia Bank	9,072	263,343
QBE Insurance Group	4,409	76,580
Suncorp Group	3,194	43,049
Westpac Banking	10,091	268,401
		1,728,659
Health Care — 1.7%
Cochlear	945	79,607
CSL	6,984	603,636
Pro Medicus	801	91,257
Sigma Healthcare	83,120	171,635
		946,135

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.5%
Brambles	5,569	$76,624
Computershare	2,247	64,611
Transurban Group	12,908	134,267
		275,502
Information Technology — 0.0%
WiseTech Global	635	16,190

Materials — 2.5%
BHP Group	15,024	636,398
Fortescue	4,898	63,677
Glencore PLC	28,029	204,820
Northern Star Resources	4,228	59,094
Rio Tinto	1,098	131,540
Rio Tinto PLC	3,154	304,500
		1,400,029
Real Estate — 0.3%
Goodman Group ‡	6,000	125,454
Scentre Group ‡	15,340	42,234
		167,688
Utilities — 0.1%
Origin Energy	5,195	39,260

TOTAL AUSTRALIA		5,417,069
AUSTRIA — 0.4%
Energy — 0.1%
OMV	422	30,661

Financials — 0.3%
Erste Group Bank	947	122,903
Raiffeisen Bank International	382	26,107
		149,010
Industrials — 0.0%
Strabag	69	6,653

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.0%
Verbund	254	$17,403

TOTAL AUSTRIA		203,727
BELGIUM — 1.8%
Consumer Staples — 0.8%
Anheuser-Busch InBev	5,071	438,750

Financials — 0.2%
KBC Group	741	106,271

Health Care — 0.8%
UCB	1,743	447,005

TOTAL BELGIUM		992,026
BRAZIL — 0.0%
Materials — 0.0%
Yara International	475	22,372

CHINA — 0.6%
Consumer Discretionary — 0.4%
Chow Tai Fook Jewellery Group	7,700	12,147
Prosus	4,316	198,457
		210,604
Consumer Staples — 0.1%
Budweiser Brewing APAC	8,700	7,301
Wilmar International	13,512	41,363
		48,664
Financials — 0.1%
BOC Hong Kong Holdings	11,100	73,890

TOTAL CHINA		333,158
DENMARK — 0.8%
Financials — 0.2%
Danske Bank	1,905	109,431

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.2%
Coloplast, Cl B	1,720	$113,683

Industrials — 0.3%
DSV	818	176,965

Materials — 0.1%
Novonesis Novozymes B, Cl B	1,011	65,670

TOTAL DENMARK		465,749
FINLAND — 1.2%
Consumer Discretionary — 0.0%
Amer Sports *	529	18,785

Financials — 0.5%
Nordea Bank	10,077	203,125
Sampo, Cl A	7,359	81,485
		284,610
Industrials — 0.3%
Kone, Cl B	1,617	93,208
Wartsila Abp	2,013	67,953
		161,161
Information Technology — 0.3%
Nokia	16,088	147,303

Materials — 0.1%
UPM-Kymmene	1,553	42,025

Utilities — 0.0%
Fortum	1,333	30,252

TOTAL FINLAND		684,136
FRANCE — 8.0%
Consumer Discretionary — 1.2%
Christian Dior	12	5,986
Hermes International SCA	115	202,638

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
LVMH Moet Hennessy Louis Vuitton	822	$449,374
		657,998
Consumer Staples — 1.4%
Danone	3,313	257,371
L’Oreal	1,168	519,999
		777,370
Energy — 1.0%
TotalEnergies	6,144	540,211

Financials — 1.2%
AXA	4,872	251,910
BNP Paribas	2,932	369,928
Credit Agricole	3,311	73,428
		695,266
Health Care — 1.4%
EssilorLuxottica	4,199	792,551

Industrials — 0.8%
Cie de Saint-Gobain	1,889	176,653
Vinci	2,076	292,716
		469,369
Information Technology — 0.1%
Dassault Systemes	1,953	45,053

Materials — 0.6%
Air Liquide	1,885	370,255

Utilities — 0.3%
Engie	5,598	174,610

TOTAL FRANCE		4,522,683
GERMANY — 8.7%
Communication Services — 0.5%
Deutsche Telekom	9,289	285,996

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.4%
Bayerische Motoren Werke	1,037	$70,752
Mercedes-Benz Group	2,340	125,810
Volkswagen	99	8,640
		205,202
Financials — 2.4%
Allianz	1,125	559,814
Commerzbank	2,925	126,773
Deutsche Bank	5,650	207,207
Deutsche Boerse	550	165,984
Hannover Rueck	174	50,169
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	378	227,109
		1,337,056
Health Care — 0.3%
Siemens Healthineers	4,235	179,603

Industrials — 3.1%
Deutsche Post	3,817	253,662
Siemens	2,985	970,730
Siemens Energy	3,001	509,081
		1,733,473
Information Technology — 1.5%
Infineon Technologies	3,892	276,154
SAP	3,033	550,243
		826,397
Materials — 0.3%
BASF	2,632	152,624

Utilities — 0.2%
E.ON	6,716	144,612

TOTAL GERMANY		4,864,963
HONG KONG — 1.8%
Financials — 1.1%
AIA Group	30,965	312,943

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Futu Holdings ADR	177	$18,606
Hong Kong Exchanges & Clearing	3,514	183,103
Prudential PLC	7,465	112,114
		626,766
Industrials — 0.3%
MTR	6,300	26,609
Techtronic Industries	5,883	99,030
		125,639
Materials — 0.0%
Zijin Gold International	600	9,044

Real Estate — 0.2%
CK Asset Holdings	6,000	36,605
Henderson Land Development	3,550	12,857
Sun Hung Kai Properties	4,540	71,328
		120,790
Utilities — 0.2%
CK Infrastructure Holdings	1,750	13,970
CLP Holdings	4,266	42,488
Hong Kong & China Gas	32,310	28,966
Power Assets Holdings	3,900	29,369
		114,793
TOTAL HONG KONG		997,032
INDONESIA — 0.1%
Industrials — 0.1%
Jardine Matheson Holdings	795	52,796

IRELAND — 0.2%
Financials — 0.1%
AIB Group PLC	6,248	73,719

Industrials — 0.1%
Kingspan Group PLC	633	58,446

TOTAL IRELAND		132,165

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 1.1%
Communication Services — 0.1%
Bezeq The Israeli Telecommunication	7,579	$18,122

Consumer Discretionary — 0.0%
Global-e Online *	354	13,916

Financials — 0.6%
Bank Hapoalim	3,865	93,818
Bank Leumi Le-Israel	4,349	102,812
Etoro Group, Cl A *	99	3,531
First International Bank of Israel	152	11,735
Harel Insurance Investments & Financial Services	323	18,533
Israel Discount Bank, Cl A	3,608	37,657
Menora Mivtachim Holdings	57	8,916
Mizrahi Tefahot Bank	449	33,388
Phoenix Financial	673	37,802
		348,192
Information Technology — 0.3%
Camtek *	90	12,524
Cellebrite DI *	368	5,428
Check Point Software Technologies *	242	30,765
Nice *	170	16,516
Nova *	99	39,617
Tower Semiconductor *	336	74,285
Wix.com *	126	6,934
		186,069
Real Estate — 0.1%
Azrieli Group	112	14,802
Melisron	76	9,973
		24,775
TOTAL ISRAEL		591,074
ITALY — 3.2%
Consumer Discretionary — 0.3%
Ferrari	397	155,347

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Energy — 0.3%
Eni	5,863	$161,761

Financials — 1.8%
Banca Monte dei Paschi di Siena	6,364	84,702
Generali	3,075	155,634
Intesa Sanpaolo	45,488	342,226
Poste Italiane	1,352	40,771
UniCredit	4,459	418,684
		1,042,017
Industrials — 0.3%
Prysmian	1,230	170,104

Utilities — 0.5%
Enel	23,325	262,972

TOTAL ITALY		1,792,201
JAPAN — 27.1%
Communication Services — 1.7%
Capcom	890	22,157
KDDI	7,666	140,634
Konami Group	285	36,944
LY	6,736	18,902
Nexon	1,082	16,995
Nintendo	3,177	153,218
NTT	81,749	78,245
SoftBank	78,716	110,442
SoftBank Group	10,682	352,880
		930,417
Consumer Discretionary — 4.2%
Aisin	1,795	25,066
Asics	2,408	71,896
Bandai Namco Holdings	2,106	60,961
Bridgestone	3,762	93,681
Denso	6,328	78,193
Fast Retailing	689	338,345
Honda Motor	12,622	128,856
Isuzu Motors	1,787	26,964

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Nitori Holdings	1,414	$22,543
Oriental Land	3,923	78,029
Pan Pacific International Holdings	8,587	48,656
Panasonic Holdings	7,944	213,736
Rakuten Group *	4,923	25,774
Ryohin Keikaku	1,776	46,590
Sanrio	3,450	27,572
Sekisui House	2,132	46,704
Shimano	274	34,632
Subaru	1,874	31,960
Sumitomo Electric Industries	10,272	140,895
Suzuki Motor	6,369	83,440
Toyota Motor	38,231	736,407
		2,360,900
Consumer Staples — 1.1%
Aeon	14,236	121,953
Asahi Group Holdings	7,774	81,365
Kao	4,714	96,752
Kirin Holdings	4,214	78,153
Seven & i Holdings	12,278	162,627
Suntory Beverage & Food	680	19,645
Unicharm	6,596	41,695
		602,190
Energy — 0.2%
ENEOS Holdings	7,929	66,106
Inpex	2,733	62,255
		128,361
Financials — 5.3%
Daiichi Life Group	10,642	128,225
Daiwa Securities Group	4,105	46,586
Japan Exchange Group	3,046	41,943
Japan Post Bank	5,260	102,772
Mitsubishi HC Capital	2,908	26,902
Mitsubishi UFJ Financial Group	34,956	783,972
Mizuho Financial Group	7,258	372,279
MS&AD Insurance Group Holdings	3,614	111,762

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Nomura Holdings	8,521	$81,343
ORIX	3,350	134,863
Resona Holdings	6,871	94,569
SBI Holdings	1,651	31,501
Sompo Holdings	2,753	122,984
Sumitomo Mitsui Financial Group	11,301	483,624
Sumitomo Mitsui Trust Group	8,052	83,643
T&D Holdings	1,421	45,408
Tokio Marine Holdings	5,752	293,118
		2,985,494
Health Care — 3.1%
Hoya	4,814	746,023
Kyowa Kirin	3,400	54,547
Olympus	16,065	183,629
Otsuka Holdings	7,461	520,126
Shionogi	11,487	209,829
		1,714,154
Industrials — 6.0%
Central Japan Railway	3,888	97,380
East Japan Railway	4,738	109,385
FANUC	3,828	171,536
Fujikura	6,875	180,138
IHI	4,500	79,911
ITOCHU	29,208	369,445
Kajima	1,811	61,225
Kawasaki Kisen Kaisha	2,602	46,574
Komatsu	3,856	169,376
Kubota	4,194	72,317
Marubeni	6,879	224,699
Mitsubishi Electric	8,757	325,146
Mitsui	11,857	367,643
Mitsui OSK Lines	1,494	55,303
NIDEC *	4,304	70,037
Nippon Yusen	1,659	63,661
Obayashi	2,636	52,381
Recruit Holdings	6,118	482,216
Secom	1,676	72,440

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SMC	251	$111,104
Sumitomo	20,020	209,976
		3,391,893
Information Technology — 4.2%
Advantest	2,197	448,438
Canon	2,727	75,837
Disco	281	103,205
Fujitsu	5,187	119,198
Keyence	593	302,226
Kyocera	4,228	98,010
Lasertec	255	60,713
Murata Manufacturing	5,532	257,656
NEC	4,035	120,119
Nomura Research Institute	1,334	39,260
Obic	979	27,822
Oracle Japan	127	7,084
Renesas Electronics	5,553	120,040
TDK	5,832	110,175
Tokyo Electron	1,392	485,200
		2,374,983
Materials — 0.7%
Asahi Kasei	4,023	43,521
Nippon Paint Holdings	3,116	23,680
Nippon Sanso Holdings	682	24,761
Nippon Steel	15,852	64,672
Nitto Denko	2,015	42,078
Shin-Etsu Chemical	5,899	214,880
		413,592
Real Estate — 0.5%
Daiwa House Industry	1,742	51,179
Mitsubishi Estate	3,587	87,701
Mitsui Fudosan	8,079	79,154
Sumitomo Realty & Development	2,788	63,088
		281,122

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 0.1%
Osaka Gas	1,166	$40,386
Tokyo Gas	915	35,738
		76,124
TOTAL JAPAN		15,259,230
NETHERLANDS — 6.2%
Communication Services — 0.1%
Universal Music Group	2,893	48,048

Consumer Staples — 0.5%
Heineken	1,412	127,594
Koninklijke Ahold Delhaize	4,541	179,519
		307,113
Financials — 0.7%
Adyen *	97	97,865
ING Groep	8,118	284,314
		382,179
Health Care — 1.4%
Argenx *	886	759,443

Industrials — 0.1%
Wolters Kluwer	963	75,210

Information Technology — 3.4%
ASML Holding	1,157	1,909,186

TOTAL NETHERLANDS		3,481,179
NEW ZEALAND — 0.6%
Financials — 0.1%
Infratil	2,944	25,570

Health Care — 0.4%
Fisher & Paykel Healthcare	8,458	202,244

Industrials — 0.1%
Auckland International Airport	7,037	36,018

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.0%
Xero *	512	$25,172

Utilities — 0.0%
Mercury NZ	2,106	8,292
Meridian Energy	3,915	13,114
		21,406
TOTAL NEW ZEALAND		310,410
NORWAY — 0.8%
Communication Services — 0.1%
Telenor	1,717	24,223
Vend Marketplaces, Cl B	496	12,499
		36,722
Consumer Staples — 0.2%
Mowi	2,299	49,111
Orkla	3,875	43,064
		92,175
Energy — 0.2%
Aker BP	885	31,213
Equinor	2,483	101,161
Var Energi	2,718	13,527
		145,901
Financials — 0.2%
DNB Bank	2,485	79,914
Gjensidige Forsikring	560	16,663
		96,577
Industrials — 0.1%
Kongsberg Gruppen	1,825	56,996

Materials — 0.0%
Norsk Hydro	3,854	35,215

TOTAL NORWAY		463,586

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL — 0.2%
Consumer Staples — 0.1%
Jeronimo Martins	1,420	$28,362

Energy — 0.0%
Galp Energia	1,201	27,208

Utilities — 0.1%
EDP	9,100	46,801

TOTAL PORTUGAL		102,371
SINGAPORE — 2.1%
Communication Services — 0.1%
Singapore Telecommunications	18,890	65,331

Consumer Discretionary — 0.2%
Sea ADR *	1,246	132,998

Financials — 1.3%
DBS Group Holdings	5,968	344,097
Oversea-Chinese Banking	11,479	260,464
United Overseas Bank	4,259	143,979
		748,540
Industrials — 0.2%
Grab Holdings, Cl A *	11,807	41,325
Singapore Airlines	5,463	32,766
Singapore Technologies Engineering	6,328	49,685
		123,776
Information Technology — 0.2%
STMicroelectronics	1,943	102,118

Real Estate — 0.1%
CapitaLand Integrated Commercial Trust ‡	17,361	33,673

TOTAL SINGAPORE		1,206,436

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 0.3%
Materials — 0.3%
Anglo American PLC	3,483	$174,975

SPAIN — 3.8%
Consumer Discretionary — 0.6%
Amadeus IT Group	1,449	88,926
Industria de Diseno Textil	3,635	236,046
		324,972
Financials — 2.2%
Banco Bilbao Vizcaya Argentaria	16,661	463,897
Banco Santander	43,319	613,937
CaixaBank	11,218	162,175
		1,240,009
Industrials — 0.2%
Aena SME	3,049	93,594

Utilities — 0.8%
Iberdrola	19,106	453,936

TOTAL SPAIN		2,112,511
SWEDEN — 3.7%
Consumer Discretionary — 0.0%
H & M Hennes & Mauritz, Cl B	1,547	28,248

Consumer Staples — 0.2%
Essity, Cl B	2,967	86,211

Financials — 1.1%
EQT	1,088	36,917
Industrivarden, Cl A	360	20,717
Industrivarden, Cl C	525	29,970
Investor, Cl B	5,388	232,125
L E Lundbergforetagen, Cl B	221	13,239
Skandinaviska Enskilda Banken, Cl A	4,350	101,819
Skandinaviska Enskilda Banken, Cl C	50	1,190
Svenska Handelsbanken, Cl A	4,588	70,046

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Svenska Handelsbanken, Cl B	107	$2,611
Swedbank, Cl A	2,668	106,552
		615,186
Industrials — 2.1%
Alfa Laval	1,202	71,011
Assa Abloy, Cl B	4,109	152,085
Atlas Copco, Cl A	10,447	220,219
Atlas Copco, Cl B	6,475	119,353
Epiroc, Cl A	2,594	66,373
Epiroc, Cl B	1,618	35,379
Investment Latour, Cl B	585	12,301
Saab, Cl B	1,298	81,349
Sandvik	4,423	165,051
Volvo, Cl A	789	30,204
Volvo, Cl B	6,607	252,299
		1,205,624
Information Technology — 0.3%
Hexagon, Cl B	6,248	61,314
Telefonaktiebolaget LM Ericsson, Cl B	8,713	85,687
		147,001
TOTAL SWEDEN		2,082,270
SWITZERLAND — 3.8%
Consumer Discretionary — 0.7%
Cie Financiere Richemont, Cl A	1,743	411,271

Financials — 1.4%
UBS Group	8,821	463,919
Zurich Insurance Group	449	341,752
		805,671
Industrials — 1.3%
ABB	6,353	624,424
Schindler Holding	91	27,838
Schindler Holding	163	51,295
		703,557

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.4%
Givaudan	22	$87,831
Sika	474	106,541
		194,372
TOTAL SWITZERLAND		2,114,871
UNITED KINGDOM — 7.7%
Consumer Discretionary — 0.3%
Compass Group PLC	5,500	174,405

Consumer Staples — 2.3%
Coca-Cola Europacific Partners PLC	1,049	114,824
Diageo PLC	11,422	251,242
Tesco PLC	32,630	214,948
Unilever PLC	11,145	711,373
		1,292,387
Financials — 4.0%
3i Group PLC	3,025	116,590
Barclays PLC	40,252	275,558
HSBC Holdings PLC	50,816	1,077,758
Lloyds Banking Group PLC	172,299	265,957
London Stock Exchange Group PLC	1,300	146,921
NatWest Group PLC	23,582	223,989
Standard Chartered PLC	5,359	157,796
		2,264,569
Industrials — 0.7%
CK Hutchison Holdings	11,520	108,125
RELX PLC	7,349	257,830
		365,955
Utilities — 0.4%
National Grid PLC	15,062	241,209

TOTAL UNITED KINGDOM		4,338,525
UNITED STATES — 6.0%
Communication Services — 0.4%
Spotify Technology *	426	212,974

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 0.1%
Stellantis *	6,626	$37,828

Energy — 1.9%
BP PLC	46,109	342,833
Shell PLC	16,444	748,752
		1,091,585
Financials — 0.3%
Swiss Re	877	146,176

Health Care — 0.9%
Alcon	7,198	492,708

Industrials — 1.9%
AP Moller - Maersk, Cl A	10	26,013
AP Moller - Maersk, Cl B	16	42,865
Experian PLC	3,719	139,635
Ferrovial	2,009	131,152
Schneider Electric	2,251	750,031
		1,089,696
Information Technology — 0.2%
ARM Holdings PLC ADR *	412	98,752
JFrog *	310	24,735
Monday.com *	123	10,719
		134,206
Materials — 0.3%
Holcim	1,491	135,158
James Hardie Industries PLC *	1,707	44,612
		179,770
TOTAL UNITED STATES		3,384,943
TOTAL COMMON STOCK (Cost $48,926,114)		56,102,458

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P Catholic Values Developed ex-U.S. ETF

	Shares	Value
PREFERRED STOCK — 0.1%
GERMANY—0.1%
Consumer Discretionary — 0.1%
Dr Ing hc F Porsche (A)	359	$17,530
Volkswagen (A)	669	57,467
TOTAL GERMANY		74,997
TOTAL PREFERRED STOCK (Cost $98,809)		74,997
TOTAL INVESTMENTS — 99.9% (Cost $49,024,923)		$56,177,455

Percentages are based on Net Assets of $56,243,842.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	There is currently no stated interest rate.

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 97.9%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	18	$33,803

CANADA — 0.8%
Industrials — 0.2%
Thomson Reuters	131	12,855

Information Technology — 0.6%
Shopify, Cl A *	422	49,437

TOTAL CANADA		62,292
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	232	20,546

NETHERLANDS — 1.1%
Information Technology — 1.1%
ASML Holding	31	50,499
Nebius Group, Cl A *	76	14,471
NXP Semiconductors	87	19,937

TOTAL NETHERLANDS		84,907
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	154	16,857

UNITED STATES — 95.0%
Communication Services — 13.9%
Alphabet, Cl A	717	255,345
Alphabet, Cl C	671	239,312
AppLovin, Cl A *	106	41,965
Comcast, Cl A	1,230	29,471
Electronic Arts	87	18,258
Meta Platforms, Cl A	364	202,643
Netflix *	1,421	101,900
Space Exploration Technologies, Cl A *	646	70,007
Take-Two Interactive Software *	64	15,547

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US	375	$64,766
Warner Bros Discovery *	865	22,750
		1,061,964
Consumer Discretionary — 10.3%
Airbnb, Cl A *	144	21,819
Amazon.com *	1,326	360,115
Booking Holdings	269	51,890
DoorDash, Cl A *	142	27,855
Marriott International, Cl A	91	33,928
O’Reilly Automotive *	286	25,554
Ross Stores	111	27,869
Starbucks	394	41,468
Tesla *	615	191,394
		781,892
Consumer Staples — 6.3%
Costco Wholesale	151	143,735
Keurig Dr Pepper	460	14,315
Kraft Heinz	396	10,237
Mondelez International, Cl A	443	27,603
Monster Beverage *	338	32,577
PepsiCo	473	66,012
Walmart	1,654	183,925
		478,404
Energy — 0.5%
Baker Hughes, Cl A	337	20,385
Diamondback Energy	96	19,483
		39,868
Financials — 0.2%
PayPal Holdings	303	17,335

Health Care — 3.8%
Alnylam Pharmaceuticals *	45	9,248
Amgen	187	72,025
Dexcom *	136	11,349
GE HealthCare Technologies	160	10,883

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	429	$55,860
IDEXX Laboratories *	26	14,536
Intuitive Surgical *	122	43,106
Regeneron Pharmaceuticals	36	27,455
Vertex Pharmaceuticals *	88	41,985
		286,447
Industrials — 3.6%
Automatic Data Processing	138	36,771
Axon Enterprise *	27	14,250
Cintas	139	28,444
Copart *	317	9,231
CSX	642	32,357
Fastenal	396	18,893
Ferrovial	254	16,535
Honeywell Aerospace *	110	22,741
Honeywell International	110	26,736
Old Dominion Freight Line	73	15,486
PACCAR	182	24,148
Paychex	123	14,371
Rocket Lab *	200	12,990
		272,953
Information Technology — 54.2%
Adobe *	138	34,557
Advanced Micro Devices *	554	263,787
Analog Devices	168	61,725
Apple	1,813	560,054
Applied Materials	269	136,563
ARM Holdings PLC ADR *	146	34,995
Astera Labs *	60	18,674
Autodesk *	72	16,862
Broadcom	583	226,950
Cadence Design Systems *	95	32,302
Cisco Systems	1,335	154,847
CoreWeave, Cl A *	155	11,124
CrowdStrike Holdings, Cl A *	351	66,992
Datadog, Cl A *	114	30,549
Fortinet *	253	40,973

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel *	1,706	$153,881
Intuit	96	30,343
KLA	440	80,441
Lam Research	424	124,240
Lumentum Holdings *	27	19,276
Marvell Technology	303	56,831
Microchip Technology	185	13,744
Micron Technology	384	316,044
Microsoft	916	425,684
Monolithic Power Systems	17	24,242
NVIDIA	2,988	599,841
Palantir Technologies, Cl A *	774	95,248
Palo Alto Networks *	275	91,253
QUALCOMM	365	53,878
Roper Technologies	34	13,327
SanDisk *	51	61,956
Seagate Technology Holdings PLC	77	65,922
Strategy, Cl A *	114	10,634
Synopsys *	66	25,658
Teradyne	54	19,855
Texas Instruments	307	84,652
Western Digital	119	64,836
Workday, Cl A *	71	11,384
		4,134,124
Materials — 1.0%
Linde PLC	160	76,541

Utilities — 1.2%
American Electric Power	189	24,164
Constellation Energy	124	32,581
Exelon	352	16,128
Xcel Energy	215	16,813
		89,686
TOTAL UNITED STATES		7,239,214
TOTAL COMMON STOCK (Cost $6,568,259)		7,457,619

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

Value
PURCHASED OPTIONS — 2.0% (Cost $146,808)	$155,242
TOTAL INVESTMENTS — 99.9% (Cost $6,715,067)	$7,612,861

Percentages are based on Net Assets of $7,620,571.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 2.0%
Put Options
Nasdaq-100 Index	2	$5,654,840	$27,400.00	9/18/2026	$117,600
Nasdaq-100 Micro Index	63	1,781,262	274.00	9/18/2026	37,642

Total Purchased Options		$7,436,102			$155,242

*	Non-income producing security.

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 96.0%
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	7	$13,146

CANADA — 0.8%
Industrials — 0.2%
Thomson Reuters	57	5,593

Information Technology — 0.6%
Shopify, Cl A *	181	21,204

TOTAL CANADA		26,797
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	100	8,856

NETHERLANDS — 1.1%
Information Technology — 1.1%
ASML Holding	13	21,177
Nebius Group, Cl A *	32	6,093
NXP Semiconductors	37	8,479

TOTAL NETHERLANDS		35,749
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	66	7,224

UNITED STATES — 93.2%
Communication Services — 13.7%
Alphabet, Cl A	305	108,620
Alphabet, Cl C	286	102,002
AppLovin, Cl A *	45	17,815
Comcast, Cl A	529	12,675
Electronic Arts	37	7,765
Meta Platforms, Cl A	155	86,290
Netflix *	605	43,384
Space Exploration Technologies, Cl A *	275	29,802
Take-Two Interactive Software *	28	6,802

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US	159	$27,461
Warner Bros Discovery *	363	9,547
		452,163
Consumer Discretionary — 10.1%
Airbnb, Cl A *	62	9,394
Amazon.com *	565	153,443
Booking Holdings	113	21,798
DoorDash, Cl A *	61	11,966
Marriott International, Cl A	39	14,541
O’Reilly Automotive *	123	10,990
Ross Stores	48	12,051
Starbucks	169	17,787
Tesla *	262	81,537
		333,507
Consumer Staples — 6.2%
Costco Wholesale	65	61,873
Keurig Dr Pepper	202	6,286
Kraft Heinz	177	4,576
Mondelez International, Cl A	191	11,901
Monster Beverage *	145	13,975
PepsiCo	202	28,191
Walmart	705	78,396
		205,198
Energy — 0.5%
Baker Hughes, Cl A	148	8,952
Diamondback Energy	42	8,524
		17,476
Financials — 0.2%
PayPal Holdings	131	7,495

Health Care — 3.7%
Alnylam Pharmaceuticals *	19	3,905
Amgen	79	30,427
Dexcom *	57	4,757
GE HealthCare Technologies	63	4,285

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	184	$23,959
IDEXX Laboratories *	11	6,150
Intuitive Surgical *	52	18,373
Regeneron Pharmaceuticals	15	11,439
Vertex Pharmaceuticals *	37	17,653
		120,948
Industrials — 3.5%
Automatic Data Processing	59	15,721
Axon Enterprise *	12	6,333
Cintas	59	12,073
Copart *	130	3,786
CSX	276	13,910
Fastenal	171	8,159
Ferrovial	107	6,966
Honeywell Aerospace *	47	9,717
Honeywell International	47	11,423
Old Dominion Freight Line	31	6,576
PACCAR	77	10,216
Paychex	54	6,309
Rocket Lab *	86	5,586
		116,775
Information Technology — 53.2%
Adobe *	60	15,025
Advanced Micro Devices *	236	112,371
Analog Devices	72	26,454
Apple	773	238,787
Applied Materials	115	58,382
ARM Holdings PLC ADR *	63	15,101
Astera Labs *	25	7,781
Autodesk *	31	7,260
Broadcom	248	96,541
Cadence Design Systems *	41	13,941
Cisco Systems	568	65,882
CoreWeave, Cl A *	66	4,737
CrowdStrike Holdings, Cl A *	145	27,675
Datadog, Cl A *	49	13,131
Fortinet *	107	17,329

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel *	727	$65,575
Intuit	41	12,959
KLA	187	34,187
Lam Research	180	52,744
Lumentum Holdings *	11	7,853
Marvell Technology	129	24,195
Microchip Technology	80	5,943
Micron Technology	164	134,977
Microsoft	390	181,241
Monolithic Power Systems	7	9,982
NVIDIA	1,274	255,756
Palantir Technologies, Cl A *	338	41,594
Palo Alto Networks *	117	38,824
QUALCOMM	156	23,027
Roper Technologies	15	5,880
SanDisk *	21	25,511
Seagate Technology Holdings PLC	33	28,252
Strategy, Cl A *	48	4,477
Synopsys *	28	10,885
Teradyne	23	8,457
Texas Instruments	134	36,949
Western Digital	51	27,787
Workday, Cl A *	31	4,971
		1,762,423
Materials — 1.0%
Linde PLC	68	32,530

Utilities — 1.1%
American Electric Power	79	10,100
Constellation Energy	53	13,926
Exelon	152	6,964
Xcel Energy	89	6,960
		37,950
TOTAL UNITED STATES		3,086,465
TOTAL COMMON STOCK (Cost $2,513,839)		3,178,237

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 3.9% (Cost $100,570)	$129,415
TOTAL INVESTMENTS — 99.9% (Cost $2,614,409)	$3,307,652

WRITTEN OPTIONS — (0.0)% (Premiums Received $(48,447))	$(1,341)

Percentages are based on Net Assets of $3,310,345.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 3.9%
Put Options
Nasdaq-100 Index	1	$2,827,420	$28,800.00	9/18/2026	$113,385
Nasdaq-100 Micro Index	14	395,836	288.00	9/18/2026	16,030

Total Purchased Options		$3,223,256			$129,415
WRITTEN OPTIONS — 0.0%
Call Options
Nasdaq-100 Index	(1)	$(2,827,420)	$33,400.00	9/18/2026	$(1,215)
Nasdaq-100 Micro Index	(11)	(311,014)	335.00	9/18/2026	(126)

Total Written Options		$(3,138,434)			$(1,341)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,144,160.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,178,237	$—	$—	$3,178,237
Purchased Options	129,415	—	—	129,415
Total Investments in Securities	$3,307,652	$—	$—	$3,307,652

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,341)	$—	$—	$(1,341)
Total Other Financial Instruments	$(1,341)	$—	$—	$(1,341)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 99.6%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	18	$4,125

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	21	4,320

UNITED STATES — 99.4%
Communication Services — 9.9%
Alphabet, Cl A	437	155,629
Alphabet, Cl C	352	125,541
AppLovin, Cl A *	20	7,918
AT&T	516	11,997
Charter Communications, Cl A *	5	725
Comcast, Cl A	262	6,278
EchoStar, Cl A *	10	841
Electronic Arts	17	3,568
Fox, Cl A	16	932
Fox, Cl B	14	727
Live Nation Entertainment *	12	2,090
Meta Platforms, Cl A	164	91,300
Netflix *	313	22,445
News, Cl A	33	909
News, Cl B	14	438
Omnicom Group	20	1,574
Paramount Skydance, Cl B	22	175
Take-Two Interactive Software *	13	3,158
TKO Group Holdings, Cl A	4	727
T-Mobile US	35	6,045
Trade Desk, Cl A *	33	595
Verizon Communications	310	14,511
Walt Disney	130	12,505
Warner Bros Discovery *	188	4,944
		475,572
Consumer Discretionary — 9.3%
Airbnb, Cl A *	31	4,697
Amazon.com *	729	197,982

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv PLC *	15	$847
AutoZone *	1	3,016
Best Buy	14	1,208
Booking Holdings	57	10,995
Carnival	96	2,670
Carvana, Cl A *	54	3,367
Chipotle Mexican Grill, Cl A *	94	3,499
Darden Restaurants	9	1,832
Deckers Outdoor *	11	1,066
Domino’s Pizza	2	695
DoorDash, Cl A *	29	5,689
DR Horton	19	2,718
eBay	34	3,876
Expedia Group	9	2,653
Ford Motor	296	4,345
Garmin	13	3,819
General Motors	69	6,131
Genuine Parts	11	1,368
Hasbro	11	1,033
Hilton Worldwide Holdings	17	5,448
Home Depot	74	24,565
Las Vegas Sands	20	978
Lennar, Cl A	17	1,400
Lowe’s	41	8,520
Lululemon Athletica *	7	832
Marriott International, Cl A	16	5,965
McDonald’s	53	14,344
MGM Resorts International *	17	758
NIKE, Cl B	87	3,629
Norwegian Cruise Line Holdings *	36	667
O’Reilly Automotive *	62	5,540
PulteGroup	16	2,024
Ralph Lauren, Cl A	2	761
Ross Stores	23	5,775
Royal Caribbean Cruises	18	5,729
Starbucks	86	9,052
Tapestry	15	2,286
Tesla *	209	65,043
TJX	83	13,059

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	37	$1,138
Ulta Beauty *	3	1,538
Williams-Sonoma	10	2,287
Wynn Resorts	5	497
Yum! Brands	19	2,912
		448,253
Consumer Staples — 4.7%
Altria Group	123	8,405
Archer-Daniels-Midland	35	2,775
Brown-Forman, Cl B	10	287
Bunge Global	11	1,169
Casey’s General Stores	3	2,613
Church & Dwight	17	1,680
Clorox	10	955
Coca-Cola	289	25,314
Colgate-Palmolive	60	5,478
Constellation Brands, Cl A	11	1,433
Costco Wholesale	33	31,412
Dollar General	17	2,160
Dollar Tree *	14	1,781
Estee Lauder, Cl A	18	1,510
General Mills	37	1,323
Hershey	12	2,101
Hormel Foods	19	475
J M Smucker	7	835
Kenvue	146	2,809
Keurig Dr Pepper	103	3,205
Kimberly-Clark	24	2,623
Kraft Heinz	66	1,706
Kroger	41	2,367
McCormick	19	967
Molson Coors Beverage, Cl B	15	623
Mondelez International, Cl A	95	5,919
Monster Beverage *	52	5,012
PepsiCo	103	14,375
Philip Morris International	116	22,135
Procter & Gamble	172	24,852
Sysco	35	2,983

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Target	34	$4,913
Tyson Foods, Cl A	21	1,217
Walmart	327	36,362
		223,774
Energy — 3.3%
APA	26	970
Baker Hughes, Cl A	71	4,295
Chevron	139	27,359
ConocoPhillips	90	10,843
Devon Energy	89	4,017
Diamondback Energy	15	3,044
EOG Resources	39	5,799
EQT	49	2,611
Expand Energy	18	1,693
ExxonMobil Holdings	309	48,031
Halliburton	66	2,129
Kinder Morgan	151	4,859
Marathon Petroleum	21	6,646
Occidental Petroleum	52	2,968
ONEOK	49	4,450
Phillips 66	30	6,350
SLB	116	5,752
Targa Resources	16	4,326
Texas Pacific Land	4	1,610
Valero Energy	21	6,571
Williams	89	6,367
		160,690
Financials — 12.4%
Aflac	33	4,207
Allstate	18	4,753
American Express	39	13,114
American International Group	37	2,907
Ameriprise Financial	6	3,275
Aon PLC, Cl A	16	5,769
Apollo Global Management	35	4,396
Arch Capital Group *	27	2,714
Ares Management, Cl A	16	2,049

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arthur J Gallagher	18	$4,490
Assurant	3	838
Bank of America	487	30,170
Bank of New York Mellon	51	7,973
Berkshire Hathaway, Cl B *	136	69,569
Blackrock	11	11,994
Blackstone	55	7,026
Block, Cl A *	37	3,006
Brown & Brown	20	1,408
Capital One Financial	47	9,823
CBOE Global Markets	7	2,172
Charles Schwab	121	12,734
Chubb	28	9,819
Cincinnati Financial	12	2,132
Citigroup	126	16,689
Citizens Financial Group	31	2,221
CME Group, Cl A	28	7,498
Coinbase Global, Cl A *	17	2,486
Corpay *	4	1,528
Erie Indemnity, Cl A	1	242
Everest Group	3	1,122
FactSet Research Systems	2	526
Fidelity National Information Services	36	1,612
Fifth Third Bancorp	69	3,899
Fiserv *	37	1,996
Franklin Resources	21	711
Global Payments	17	1,429
Globe Life	5	911
Goldman Sachs Group	22	22,404
Hartford Insurance Group	19	2,696
Huntington Bancshares	150	2,556
Interactive Brokers Group, Cl A	34	2,992
Intercontinental Exchange	41	6,252
Invesco	37	1,095
Jack Henry & Associates	3	462
JPMorgan Chase	200	70,358
KeyCorp	68	1,536
KKR	52	5,274
Loews	13	1,508

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&T Bank	12	$2,956
Marsh & McLennan	36	6,829
Mastercard, Cl A	61	34,959
MetLife	38	3,653
Moody’s	12	5,741
Morgan Stanley	89	18,727
MSCI, Cl A	5	2,861
Nasdaq	35	3,297
Northern Trust	14	2,551
PayPal Holdings	69	3,948
PNC Financial Services Group	30	7,496
Principal Financial Group	16	1,819
Progressive	44	9,303
Prudential Financial	27	3,296
Raymond James Financial	13	2,288
Regions Financial	67	2,074
Robinhood Markets, Cl A *	58	5,021
S&P Global	22	9,062
State Street	19	3,499
Synchrony Financial	24	1,819
T Rowe Price Group	17	1,900
Travelers	16	5,990
Truist Financial	91	4,717
US Bancorp	119	7,498
Visa, Cl A	123	45,034
W R Berkley	20	1,451
Wells Fargo	227	19,624
Willis Towers Watson PLC	6	2,016
		595,770
Health Care — 9.1%
Abbott Laboratories	130	13,741
AbbVie	132	33,124
Agilent Technologies	19	2,629
Align Technology *	4	677
Amgen	40	15,406
Baxter International	34	890
Becton Dickinson	19	3,147
Biogen *	12	2,435

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Techne	14	$1,009
Boston Scientific *	110	5,140
Bristol-Myers Squibb	151	9,862
Cardinal Health	17	3,911
Cencora	15	4,670
Centene *	34	2,116
Charles River Laboratories International *	3	698
Cigna Group	19	5,302
Cooper *	14	1,013
CVS Health	96	10,025
Danaher	47	9,164
DaVita *	2	480
Dexcom *	32	2,670
Edwards Lifesciences *	44	3,787
Elevance Health	16	6,014
Eli Lilly	59	67,782
GE HealthCare Technologies	34	2,313
Gilead Sciences	92	11,979
HCA Healthcare	12	4,831
Henry Schein *	4	343
Humana	10	3,639
IDEXX Laboratories *	5	2,795
Incyte *	12	1,434
Insulet *	4	661
Intuitive Surgical *	27	9,540
IQVIA Holdings *	13	3,055
Johnson & Johnson	180	46,143
Labcorp Holdings	5	1,546
McKesson	10	8,562
Medtronic PLC	96	8,197
Merck	184	23,957
Mettler-Toledo International *	1	1,416
Moderna *	27	1,480
Pfizer	421	10,529
Quest Diagnostics	8	1,864
Regeneron Pharmaceuticals	7	5,338
ResMed	11	2,321
Revvity	7	788
Solventum *	11	940

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
STERIS PLC	6	$1,370
Stryker	27	8,794
Thermo Fisher Scientific	28	16,080
UnitedHealth Group	68	28,179
Universal Health Services, Cl B	3	505
Veeva Systems, Cl A *	13	2,649
Vertex Pharmaceuticals *	19	9,065
Viatris	85	1,493
Waters *	7	2,641
West Pharmaceutical Services	5	1,705
Zimmer Biomet Holdings	14	1,315
Zoetis, Cl A	34	2,628
		435,787
Industrials — 8.7%
3M	38	6,699
A O Smith	9	541
Allegion PLC	5	787
AMETEK	17	4,109
Automatic Data Processing	30	7,994
Axon Enterprise *	6	3,167
Boeing *	58	12,536
Broadridge Financial Solutions	9	1,386
Builders FirstSource *	5	332
Carrier Global	56	3,461
Caterpillar	34	27,704
CH Robinson Worldwide	10	1,477
Cintas	24	4,911
Comfort Systems USA	2	3,459
Copart *	68	1,980
CSX	139	7,006
Cummins	11	6,976
Deere	18	10,668
Delta Air Lines	50	4,372
Dover	11	2,251
DuPont de Nemours	11	1,507
Eaton PLC	30	12,456
EMCOR Group	3	2,392
Emerson Electric	42	6,293

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Equifax	10	$1,726
Expeditors International of Washington	10	1,679
Fastenal	86	4,103
FedEx	17	5,226
Fedex Freight Holding *	7	984
Fortive	20	1,184
GE Aerospace	79	28,446
GE Vernova	20	19,806
Generac Holdings *	4	788
General Dynamics	19	7,285
Honeywell Aerospace *	23	4,755
Honeywell International	23	5,590
Howmet Aerospace	30	8,468
Hubbell, Cl B	4	1,890
Huntington Ingalls Industries	2	653
IDEX	5	1,152
Illinois Tool Works	19	5,452
Ingersoll Rand	27	2,251
Jacobs Solutions	10	1,349
JB Hunt Transport Services	5	1,359
Johnson Controls International PLC	46	6,746
L3Harris Technologies	14	3,879
Leidos Holdings	10	1,156
Lennox International	2	832
Lockheed Martin	15	8,741
Masco	17	1,215
Nordson	3	893
Norfolk Southern	17	5,703
Northrop Grumman	11	5,967
Old Dominion Freight Line	14	2,970
Otis Worldwide	32	2,302
PACCAR	37	4,909
Parker-Hannifin	10	9,765
Paychex	23	2,687
Pentair PLC	15	982
Quanta Services	12	8,008
Republic Services, Cl A	16	3,369
Rockwell Automation	8	3,841
Rollins	21	797

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	101	$21,737
Snap-On	3	1,231
Southwest Airlines	36	1,619
Stanley Black & Decker	14	1,324
Textron	13	1,108
Trane Technologies PLC	16	7,279
TransDigm Group	4	5,018
Uber Technologies *	152	10,695
Union Pacific	45	13,146
United Airlines Holdings *	23	2,791
United Parcel Service, Cl B	55	5,732
United Rentals	4	4,317
Veralto	18	1,695
Verisk Analytics, Cl A	10	1,949
Vertiv Holdings, Cl A	29	7,006
Waste Management	28	6,343
Westinghouse Air Brake Technologies	13	3,781
WW Grainger	3	4,147
Xylem	18	2,106
		416,396
Information Technology — 36.3%
Accenture PLC, Cl A	46	7,632
Adobe *	30	7,512
Advanced Micro Devices *	121	57,614
Akamai Technologies *	11	1,267
Amphenol, Cl A	91	14,624
Analog Devices	36	13,227
Apple	1,093	337,639
Applied Materials	59	29,953
Arista Networks *	78	14,067
Autodesk *	15	3,513
Broadcom	353	137,416
Cadence Design Systems *	20	6,800
CDW	10	1,478
Ciena *	11	4,148
Cisco Systems	294	34,101
Cognizant Technology Solutions, Cl A	35	1,937
Coherent *	15	3,943

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Corning	57	$7,880
CrowdStrike Holdings, Cl A *	76	14,505
Datadog, Cl A *	24	6,431
Dell Technologies, Cl C	21	8,513
F5 *	4	1,610
Fair Isaac *	2	2,246
First Solar *	7	1,477
Flex *	28	3,185
Fortinet *	47	7,612
Gartner *	3	453
Gen Digital	45	1,235
GoDaddy, Cl A *	10	827
Hewlett Packard Enterprise	101	4,838
HP	69	1,882
Intel *	353	31,841
International Business Machines	70	15,656
Intuit	20	6,321
Jabil	7	2,205
Keysight Technologies *	13	4,148
KLA	98	17,916
Lam Research	92	26,958
Lumentum Holdings *	6	4,284
Marvell Technology	66	12,379
Microchip Technology	39	2,897
Micron Technology	84	69,135
Microsoft	554	257,455
Monolithic Power Systems	4	5,704
Motorola Solutions	13	5,665
NetApp	15	2,678
NVIDIA	1,802	361,752
ON Semiconductor *	30	2,448
Oracle	126	16,364
Palantir Technologies, Cl A *	172	21,166
Palo Alto Networks *	61	20,242
PTC *	9	1,235
Qnity Electronics	16	2,099
QUALCOMM	79	11,661
Roper Technologies	7	2,744
Salesforce	62	11,409

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SanDisk *	12	$14,578
Seagate Technology Holdings PLC	17	14,554
ServiceNow *	78	8,676
Skyworks Solutions	11	685
Super Micro Computer *	39	1,108
Synopsys *	15	5,831
Teledyne Technologies *	3	1,967
Teradyne	12	4,412
Texas Instruments	68	18,750
Trimble *	18	1,018
Tyler Technologies *	3	929
VeriSign	5	1,450
Western Digital	27	14,711
Workday, Cl A *	17	2,726
Zebra Technologies, Cl A *	3	881
		1,748,203
Materials — 1.8%
Air Products & Chemicals	17	5,013
Albemarle	10	1,176
Amcor PLC	32	1,436
Avery Dennison	5	849
Ball	20	1,298
CF Industries Holdings	11	1,377
Corteva	49	3,857
CRH PLC	51	4,846
Dow	56	1,696
Ecolab	18	4,997
Freeport-McMoRan	105	6,576
International Flavors & Fragrances	19	1,505
International Paper	39	1,592
Linde PLC	34	16,265
LyondellBasell Industries, Cl A	19	1,180
Martin Marietta Materials	4	2,101
Mosaic	22	487
Newmont	80	7,497
Nucor	17	4,374
Packaging Corp of America	6	1,475
PPG Industries	18	1,989

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	17	$5,794
Smurfit WestRock PLC	39	1,793
Steel Dynamics	11	2,764
Vulcan Materials	11	2,954
		84,891
Real Estate — 1.8%
Alexandria Real Estate Equities ‡	11	566
American Tower ‡	35	6,068
AvalonBay Communities ‡	11	2,042
BXP ‡	14	982
Camden Property Trust ‡	6	665
CBRE Group, Cl A *	21	3,083
CoStar Group *	28	805
Crown Castle ‡	33	2,518
Digital Realty Trust ‡	24	4,524
Equinix ‡	7	7,135
Equity Residential ‡	24	1,595
Essex Property Trust ‡	4	1,137
Extra Space Storage ‡	16	2,369
Federal Realty Investment Trust ‡	5	620
Healthpeak Properties ‡	51	1,113
Host Hotels & Resorts ‡	53	1,332
Invitation Homes ‡	39	1,159
Iron Mountain ‡	21	2,569
Kimco Realty ‡	50	1,274
Mid-America Apartment Communities ‡	9	1,191
ProLogis ‡	69	9,978
Public Storage ‡	13	4,214
Realty Income ‡	69	4,407
Regency Centers ‡	15	1,204
SBA Communications, Cl A ‡	7	1,267
Simon Property Group ‡	23	5,275
UDR ‡	21	801
Ventas ‡	36	3,366
VICI Properties, Cl A ‡	83	2,187
Welltower ‡	52	12,191
Weyerhaeuser ‡	52	1,302
		88,939

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.1%
AES	47	$690
Alliant Energy	19	1,345
Ameren	19	2,083
American Electric Power	40	5,114
American Water Works	16	2,147
Atmos Energy	13	2,246
CenterPoint Energy	50	2,102
CMS Energy	21	1,512
Consolidated Edison	28	3,048
Constellation Energy	23	6,043
Dominion Energy	66	4,565
DTE Energy	16	2,270
Duke Energy	57	7,149
Edison International	29	2,128
Entergy	34	3,659
Evergy	17	1,411
Eversource Energy	28	2,004
Exelon	79	3,620
FirstEnergy	36	1,739
NextEra Energy	156	13,560
NiSource	37	1,644
NRG Energy	16	2,149
PG&E	168	2,920
Pinnacle West Capital	10	1,010
PPL	53	1,866
Public Service Enterprise Group	36	2,760
Sempra	50	4,427
Southern	84	7,941
Vistra	23	3,408
WEC Energy Group	23	2,517
Xcel Energy	48	3,754
		102,831
TOTAL UNITED STATES		4,781,106
TOTAL COMMON STOCK (Cost $3,762,777)		4,789,551

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Tail Risk ETF

Value
PURCHASED OPTIONS — 0.3% (Cost $37,416)	$16,004
TOTAL INVESTMENTS — 99.9% (Cost $3,800,193)	$4,805,555

Percentages are based on Net Assets of $4,809,158.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.3%
Put Options
Mini-SPX Index	13	$973,661	$675.00	9/18/2026	$3,354
S&P 500 Index	5	3,744,860	6,750.00	9/18/2026	12,650
Total Purchased Options		$4,718,521			$16,004

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK(A) — 99.2%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	14	$3,208

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	16	3,291

UNITED STATES — 99.0%
Communication Services — 9.8%
Alphabet, Cl A	323	115,030
Alphabet, Cl C	260	92,729
AppLovin, Cl A *	15	5,939
AT&T	380	8,835
Charter Communications, Cl A *	5	725
Comcast, Cl A	193	4,624
EchoStar, Cl A *	7	589
Electronic Arts	13	2,728
Fox, Cl A	12	699
Fox, Cl B	6	312
Live Nation Entertainment *	9	1,567
Meta Platforms, Cl A	121	67,362
Netflix *	231	16,565
News, Cl A	22	606
News, Cl B	7	219
Omnicom Group	15	1,181
Paramount Skydance, Cl B	18	143
Take-Two Interactive Software *	10	2,429
TKO Group Holdings, Cl A	3	545
T-Mobile US	25	4,318
Trade Desk, Cl A *	26	469
Verizon Communications	229	10,719
Walt Disney	95	9,138
Warner Bros Discovery *	134	3,524
		350,995
Consumer Discretionary — 9.3%
Airbnb, Cl A *	24	3,636
Amazon.com *	538	146,110

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv PLC *	11	$621
AutoZone *	1	3,016
Best Buy	13	1,121
Booking Holdings	42	8,102
Carnival	67	1,863
Carvana, Cl A *	38	2,370
Chipotle Mexican Grill, Cl A *	68	2,531
Darden Restaurants	6	1,221
Deckers Outdoor *	8	775
Domino’s Pizza	2	695
DoorDash, Cl A *	21	4,119
DR Horton	14	2,003
eBay	24	2,736
Expedia Group	6	1,768
Ford Motor	212	3,112
Garmin	10	2,938
General Motors	51	4,532
Genuine Parts	9	1,119
Hasbro	6	564
Hilton Worldwide Holdings	13	4,166
Home Depot	55	18,258
Las Vegas Sands	17	831
Lennar, Cl A	13	1,071
Lowe’s	30	6,234
Lululemon Athletica *	6	713
Marriott International, Cl A	12	4,474
McDonald’s	39	10,555
MGM Resorts International *	12	535
NIKE, Cl B	65	2,711
Norwegian Cruise Line Holdings *	26	482
O’Reilly Automotive *	45	4,021
PulteGroup	10	1,265
Ralph Lauren, Cl A	2	761
Ross Stores	17	4,268
Royal Caribbean Cruises	13	4,138
Starbucks	62	6,526
Tapestry	12	1,828
Tesla *	155	48,238
TJX	61	9,598

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tractor Supply	31	$954
Ulta Beauty *	2	1,026
Williams-Sonoma	6	1,372
Wynn Resorts	4	397
Yum! Brands	16	2,453
		331,827
Consumer Staples — 4.6%
Altria Group	91	6,218
Archer-Daniels-Midland	25	1,982
Brown-Forman, Cl B	10	287
Bunge Global	8	850
Casey’s General Stores	2	1,742
Church & Dwight	14	1,383
Clorox	8	764
Coca-Cola	212	18,569
Colgate-Palmolive	43	3,926
Constellation Brands, Cl A	9	1,172
Costco Wholesale	24	22,845
Dollar General	12	1,525
Dollar Tree *	11	1,399
Estee Lauder, Cl A	14	1,175
General Mills	31	1,108
Hershey	9	1,575
Hormel Foods	16	400
J M Smucker	6	716
Kenvue	112	2,155
Keurig Dr Pepper	72	2,241
Kimberly-Clark	19	2,077
Kraft Heinz	50	1,293
Kroger	30	1,732
McCormick	15	763
Molson Coors Beverage, Cl B	10	416
Mondelez International, Cl A	69	4,299
Monster Beverage *	39	3,759
PepsiCo	75	10,467
Philip Morris International	86	16,411
Procter & Gamble	128	18,495
Sysco	28	2,387

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Target	25	$3,612
Tyson Foods, Cl A	17	985
Walmart	242	26,910
		165,638
Energy — 3.3%
APA	20	746
Baker Hughes, Cl A	53	3,206
Chevron	103	20,273
ConocoPhillips	66	7,952
Devon Energy	67	3,024
Diamondback Energy	11	2,232
EOG Resources	29	4,312
EQT	37	1,972
Expand Energy	14	1,316
ExxonMobil Holdings	229	35,596
Halliburton	50	1,612
Kinder Morgan	106	3,411
Marathon Petroleum	16	5,064
Occidental Petroleum	42	2,397
ONEOK	34	3,088
Phillips 66	22	4,657
SLB	81	4,017
Targa Resources	12	3,244
Texas Pacific Land	3	1,208
Valero Energy	16	5,006
Williams	66	4,722
		119,055
Financials — 12.4%
Aflac	26	3,314
Allstate	14	3,697
American Express	29	9,751
American International Group	29	2,279
Ameriprise Financial	5	2,729
Aon PLC, Cl A	12	4,327
Apollo Global Management	25	3,140
Arch Capital Group *	19	1,910
Ares Management, Cl A	11	1,409

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Arthur J Gallagher	14	$3,492
Assurant	3	838
Bank of America	359	22,240
Bank of New York Mellon	37	5,784
Berkshire Hathaway, Cl B *	101	51,666
Blackrock	8	8,723
Blackstone	40	5,110
Block, Cl A *	28	2,275
Brown & Brown	17	1,197
Capital One Financial	34	7,106
CBOE Global Markets	5	1,551
Charles Schwab	89	9,366
Chubb	20	7,014
Cincinnati Financial	9	1,599
Citigroup	93	12,318
Citizens Financial Group	25	1,791
CME Group, Cl A	21	5,624
Coinbase Global, Cl A *	13	1,901
Corpay *	3	1,146
Erie Indemnity, Cl A	1	242
Everest Group	2	748
FactSet Research Systems	2	526
Fidelity National Information Services	30	1,343
Fifth Third Bancorp	52	2,938
Fiserv *	31	1,672
Franklin Resources	17	576
Global Payments	14	1,177
Globe Life	4	729
Goldman Sachs Group	16	16,294
Hartford Insurance Group	16	2,271
Huntington Bancshares	105	1,789
Interactive Brokers Group, Cl A	26	2,288
Intercontinental Exchange	30	4,574
Invesco	26	770
Jack Henry & Associates	4	616
JPMorgan Chase	147	51,713
KeyCorp	54	1,220
KKR	38	3,854
Loews	10	1,160

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
M&T Bank	9	$2,217
Marsh & McLennan	26	4,932
Mastercard, Cl A	44	25,216
MetLife	29	2,788
Moody’s	8	3,827
Morgan Stanley	66	13,888
MSCI, Cl A	4	2,289
Nasdaq	24	2,261
Northern Trust	10	1,822
PayPal Holdings	47	2,689
PNC Financial Services Group	23	5,747
Principal Financial Group	12	1,364
Progressive	32	6,765
Prudential Financial	20	2,442
Raymond James Financial	9	1,584
Regions Financial	51	1,578
Robinhood Markets, Cl A *	43	3,722
S&P Global	16	6,591
State Street	16	2,947
Synchrony Financial	17	1,288
T Rowe Price Group	13	1,453
Travelers	12	4,492
Truist Financial	67	3,473
US Bancorp	85	5,356
Visa, Cl A	91	33,318
W R Berkley	17	1,233
Wells Fargo	168	14,524
Willis Towers Watson PLC	5	1,680
		441,283
Health Care — 9.0%
Abbott Laboratories	95	10,042
AbbVie	97	24,341
Agilent Technologies	15	2,076
Align Technology *	3	508
Amgen	29	11,170
Baxter International	29	759
Becton Dickinson	15	2,484
Biogen *	9	1,827

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bio-Techne	9	$649
Boston Scientific *	80	3,738
Bristol-Myers Squibb	112	7,315
Cardinal Health	13	2,990
Cencora	11	3,425
Centene *	28	1,742
Charles River Laboratories International *	2	465
Cigna Group	14	3,907
Cooper *	13	940
CVS Health	69	7,206
Danaher	35	6,824
DaVita *	1	240
Dexcom *	23	1,919
Edwards Lifesciences *	31	2,668
Elevance Health	12	4,510
Eli Lilly	43	49,400
GE HealthCare Technologies	27	1,837
Gilead Sciences	68	8,854
HCA Healthcare	9	3,623
Henry Schein *	6	515
Humana	7	2,547
IDEXX Laboratories *	4	2,236
Incyte *	10	1,195
Insulet *	4	661
Intuitive Surgical *	19	6,713
IQVIA Holdings *	9	2,115
Johnson & Johnson	132	33,838
Labcorp Holdings	4	1,237
McKesson	7	5,993
Medtronic PLC	70	5,977
Merck	135	17,577
Mettler-Toledo International *	1	1,416
Moderna *	20	1,097
Pfizer	312	7,803
Quest Diagnostics	6	1,398
Regeneron Pharmaceuticals	5	3,813
ResMed	9	1,899
Revvity	6	675
Solventum *	10	855

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
STERIS PLC	5	$1,142
Stryker	19	6,188
Thermo Fisher Scientific	21	12,060
UnitedHealth Group	50	20,720
Universal Health Services, Cl B	3	505
Veeva Systems, Cl A *	9	1,834
Vertex Pharmaceuticals *	14	6,679
Viatris	62	1,089
Waters *	5	1,887
West Pharmaceutical Services	4	1,364
Zimmer Biomet Holdings	12	1,127
Zoetis, Cl A	24	1,855
		321,469
Industrials — 8.6%
3M	28	4,936
A O Smith	4	241
Allegion PLC	4	630
AMETEK	12	2,901
Automatic Data Processing	22	5,862
Axon Enterprise *	4	2,111
Boeing *	43	9,294
Broadridge Financial Solutions	6	924
Builders FirstSource *	6	399
Carrier Global	42	2,596
Caterpillar	25	20,370
CH Robinson Worldwide	6	886
Cintas	18	3,683
Comfort Systems USA	2	3,459
Copart *	52	1,514
CSX	101	5,090
Cummins	8	5,074
Deere	14	8,297
Delta Air Lines	35	3,060
Dover	8	1,637
DuPont de Nemours	8	1,096
Eaton PLC	22	9,134
EMCOR Group	2	1,595
Emerson Electric	30	4,495

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Equifax	8	$1,381
Expeditors International of Washington	7	1,175
Fastenal	62	2,958
FedEx	12	3,689
Fedex Freight Holding *	6	843
Fortive	19	1,125
GE Aerospace	57	20,524
GE Vernova	15	14,854
Generac Holdings *	3	591
General Dynamics	14	5,368
Honeywell Aerospace *	17	3,515
Honeywell International	17	4,132
Howmet Aerospace	22	6,210
Hubbell, Cl B	3	1,418
Huntington Ingalls Industries	2	653
IDEX	4	922
Illinois Tool Works	14	4,017
Ingersoll Rand	22	1,834
Jacobs Solutions	7	945
JB Hunt Transport Services	4	1,087
Johnson Controls International PLC	34	4,986
L3Harris Technologies	11	3,048
Leidos Holdings	8	925
Lennox International	2	832
Lockheed Martin	11	6,410
Masco	12	858
Nordson	3	893
Norfolk Southern	12	4,026
Northrop Grumman	8	4,340
Old Dominion Freight Line	11	2,334
Otis Worldwide	23	1,655
PACCAR	28	3,715
Parker-Hannifin	7	6,836
Paychex	17	1,986
Pentair PLC	10	654
Quanta Services	8	5,339
Republic Services, Cl A	11	2,316
Rockwell Automation	6	2,880
Rollins	17	645

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
RTX	74	$15,926
Snap-On	3	1,231
Southwest Airlines	26	1,169
Stanley Black & Decker	9	851
Textron	10	853
Trane Technologies PLC	12	5,459
TransDigm Group	3	3,763
Uber Technologies *	112	7,880
Union Pacific	33	9,640
United Airlines Holdings *	17	2,063
United Parcel Service, Cl B	40	4,169
United Rentals	3	3,238
Veralto	14	1,318
Verisk Analytics, Cl A	7	1,364
Vertiv Holdings, Cl A	22	5,315
Waste Management	21	4,758
Westinghouse Air Brake Technologies	10	2,909
WW Grainger	2	2,764
Xylem	14	1,638
		307,511
Information Technology — 36.1%
Accenture PLC, Cl A	34	5,641
Adobe *	22	5,509
Advanced Micro Devices *	90	42,853
Akamai Technologies *	9	1,037
Amphenol, Cl A	67	10,767
Analog Devices	27	9,920
Apple	808	249,599
Applied Materials	43	21,830
Arista Networks *	56	10,100
Autodesk *	12	2,810
Broadcom	260	101,213
Cadence Design Systems *	15	5,100
CDW	8	1,182
Ciena *	8	3,016
Cisco Systems	218	25,286
Cognizant Technology Solutions, Cl A	28	1,550
Coherent *	11	2,892

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Corning	43	$5,945
CrowdStrike Holdings, Cl A *	56	10,688
Datadog, Cl A *	18	4,823
Dell Technologies, Cl C	16	6,486
F5 *	3	1,208
Fair Isaac *	1	1,123
First Solar *	6	1,266
Flex *	20	2,275
Fortinet *	34	5,506
Gartner *	4	604
Gen Digital	32	878
GoDaddy, Cl A *	9	745
Hewlett Packard Enterprise	72	3,449
HP	55	1,500
Intel *	260	23,452
International Business Machines	52	11,630
Intuit	15	4,741
Jabil	5	1,575
Keysight Technologies *	10	3,191
KLA	72	13,163
Lam Research	68	19,925
Lumentum Holdings *	4	2,856
Marvell Technology	48	9,003
Microchip Technology	31	2,303
Micron Technology	62	51,028
Microsoft	409	190,070
Monolithic Power Systems	3	4,278
Motorola Solutions	9	3,922
NetApp	12	2,142
NVIDIA	1,332	267,399
ON Semiconductor *	21	1,714
Oracle	93	12,078
Palantir Technologies, Cl A *	126	15,506
Palo Alto Networks *	44	14,601
PTC *	7	960
Qnity Electronics	12	1,574
QUALCOMM	57	8,414
Roper Technologies	5	1,960
Salesforce	44	8,097

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
SanDisk *	8	$9,719
Seagate Technology Holdings PLC	12	10,274
ServiceNow *	56	6,229
Skyworks Solutions	9	561
Super Micro Computer *	29	824
Synopsys *	11	4,276
Teledyne Technologies *	2	1,311
Teradyne	9	3,309
Texas Instruments	50	13,787
Trimble *	14	792
Tyler Technologies *	2	619
VeriSign	4	1,160
Western Digital	19	10,352
Workday, Cl A *	11	1,764
Zebra Technologies, Cl A *	3	881
		1,288,241
Materials — 1.8%
Air Products & Chemicals	12	3,539
Albemarle	7	823
Amcor PLC	22	987
Avery Dennison	4	679
Ball	13	844
CF Industries Holdings	9	1,127
Corteva	36	2,834
CRH PLC	36	3,420
Dow	41	1,242
Ecolab	14	3,887
Freeport-McMoRan	78	4,885
International Flavors & Fragrances	16	1,268
International Paper	31	1,266
Linde PLC	25	11,959
LyondellBasell Industries, Cl A	16	993
Martin Marietta Materials	3	1,575
Mosaic	18	398
Newmont	59	5,529
Nucor	13	3,345
Packaging Corp of America	5	1,229
PPG Industries	13	1,437

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	13	$4,431
Smurfit WestRock PLC	30	1,379
Steel Dynamics	8	2,010
Vulcan Materials	8	2,149
		63,235
Real Estate — 1.9%
Alexandria Real Estate Equities ‡	7	360
American Tower ‡	25	4,334
AvalonBay Communities ‡	8	1,485
BXP ‡	9	631
Camden Property Trust ‡	6	665
CBRE Group, Cl A *	17	2,496
CoStar Group *	25	719
Crown Castle ‡	26	1,984
Digital Realty Trust ‡	19	3,582
Equinix ‡	5	5,096
Equity Residential ‡	20	1,329
Essex Property Trust ‡	3	852
Extra Space Storage ‡	11	1,629
Federal Realty Investment Trust ‡	4	496
Healthpeak Properties ‡	40	873
Host Hotels & Resorts ‡	37	930
Invitation Homes ‡	32	951
Iron Mountain ‡	17	2,079
Kimco Realty ‡	39	994
Mid-America Apartment Communities ‡	6	794
ProLogis ‡	51	7,375
Public Storage ‡	9	2,918
Realty Income ‡	50	3,194
Regency Centers ‡	10	803
SBA Communications, Cl A ‡	6	1,086
Simon Property Group ‡	17	3,899
UDR ‡	17	649
Ventas ‡	26	2,431
VICI Properties, Cl A ‡	63	1,660
Welltower ‡	39	9,143
Weyerhaeuser ‡	42	1,051
		66,488

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 2.2%
AES	50	$734
Alliant Energy	15	1,062
Ameren	15	1,644
American Electric Power	30	3,835
American Water Works	12	1,610
Atmos Energy	10	1,728
CenterPoint Energy	38	1,598
CMS Energy	17	1,224
Consolidated Edison	22	2,395
Constellation Energy	17	4,467
Dominion Energy	47	3,251
DTE Energy	12	1,702
Duke Energy	42	5,268
Edison International	23	1,688
Entergy	26	2,798
Evergy	14	1,162
Eversource Energy	22	1,575
Exelon	59	2,703
FirstEnergy	30	1,449
NextEra Energy	114	9,909
NiSource	28	1,244
NRG Energy	12	1,611
PG&E	128	2,225
Pinnacle West Capital	7	707
PPL	43	1,514
Public Service Enterprise Group	29	2,224
Sempra	36	3,188
Southern	62	5,861
Vistra	18	2,667
WEC Energy Group	17	1,860
Xcel Energy	35	2,737
		77,640
TOTAL UNITED STATES		3,533,382
TOTAL COMMON STOCK (Cost $2,776,632)		3,539,881

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

Value
PURCHASED OPTIONS — 0.7% (Cost $49,148)	$26,066
TOTAL INVESTMENTS — 99.9% (Cost $2,825,780)	$3,565,947

WRITTEN OPTIONS — (0.0)% (Premiums Received $(7,806))	$(934)

Percentages are based on Net Assets of $3,567,898.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.7%
Put Options
Mini-SPX Index	7	$524,279	$748.97	9/19/2026	$3,906
S&P 500 Index	4	2,995,888	7,489.72	9/19/2026	22,160

Total Purchased Options		$3,520,167			$26,066
WRITTEN OPTIONS — 0.0%
Call Options
Mini-SPX Index	(7)	$(524,279)	$748.97	9/19/2026	$(144)
S&P 500 Index	(4)	(2,995,888)	7,489.72	9/19/2026	(790)

Total Written Options		$(3,520,167)			$(934)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,539,881.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,539,881	$—	$—	$3,539,881
Purchased Options	26,066	—	—	26,066
Total Investments in Securities	$3,565,947	$—	$—	$3,565,947

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(934)	$—	$—	$(934)
Total Other Financial Instruments	$(934)	$—	$—	$(934)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 12.3%
Materials — 12.3%
IGO *	84,784	$409,096
Lynas Rare Earths *	118,983	1,177,470
PLS Group *	447,629	1,304,729
Rio Tinto PLC	19,342	1,867,356

TOTAL AUSTRALIA		4,758,651
CANADA — 3.5%
Materials — 3.5%
HudBay Minerals	54,784	1,242,242
Lithium Americas *	46,160	131,947

TOTAL CANADA		1,374,189
CHILE — 4.7%
Materials — 4.7%
Antofagasta PLC	37,150	1,827,303

CHINA — 29.2%
Industrials — 10.1%
Eve Energy, Cl A	164,600	1,322,474
Fangda Carbon New Material, Cl A	361,600	277,355
GEM, Cl A	657,800	652,599
Guizhou Zhenhua E-chem, Cl A *	63,162	97,174
Minmetals New Energy Materia, Cl A	139,207	157,070
XTC New Energy Materials Xiamen, Cl A	36,024	245,853
Zhejiang Huayou Cobalt, Cl A	195,030	1,152,552
		3,905,077
Materials — 19.1%
China Northern Rare Earth Group High-Tech, Cl A	241,300	1,418,487
China Rare Earth Resources And Technology, Cl A	102,700	727,206
Jiangxi Black Cat Carbon Black, Cl A *	91,400	103,399
MMG *	565,020	604,535
Nanjing Hanrui Cobalt, Cl A	44,200	222,394
Shenghe Resources Holding, Cl A	249,100	763,522
Sinofibers Technology, Cl A	42,700	154,401

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sinomine Resource Group, Cl A	103,700	$722,617
Weihai Guangwei Composites, Cl A	119,560	458,702
Western Mining, Cl A	216,600	1,232,876
Xiangtan Electrochemical Scientific, Cl A	60,700	110,913
Youngy, Cl A	26,800	244,134
Yunnan Chihong Zinc & Germanium, Cl A	424,500	575,144
Zhongfu Shenying Carbon Fiber, Cl A	14,570	83,255
		7,421,585
TOTAL CHINA		11,326,662
FRANCE — 0.8%
Industrials — 0.5%
Mersen	4,553	195,080

Materials — 0.3%
Eramet *	2,172	107,756

TOTAL FRANCE		302,836
INDONESIA — 0.4%
Materials — 0.4%
Nickel Industries *	286,658	164,088

JAPAN — 4.6%
Industrials — 0.3%
Nippon Carbon	4,293	127,664

Materials — 4.3%
Sumitomo Metal Mining	27,348	1,405,831
Tokai Carbon	27,040	261,102
		1,666,933
TOTAL JAPAN		1,794,597
MEXICO — 9.9%
Materials — 9.9%
Grupo Mexico, Cl B	163,105	1,952,703
Southern Copper	10,400	1,900,184

TOTAL MEXICO		3,852,887

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 17.3%
Materials — 17.3%
African Rainbow Minerals	12,857	$131,543
Anglo American PLC	41,599	2,089,803
Impala Platinum Holdings	116,376	1,262,672
Northam Platinum Holdings	52,384	747,373
Sibanye Stillwater	405,527	879,106
Sylvania Platinum	104,562	103,707
Valterra Platinum Limited	19,697	1,475,390

TOTAL SOUTH AFRICA		6,689,594
SWEDEN — 3.4%
Materials — 3.4%
Boliden	26,249	1,311,900

UNITED STATES — 13.8%
Industrials — 3.2%
GrafTech International *	22,144	148,808
Hexcel	10,793	1,111,139
		1,259,947
Materials — 10.6%
Albemarle	10,353	1,217,927
American Battery Technology *	41,697	87,147
Freeport-McMoRan	30,961	1,939,087
MP Materials *	20,586	851,643
		4,095,804
TOTAL UNITED STATES		5,355,751
TOTAL COMMON STOCK (Cost $42,026,306)		38,758,458
TOTAL INVESTMENTS — 99.9% (Cost $42,026,306)		$38,758,458

Percentages are based on Net Assets of $38,791,690.

*	Non-income producing security.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Rare Earth & Critical Materials ETF

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA — 0.0%
Health Care — 0.0%
Benitec Biopharma *	10,191	$119,337

AUSTRIA — 0.0%
Materials — 0.0%
Critical Metals *	32,441	178,101

BAHAMAS — 0.1%
Consumer Discretionary — 0.1%
OneSpaWorld Holdings	48,045	1,237,639

BELGIUM — 0.0%
Materials — 0.0%
Titan America SA	11,998	185,729

BERMUDA — 0.3%
Energy — 0.0%
Teekay	26,783	312,022

Financials — 0.3%
Bank of NT Butterfield & Son	19,369	1,187,126
Hamilton Insurance Group, Cl B	22,234	799,535
Marex Group PLC	29,810	1,935,265
		3,921,926
Industrials — 0.0%
Himalaya Shipping	14,154	222,359

TOTAL BERMUDA		4,456,307
BRAZIL — 0.1%
Financials — 0.1%
Pagseguro Digital, Cl A	79,723	768,530
StoneCo, Cl A	111,191	1,264,797

TOTAL BRAZIL		2,033,327

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
CAMEROON — 0.2%
Energy — 0.2%
Golar LNG	47,084	$2,314,179

CANADA — 1.1%
Energy — 0.1%
Encore Energy *	93,160	101,545
Kolibri Global Energy *	14,063	72,987
Teekay Tankers, Cl A	11,779	934,899
		1,109,431
Financials — 0.0%
Kingsway Financial Services *	10,349	92,209

Health Care — 0.3%
Aurinia Pharmaceuticals *	57,015	848,383
Bright Minds Biosciences *	3,553	260,293
Fennec Pharmaceuticals *	13,889	132,918
Xenon Pharmaceuticals *	46,997	2,945,302
		4,186,896
Industrials — 0.0%
Brookfield Business, Cl A	33,465	991,568

Information Technology — 0.2%
Canadian Solar *(A)	23,422	353,204
D-Wave Quantum *	176,903	3,198,406
ZenaTech *	20,672	26,460
		3,578,070
Materials — 0.3%
Elemental Royalty	16,987	266,186
McEwen *	25,031	432,786
Novagold Resources *	166,943	973,278
SSR Mining *	105,720	2,708,546
US Goldmining *	1,448	11,063
Vox Royalty	29,681	129,112
		4,520,971

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.0%
Real Brokerage *(A)	74,503	$119,205

Utilities — 0.2%
Brookfield Infrastructure, Cl A	60,487	2,558,600

TOTAL CANADA		17,156,950
CAYMAN ISLANDS — 0.1%
Financials — 0.1%
Accelerant Holdings, Cl A *	29,257	347,573
Patria Investments, Cl A	31,207	337,660
Webull *	160,961	1,136,385

TOTAL CAYMAN ISLANDS		1,821,618
CHINA — 0.2%
Communication Services — 0.0%
GD Culture Group *	1	2

Financials — 0.0%
Chaince Digital Holdings *	31,845	88,847

Health Care — 0.0%
Connect Biopharma Holdings *	7,144	14,431

Information Technology — 0.2%
ACM Research, Cl A *	25,825	2,026,488
indie Semiconductor, Cl A *(A)	102,411	330,787
		2,357,275
TOTAL CHINA		2,460,555
COSTA RICA — 0.1%
Health Care — 0.1%
Establishment Labs Holdings *	12,976	1,200,799

GERMANY — 0.0%
Materials — 0.0%
Orion	26,805	180,934

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
GHANA — 0.0%
Energy — 0.0%
Kosmos Energy *	284,223	$764,560

GIBRALTAR — 0.0%
Consumer Staples — 0.0%
Forafric Global PLC *	2,673	28,628

GUERNSEY — 0.1%
Consumer Discretionary — 0.1%
Super Group SGHC	78,589	1,100,246

IRELAND — 0.1%
Energy — 0.0%
Ardmore Shipping	17,105	297,456

Health Care — 0.0%
Prothena PLC *	21,233	172,412

Industrials — 0.1%
Cimpress PLC *	8,177	807,070

TOTAL IRELAND		1,276,938
ISLE OF MAN — 0.0%
Materials — 0.0%
Lifezone Metals *	18,604	63,068

ISRAEL — 0.1%
Communication Services — 0.1%
Nexxen International *	14,477	148,824
Taboola.com *	60,731	304,262
		453,086
Consumer Staples — 0.0%
Oddity Tech, Cl A *	19,188	272,086

Health Care — 0.0%
MediWound *	4,895	69,117

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Oramed Pharmaceuticals	16,237	$66,085
		135,202
TOTAL ISRAEL		860,374
ITALY — 0.0%
Consumer Discretionary — 0.0%
Ermenegildo Zegna (A)	21,778	320,354

JAPAN — 0.0%
Information Technology — 0.0%
Toyo *	3,874	19,951

JERSEY — 0.0%
Communication Services — 0.0%
WeShop Holdings, Cl A *	691	3,379

MEXICO — 0.1%
Consumer Discretionary — 0.1%
Dauch *	113,406	640,744

Energy — 0.0%
Borr Drilling *	114,084	459,758

TOTAL MEXICO		1,100,502
MONACO — 0.2%
Energy — 0.1%
Scorpio Tankers	22,301	1,736,356

Industrials — 0.1%
Costamare	21,549	335,733
Costamare Bulkers Holding *	4,065	79,511
Safe Bulkers	26,402	206,200
		621,444
TOTAL MONACO		2,357,800

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
NORWAY — 0.2%
Energy — 0.2%
FLEX LNG	15,188	$474,017
Seadrill *	30,479	1,366,678
SFL, Cl B	59,390	732,873
		2,573,568
Information Technology — 0.0%
T1 Energy *	85,827	357,899

TOTAL NORWAY		2,931,467
PANAMA — 0.1%
Financials — 0.1%
Bladex Inc	14,190	830,825

PUERTO RICO — 0.4%
Communication Services — 0.1%
Liberty Latin America, Cl A *	14,678	119,626
Liberty Latin America, Cl C *	62,178	501,776
		621,402
Financials — 0.3%
EVERTEC	29,851	908,664
First BanCorp	74,898	2,166,799
OFG Bancorp	20,601	1,088,969
		4,164,432
Information Technology — 0.0%
Unusual Machines *	21,880	462,981

TOTAL PUERTO RICO		5,248,815
SINGAPORE — 0.2%
Communication Services — 0.0%
Grindr *	12,569	217,947

Information Technology — 0.2%
Kulicke & Soffa Industries	24,847	2,216,352

TOTAL SINGAPORE		2,434,299

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 0.0%
Materials — 0.0%
Caledonia Mining PLC	8,048	$148,003

SOUTH KOREA — 0.0%
Communication Services — 0.0%
Webtoon Entertainment *	10,183	92,869

Health Care — 0.0%
Artiva Biotherapeutics *	2,230	22,523

TOTAL SOUTH KOREA		115,392
SWITZERLAND — 0.3%
Consumer Discretionary — 0.2%
Garrett Motion	83,613	2,604,545

Health Care — 0.1%
ADC Therapeutics *	51,103	53,658
CRISPR Therapeutics *	44,639	2,142,226
		2,195,884
Industrials — 0.0%
Aebi Schmidt	17,959	231,491

TOTAL SWITZERLAND		5,031,920
THAILAND — 0.0%
Energy — 0.0%
BKV *	15,514	379,473

UNITED KINGDOM — 0.1%
Consumer Discretionary — 0.1%
Genius Sports *	113,857	789,029

Financials — 0.0%
Pelagos Insurance Capital Ltd	21,003	531,166

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.0%
Zura Bio, Cl A *	28,064	$152,387

Industrials — 0.0%
Luxfer Holdings PLC	12,889	219,500

TOTAL UNITED KINGDOM		1,692,082
UNITED STATES — 95.6%
Communication Services — 2.3%
Advantage Solutions *	2,090	82,012
AMC Entertainment Holdings, Cl A *	297,612	839,266
AMC Networks, Cl A *	15,171	169,915
Angi, Cl A *	14,059	79,715
Anterix *	5,499	511,517
Atlanta Braves Holdings, Cl A *	3,218	175,091
Atlanta Braves Holdings, Cl C *	23,835	1,211,533
ATN International	4,858	115,669
Bandwidth, Cl A *	14,184	555,162
Boston Omaha, Cl A *	10,524	149,230
Bumble, Cl A *	48,415	137,983
Cable One *	2,506	100,215
Cargurus, Cl A *	36,078	1,307,467
Cars.com *	21,756	257,809
Cinemark Holdings	51,025	1,867,005
Clear Channel Outdoor Holdings, Cl A *	187,333	453,346
Cogent Communications Holdings	23,558	318,033
CuriosityStream	20,013	48,832
DoubleVerify Holdings *	67,584	760,320
Entravision Communications, Cl A	30,563	342,917
EverQuote, Cl A *	13,496	340,369
EW Scripps, Cl A *	27,601	77,559
fuboTV, Cl A *(A)	13,801	122,139
Gogo *	38,314	160,153
Gray Television	42,412	171,344
Ibotta, Cl A *	4,761	114,264
IDT, Cl B	7,923	521,809
iHeartMedia, Cl A *	58,883	211,390
IMAX *	22,033	1,054,059
John Wiley & Sons, Cl A	18,912	987,206
Lee Enterprises *	3,136	24,241

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Liberty Capital *	1,610	$38,060
Liberty Capital, Cl C *	16,061	372,133
Lionsgate Studios Corp. *	95,248	1,264,893
Lumen Technologies *	465,840	2,972,059
Madison Square Garden Entertainment, Cl A *	19,079	1,474,044
Magnite *	69,141	1,334,421
Marcus	10,814	314,687
MediaAlpha, Cl A *	14,725	182,295
MNTN, Cl A *	22,306	205,661
National CineMedia	31,856	127,743
Newsmax Inc, Cl B *	22,989	177,245
Nextdoor Holdings *	112,057	248,767
Optimum Communications Inc, Cl A *	127,344	97,062
Playtika Holding	27,048	107,922
PubMatic, Cl A *	18,645	234,927
QuinStreet *	26,385	408,967
Reservoir Media *	9,355	95,795
Rumble *(A)	53,973	315,202
Scholastic	7,299	296,704
Shenandoah Telecommunications	24,057	288,443
Shutterstock	12,418	67,057
Sinclair	20,187	277,369
Sphere Entertainment *	13,278	1,902,073
Spok Holdings	10,025	109,272
Stagwell, Cl A *	50,053	422,948
Starz Entertainment Corp *	5,747	149,537
Stubhub Holdings, Cl A *	106,929	902,481
Techtarget *	14,621	65,648
Telephone and Data Systems	48,022	1,612,579
TripAdvisor *	54,709	774,953
Trump Media & Technology Group *	78,138	770,441
Uniti Group *	81,869	795,767
USA Today Co *	65,708	571,003
Yelp, Cl A *	25,651	677,956
Ziff Davis *	16,701	886,489
ZipRecruiter, Cl A *	31,262	123,172
ZoomInfo Technologies, Cl A *	117,889	389,034
		34,322,379

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 8.9%
1-800-Flowers.com, Cl A *	10,823	$42,210
1stdibs.com *	11,427	48,336
Abercrombie & Fitch, Cl A *	21,389	2,129,061
Academy Sports & Outdoors	31,256	1,483,097
Accel Entertainment, Cl A *	24,838	298,553
Acushnet Holdings	13,403	1,357,322
Adient PLC *	37,908	797,584
Advance Auto Parts	29,458	1,636,097
American Eagle Outfitters	76,121	1,307,759
American Public Education *	8,588	416,604
Arhaus, Cl A	25,178	186,569
Arko	35,461	283,333
ARKO Petroleum, Cl A *	5,921	120,196
Asbury Automotive Group *	9,419	2,182,382
Bally’s Corporation *	4,921	68,549
Barnes & Noble Education	7,965	99,085
Beazer Homes USA *	11,901	382,022
Bed Bath & Beyond *	35,675	180,159
Biglari Holdings, Cl A *	26	51,598
Biglari Holdings, Cl B *	327	129,979
BJ’s Restaurants *	9,225	623,702
Black Rock Coffee Bar, Cl A *	8,423	67,889
Bloomin’ Brands	41,194	356,740
Bob’s Discount Furniture *	9,329	155,514
Boot Barn Holdings *	14,897	2,219,504
Brightstar Lottary PLC	46,925	471,127
Brinker International *	20,827	4,450,730
Buckle	15,552	680,711
Build-A-Bear Workshop, Cl A	5,775	195,888
Caleres	15,925	204,477
Callaway Golf Co *	67,611	1,248,099
Camping World Holdings, Cl A	29,423	182,128
Capri Holdings *	57,385	914,143
Carriage Services, Cl A	6,832	275,808
Carter’s	17,259	665,680
Cavco Industries *	3,766	2,060,115
Century Communities	12,198	819,218
Champion Homes *	26,694	2,125,109
Cheesecake Factory	22,666	2,298,786

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Citi Trends *	2,413	$160,875
Cooper-Standard Holdings *	8,229	242,509
Coursera *	105,181	558,511
Covista Inc *	16,493	2,059,151
Cracker Barrel Old Country Store	10,843	611,437
Cricut, Cl A	23,867	111,936
Dana	53,077	1,429,364
Dave & Buster’s Entertainment *	13,019	141,126
Designer Brands, Cl A	16,634	100,469
Dine Brands Global	6,035	216,898
Dorman Products *	12,954	1,724,955
Dream Finders Homes, Cl A *	13,545	173,241
Driven Brands Holdings *	29,087	415,071
El Pollo Loco Holdings *	13,782	226,852
Envela *	3,336	72,324
Escalade	4,049	80,413
Ethan Allen Interiors	11,366	254,598
EVgo, Cl A *	65,217	103,043
Figs, Cl A *	45,466	486,486
First Watch Restaurant Group *	29,680	381,388
Flexsteel Industries	1,576	116,671
Fossil Group *	26,009	128,745
Fox Factory Holding *	20,429	367,722
Frontdoor *	34,305	2,491,572
Funko, Cl A *	20,312	118,419
Genesco *	4,633	177,073
Gentherm *	14,777	599,651
GigaCloud Technology, Cl A *	12,186	533,016
G-III Apparel Group	17,580	640,088
Global Business Travel Group I *	60,428	570,440
Gold.com Inc	9,527	394,037
Goodyear Tire & Rubber *	135,188	939,557
GoPro, Cl A *	64,263	48,133
Graham Holdings, Cl B	1,527	1,837,806
Green Brick Partners *	14,780	1,045,389
Group 1 Automotive	5,643	1,618,243
Groupon, Cl A *(A)	11,358	313,254
Hamilton Beach Brands Holding, Cl A	3,495	80,350
Harley-Davidson	50,451	1,238,068

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Haverty Furniture	6,605	$162,747
Helen of Troy *	11,190	309,180
Hilton Grand Vacations *	27,161	1,253,209
Holley *	37,358	99,746
Hovnanian Enterprises, Cl A *	2,290	283,731
Inspired Entertainment *	12,069	83,035
Installed Building Products	11,434	2,549,096
J Jill	3,327	60,618
Jack in the Box *	8,568	140,258
JAKKS Pacific	4,430	116,642
Johnson Outdoors, Cl A	3,088	144,858
KB Home	29,386	1,615,348
KinderCare Learning *	14,743	78,875
Kohl’s	52,888	1,012,276
Kontoor Brands	26,601	2,227,568
Krispy Kreme *	38,431	122,211
Kura Sushi USA, Cl A *	3,325	153,183
Lands’ End *	4,692	56,398
Latham Group *	24,646	132,103
Laureate Education, Cl A *	58,582	2,244,276
La-Z-Boy	19,453	766,059
LCI Industries	11,521	1,179,290
Legacy Housing *	4,268	112,078
Leggett & Platt	65,304	639,979
LGI Homes *	9,986	544,936
Life Time Group Holdings *	70,148	3,163,675
Lifetime Brands	5,824	48,747
Lincoln Educational Services *	14,424	603,212
Lindblad Expeditions Holdings *	23,878	706,311
Livewire Group *(A)	5,828	10,549
Lovesac *	6,807	109,525
Lucid Group, Cl A *(A)	61,138	451,198
M/I Homes *	12,316	1,799,737
Malibu Boats, Cl A *	9,553	263,376
MarineMax *	9,561	329,568
Marriott Vacations Worldwide	13,489	1,315,312
MasterCraft Boat Holdings *	8,799	210,472
Matthews International, Cl A	14,451	401,015
McGraw Hill Inc *	11,907	130,501

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Meritage Homes	31,966	$2,244,013
Monarch Casino & Resort	5,868	720,297
Monro	11,929	146,130
Motorcar Parts of America *	6,261	83,897
Movado Group	7,331	279,898
Nathan’s Famous	1,400	137,354
National Vision Holdings *	38,028	838,137
Navan, Cl A *	49,955	1,329,802
Newell Brands	206,023	1,153,729
OneWater Marine, Cl A *	5,614	68,771
Outdoor Holding *	51,395	109,985
Oxford Industries	6,781	257,135
Papa John’s International	15,852	473,975
Patrick Industries	15,552	1,283,818
Pattern Group, Cl A *	15,488	356,534
Peloton Interactive, Cl A *	195,855	1,251,513
Penn Entertainment *	61,913	1,271,074
Perdoceo Education	30,469	969,219
Petco Health & Wellness, Cl A *	44,207	123,337
Phinia	17,774	1,307,989
Phoenix Education Partners	2,554	73,019
Playboy Inc *	27,685	30,730
Polaris	26,215	1,758,502
Portillo’s, Cl A *	32,164	146,989
Pursuit Attractions and Hospitality *	10,056	508,130
RCI Hospitality Holdings	3,207	80,464
RealReal *	53,828	650,780
Red Rock Resorts, Cl A	23,039	1,484,633
Rent the Runway, Cl A *	3,972	14,319
Revolve Group, Cl A *	20,121	505,238
RH *	7,534	1,247,028
RideNow Group Inc, Cl B *	7,515	46,443
Rocky Brands	3,482	170,061
Rush Street Interactive, Cl A *	48,603	1,307,907
Sabre *	162,854	301,280
Sally Beauty Holdings *	46,442	695,237
Savers Value Village *	17,916	183,818
Serve Robotics *(A)	34,256	163,744
Shake Shack, Cl A *	18,943	1,188,673

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shoe Carnival	8,834	$134,277
Signet Jewelers	18,999	1,765,007
Six Flags Entertainment *	46,327	802,847
Smith & Wesson Brands	21,434	311,865
Solid Power *	96,907	199,628
Sonic Automotive, Cl A	5,839	534,736
Sonos *	58,078	851,423
Standard Motor Products	10,352	395,757
Steven Madden	35,123	1,618,468
Stitch Fix, Cl A *	56,201	225,928
Stoneridge *	13,387	92,504
Strategic Education	10,579	867,478
Strattec Security *	1,989	174,813
Stride *	20,256	1,626,354
Sturm Ruger	6,635	246,623
Superior Group	5,116	60,625
Sweetgreen, Cl A *	50,704	327,041
Target Hospitality *	19,353	294,166
ThredUp, Cl A *	50,378	291,185
Torrid Holdings *	16,424	41,881
Tron *	24,684	34,558
Under Armour, Cl A *	92,382	614,340
Under Armour, Cl C *	89,677	582,004
United Parks & Resorts *	9,433	420,995
Universal Technical Institute *	22,969	902,911
Upbound Group, Cl A	26,451	512,885
Urban Outfitters *	27,820	2,063,688
Venu Holding *	22,968	46,625
Versigent PLC *	34,572	1,429,552
Victoria’s Secret *	33,802	2,997,561
Visteon	12,881	1,346,580
Warby Parker, Cl A *	49,618	1,324,304
Wendy’s (A)	77,850	572,976
Weyco Group	2,911	113,529
Winmark	1,461	487,243
Winnebago Industries	13,373	404,934
Wolverine World Wide	39,767	782,615
XMAX *(A)	29,184	251,566
XPEL *	12,270	544,420

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Xponential Fitness, Cl A *	17,044	$111,127
Zumiez *	6,426	126,399
		133,152,662
Consumer Staples — 2.0%
Alico	2,780	104,973
Andersons	16,055	1,136,373
B&G Foods	37,602	132,735
BellRing Brands *	56,832	704,148
Boston Beer, Cl A *	3,717	680,954
BRC, Cl A *(A)	37,238	38,355
Cal-Maine Foods	20,957	1,839,605
Central Garden & Pet *	3,970	170,909
Central Garden & Pet, Cl A *	24,159	915,868
Chefs’ Warehouse *	17,812	2,054,614
Coty, Cl A *	173,279	476,517
Del Monte Corp	15,882	471,854
Dole PLC	37,576	531,325
Edgewell Personal Care	22,593	614,304
Energizer Holdings	29,750	623,858
Flowers Foods	91,513	642,421
Grocery Outlet Holding *	45,262	415,958
Herbalife *	49,026	608,903
Honest *	45,926	167,630
Ingles Markets, Cl A	7,152	643,752
Inter Parfums	8,878	1,105,755
J & J Snack Foods	7,292	557,838
John B Sanfilippo & Son	3,896	322,433
Lifeway Foods *	2,718	80,942
Limoneira	8,018	103,993
Mama’s Creations *	17,986	331,482
MGP Ingredients	7,071	125,157
Mission Produce *	27,386	345,337
National Beverage	11,645	368,448
Natural Grocers by Vitamin Cottage	6,283	201,433
Nature’s Sunshine Products *	7,025	141,554
Niagen Bioscience *	27,635	93,959
Nu Skin Enterprises, Cl A	23,316	121,010
Oil-Dri Corp of America	4,794	475,613

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Once Upon a Farm PBC *	6,195	$93,978
PriceSmart	12,626	2,448,308
Seneca Foods, Cl A *	2,180	360,768
Simply Good Foods *	40,216	409,399
Spectrum Brands Holdings	10,904	967,948
The Marzetti Company	9,554	1,021,036
Turning Point Brands	9,097	678,727
United Natural Foods *	29,246	1,486,574
Universal	12,018	633,228
USANA Health Sciences *	5,337	118,001
Utz Brands	35,381	499,580
Village Super Market, Cl A	4,488	197,203
Vita Coco *	23,529	1,551,502
Vital Farms *	17,312	220,382
WD-40	6,563	1,490,720
Weis Markets	5,987	461,298
Westrock Coffee *	17,869	145,096
Yesway, Cl A *	7,540	157,737
		30,291,495
Energy — 5.7%
Aemetis *	30,978	46,777
American Resources, Cl A *(A)	42,364	75,832
Amplify Energy *	17,051	66,669
Archrock	83,709	2,993,434
Atlas Energy Solutions, Cl A (A)	39,567	426,928
Bristow Group	12,681	574,703
Cactus, Cl A	33,787	2,196,493
California Resources	35,196	1,852,014
Calumet *	33,125	1,463,794
Centrus Energy, Cl A *(A)	8,931	1,580,162
Clean Energy Fuels *	78,501	152,292
CNX Resources *	66,192	2,369,674
Comstock *	35,103	96,182
Comstock Resources *	33,948	450,151
Core Laboratories	22,258	236,825
Core Natural Resources	24,354	1,944,423
Crescent Energy, Cl A	124,504	1,428,061
CVR Energy	14,334	510,577

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Delek US Holdings	29,250	$1,985,198
DHT Holdings	70,625	1,311,506
Diversified Energy	33,915	456,496
Dorian LPG	17,988	852,991
Energy Fuels *	120,516	1,378,703
Energy Services of America	6,686	96,145
Epsilon Energy	9,726	54,466
Evolution Petroleum	15,370	56,562
Excelerate Energy, Cl A	11,560	453,961
Expro Group Holdings *	39,869	635,911
Flowco Holdings Inc, Cl A	17,236	352,476
Forum Energy Technologies *	5,124	321,121
FutureFuel	12,420	61,479
Gevo *	114,190	169,001
Granite Ridge Resources	26,969	128,103
Green Plains *	33,152	558,611
Gulfport Energy *	7,613	1,228,510
Helix Energy Solutions Group *	67,359	640,584
Helmerich & Payne	47,141	1,629,664
HighPeak Energy	10,930	78,150
HMH Holding, Cl A *	4,918	102,245
Infinity Natural Resources Inc, Cl A *	8,063	106,109
Innovex International *	21,917	615,429
International Seaways	20,193	1,942,163
Kinetik Holdings, Cl A	24,748	1,251,506
Kodiak Gas Services	48,402	2,841,681
Liberty Energy, Cl A	77,322	1,446,695
Lightbridge *	16,394	135,087
Magnolia Oil & Gas, Cl A	111,479	2,866,125
Murphy Oil	66,433	2,640,047
Nabors Industries *	6,872	588,724
NACCO Industries, Cl A	1,958	92,809
National Energy Services Reunited *	29,404	792,732
Natural Gas Services Group	5,643	206,760
Navigator Holdings	17,747	396,645
New Era Energy & Digital *	38,200	178,012
NextDecade *	80,559	541,357
Noble PLC	61,613	2,612,391
Nordic American Tankers	98,448	642,865

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Northern Oil & Gas	50,484	$1,067,737
Oceaneering International *	48,254	2,353,830
Oil States International *	27,327	221,622
OPAL Fuels, Cl A *	10,380	24,393
Par Pacific Holdings *	23,548	2,025,834
Patterson-UTI Energy	168,492	1,765,796
PBF Energy, Cl A	47,356	3,422,892
Peabody Energy	59,371	1,265,790
PEDEVCO *	753	8,140
PrimeEnergy Resources *	313	57,623
ProFrac Holding, Cl A *	13,846	55,938
ProPetro Holding *	47,858	531,224
Ranger Energy Services, Cl A	9,082	145,766
REX American Resources *	14,042	604,368
Riley Exploration Permian	7,321	250,891
Ring Energy *	91,539	113,508
RPC	48,837	273,976
Sable Offshore *(A)	63,939	338,237
SandRidge Energy	15,420	214,646
SEACOR Marine Holdings *	10,635	100,288
Select Water Solutions, Cl A	54,549	1,010,247
SM Energy	116,809	3,798,629
Smart Sand	14,423	62,163
Solaris Oilfield Infrastructure, Cl A	25,583	1,315,222
Summit Midstream *	4,278	131,848
Talos Energy *	61,280	930,230
TETRA Technologies *	62,413	480,580
Tidewater *	24,005	1,801,815
Transocean *	473,176	2,517,296
Uranium Energy *	236,933	2,274,557
Ur-Energy *	181,115	220,960
VAALCO Energy	49,819	265,535
Valaris *	27,554	2,182,001
Vitesse Energy	15,370	239,772
W&T Offshore	46,605	167,312
World Kinect	24,191	964,253
		84,118,930

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 18.7%
1st Source	8,656	$776,789
Abacus Life	13,402	138,175
Acacia Research *	16,723	74,083
Acadian Asset Management	13,559	1,172,718
ACNB	4,897	315,759
ACRES Commercial Realty REIT ‡ *	2,759	48,282
Adamas Trust ‡	40,790	369,965
AG Mortgage Investment Trust ‡	14,316	99,783
Alerus Financial	11,471	381,640
AlTi Global *	23,952	86,227
Amalgamated Financial	8,789	434,001
Amerant Bancorp, Cl A	16,490	488,104
American Coastal Insurance, Cl C	12,028	127,737
American Integrity Insurance	5,776	117,195
Ameris Bancorp	31,685	2,763,249
AMERISAFE	9,052	262,870
Ames National	4,272	130,680
Angel Oak Mortgage REIT ‡	8,042	71,172
Arbor Realty Trust ‡	91,715	459,492
Ares Commercial Real Estate ‡	25,498	108,621
ARMOUR Residential REIT ‡	60,918	1,003,319
Arrow Financial	7,853	312,864
Artisan Partners Asset Management, Cl A	30,828	1,209,691
Associated Banc-Corp	69,753	2,153,973
Ategrity Specialty Holdings *	4,429	106,385
Atlantic Union Bankshares	69,229	2,937,386
Atlanticus Holdings *	2,435	256,868
Avidbank Holdings *	4,410	143,810
Avidia Bancorp	8,730	194,679
Axos Financial *	26,570	2,694,464
Bakkt, Cl A *	14,112	101,183
Baldwin Insurance Group, Cl A *	46,958	1,302,615
Banc of California	73,861	1,414,438
BancFirst	10,389	1,172,087
Bancorp *	19,238	1,290,293
Bank First	4,961	757,743
Bank of Hawaii	19,086	1,524,971
Bank of Marin Bancorp	7,130	207,911
Bank7	2,115	106,342

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
BankUnited	35,764	$1,668,391
Bankwell Financial Group	2,888	196,817
Banner	16,241	1,143,529
Bar Harbor Bankshares	7,941	315,337
BayCom	4,956	149,572
BCB Bancorp	7,764	77,562
Beacon Financial	40,801	1,285,640
Better Home & Finance Holding, Cl A *	3,818	89,723
BGC Group, Cl A	180,714	2,081,825
Blackstone Mortgage Trust, Cl A ‡	77,366	1,124,902
Blue Ridge Bankshares	31,415	110,267
Bowhead Specialty Holdings *	8,766	268,152
BRC Group Holdings Inc *	11,045	79,082
Bread Financial Holdings	19,575	2,115,470
Bridgewater Bancshares *	10,297	210,883
BrightSpire Capital ‡	58,942	295,299
Burford Capital	97,719	402,602
Burke & Herbert Financial Services	7,401	542,123
Business First Bancshares	15,204	483,791
BV Financial *	3,219	66,118
Byline Bancorp	14,804	581,353
C&F Financial	1,432	118,269
California Bancorp	12,526	266,804
Camden National	8,101	468,967
Cannae Holdings	19,102	277,934
Capital Bancorp	5,347	199,604
Capital City Bank Group	6,710	348,048
Capitol Federal Financial	58,568	517,741
Carter Bankshares	10,615	367,067
Cass Information Systems	5,552	310,468
Cathay General Bancorp	31,474	1,988,842
CB Financial Services	2,250	82,417
Central Pacific Financial	12,504	492,658
CF Bankshares	2,453	87,229
Chain Bridge Bancorp, Cl A *	1,256	57,198
Chemung Financial	1,910	155,646
Chicago Atlantic Real Estate Finance ‡	9,029	88,123
Chimera Investment ‡	40,283	502,732
ChoiceOne Financial Services	6,856	233,310

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens, Cl A *	21,971	$103,923
Citizens & Northern	8,352	212,057
Citizens Community Bancorp	4,385	96,470
Citizens Financial Services	2,225	172,482
City Holding	6,766	981,814
Civista Bancshares	10,004	290,716
Claros Mortgage Trust ‡ *	45,988	81,399
CNB Financial	14,146	496,525
CNO Financial Group	44,970	2,477,397
Coastal Financial *	6,334	259,631
CoastalSouth Bancshares	3,925	107,035
Cohen & Steers	13,624	1,120,846
Colony Bankcorp	10,005	219,310
Columbia Financial *	128,499	1,389,074
Commercial Bancgroup	4,120	141,069
Community Bancorp	2,441	98,738
Community Financial System	25,650	1,662,376
Community Trust Bancorp	7,764	609,086
Community West Bancshares	11,745	293,977
Compass Diversified Holdings *	32,547	328,074
ConnectOne Bancorp	23,391	770,500
Consumer Portfolio Services *	4,359	40,626
Crawford, Cl A	7,841	85,545
Customers Bancorp *	14,949	1,176,187
CVB Financial	82,034	1,835,101
Dave *	4,915	1,831,771
DigitalBridge Group	85,718	1,360,345
Dime Community Bancshares	19,621	799,752
Donegal Group, Cl A	8,242	162,697
Donnelley Financial Solutions *	11,871	561,498
Dynex Capital ‡	105,080	1,335,567
Eagle Bancorp	13,713	380,536
Eagle Bancorp Montana	3,619	84,793
Eagle Financial Services	2,289	92,819
Eastern Bankshares	105,508	2,422,464
ECB Bancorp *	3,569	73,343
Ellington Financial ‡	59,594	791,408
Employers Holdings	8,923	451,058
Enact Holdings	13,242	626,611

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Encore Capital Group *	10,138	$953,783
Enova International *	11,667	2,965,051
Enterprise Financial Services	17,680	1,172,361
Equity Bancshares, Cl A	8,351	423,229
Esquire Financial Holdings	3,516	454,338
Essent Group	43,733	2,884,629
Exzeo Group *	3,928	60,963
F&G Annuities & Life	17,010	485,976
Farmers & Merchants Bancorp	6,475	216,006
Farmers National Banc	28,397	450,376
FB Bancorp *	7,642	118,107
FB Financial	21,289	1,285,430
Federal Agricultural Mortgage, Cl C	4,512	1,026,931
Fidelity D&D Bancorp	2,284	120,138
Finance of America, Cl A *	1,839	41,837
Financial Institutions	9,402	389,807
Finwise Bancorp *	4,629	63,695
First Bancorp	19,599	1,232,189
First Bancorp	5,241	183,959
First Bank	10,589	196,214
First Busey	39,313	1,213,199
First Business Financial Services	3,866	271,432
First Capital	1,565	99,033
First Commonwealth Financial	49,206	1,059,405
First Community	4,210	143,814
First Community Bankshares	7,909	377,417
First Financial	5,559	447,777
First Financial Bancorp	51,038	1,726,616
First Financial Bankshares	64,179	2,255,250
First Guaranty Bancshares	2,871	27,533
First Internet Bancorp	3,692	108,766
First Interstate BancSystem, Cl A	43,971	1,671,777
First Merchants	30,502	1,315,856
First Mid Bancshares	11,766	612,891
First National	3,810	120,967
First Northern Community Bancorp *	7,147	131,505
First United	2,897	127,874
First Western Financial *	4,143	129,054
FirstCash Holdings	19,732	4,025,525

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Firstsun Capital Bancorp *	11,895	$460,099
Five Star Bancorp	7,517	354,727
Flagstar Bank	148,754	2,115,282
Flywire *	57,501	920,591
Franklin BSP Realty Trust ‡	37,100	281,589
Franklin Financial Services	2,072	130,868
FS Bancorp	3,097	132,892
Fulton Financial	93,836	2,283,030
FVCBankcorp	7,306	135,819
GBank Financial Holdings *	4,564	95,022
GCM Grosvenor	28,298	353,159
Gemini Space Station, Cl A *(A)	19,584	76,378
Genworth Financial, Cl A *	184,839	1,816,967
German American Bancorp	17,875	909,480
Glacier Bancorp	63,570	3,133,365
Goosehead Insurance, Cl A *	11,206	694,772
Great Southern Bancorp	3,844	308,712
Green Dot, Cl A *	26,238	343,980
Greene County Bancorp	3,416	114,299
Greenlight Capital Re, Cl A *	12,582	209,490
HA Sustainable Infrastructure Capital	61,784	2,339,760
Hancock Whitney	39,711	3,057,747
Hanmi Financial	14,291	455,597
Hanover Bancorp	2,139	56,138
Happen Inc *	54,882	1,050,441
Hawthorn Bancshares	2,770	108,002
HBT Financial	7,773	278,584
HCI Group	5,400	945,054
Heritage Financial	19,854	590,259
Heritage Insurance Holdings *	11,832	347,506
Hilltop Holdings	19,306	761,429
Hingham Institution For Savings	800	228,144
Hippo Holdings *	9,125	286,981
Home Bancorp	3,398	242,413
Home BancShares	90,501	2,811,866
HomeTrust Bancshares	7,423	379,983
Hope Bancorp	59,783	837,560
Horace Mann Educators	19,514	1,016,875
Horizon Bancorp	24,513	501,291

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Independent Bank	9,570	$365,574
Independent Bank	23,496	1,969,670
Innventure *	26,698	85,968
International Bancshares	26,592	2,035,352
International Money Express *	13,372	158,592
Invesco Mortgage Capital ‡	43,554	322,735
Investar Holding	6,122	184,395
Investors Title	717	207,421
Isabella Bank	3,323	131,956
Jackson Financial, Cl A	31,684	3,874,320
James River Group Holdings	17,876	80,263
Jefferson Capital Inc	10,784	216,866
John Marshall Bancorp	6,040	140,128
Kearny Financial	28,075	269,239
Kemper	28,594	811,498
Kingstone	5,558	110,993
KKR Real Estate Finance Trust ‡	25,868	180,041
Ladder Capital, Cl A ‡	54,757	523,477
Lakeland Financial	11,851	742,465
Landmark Bancorp	2,511	78,695
LCNB	6,596	130,667
Lemonade *	34,455	1,664,521
LendingTree *	5,395	171,885
Live Oak Bancshares	17,474	747,887
loanDepot, Cl A *	54,481	53,457
MainStreet Bancshares	3,010	69,411
MarketWise	1,057	20,823
Marqeta, Cl A *	41,866	726,794
MBIA *	22,177	113,546
Mechanics Bancorp, Cl A	19,207	322,486
Medallion Financial	8,058	80,097
Mercantile Bank	8,209	493,197
Merchants Bancorp	12,081	666,630
Mercury General	13,067	1,399,737
Meridian	4,670	91,719
Metrocity Bankshares	11,192	395,973
Metropolitan Bank Holding	5,327	492,641
MFA Financial ‡	48,840	444,932
Miami International Holdings *	36,655	1,724,251

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Mid Penn Bancorp	10,346	$396,666
Midland States Bancorp	9,326	314,006
Moelis, Cl A	36,155	2,425,277
MVB Financial	5,651	173,203
National Bank Holdings, Cl A	20,937	904,269
National Bankshares	3,006	122,044
Navient	30,653	257,179
NB Bancorp	19,445	447,429
NBT Bancorp	24,822	1,306,878
NCR Atleos *	35,448	1,667,119
Nelnet, Cl A	7,159	972,693
Neptune Insurance Holdings, Cl A *	18,253	578,803
NerdWallet, Cl A *	15,810	142,290
NewtekOne	12,174	180,540
Nexpoint Real Estate Finance ‡	3,446	58,444
NI Holdings *	3,207	48,586
Nicolet Bankshares	9,568	1,635,363
NMI Holdings, Cl A *	36,812	1,630,772
Northeast Bank	3,651	453,345
Northeast Community Bancorp	5,951	158,892
Northpointe Bancshares	9,938	173,915
Northrim BanCorp	10,575	280,343
Northwest Bancshares	71,281	1,121,963
Norwood Financial	4,929	167,537
Oak Valley Bancorp	3,472	117,597
OceanFirst Financial	40,426	780,626
Octave Specialty Group Inc *	19,749	106,645
Ohio Valley Banc	1,808	76,044
Old National Bancorp	167,398	4,459,483
Old Second Bancorp	24,282	614,092
Onity Group *	3,387	124,167
OP Bancorp	5,791	90,340
Oportun Financial *	19,946	110,501
OppFi *	12,390	116,094
Orange County Bancorp	6,059	231,757
Orchid Island Capital, Cl A ‡	98,329	638,155
Origin Bancorp	14,412	788,769
Orrstown Financial Services	9,150	390,979
Oscar Health, Cl A *	115,406	3,602,975

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Palomar Holdings *	12,729	$1,703,013
Park National	8,125	1,691,219
Parke Bancorp	4,889	166,959
Pathward Financial	10,319	910,549
Paymentus Holdings, Cl A *	28,504	971,986
Payoneer Global *	126,401	906,295
Paysafe *	11,634	94,003
Paysign *	21,241	190,319
PCB Bancorp	5,171	144,116
Peapack-Gladstone Financial	7,717	354,828
PennyMac Financial Services	14,373	1,083,868
PennyMac Mortgage Investment Trust ‡	42,292	398,814
Peoples Bancorp	17,033	709,595
Peoples Bancorp of North Carolina	2,180	93,740
Peoples Financial Services	4,522	318,168
Perella Weinberg Partners, Cl A	33,573	592,563
Pioneer Bancorp *	5,078	87,443
Piper Sandler	33,861	2,566,664
PJT Partners, Cl A	11,794	1,985,048
Plumas Bancorp	3,138	192,391
Ponce Financial Group *	9,646	194,656
Porch Group *	46,617	673,616
PRA Group *	18,311	318,062
Preferred Bank	5,472	571,496
Primis Financial	10,548	168,979
Princeton Bancorp	2,444	100,791
Priority Technology Holdings *	16,420	106,730
PROG Holdings	18,964	834,795
Provident Financial Services	62,221	1,535,614
QCR Holdings	7,985	822,056
Radian Group	65,491	2,553,494
RBB Bancorp	7,825	206,345
Ready Capital ‡	69,367	99,195
Red River Bancshares	2,477	249,062
Redwood Trust ‡	60,291	275,530
Regional Management	4,174	134,695
Remitly Global *	90,986	2,071,751
Renasant	45,362	1,976,422
Repay Holdings, Cl A *	31,162	124,648

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Republic Bancorp, Cl A	4,080	$406,123
Rhinebeck Bancorp *	3,158	37,896
Richmond Mutual BanCorp	4,062	63,570
Ridgepost Capital Inc, Cl A	28,848	248,670
Root, Cl A *	6,167	333,943
S&T Bancorp	17,725	924,359
Safety Insurance Group	7,062	730,140
Seacoast Banking Corp of Florida	47,233	1,640,874
Security National Financial, Cl A *	8,028	75,222
Selective Insurance Group	29,197	2,767,584
ServisFirst Bancshares	25,135	2,249,582
Seven Hills Realty Trust ‡	10,672	80,467
Sezzle *	7,855	1,215,561
SHARPLINK INC *	90,048	551,094
Shore Bancshares	14,985	367,133
Sierra Bancorp	5,710	232,740
Silvercrest Asset Management Group, Cl A	2,951	30,336
Simmons First National, Cl A	70,415	1,661,090
SiriusPoint *	50,863	1,202,910
Skyward Specialty Insurance Group *	20,102	1,205,115
Slide Insurance Holdings Inc *	31,640	631,851
SmartFinancial	7,472	391,533
South Plains Financial	7,513	336,883
Southern First Bancshares *	4,375	273,000
Southern Missouri Bancorp	4,646	359,647
Southside Bancshares	13,934	452,994
SR Bancorp	3,377	66,020
StepStone Group, Cl A	37,214	1,632,206
Stewart Information Services	14,676	991,951
Stock Yards Bancorp	12,771	1,086,812
StoneX Group *	52,312	4,005,530
Texas Capital Bancshares	20,976	2,073,478
Third Coast Bancshares *	7,429	325,687
Timberland Bancorp	3,588	160,850
Tiptree	11,255	200,001
Tompkins Financial	6,607	659,643
Towne Bank	42,390	1,607,005
TPG RE Finance Trust ‡	33,843	269,729
TriCo Bancshares	14,363	826,447

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Triumph Financial *	11,070	$840,545
Trupanion *	16,252	398,011
TrustCo Bank NY	8,315	473,789
Trustmark	26,978	1,280,106
Two Harbors Investment ‡	51,023	616,868
UMB Financial	35,377	5,155,490
United Bankshares	67,120	3,251,964
United Community Banks	58,609	2,077,103
United Fire Group	10,387	533,476
Unity Bancorp	3,557	209,472
Universal Insurance Holdings	12,163	531,645
Univest Financial	13,478	596,267
Upstart Holdings *	40,971	1,124,244
USCB Financial Holdings	5,799	127,404
Valley National Bancorp	234,316	3,348,376
Value Line	363	12,411
Velocity Financial *	5,924	103,907
Victory Capital Holdings, Cl A	20,617	2,041,702
Virginia National Bankshares	2,315	106,015
Virtus Investment Partners	3,073	489,683
WaFd	35,685	1,312,137
Walker & Dunlop	16,203	805,127
Washington Trust Bancorp	9,212	359,084
Waterstone Financial	7,242	148,606
Wealthfront *	17,414	165,259
WesBanco	46,238	1,913,328
West BanCorp	7,401	207,598
Westamerica BanCorp	11,464	689,560
Western New England Bancorp	8,686	112,310
Westwood Holdings Group	3,566	68,360
WisdomTree	65,281	1,264,493
World Acceptance *	1,183	212,715
WSFS Financial	25,430	2,039,486
		278,288,357
Health Care — 19.2%
10X Genomics, Cl A *	57,080	2,698,172
4D Molecular Therapeutics *	21,908	223,023
Abeona Therapeutics *	20,862	133,934

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Absci *	66,109	$514,328
Acadia Healthcare *	44,569	1,320,134
ACADIA Pharmaceuticals *	61,714	1,596,541
Accendra Health Inc *	34,414	106,339
Achieve Life Sciences *	37,028	237,720
Aclaris Therapeutics *	56,601	294,325
Acme United	1,646	93,592
Acumen Pharmaceuticals *	22,560	48,504
AdaptHealth, Cl A *	49,219	531,565
Adaptive Biotechnologies *	73,784	1,665,305
Addus HomeCare *	8,918	1,029,851
ADMA Biologics *	110,453	934,432
Agenus *	19,052	142,890
agilon health *	5,975	547,370
Agios Pharmaceuticals *	28,271	848,695
AirSculpt Technologies *	4,632	22,280
Akebia Therapeutics *	123,445	162,947
Aktis Oncology *	10,145	223,900
Alamar Biosciences *(A)	6,332	160,580
Alector *	46,882	70,792
Alignment Healthcare *	97,786	1,452,122
Alkermes PLC *	80,298	3,933,799
Allogene Therapeutics *	126,787	238,360
Alpha Teknova *	5,313	26,565
Alphatec Holdings *	59,270	564,250
Altimmune *	94,969	269,712
Alto Neuroscience *	12,479	337,807
Alumis *	37,812	1,068,189
ALX Oncology Holdings *	51,536	99,980
AMN Healthcare Services *	18,784	631,706
Amneal Pharmaceuticals *	81,768	1,497,990
Amphastar Pharmaceuticals *	15,437	307,814
Amylyx Pharmaceuticals *	43,949	892,604
AN2 Therapeutics *	12,656	67,710
AnaptysBio *	9,428	503,078
Anavex Life Sciences *	44,051	121,140
AngioDynamics *	17,796	263,203
ANI Pharmaceuticals *	9,839	779,642
Anika Therapeutics *	5,460	105,269

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Annexon *	74,211	$378,105
Anteris Technologies Global *	39,043	306,097
Apogee Therapeutics *	21,593	2,895,405
Aquestive Therapeutics *	51,582	190,595
Arbutus Biopharma *	76,843	333,499
Arcturus Therapeutics Holdings *	12,811	73,791
Arcus Biosciences *	42,828	1,207,321
Arcutis Biotherapeutics *	54,786	1,471,552
Ardelyx *	116,767	577,997
Ardent Health Partners *	11,270	120,251
Armata Pharmaceuticals *	5,649	25,646
ArriVent Biopharma *	18,120	540,338
ARS Pharmaceuticals *	29,426	150,955
Artivion *	21,860	586,504
Arvinas *	28,418	228,197
Assembly Biosciences *	4,707	118,193
Astrana Health *	21,812	775,635
AtaiBeckley *	153,385	1,101,304
Atea Pharmaceuticals *	33,880	159,236
AtriCure *	23,903	902,577
Atrium Therapeutics *	6,837	77,600
Aura Biosciences *	21,415	150,119
Avalo Therapeutics *	20,003	365,055
Avalyn Pharma *	8,136	234,235
Aveanna Healthcare Holdings *	37,374	350,942
Axogen *	25,203	1,063,819
Azenta *	20,073	564,653
Beam Therapeutics *	47,470	1,211,434
Beta Bionics Inc *	19,463	249,710
Bicara Therapeutics *	21,103	571,891
BioAge Labs *	16,798	151,854
BioCryst Pharmaceuticals *	111,471	1,001,010
Biohaven *	63,802	861,327
BioLife Solutions *	20,407	638,331
Bioventus, Cl A *	23,040	303,437
Black Diamond Therapeutics *	22,531	38,077
BrightSpring Health Services *	78,145	4,666,038
Brookdale Senior Living *	114,846	1,676,752
Butterfly Network, Cl A *	100,579	715,117

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
C4 Therapeutics *	48,213	$167,781
Cabaletta Bio *	53,547	143,506
CAMP4 Therapeutics *	15,132	52,205
Candel Therapeutics *	30,266	302,963
Canton Strategic Holdings *	21,174	40,866
Capricor Therapeutics *	25,706	98,968
Capsovision Inc *(A)	16,675	109,721
CareDx *	24,512	1,071,420
Caribou Biosciences *	43,883	64,069
Carlsmed Inc *	4,034	50,788
Cartesian Therapeutics *	6,280	48,984
Castle Biosciences *	14,302	400,456
Celcuity *	18,423	1,591,379
Celldex Therapeutics *	37,420	1,424,205
Century Therapeutics *	58,625	118,422
Ceribell *	13,156	232,730
Certara *	55,628	450,587
Cerus *	95,048	204,353
CG oncology *	35,330	2,515,143
Claritev, Cl A *	4,673	106,124
ClearPoint Neuro *	13,451	200,958
Climb Bio Inc *	16,764	199,492
Clover Health Investments, Cl A *	201,395	839,817
Codexis *	41,308	57,831
Cogent Biosciences *	79,831	3,107,821
Coherus Biosciences *	62,442	88,043
Collegium Pharmaceutical *	15,730	556,685
Community Health Systems *	62,038	173,086
Compass Therapeutics *	62,629	119,621
Concentra Group Holdings Parent	56,468	1,787,212
CONMED	14,710	681,073
Context Therapeutics *	44,496	26,671
Contineum Therapeutics, Cl A *	12,794	198,179
Corbus Pharmaceuticals Holdings *	7,862	70,522
CorMedix *(A)	35,613	268,166
CorVel *	14,124	848,287
Corvus Pharmaceuticals *	32,355	429,027
Crescent Biopharma *	10,277	148,708
Crinetics Pharmaceuticals *	49,651	4,146,852

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
CryoPort *	23,663	$357,075
Cullinan Therapeutics *	28,892	476,718
CVRx *	7,352	38,047
Cytek Biosciences *	58,111	245,228
Cytokinetics *	63,327	4,884,411
CytomX Therapeutics *	84,673	262,486
Damora Therapeutics *	25,558	740,926
Definium Therapeutics *	62,307	2,711,601
Delcath Systems *	13,736	167,854
Denali Therapeutics *	70,425	1,621,183
DENTSPLY SIRONA	98,020	1,310,527
Design Therapeutics *	14,688	178,900
DiaMedica Therapeutics *	17,486	110,861
Dianthus Therapeutics *	22,655	2,422,273
Disc Medicine, Cl A *	13,544	1,042,888
Dyne Therapeutics *	72,365	1,822,151
Edgewise Therapeutics *	34,242	1,315,920
Editas Medicine, Cl A *	47,823	123,383
Eikon Therapeutics *	10,357	95,388
Electromed *	3,169	129,073
Eledon Pharmaceuticals *	36,789	124,347
Elicio Therapeutics *	6,202	17,366
Embecta	28,584	104,046
Emergent BioSolutions *	24,878	179,619
Enanta Pharmaceuticals *	13,537	170,566
Enliven Therapeutics *	20,481	1,122,564
Enovis *	27,797	810,283
Entrada Therapeutics *	14,068	95,522
Erasca *	105,514	1,915,079
Eton Pharmaceuticals *	12,766	592,598
Evolent Health, Cl A *	54,743	169,156
Evolus *	28,380	165,739
Evommune *	6,073	68,321
EyePoint Pharmaceuticals *	36,951	452,650
First Tracks Biotherapeutics *	11,125	489,945
Foghorn Therapeutics *	17,433	78,971
Forte Biosciences *	9,271	710,159
Fortrea Holdings *	46,230	886,229
Fulcrum Therapeutics *	28,359	101,525

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Fulgent Genetics *	9,240	$152,922
Galectin Therapeutics *	22,888	67,977
GeneDx Holdings, Cl A *	9,574	623,363
Generate Biomedicines *	11,616	162,624
Geron *	267,254	344,758
Ginkgo Bioworks Holdings *	22,732	183,902
Glaukos *	27,615	4,603,973
GRAIL *	19,779	1,356,048
Greenwich Lifesciences *(A)	3,196	43,146
Guardian Pharmacy Services, Cl A *	8,651	341,974
Gyre Therapeutics *	8,775	50,456
Haemonetics *	22,588	1,932,178
Harmony Biosciences Holdings *	21,579	760,444
Harrow *	15,475	599,966
HealthEquity *	40,631	4,087,885
HealthStream	11,429	320,469
HeartFlow *	38,491	971,128
Heron Therapeutics *	76,332	37,876
Hims & Hers Health *	103,472	2,873,417
Hinge Health, Cl A *	19,998	1,494,051
Hyperfine, Cl A *	37,411	35,009
Hyperliquid Strategies *	60,171	373,662
ICU Medical *	11,831	1,993,642
Ideaya Biosciences *	40,157	1,425,573
Immix Biopharma *	19,540	162,573
Immuneering, Cl A *	25,525	105,418
ImmunityBio *(A)	185,076	1,326,995
Immunome *	50,465	1,148,583
Immunovant *	40,851	1,577,666
Indivior PLC *	57,429	2,297,734
InfuSystem Holdings *	9,207	84,152
Inhibikase Therapeutics *	57,994	126,427
Inhibrx Biosciences *	4,552	373,492
Innovage Holding *	10,488	119,144
Innoviva *	36,129	757,625
Inogen *	11,822	76,252
Inspire Medical Systems *	13,898	697,819
Integer Holdings *	16,413	1,989,420
Integra LifeSciences Holdings *	32,704	544,522

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Intellia Therapeutics *	64,559	$689,490
Invivyd *	100,540	53,789
Iovance Biotherapeutics *	190,525	775,437
iRadimed	4,051	368,074
IRhythm Holdings *	15,859	1,858,199
Ironwood Pharmaceuticals, Cl A *	78,252	331,006
Jade Biosciences *	15,555	307,211
Janux Therapeutics *	20,662	313,443
Kailera Therapeutics *	22,104	374,442
Karyopharm Therapeutics *	9,500	18,240
Keros Therapeutics *	8,840	89,019
Kestra Medical Technologies *	12,797	292,155
Kiniksa Pharmaceuticals International, Cl A *	20,296	1,508,805
Kodiak Sciences *	18,846	783,617
Korro Bio *	5,318	55,148
KORU Medical Systems *	21,542	88,538
Krystal Biotech *	12,515	4,269,117
Kura Oncology *	40,676	366,491
Kymera Therapeutics *	29,987	3,100,656
Kyverna Therapeutics *	19,945	145,598
Lantheus Holdings *	31,281	3,116,839
Larimar Therapeutics *	31,780	121,400
LB Pharmaceuticals *	10,682	428,135
LeMaitre Vascular	10,467	1,060,516
LENZ Therapeutics *	9,788	51,876
Lexeo Therapeutics *	33,862	139,850
Lexicon Pharmaceuticals *	118,391	273,483
Lifecore Biomedical *	13,494	59,643
LifeMD *	19,197	67,189
LifeStance Health Group *	91,692	960,932
Ligand Pharmaceuticals *	9,615	2,764,697
Lineage Cell Therapeutics *	88,027	95,069
Liquidia *	33,790	2,842,077
LivaNova PLC *	26,915	2,156,968
Lucid Diagnostics *	71,030	61,910
Lumexa Imaging Holdings *	9,065	94,367
Lyell Immunopharma *	4,474	57,894
MacroGenics *	29,881	110,261
MannKind *	147,059	575,001

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
MapLight Therapeutics *	4,990	$64,970
Maravai LifeSciences Holdings, Cl A *	53,877	353,972
Maze Therapeutics Inc *	16,859	453,844
MBX Biosciences *	14,858	979,588
MeiraGTx Holdings PLC *	28,718	338,585
Merit Medical Systems *	28,650	2,435,536
Mesa Laboratories	2,558	257,872
MiMedx Group *	57,858	238,954
Mineralys Therapeutics *	27,415	699,631
Minerva Neurosciences *	16,244	64,651
MiniMed Group *	13,713	247,520
Mirum Pharmaceuticals *	22,732	2,408,455
Monopar Therapeutics *	2,170	235,119
Monte Rosa Therapeutics *	35,367	584,263
Myriad Genetics *	44,186	126,372
National HealthCare	6,218	1,405,455
Nautilus Biotechnology, Cl A *	23,744	23,198
Nektar Therapeutics *	16,502	1,166,196
Neogen *	106,109	1,277,552
NeoGenomics *	63,019	963,560
Neumora Therapeutics *	49,012	78,909
Neurogene *	5,395	177,442
NeuroPace *	12,674	163,368
Nkarta *	21,336	44,592
Novavax *(A)	72,850	533,262
Novocure *	51,090	758,176
NRC Health	5,634	109,919
Nurix Therapeutics *	45,904	1,065,432
Nutex Health *	2,403	354,274
Nuvation Bio *	120,391	762,075
Nuvectis Pharma *	8,154	175,474
Ocugen *(A)	162,573	199,965
Ocular Therapeutix *	98,364	803,634
Olema Pharmaceuticals *	37,461	428,928
Omada Health Inc *	17,001	337,300
Omeros *	34,439	407,758
OmniAb *	52,524	103,998
Omnicell *	21,831	772,162
Oncology Institute Inc/The *	36,427	177,035

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
OnKure Therapeutics, Cl A *	12,539	$47,899
OPKO Health *	192,494	254,092
Option Care Health *	76,437	1,760,344
Opus Genetics *	25,597	94,965
OraSure Technologies *	31,322	126,854
Orchestra BioMed Holdings *	19,057	75,847
Organogenesis Holdings, Cl A *	33,027	78,274
ORIC Pharmaceuticals *	35,677	394,944
Orthofix Medical *	19,325	228,035
OrthoPediatrics *	8,414	169,879
Oruka Therapeutics *	24,116	2,327,435
Ovid therapeutics *	72,842	161,709
Pacific Biosciences of California *	134,834	188,768
Pacira BioSciences *	18,945	500,337
PACS Group *	22,288	1,025,471
Palisade Bio *	70,212	133,052
Palvella Therapeutics *	5,240	728,570
Pediatrix Medical Group *	39,885	1,057,351
Pennant Group *	16,298	657,135
Perrigo PLC	67,426	681,677
Personalis *	32,416	410,387
Perspective Therapeutics *	49,345	143,594
Phathom Pharmaceuticals *	23,493	205,564
Phibro Animal Health, Cl A	10,025	364,208
Phreesia *	23,749	254,827
Praxis Precision Medicines *	12,034	3,704,426
Precigen *	92,222	578,232
Precision BioSciences *	11,471	80,182
Prelude Therapeutics *	13,254	60,968
Prestige Consumer Healthcare *	22,923	1,151,193
Prime Medicine *	44,950	131,254
Privia Health Group *	57,877	1,369,949
Procept BioRobotics *	26,858	500,096
Pro-Dex *	1,002	58,687
Progyny *	32,716	1,018,449
ProKidney, Cl A *(A)	36,158	55,683
Protagonist Therapeutics *	29,469	4,026,644
Protalix BioTherapeutics *	35,366	83,817
Protara Therapeutics *	24,988	97,953

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
PTC Therapeutics *	39,691	$2,699,385
Pulse Biosciences *	8,873	311,708
Puma Biotechnology *	21,135	167,601
Quanterix *	20,407	71,016
QuidelOrtho *	32,922	552,102
RadNet *	34,256	2,184,848
Rapport Therapeutics *	14,625	599,332
Recursion Pharmaceuticals, Cl A *(A)	244,466	733,398
REGENXBIO *	23,065	223,500
Relay Therapeutics *	77,380	1,457,065
Relmada Therapeutics *	45,005	238,977
Replimune Group *	37,835	423,752
Rezolute *	37,404	176,547
Rhythm Pharmaceuticals *	26,425	2,622,681
Rigel Pharmaceuticals *	8,801	323,965
Rocket Pharmaceuticals *	43,197	134,343
RxSight *	19,058	114,539
SAB Biotherapeutics Inc *	20,748	74,070
Sagimet Biosciences, Cl A *	27,951	198,732
Sana Biotechnology *	87,720	274,564
Sanara Medtech *	1,600	54,176
Sarepta Therapeutics *	49,826	740,414
Savara *	73,241	399,896
SBC Medical Group Holdings *	9,190	28,121
Scholar Rock Holding *	53,534	2,531,891
Schrodinger *	27,647	418,576
SELLAS Life Sciences Group *	90,355	904,454
Senseonics Holdings *	18,825	94,690
Septerna, Inc. *	10,569	364,102
Shattuck Labs *	29,182	206,317
Shoulder Innovations Inc *	5,030	114,382
SI-BONE *	21,005	373,049
SIGA Technologies	20,190	66,021
Sight Sciences *	18,779	98,778
Simulations Plus *	8,188	149,267
Sionna Therapeutics *	8,820	415,687
Solid Biosciences *	37,599	303,048
Sonida Senior Living *	13,789	556,524
Spruce Biosciences *	1,299	55,636

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
SpyGlass Pharma *	5,291	$119,206
Spyre Therapeutics *	35,657	3,506,153
STAAR Surgical *	16,201	394,656
Stereotaxis *	32,568	41,036
Stoke Therapeutics *	26,368	760,980
Strata Critical Medical *	32,612	163,712
Strive, Cl B *	30,342	337,100
Supernus Pharmaceuticals *	26,888	1,200,011
Surgery Partners *	38,171	587,833
Surrozen *	3,522	78,224
Sutro Biopharma *	7,595	183,571
Syndax Pharmaceuticals *	42,552	810,616
Tactile Systems Technology *	10,950	308,461
Talkspace *	68,822	359,251
Tandem Diabetes Care *	33,444	652,158
Tango Therapeutics *	67,434	1,832,856
Tarsus Pharmaceuticals *	20,052	1,183,870
Taysha Gene Therapies *	114,788	672,658
Tectonic Therapeutic *	4,882	136,842
Teladoc Health *	87,202	585,125
Tenax Therapeutics *	11,967	163,948
TG Therapeutics *	69,705	3,626,751
Theravance Biopharma *	19,209	323,864
Tonix Pharmaceuticals Holding *	6,926	69,329
TransMedics Group *	16,432	1,257,212
Travere Therapeutics *	42,807	2,392,483
Trevi Therapeutics *	51,308	936,371
TriSalus Life Sciences *	22,914	104,030
Twist Bioscience *	29,733	2,722,056
Tyra Biosciences *	17,612	561,471
UFP Technologies *	3,651	930,202
Ultragenyx Pharmaceutical *	46,288	1,153,034
Unicycive Therapeutics *	11,674	58,487
Upstream Bio *	16,828	106,185
UroGen Pharma *	20,398	780,020
US Physical Therapy	7,230	571,604
Utah Medical Products	1,446	101,972
Vanda Pharmaceuticals *	25,631	130,718
Varex Imaging *	20,144	225,411

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Vaxcyte *	63,087	$3,411,745
Vera Therapeutics, Cl A *	30,600	982,260
Veracyte *	38,796	1,797,031
VeraDermics *	10,423	1,094,415
Verastem *	37,988	220,330
Vericel *	24,683	1,134,431
Viemed Healthcare *	16,188	188,914
Vir Biotechnology *	58,849	509,632
Viridian Therapeutics *	43,243	818,158
Vor BioPharma *	19,535	413,165
Voyager Therapeutics Inc *	25,102	76,059
WaVe Life Sciences *	66,050	363,935
Waystar Holding *	53,599	1,131,475
Whitehawk Therapeutics Inc *	15,506	59,698
X4 Pharmaceuticals *	38,483	153,162
Xencor *	33,337	673,741
Xeris Biopharma Holdings *	82,092	663,303
Zenas Biopharma *	13,640	428,842
Zentalis Pharmaceuticals *	23,883	113,205
Zevra Therapeutics *	28,197	268,153
Zymeworks *	22,528	494,264
		285,658,190
Industrials — 14.1%
3D Systems *	69,327	183,023
AAR *	19,152	2,682,046
ABM Industries	28,297	1,355,709
ACCO Brands	44,036	185,832
ACV Auctions, Cl A *	81,688	611,843
AerSale *	17,651	109,436
Aevex, Cl A *	8,624	143,417
Airjoule Technologies, Cl A *	15,617	66,060
Airo Group Holdings Inc *	10,610	71,511
Alamo Group	5,063	805,422
Albany International, Cl A	13,853	1,032,187
Allegiant Travel *	11,696	1,147,144
Alliance Laundry Holdings *	20,992	553,559
Allient	7,134	623,940
Alta Equipment Group *	9,526	62,681

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Ameresco, Cl A *	15,670	$330,167
American Superconductor *	22,562	662,646
Amprius Technologies *	65,658	630,317
Apogee Enterprises	10,144	401,702
ArcBest	10,717	1,546,999
Archer Aviation, Cl A *	322,774	1,497,671
Arcosa	23,726	3,445,015
Argan	6,581	3,754,000
Array Technologies *	73,813	385,304
Astec Industries	11,118	563,238
Astronics *	15,362	1,067,505
Asure Software *	11,641	93,477
Atkore	16,383	1,195,304
Atmus Filtration Technologies	39,979	2,064,116
AZZ, Inc.	14,432	2,088,599
Babcock & Wilcox Enterprises *	64,216	598,493
Barrett Business Services	11,472	447,867
Beta Technologies, Cl A *	16,164	305,985
BlackSky Technology, Cl A *	15,986	368,477
Blue Bird *	15,266	1,135,638
BlueLinx Holdings *	3,686	199,855
Boise Cascade	17,403	1,329,241
Bowman Consulting Group, Cl A *	6,924	185,909
BrightView Holdings *	33,948	442,682
Brink’s	20,022	2,371,606
Cadre Holdings	15,082	464,978
Cardinal Infrastructure Group, Cl A *	8,209	508,055
Casella Waste Systems, Cl A *	30,616	2,746,561
CBIZ *	23,561	1,297,740
CECO Environmental *	25,271	1,665,106
Centuri Holdings *	42,402	1,180,472
ChargePoint Holdings *	11,543	63,025
Civeo *	4,961	156,321
Clarivate PLC *	167,623	331,894
Columbus McKinnon	13,701	262,648
Commercial Vehicle Group *	14,840	67,225
CompX International	765	21,657
Concentrix	20,468	503,513
Concrete Pumping Holdings *	9,998	97,281

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Conduent *	68,755	$107,945
Construction Partners, Cl A *	23,171	2,394,723
CoreCivic *	47,073	1,407,483
Covenant Logistics Group, Cl A	7,423	263,665
CRA International	3,038	543,893
CSW Industrials	7,778	2,480,638
Custom Truck One Source *	29,262	297,009
Deluxe	21,427	554,316
Distribution Solutions Group *	4,516	156,118
DNOW *	89,982	1,270,546
Douglas Dynamics	11,176	493,197
Ducommun *	6,742	1,206,953
DXP Enterprises *	6,241	979,962
Elmet Group *	4,772	66,379
Energous *	2,561	36,136
Energy Recovery *	24,941	215,740
Energy Vault Holdings *	65,954	187,969
Enerpac Tool Group, Cl A	24,921	890,677
EnerSys	17,831	3,317,458
Ennis	11,927	260,009
Enovix *	94,824	387,830
Enpro	10,325	3,241,224
Enviri *	12,573	278,869
Eos Energy Enterprises *(A)	164,667	556,574
ESCO Technologies	12,690	4,001,030
Espey Mfg. & Electronics	1,116	66,034
Eve Holding *	47,497	110,193
EVI Industries	2,553	35,921
Exponent	23,608	1,578,195
Falcon’s Beyond Global, Cl A *	13,366	132,858
Federal Signal	29,244	3,654,038
Firefly Aerospace *	38,133	775,244
First Advantage *	38,427	762,392
Fluence Energy, Cl A *	41,827	582,650
Fluor *	68,808	3,452,097
flyExclusive *	6,751	7,831
Forward Air *	11,014	154,747
Franklin Covey *	4,475	95,989
Franklin Electric	18,343	1,920,879

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
FreightCar America *	7,076	$56,396
Frontier Group Holdings *	28,329	191,221
FTAI Infrastructure	52,613	196,246
FuelCell Energy *	25,987	561,579
GATX	17,198	3,076,206
Genco Shipping & Trading	15,583	397,990
Gencor Industries *	5,018	71,456
GEO Group *	61,342	1,894,854
Gibraltar Industries *	14,433	609,939
Global Industrial	7,126	254,683
Gorman-Rupp	10,226	830,249
GrafTech International *	8,084	54,324
Graham *	5,119	490,912
Granite Construction	21,380	2,586,339
Greenbrier	14,806	729,195
Griffon	18,612	1,603,796
Healthcare Services Group *	33,207	773,723
Heartland Express	18,554	226,915
Helios Technologies	15,985	1,245,391
Herc Holdings	16,058	2,410,948
Hertz Global Holdings *(A)	61,424	97,357
Hillman Solutions *	95,331	750,255
HireQuest	2,660	34,367
HNI	34,649	1,559,551
Hub Group, Cl A	28,930	1,346,113
Hudson Technologies *	17,851	107,820
Huron Consulting Group *	7,939	1,204,902
Hyliion Holdings *	61,067	217,399
Hyster-Yale	5,374	179,653
IBEX Holdings *	4,777	168,819
ICF International	8,748	707,888
Innodata *	15,227	956,712
INNOVATE *	2,657	21,575
Innovative Solutions and Support *	7,030	128,579
Insperity	17,686	895,088
Insteel Industries	9,067	277,904
Interface, Cl A	27,994	959,074
Intuitive Machines, Cl A *	61,166	754,788
Janus International Group *	63,793	327,258

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
JBT Marel	25,434	$3,521,846
JetBlue Airways *	162,996	982,866
Joby Aviation *	324,568	2,320,661
Kadant	5,756	1,769,970
Karat Packaging	4,121	165,829
Kelly Services, Cl A	14,337	212,761
Kennametal	37,170	1,262,665
Kforce	8,075	458,418
Korn Ferry	25,275	2,079,374
L B Foster, Cl A *	4,741	194,997
LanzaTech Global *	768	4,239
Legalzoom.com *	57,515	452,643
Legence, Cl A *	28,140	1,798,990
Limbach Holdings *	5,328	382,018
Lindsay	4,986	552,549
Liquidity Services *	11,422	445,230
LSI Industries	16,025	374,825
Manitowoc *	16,922	234,370
ManpowerGroup	22,440	1,176,305
Marten Transport	28,357	419,400
Masterbrand *	97,137	801,380
Matrix Service *	13,040	151,264
Matson	14,596	2,957,004
Maximus	26,364	1,588,431
Mayville Engineering *	6,978	179,125
McGrath RentCorp	11,897	1,369,940
Mercury Systems *	26,998	2,621,506
Microvast Holdings *	101,129	81,621
Miller Industries	5,284	265,785
MillerKnoll	32,916	741,268
Mistras Group *	8,436	128,312
Moog, Cl A	13,720	5,348,742
Mueller Water Products, Cl A	75,309	1,900,799
MYR Group *	7,500	2,499,150
NANO Nuclear Energy *(A)	20,792	330,801
National Presto Industries	2,604	316,178
Net Power *	20,161	28,830
NLI Holdings Inc	4,057	23,287
NPK International *	39,564	494,154

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
NuScale Power *	155,926	$1,312,897
NWPX Infrastructure *	4,572	562,722
Omega Flex	1,711	50,406
Onterris Inc *	16,391	344,047
OPENLANE *	51,150	2,033,724
Orion Group Holdings *	18,721	183,091
Palladyne AI *(A)	17,278	90,364
PAMT *	2,354	37,935
Pangaea Logistics Solutions	17,099	130,123
Park Aerospace	8,852	300,083
Park-Ohio Holdings	4,835	193,062
Perma-Fix Environmental Services *	8,397	139,390
Perma-Pipe International Holdings *	3,568	86,167
Pitney Bowes	69,921	1,225,715
Plug Power *	655,396	1,350,116
Power Solutions International *	4,126	113,919
Preformed Line Products	1,208	431,232
Proficient Auto Logistics *	11,795	80,678
Proto Labs *	11,537	865,852
Public Policy Holding	2,090	22,676
Quad	14,344	149,034
Quanex Building Products	22,228	396,548
Radiant Logistics *	17,426	143,590
RCM Technologies *	2,210	62,521
Red Cat Holdings *(A)	53,173	400,393
Redwire *	93,579	806,651
Republic Airways Holdings *	6,764	139,677
Resideo Technologies *	65,890	2,260,027
Resolute Holdings Management *	1,923	237,990
Richtech Robotics, Cl B *	89,379	126,918
Rush Enterprises, Cl A	29,528	2,356,039
Rush Enterprises, Cl B	4,492	349,163
RXO *	80,316	1,626,399
Satellogic, Cl A *	45,554	163,083
SES AI *	120,387	66,261
Shimmick *	2,459	9,295
Shoals Technologies Group, Cl A *	81,494	712,258
Sidus Space, Cl A *(A)	39,359	69,272
Sky Harbour Group, Cl A *	10,778	115,325

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
SkyWest *	19,198	$2,053,610
Spire Global, Cl A *(A)	14,517	166,365
Standex International	5,829	1,728,298
Starfighters Space *	14,662	52,050
Sunrun *	111,915	1,097,886
Swarmer *	1,679	61,737
TAT Technologies *	5,733	223,014
Taylor Devices *	1,533	78,689
Tecnoglass	12,254	532,314
Tennant	8,596	722,322
Terex	55,162	3,466,380
TIC Solutions *	86,795	634,471
Tigo Energy *	18,508	35,350
Titan International *	25,273	182,471
Titan Machinery *	10,147	172,398
Transcat *	4,483	382,714
TriNet Group	13,412	882,912
Trinity Industries	38,678	1,208,301
TrueBlue *	13,701	97,003
Tutor Perini	21,963	1,839,401
Twin Disc	5,480	124,999
UFP Industries	27,438	2,379,972
UniFirst	7,082	2,074,884
Universal Logistics Holdings	3,428	45,867
Upwork *	57,679	528,340
V2X *	14,065	1,269,226
Velo3D *	7,856	79,581
Verra Mobility, Cl A *	73,136	386,889
Vestis *	44,526	643,846
Virgin Galactic Holdings *(A)	45,946	117,162
Voyager Technologies Inc, Cl A *	24,878	610,257
VSE	13,555	2,634,956
Wabash National	18,949	237,999
Werner Enterprises	29,077	1,088,061
Wheels Up Experience *	2,599	14,944
Willdan Group *	7,018	480,944
Willis Lease Finance	5,390	384,469
Worthington Enterprises	14,993	842,757
Xometry, Cl A *	22,159	1,899,469

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
York Space Systems *(A)	9,094	$133,955
Zurn Elkay Water Solutions	72,438	3,658,843
		209,632,256
Information Technology — 12.4%
8x8 *	66,634	126,605
908 Devices *	13,918	111,483
A10 Networks	34,714	1,026,493
ACI Worldwide *	49,262	2,824,190
Adeia	53,404	1,423,217
ADTRAN Holdings *	36,733	312,598
Aehr Test Systems *	14,658	1,172,347
Aeluma *	6,193	100,327
Aeva Technologies *	13,364	234,405
Agilysys *	12,603	1,325,331
Alarm.com Holdings *	22,935	1,255,691
Alkami Technology *	32,488	590,307
Alpha & Omega Semiconductor *	11,814	374,976
Ambarella *	20,400	1,754,400
Amiq Micro Inc *	8,891	565,379
Amplitude, Cl A *	46,041	408,844
Amtech Systems *	5,581	85,613
Appian, Cl A *	19,091	514,693
Arlo Technologies *	51,875	763,600
Arteris *	16,738	500,131
Asana, Cl A *	46,580	387,546
Atomera *	18,303	94,443
AvePoint *	81,227	1,058,388
Aviat Networks *	5,653	115,773
Axcelis Technologies *	15,026	1,959,090
AXT *	29,907	1,807,280
Backblaze, Cl A *	28,023	384,476
Badger Meter	14,266	1,916,637
Bel Fuse, Cl A	828	184,752
Bel Fuse, Cl B	5,852	1,591,568
Belden	18,864	2,340,079
Benchmark Electronics	17,269	1,377,548
BigBear.ai Holdings *(A)	233,625	651,814
Bit Digital *	157,177	205,902

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Bitdeer Technologies Group, Cl A *	62,036	$652,619
BK Technologies *	1,447	115,760
Blackbaud *	17,285	739,798
BlackLine *	23,783	746,786
Blaize Holdings, Cl A *	41,097	32,479
Blend Labs, Cl A *	88,030	156,693
Box, Cl A *	65,754	2,074,539
Brand Engagement Network *	2,158	25,270
Braze, Cl A *	45,838	1,142,283
C3.ai, Cl A *	65,679	602,933
Calix *	28,326	1,016,903
Cerence *	21,302	181,493
CEVA *	13,243	432,384
Cipher Digital *	162,636	3,630,036
Cleanspark *	121,231	1,668,139
Clear Secure, Cl A	45,685	2,523,639
Clearfield *	5,481	165,855
Climb Global Solutions	7,966	213,568
Cohu *	22,371	1,073,584
Commerce.com *	36,308	113,644
CommVault Systems *	21,447	2,526,457
Consensus Cloud Solutions *	8,649	314,824
Core Scientific *	150,374	3,115,749
Corsair Gaming *	22,705	240,900
CPI Card Group *	3,814	80,361
Crane NXT	24,084	1,251,164
Crexendo *	8,841	60,826
CS Disco *	13,521	52,732
CTS	13,701	878,508
Daily Journal *	646	379,267
Daktronics *	19,033	376,282
Diebold Nixdorf *	10,897	801,910
Digi International *	17,983	1,253,775
Digimarc *	6,415	42,082
Digital Turbine *	53,935	434,716
Diodes *	22,035	1,813,921
Domo, Cl B *	18,179	67,081
Duos Technologies Group *	12,591	108,409
DXC Technology *	82,437	926,592

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Eastman Kodak *	30,863	$259,249
eGain *	7,984	54,451
ePlus	12,683	1,172,036
EverCommerce *(A)	6,826	84,233
Everforth Inc *	19,444	552,987
Everspin Technologies *	9,255	134,475
Evolv Technologies Holdings *	78,483	434,011
Extreme Networks *	62,212	1,875,070
Fastly, Cl A *	73,360	1,662,338
Five9 *	36,581	1,006,343
Forward Industries *	29,529	119,002
Frequency Electronics *	3,256	188,750
Freshworks, Cl A *	102,800	1,167,294
Globant *	20,672	756,595
GPGI Inc, Cl A	86,696	1,144,387
Grid Dynamics Holdings *	31,682	218,289
GSI Technology *	15,142	84,947
Hackett Group	10,719	114,908
Harmonic *	53,059	612,831
Hut 8 *	49,480	5,325,532
I3 Verticals, Cl A *	10,534	221,846
Ichor Holdings *	16,806	1,264,988
Immersion	13,336	100,820
Impinj *	14,013	2,121,008
Infleqtion *(A)	56,334	553,763
Information Services Group	16,801	69,892
Inseego *	5,721	40,219
Insight Enterprises *	13,786	1,777,429
Intapp *	26,841	877,432
Intellicheck *	8,826	31,862
InterDigital	12,516	3,815,190
inTEST *	5,556	68,617
Itron *	21,377	2,130,432
JFrog *	52,281	4,171,501
Kaltura *	43,705	59,876
Keel Infrastructure *	282,705	1,122,339
Kimball Electronics *	11,533	285,211
Knowles *	41,168	1,506,337
Kopin *	83,760	294,835

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
KVH Industries *	5,975	$55,328
Lantronix *	16,968	91,288
Life360 *	9,017	487,369
LightPath Technologies, Cl A *	26,503	274,836
Lightwave Logic *	76,975	497,258
LiveRamp Holdings *	29,950	1,134,206
MARA Holdings *	185,696	2,102,079
MaxLinear, Cl A *	41,486	2,772,095
Methode Electronics	16,765	234,542
Mirion Technologies, Cl A *	115,991	1,737,545
Mitek Systems *	21,577	360,336
M-Tron Industries *	2,020	166,408
N-able *	34,115	159,658
Napco Security Technologies	16,677	618,383
Navitas Semiconductor, Cl A *	88,011	955,799
nCino *	51,474	950,210
NCR Voyix *	67,568	558,787
NETGEAR *	12,689	306,566
NetScout Systems *	34,200	1,390,914
NextNav *	48,479	635,560
nLight *	26,762	1,841,226
Novanta *	17,376	2,476,949
NVE	2,354	273,700
Ondas *(A)	233,741	1,750,720
One Stop Systems *	10,679	130,604
OneSpan	17,830	276,008
Ooma *	12,264	266,742
OSI Systems *	7,679	1,700,054
Ouster *	30,006	1,170,534
PagerDuty *	39,096	413,636
PAR Technology *	20,030	339,508
PC Connection	5,291	442,963
PDF Solutions *	15,840	730,066
Penguin Solutions *	24,098	1,268,278
Photronics *	27,858	843,819
Plexus *	12,978	3,261,891
Power Integrations	26,848	1,629,942
Powerfleet NJ *	61,233	240,033
Progress Software *	20,189	819,472

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Q2 Holdings *	30,438	$1,852,761
Qualys *	17,424	2,522,124
Quantum Computing *(A)	98,597	798,636
QuickLogic *	7,860	103,045
Rackspace Technology *	43,996	181,703
Rapid7 *	31,872	307,565
Red Violet *	5,456	378,537
ReposiTrak	5,943	50,159
RF Industries *	4,008	49,379
Ribbon Communications *	44,766	95,799
Richardson Electronics	5,945	108,734
Rigetti Computing *(A)	160,565	2,400,447
Rimini Street *	23,768	114,324
Riot Platforms *	170,994	3,448,949
Roadzen *	22,005	25,306
Rogers *	8,678	1,071,473
ScanSource *	10,354	586,243
ServiceTitan, Cl A *	29,402	2,442,130
SharonAI Holdings, Cl A *(A)	2,057	99,250
Silicon Laboratories *	15,887	3,455,423
Silvaco Group *	5,766	44,859
SkyWater Technology *(B)	17,866	580,109
SmartRent, Cl A *	81,729	82,546
Soluna Holdings *	50,070	61,085
SoundHound AI, Cl A *(A)	191,619	1,174,624
Sprinklr, Cl A *	53,033	337,290
Sprout Social, Cl A *	26,059	223,586
SPS Commerce *	17,846	1,309,718
Synaptics *	18,631	1,999,479
Syntec Optics Holdings *	3,385	22,104
Telos *	26,733	118,695
Tenable Holdings *	55,062	1,797,224
Teradata *	45,824	1,420,086
Thryv Holdings *	16,206	65,634
TSS *	11,636	115,429
Tucows, Cl A *	3,334	51,477
Turtle Beach *	7,132	87,367
Ultra Clean Holdings *	21,542	1,794,664
Unisys *	31,274	89,756

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Varonis Systems, Cl B *	54,724	$2,186,224
Veeco Instruments *	28,817	1,440,850
Veritone *	40,265	43,889
Vertex, Cl A *	34,864	450,094
Via Transportation, Cl A *	25,300	514,602
Viant Technology, Cl A *	8,163	96,079
Viasat *	60,833	4,679,883
Vishay Intertechnology	66,211	2,265,740
Vishay Precision Group *	5,844	537,940
Vistance Networks Inc	106,575	1,251,191
Vuzix *	33,176	77,300
Weave Communications *	31,136	203,629
Whitefiber *(A)	5,397	127,909
Wolfspeed *(A)	13,829	326,641
Workiva, Cl A *	24,922	1,490,336
Xerox Holdings	58,074	171,318
Xperi *	21,878	168,679
Yext *	41,227	225,099
Z Squared *	20,886	100,462
Zeta Global Holdings, Cl A *	108,784	2,349,734
		184,601,842
Materials — 3.7%
AdvanSix	12,831	257,390
Alpha Metallurgical Resources *	5,118	701,985
Alto Ingredients *	35,117	167,157
American Battery Technology *	61,836	129,237
Ampco-Pittsburgh *	7,745	62,270
Ardagh Metal Packaging	67,685	320,150
Ashland	22,248	1,615,427
ASP Isotopes *	55,659	222,636
Aspen Aerogels *	32,446	150,225
Avient	44,728	1,624,521
Balchem	15,704	2,631,284
Cabot	25,019	2,202,172
Century Aluminum *	33,601	1,504,317
Chemours	73,598	1,222,463
Clearwater Paper *	7,574	159,281
Commercial Metals	54,021	3,712,323

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Compass Minerals International *	15,345	$450,222
Constellium, Cl A *	64,875	1,802,227
Contango ORE *	12,585	193,809
Core Molding Technologies *	4,003	94,311
Dakota Gold *	55,803	253,346
Ecovyst *	52,730	635,924
Ferroglobe PLC	57,742	183,619
Flotek Industries *	6,940	163,367
FMC	60,892	652,153
Friedman Industries	3,295	109,559
Greif, Cl A	11,706	1,013,154
Greif, Cl B	2,308	250,372
Hawkins	9,428	1,207,067
HB Fuller	26,723	1,477,782
Huntsman	80,468	785,368
Hycroft Mining Holding, Cl A *	26,132	510,358
Idaho Strategic Resources *	7,349	206,286
Ingevity *	17,079	1,248,646
Innospec	12,077	1,038,380
Intrepid Potash *	5,327	180,905
Ivanhoe Electric *	57,985	530,563
Kaiser Aluminum	7,918	1,264,346
Knife River *	27,802	2,034,272
Koppers Holdings	8,746	428,729
Kronos Worldwide	10,547	63,493
LSB Industries *	28,673	311,962
Magnera *	16,112	213,484
Materion	10,052	2,119,364
Mativ Holdings	26,303	229,625
Metallus *	17,530	352,704
Minerals Technologies	15,062	1,148,327
Myers Industries	18,121	619,013
NioCorp Developments *	68,440	291,212
O-I Glass *	74,366	531,717
Perimeter Solutions *	72,834	2,229,449
Perpetua Resources *	41,085	756,375
PureCycle Technologies *(A)	69,711	444,059
Quaker Chemical	6,675	1,071,471
Ramaco Resources, Cl A *	20,946	192,075

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Ramaco Resources, Cl B *	3,387	$22,049
Ranpak Holdings, Cl A *	23,347	119,537
Rayonier Advanced Materials *	29,769	266,432
REalloys *(A)	27,096	237,903
Ryerson Holding	21,676	602,376
Sensient Technologies	20,652	2,554,033
Silver Bow Mining *	2,555	16,582
Smith-Midland *	1,338	36,307
Stepan	10,498	673,342
SunCoke Energy	41,300	350,224
Sylvamo	16,226	607,015
Tredegar *	13,267	100,696
TriMas	13,151	525,119
Trinseo PLC	22	—
Tronox Holdings PLC, Cl A	56,861	332,068
United States Antimony *	64,095	324,962
United States Lime & Minerals	5,286	583,046
US Gold *	6,814	88,446
USA Rare Earth *	93,014	1,390,559
Valhi	1,179	15,846
Vista Gold *	68,765	118,276
Warrior Met Coal	25,447	2,020,746
Worthington Steel	15,987	575,692
		55,533,189
Real Estate — 6.0%
Acadia Realty Trust ‡	65,383	1,469,156
AGNT Inc	45,250	183,262
AH Realty Trust Inc ‡	36,729	255,634
Alexander’s ‡	1,053	268,515
Alpine Income Property Trust ‡	7,443	150,200
American Assets Trust ‡	23,772	560,781
American Realty Investors *	610	9,284
Apple Hospitality REIT ‡	105,324	1,738,899
Braemar Hotels & Resorts ‡	28,212	64,041
Brandywine Realty Trust ‡	81,175	246,772
Broadstone Net Lease, Cl A ‡	93,276	1,997,039
BRT Apartments ‡	4,808	71,687
CareTrust REIT ‡	108,851	4,565,211

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
CBL & Associates Properties ‡	8,945	$525,161
Centerspace ‡	8,173	448,207
Chatham Lodging Trust ‡	21,621	288,208
Chiron Real Estate Inc ‡	6,081	215,875
Community Healthcare Trust ‡	13,208	241,838
Compass, Cl A *	344,321	3,921,816
Comstock Holding, Cl A *	1,703	24,012
COPT Defense Properties ‡	55,621	2,111,373
CTO Realty Growth ‡	16,083	353,344
Curbline Properties ‡	47,420	1,452,949
Cushman & Wakefield *	114,424	1,535,570
DiamondRock Hospitality ‡	99,098	1,312,058
Diversified Healthcare Trust ‡	106,890	951,321
Douglas Elliman *	35,004	59,157
Douglas Emmett ‡	79,238	936,593
Easterly Government Properties ‡	21,314	519,209
Empire State Realty Trust, Cl A ‡	68,736	347,804
Essential Properties Realty Trust ‡	105,675	3,306,571
Farmland Partners ‡	19,697	184,167
Forestar Group *	9,432	265,511
Four Corners Property Trust ‡	53,306	1,364,634
FrontView REIT ‡	10,301	209,522
FRP Holdings *	5,609	125,193
Getty Realty ‡	27,904	952,643
Gladstone Commercial ‡	23,466	293,325
Gladstone Land ‡	19,392	157,269
Global Net Lease ‡	92,469	806,330
Highwoods Properties ‡	53,513	1,772,886
Hudson Pacific Properties ‡ *	25,617	352,746
Independence Realty Trust ‡	114,985	1,912,201
Industrial Logistics Properties Trust ‡	27,150	233,761
Innovative Industrial Properties ‡	13,791	811,049
InvenTrust Properties ‡	37,985	1,345,049
JBG SMITH Properties ‡	28,798	404,612
Kite Realty Group Trust ‡	99,092	2,836,013
LTC Properties ‡	23,817	958,396
LXP Industrial Trust ‡	28,181	1,705,796
Macerich ‡	136,909	3,537,729
Marcus & Millichap	10,996	338,127

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Maui Land & Pineapple *	3,049	$52,870
Modiv Industrial ‡	4,655	80,625
National Health Investors ‡	23,271	1,783,722
National Healthcare Properties, Cl A ‡	21,666	331,273
NET Lease Office Properties ‡	7,241	84,720
NETSTREIT ‡	47,481	1,018,467
Newmark Group, Cl A	75,876	1,137,761
NexPoint Diversified Real Estate Trust ‡	17,943	81,102
NexPoint Residential Trust ‡	10,964	286,270
One Liberty Properties ‡	8,435	205,055
Opendoor Technologies *	451,052	1,700,466
Orion Office REIT ‡	25,688	67,816
Outfront Media ‡	77,272	2,462,659
Park Hotels & Resorts ‡	90,421	1,361,740
Pebblebrook Hotel Trust ‡	54,347	1,038,028
Phillips Edison ‡	61,635	2,618,871
Piedmont Office Realty Trust ‡ *	60,631	587,514
Postal Realty Trust, Cl A ‡	12,793	294,751
RE/MAX Holdings, Cl A *	8,938	80,978
RLJ Lodging Trust ‡	59,808	732,648
RMR Group, Cl A	7,561	143,961
Ryman Hospitality Properties ‡	30,077	4,019,791
Sabra Health Care REIT ‡	122,320	2,589,514
Safehold ‡	27,181	439,789
Saul Centers ‡	6,370	217,026
Seaport Entertainment Group *	3,634	95,320
Service Properties Trust ‡	56,231	451,535
SITE Centers ‡	24,383	104,359
SL Green Realty ‡	34,897	1,847,098
SmartStop Self Storage REIT ‡	26,996	905,446
St. Joe	18,623	1,159,096
Strawberry Fields REIT ‡	3,831	54,477
Summit Hotel Properties ‡	49,899	343,305
Sunstone Hotel Investors ‡	87,462	1,029,428
Tanger ‡	54,955	2,234,470
Tejon Ranch *	10,224	173,092
Terreno Realty ‡	51,272	3,673,639
Transcontinental Realty Investors *	508	20,721
UMH Properties ‡	39,436	595,878

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Universal Health Realty Income Trust ‡	6,233	$270,637
Urban Edge Properties ‡	61,956	1,403,923
Xenia Hotels & Resorts ‡	44,912	924,289
		89,402,636
Utilities — 2.6%
American States Water	19,093	1,635,125
Avista	40,202	1,626,171
Black Hills	37,252	2,652,715
Cadiz *	27,350	81,776
California Water Service Group	29,131	1,459,754
Chesapeake Utilities	11,638	1,545,294
Consolidated Water	7,412	216,430
Genie Energy, Cl B	10,102	140,519
Global Water Resources	6,679	47,822
H2O America	16,962	1,040,279
Hallador Energy *	16,861	239,763
Hawaiian Electric Industries *	79,538	1,027,631
MGE Energy	18,023	1,433,369
Middlesex Water	8,911	510,600
Montauk Renewables *	32,718	55,948
New Jersey Resources	49,302	2,854,093
Northwest Natural Holding	20,531	1,004,377
Northwestern Energy Group	30,018	2,063,437
ONE Gas	30,555	2,372,596
Ormat Technologies	30,100	2,937,158
Otter Tail	18,724	1,655,576
Portland General Electric	56,634	2,793,755
Pure Cycle *	9,499	99,834
RGC Resources	4,067	87,034
Southwest Gas Holdings	35,380	3,162,972
Spire	28,387	2,266,986
TXNM Energy	49,929	2,891,888
Unitil	8,617	464,801
York Water	7,836	242,681
		38,610,384
TOTAL UNITED STATES		1,423,612,320

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

	Shares	Value
COMMON STOCK — continued
URUGUAY — 0.0%
Financials — 0.0%
Dlocal, Cl A	43,604	$657,548

TOTAL COMMON STOCK (Cost $1,338,343,430)		1,484,323,419

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Zimmer Biomet Holdings#(B)	28,145	—
TOTAL RIGHTS (Cost $–)		—

	Shares
SHORT-TERM INVESTMENT(C)(D) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $16,646,474)	16,646,474	16,646,474
TOTAL INVESTMENTS — 100.8% (Cost $1,354,989,904)		$1,500,969,893

Percentages are based on Net Assets of $1,489,019,793.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts
Russell 2000 Index E-Mini	38	Sep-2026	$5,611,511	$5,582,200	$(29,311)

*	Non-income producing security.
‡	Real Estate Investment Trust
#	Expiration date not available.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $19,903,227.
(B)	Level 3 security in accordance with fair value hierarchy.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 ETF

(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $16,646,474. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $-.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2026.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$1,483,743,310	$—	$580,109		$1,484,323,419
Rights	—	—	—	^	—
Short-Term Investment	16,646,474	—	—		16,646,474
Total Investments in Securities	$1,500,389,784	$—	$580,109		$1,500,969,893

Other Financial Instruments	Level 1	Level 2	Level 3		Total
Futures Contracts*
Unrealized Depreciation	$(29,311)	$—	$—		$(29,311)
Total Other Financial Instruments	$(29,311)	$—	$—		$(29,311)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
^	Includes Securities in which the fair value is $0 or has been rounded to $0.
(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.7%
Utilities — 1.7%
Emera (A)	147,355	$7,940,961

UNITED KINGDOM — 3.8%
Utilities — 3.8%
National Grid PLC ADR	218,862	17,502,394

UNITED STATES — 94.3%
Consumer Discretionary — 0.0%
EVgo, Cl A *	55,980	88,448

Industrials — 22.8%
Ameresco, Cl A *	15,648	329,703
American Superconductor *	20,926	614,597
AMETEK	80,426	19,439,768
Bloom Energy, Cl A *	91,514	18,834,496
Eaton PLC	46,833	19,445,062
EnerSys	16,756	3,117,454
Eos Energy Enterprises *(A)	125,537	424,315
FuelCell Energy *	23,253	502,497
Hubbell, Cl B	25,336	11,972,527
MasTec *	28,387	7,468,620
NuScale Power *	93,649	788,525
Plug Power *	629,775	1,297,336
Quanta Services	31,603	21,090,578
		105,325,478
Utilities — 71.5%
Alliant Energy	124,678	8,824,709
Ameren	133,833	14,669,435
American Electric Power	142,910	18,271,044
Avista	39,220	1,586,449
Clearway Energy, Cl C	42,368	1,344,337
Consolidated Edison	173,260	18,859,351
Constellation Energy	64,220	16,873,805
Dominion Energy	306,038	21,168,648
Duke Energy	149,064	18,697,098
Edison International	198,098	14,534,450

Schedules of Investments	July 31, 2026 (Unaudited)
Global X U.S. Electrification ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	164,786	$17,734,269
Evergy	111,042	9,217,596
Eversource Energy	182,827	13,088,585
Exelon	405,864	18,596,688
FirstEnergy	285,593	13,796,998
Hawaiian Electric Industries *	82,133	1,061,158
IDACORP	26,533	3,791,831
NextEra Energy	207,686	18,052,067
Northwestern Energy Group	28,497	1,958,884
OGE Energy	101,551	4,808,440
Ormat Technologies	28,334	2,764,832
Pinnacle West Capital	57,886	5,845,907
Portland General Electric	56,845	2,804,164
Public Service Enterprise Group	234,160	17,955,389
Southern	201,041	19,006,416
Talen Energy *	18,971	6,338,211
TXNM Energy	51,915	3,006,917
Vistra	116,382	17,246,649
Xcel Energy	234,625	18,347,675
		330,252,002
TOTAL UNITED STATES		435,665,928
TOTAL COMMON STOCK (Cost $443,230,337)		461,109,283

SHORT-TERM INVESTMENT(B)(C) — 1.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 3.590% (Cost $7,749,833)	7,749,833	7,749,833
TOTAL INVESTMENTS — 101.5% (Cost $450,980,170)		$468,859,116

Percentages are based on Net Assets of $461,724,911.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2026. The total market value of securities on loan at July 31, 2026 was $8,365,276.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X U.S. Electrification ETF

(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of July 31, 2026 was $7,749,833. The total value of non-cash collateral held from securities on loan as of July 31, 2026 was $-.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2026.

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES — 99.9%
Communication Services — 6.0%
AppLovin, Cl A *	103	$40,778
Verizon Communications	1,308	61,227
		102,005
Consumer Discretionary — 22.1%
Amazon.com *	308	83,647
AutoZone *	5	15,081
Deckers Outdoor *	44	4,263
Domino’s Pizza	9	3,127
Home Depot	230	76,351
Lowe’s	166	34,496
Lululemon Athletica *	36	4,279
Marriott International, Cl A	66	24,607
O’Reilly Automotive *	245	21,891
Starbucks	343	36,101
Tapestry	61	9,295
TJX	310	48,775
Yum! Brands	83	12,722
		374,635
Consumer Staples — 10.0%
Altria Group	483	33,003
Kimberly-Clark	99	10,822
PepsiCo	413	57,638
Walmart	609	67,721
		169,184
Energy — 0.8%
Expand Energy	77	7,240
Texas Pacific Land	18	7,247
		14,487
Financials — 5.9%
Ameriprise Financial	27	14,738
Capital One Financial	199	41,593
Progressive	170	35,941

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Synchrony Financial	106	$8,034
		100,306
Health Care — 24.2%
AbbVie	326	81,806
Cencora	57	17,746
Eli Lilly	65	74,675
HCA Healthcare	48	19,324
IDEXX Laboratories *	25	13,977
McKesson	35	29,967
Merck	616	80,203
ResMed	43	9,072
UnitedHealth Group	180	74,592
Zoetis, Cl A	123	9,507
		410,869
Industrials — 6.8%
Automatic Data Processing	125	33,307
Copart *	281	8,183
Lockheed Martin	62	36,130
Paychex	101	11,801
United Parcel Service, Cl B	243	25,325
		114,746
Information Technology — 24.1%
Adobe *	147	36,810
Arista Networks *	359	64,746
Cisco Systems	619	71,798
Fair Isaac *	8	8,984
GoDaddy, Cl A *	47	3,889
Intuit	106	33,503
Microsoft	185	85,973
Motorola Solutions	51	22,223
NVIDIA	367	73,675

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Market Leaders Top 50 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
VeriSign	26	$7,541
		409,142
TOTAL UNITED STATES		1,695,374
TOTAL COMMON STOCK (Cost $1,691,173)		1,695,374
TOTAL INVESTMENTS — 99.9% (Cost $1,691,173)		$1,695,374

Percentages are based on Net Assets of $1,697,242.

*	Non-income producing security.

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES — 99.8%
Communication Services — 5.2%
AppLovin, Cl A *	18	$7,126
AT&T	815	18,949
Charter Communications, Cl A *	10	1,450
Comcast, Cl A	418	10,015
EchoStar, Cl A *	16	1,345
Fox, Cl A	23	1,339
Fox, Cl B	16	831
Live Nation Entertainment *	19	3,309
Omnicom Group	33	2,597
Paramount Skydance, Cl B	37	295
Take-Two Interactive Software *	20	4,858
TKO Group Holdings, Cl A	7	1,273
T-Mobile US	55	9,499
Trade Desk, Cl A *	50	902
Verizon Communications	490	22,937
Walt Disney	204	19,623
Warner Bros Discovery *	291	7,653
		114,001
Consumer Discretionary — 12.5%
Amazon.com *	498	135,247
AutoZone *	1	3,016
Best Buy	10	863
Carnival	65	1,808
Carvana, Cl A *	36	2,245
Chipotle Mexican Grill, Cl A *	65	2,419
Darden Restaurants	6	1,221
Deckers Outdoor *	7	678
Domino’s Pizza	2	695
DoorDash, Cl A *	19	3,727
DR Horton	13	1,860
eBay	23	2,622
Expedia Group	6	1,768
Ford Motor	199	2,921
General Motors	46	4,087
Genuine Parts	7	871
Hasbro	7	657
Hilton Worldwide Holdings	12	3,846

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Home Depot	51	$16,930
Lennar, Cl A	11	906
Lowe’s	28	5,819
Lululemon Athletica *	5	594
Marriott International, Cl A	11	4,101
MGM Resorts International *	10	446
O’Reilly Automotive *	42	3,753
PulteGroup	10	1,265
Ross Stores	16	4,017
Starbucks	58	6,104
Tapestry	10	1,524
Tesla *	143	44,503
TJX	56	8,811
Tractor Supply	27	831
Ulta Beauty *	2	1,026
Williams-Sonoma	6	1,372
Yum! Brands	14	2,146
		274,699
Consumer Staples — 4.1%
Altria Group	85	5,808
Casey’s General Stores	2	1,742
Church & Dwight	12	1,186
Clorox	6	573
Constellation Brands, Cl A	7	912
Costco Wholesale	23	21,893
Dollar General	11	1,398
Dollar Tree *	9	1,145
General Mills	27	965
Hershey	8	1,400
Hormel Foods	15	375
J M Smucker	5	596
Keurig Dr Pepper	69	2,147
Kimberly-Clark	17	1,858
Kraft Heinz	43	1,112
Kroger	29	1,674
McCormick	13	662
Molson Coors Beverage, Cl B	8	333
Monster Beverage *	36	3,470

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
PepsiCo	70	$9,769
Sysco	24	2,046
Target	23	3,323
Tyson Foods, Cl A	14	811
Walmart	223	24,798
		89,996
Energy — 2.3%
APA	18	672
ConocoPhillips	62	7,470
Devon Energy	59	2,663
Diamondback Energy	10	2,029
EOG Resources	27	4,015
EQT	32	1,705
Expand Energy	12	1,128
Kinder Morgan	100	3,218
Marathon Petroleum	15	4,747
Occidental Petroleum	37	2,112
ONEOK	32	2,906
Phillips 66	20	4,234
Targa Resources	11	2,974
Texas Pacific Land	3	1,208
Valero Energy	15	4,693
Williams	62	4,435
		50,209
Financials — 15.2%
Allstate	13	3,433
American Express	27	9,079
Ameriprise Financial	5	2,729
Apollo Global Management	23	2,889
Ares Management, Cl A	11	1,409
Arthur J Gallagher	13	3,243
Assurant	3	838
Bank of America	332	20,567
Bank of New York Mellon	35	5,472
Berkshire Hathaway, Cl B *	93	47,573
Blackrock	7	7,633
Blackstone	38	4,855

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Block, Cl A *	27	$2,194
Brown & Brown	15	1,056
Capital One Financial	32	6,688
CBOE Global Markets	5	1,551
Charles Schwab	83	8,735
Chubb	18	6,312
Cincinnati Financial	8	1,421
Citigroup	87	11,523
Citizens Financial Group	22	1,576
CME Group, Cl A	18	4,820
Coinbase Global, Cl A *	11	1,609
Erie Indemnity, Cl A	1	242
Everest Group	2	748
FactSet Research Systems	2	526
Fidelity National Information Services	26	1,164
Fifth Third Bancorp	46	2,599
Fiserv *	27	1,456
Franklin Resources	16	542
Global Payments	12	1,009
Globe Life	4	729
Goldman Sachs Group	15	15,276
Hartford Insurance Group	14	1,987
Huntington Bancshares	103	1,755
Interactive Brokers Group, Cl A	23	2,024
Intercontinental Exchange	29	4,422
Invesco	23	681
Jack Henry & Associates	4	616
JPMorgan Chase	136	47,843
KeyCorp	47	1,062
KKR	35	3,550
Loews	9	1,044
M&T Bank	7	1,724
MetLife	27	2,596
Moody’s	8	3,827
Morgan Stanley	61	12,836
Nasdaq	23	2,166
Northern Trust	9	1,640
PayPal Holdings	45	2,575
PNC Financial Services Group	20	4,997

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Principal Financial Group	10	$1,137
Progressive	30	6,343
Prudential Financial	18	2,197
Raymond James Financial	9	1,584
Regions Financial	43	1,331
Robinhood Markets, Cl A *	40	3,462
S&P Global	15	6,179
State Street	14	2,578
Synchrony Financial	17	1,288
T Rowe Price Group	11	1,229
Travelers	11	4,118
Truist Financial	63	3,266
US Bancorp	79	4,978
W R Berkley	15	1,088
Wells Fargo	156	13,486
		333,105
Health Care — 11.6%
AbbVie	90	22,585
Amgen	27	10,399
Baxter International	26	680
Becton Dickinson	14	2,319
Biogen *	8	1,624
Bio-Techne	8	577
Boston Scientific *	76	3,552
Bristol-Myers Squibb	104	6,792
Cardinal Health	12	2,760
Cencora	10	3,114
Centene *	24	1,493
Charles River Laboratories International *	2	465
Cigna Group	13	3,628
Cooper *	10	723
CVS Health	65	6,788
DaVita *	2	480
Dexcom *	20	1,669
Edwards Lifesciences *	29	2,496
Elevance Health	11	4,134
Eli Lilly	40	45,954
Gilead Sciences	63	8,203

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
HCA Healthcare	8	$3,221
Henry Schein *	5	429
Humana	6	2,183
IDEXX Laboratories *	4	2,236
Incyte *	9	1,076
Insulet *	4	661
Intuitive Surgical *	18	6,360
Johnson & Johnson	122	31,275
Labcorp Holdings	4	1,237
McKesson	6	5,137
Medtronic PLC	65	5,550
Merck	126	16,405
Moderna *	18	987
Pfizer	290	7,253
Quest Diagnostics	6	1,398
ResMed	7	1,477
Solventum *	7	598
STERIS PLC	5	1,142
Stryker	18	5,863
UnitedHealth Group	46	19,062
Universal Health Services, Cl B	3	505
Veeva Systems, Cl A *	8	1,630
Vertex Pharmaceuticals *	13	6,202
Zimmer Biomet Holdings	10	939
Zoetis, Cl A	21	1,623
		254,884
Industrials — 10.1%
A O Smith	6	361
Allegion PLC	4	630
AMETEK	12	2,901
Automatic Data Processing	20	5,329
Axon Enterprise *	4	2,111
Boeing *	40	8,646
Broadridge Financial Solutions	6	924
Builders FirstSource *	5	332
Carrier Global	40	2,472
Caterpillar	23	18,741
CH Robinson Worldwide	6	886

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cintas	17	$3,479
Comfort Systems USA	2	3,459
Copart *	45	1,310
CSX	95	4,788
Cummins	7	4,439
Deere	13	7,705
Delta Air Lines	33	2,886
Dover	7	1,432
Eaton PLC	20	8,304
EMCOR Group	2	1,595
Equifax	6	1,036
Fastenal	58	2,767
FedEx	11	3,381
Generac Holdings *	3	591
General Dynamics	13	4,984
Honeywell Aerospace *	16	3,308
Honeywell International	16	3,889
Howmet Aerospace	20	5,645
Hubbell, Cl B	3	1,418
Huntington Ingalls Industries	2	653
IDEX	4	922
Jacobs Solutions	6	810
JB Hunt Transport Services	4	1,087
Johnson Controls International PLC	31	4,546
L3Harris Technologies	9	2,494
Leidos Holdings	6	694
Lennox International	2	832
Lockheed Martin	10	5,827
Masco	10	715
Norfolk Southern	11	3,690
Northrop Grumman	7	3,797
Old Dominion Freight Line	9	1,909
PACCAR	27	3,582
Parker-Hannifin	6	5,859
Paychex	16	1,869
Pentair PLC	8	524
Quanta Services	8	5,339
Republic Services, Cl A	10	2,106
Rockwell Automation	6	2,881

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	15	$570
RTX	68	14,635
Snap-On	3	1,231
Southwest Airlines	25	1,124
Stanley Black & Decker	8	757
Textron	9	767
Trane Technologies PLC	11	5,004
TransDigm Group	3	3,763
Union Pacific	30	8,764
United Airlines Holdings *	17	2,063
United Parcel Service, Cl B	38	3,960
United Rentals	3	3,238
Verisk Analytics, Cl A	7	1,364
Vertiv Holdings, Cl A	20	4,831
Waste Management	19	4,304
WW Grainger	2	2,764
Xylem	12	1,404
		220,428
Information Technology — 32.0%
Adobe *	28	7,012
Akamai Technologies *	10	1,152
Arista Networks *	70	12,625
CDW	9	1,330
Ciena *	10	3,771
Cisco Systems	269	31,201
Cognizant Technology Solutions, Cl A	32	1,771
Coherent *	13	3,418
CrowdStrike Holdings, Cl A *	68	12,978
Datadog, Cl A *	23	6,163
Dell Technologies, Cl C	20	8,107
F5 *	4	1,610
Fair Isaac *	2	2,246
First Solar *	7	1,477
Gartner *	5	755
Gen Digital	38	1,043
GoDaddy, Cl A *	9	745
Intuit	19	6,005
Micron Technology	77	63,373

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Microsoft	506	$235,148
Motorola Solutions	11	4,793
NVIDIA	1,048	210,386
Oracle	116	15,065
Palantir Technologies, Cl A *	157	19,320
Palo Alto Networks *	55	18,251
Roper Technologies	7	2,744
Salesforce	56	10,305
ServiceNow *	70	7,786
Skyworks Solutions	10	623
Super Micro Computer *	34	966
Teledyne Technologies *	3	1,967
Trimble *	16	905
Tyler Technologies *	3	929
VeriSign	6	1,740
Workday, Cl A *	14	2,245
		699,955
Materials — 1.0%
CF Industries Holdings	8	1,002
CRH PLC	34	3,230
Ecolab	13	3,609
International Paper	27	1,102
Martin Marietta Materials	3	1,576
Nucor	12	3,088
Packaging Corp of America	5	1,229
Sherwin-Williams	12	4,090
Steel Dynamics	7	1,759
Vulcan Materials	7	1,880
		22,565
Real Estate — 2.6%
Alexandria Real Estate Equities ‡	8	412
American Tower ‡	24	4,161
AvalonBay Communities ‡	7	1,299
BXP ‡	8	561
Camden Property Trust ‡	5	554
CBRE Group, Cl A *	15	2,202
CoStar Group *	21	604

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Crown Castle ‡	22	$1,679
Digital Realty Trust ‡	17	3,205
Equity Residential ‡	17	1,130
Essex Property Trust ‡	3	852
Extra Space Storage ‡	11	1,628
Federal Realty Investment Trust ‡	4	496
Healthpeak Properties ‡	35	764
Host Hotels & Resorts ‡	32	804
Invitation Homes ‡	28	832
Iron Mountain ‡	15	1,835
Kimco Realty ‡	34	866
Mid-America Apartment Communities ‡	6	794
ProLogis ‡	47	6,797
Public Storage ‡	8	2,593
Realty Income ‡	47	3,002
Regency Centers ‡	8	642
SBA Communications, Cl A ‡	5	905
Simon Property Group ‡	16	3,670
UDR ‡	15	572
Ventas ‡	25	2,338
VICI Properties, Cl A ‡	56	1,476
Welltower ‡	36	8,440
Weyerhaeuser ‡	37	926
		56,039
Utilities — 3.2%
Alliant Energy	13	920
Ameren	14	1,535
American Electric Power	28	3,580
American Water Works	10	1,342
Atmos Energy	8	1,382
CenterPoint Energy	33	1,387
CMS Energy	16	1,152
Consolidated Edison	19	2,068
Constellation Energy	16	4,204
Dominion Energy	45	3,113
DTE Energy	11	1,561
Duke Energy	40	5,017
Edison International	20	1,467

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® U.S. Revenue Leaders ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Entergy	23	$2,475
Evergy	12	996
Eversource Energy	19	1,360
Exelon	52	2,383
FirstEnergy	26	1,256
NextEra Energy	106	9,214
NiSource	24	1,066
NRG Energy	11	1,477
PG&E	112	1,947
Pinnacle West Capital	6	606
PPL	38	1,338
Public Service Enterprise Group	25	1,917
Sempra	33	2,922
Southern	57	5,389
Vistra	16	2,371
WEC Energy Group	17	1,860
Xcel Energy	32	2,502
		69,807
TOTAL UNITED STATES		2,185,688
TOTAL COMMON STOCK (Cost $2,010,450)		2,185,688
TOTAL INVESTMENTS — 99.8% (Cost $2,010,450)		$2,185,688

Percentages are based on Net Assets of $2,189,586.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — 99.9%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	31	$7,104

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	36	7,405

UNITED STATES — 99.7%
Communication Services — 9.9%
Alphabet, Cl A	734	261,399
Alphabet, Cl C	592	211,137
AppLovin, Cl A *	33	13,065
AT&T	870	20,228
Charter Communications, Cl A *	10	1,450
Comcast, Cl A	446	10,686
EchoStar, Cl A *	17	1,430
Fox, Cl A	25	1,456
Fox, Cl B	17	883
Live Nation Entertainment *	20	3,483
Meta Platforms, Cl A	275	153,095
Netflix *	527	37,791
News, Cl A	46	1,268
News, Cl B	15	469
Omnicom Group	36	2,833
Paramount Skydance, Cl B	39	310
TKO Group Holdings, Cl A	8	1,454
T-Mobile US	58	10,017
Trade Desk, Cl A *	54	974
Verizon Communications	523	24,482
Walt Disney	217	20,873
Warner Bros Discovery *	310	8,153
		786,936
Consumer Discretionary — 9.4%
Airbnb, Cl A *	52	7,879
Amazon.com *	1,224	332,414
Aptiv PLC *	27	1,525
AutoZone *	2	6,032

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Best Buy	25	$2,157
Booking Holdings	97	18,711
Carnival	161	4,477
Carvana, Cl A *	90	5,612
Chipotle Mexican Grill, Cl A *	161	5,992
Darden Restaurants	15	3,054
Deckers Outdoor *	18	1,744
Domino’s Pizza	3	1,042
DoorDash, Cl A *	47	9,220
DR Horton	33	4,721
eBay	55	6,271
Expedia Group	15	4,421
Ford Motor	489	7,179
Garmin	20	5,876
General Motors	113	10,041
Genuine Parts	17	2,114
Hasbro	17	1,597
Hilton Worldwide Holdings	28	8,974
Home Depot	125	41,495
Lennar, Cl A	27	2,223
Lowe’s	70	14,547
Lululemon Athletica *	13	1,545
Marriott International, Cl A	27	10,066
McDonald’s	89	24,087
NIKE, Cl B	150	6,257
Norwegian Cruise Line Holdings *	57	1,056
O’Reilly Automotive *	104	9,292
PulteGroup	24	3,035
Ralph Lauren, Cl A	5	1,902
Ross Stores	40	10,043
Royal Caribbean Cruises	31	9,867
Starbucks	143	15,051
Tapestry	25	3,809
Tesla *	352	109,546
TJX	138	21,713
Tractor Supply	65	2,000
Ulta Beauty *	6	3,077
Williams-Sonoma	15	3,430

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Yum! Brands	35	$5,365
		750,459
Consumer Staples — 4.6%
Archer-Daniels-Midland	71	5,628
Bunge Global	20	2,125
Casey’s General Stores	6	5,226
Church & Dwight	35	3,458
Clorox	18	1,720
Coca-Cola	569	49,839
Colgate-Palmolive	118	10,773
Costco Wholesale	65	61,873
Dollar General	33	4,193
Dollar Tree *	27	3,435
Estee Lauder, Cl A	36	3,020
General Mills	79	2,824
Hershey	21	3,676
Hormel Foods	43	1,075
J M Smucker	16	1,908
Keurig Dr Pepper	200	6,224
Kimberly-Clark	48	5,247
Kraft Heinz	126	3,257
Kroger	83	4,792
McCormick	37	1,883
Mondelez International, Cl A	189	11,777
Monster Beverage *	105	10,120
PepsiCo	201	28,052
Procter & Gamble	342	49,416
Sysco	71	6,052
Target	66	9,536
Tyson Foods, Cl A	42	2,434
Walmart	645	71,724
		371,287
Energy — 3.4%
APA	44	1,642
Baker Hughes, Cl A	124	7,501
Chevron	233	45,861
ConocoPhillips	152	18,313

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Devon Energy	144	$6,499
Diamondback Energy	25	5,074
EOG Resources	66	9,813
EQT	78	4,157
Expand Energy	30	2,821
ExxonMobil Holdings	516	80,207
Halliburton	105	3,386
Kinder Morgan	244	7,852
Marathon Petroleum	36	11,393
Occidental Petroleum	90	5,136
ONEOK	79	7,174
Phillips 66	50	10,584
SLB	187	9,273
Targa Resources	27	7,300
Texas Pacific Land	7	2,818
Valero Energy	37	11,577
Williams	153	10,946
		269,327
Financials — 12.6%
Aflac	60	7,649
Allstate	34	8,979
American Express	69	23,201
American International Group	69	5,422
Ameriprise Financial	11	6,004
Aon PLC, Cl A	28	10,095
Apollo Global Management	60	7,535
Arch Capital Group *	45	4,524
Ares Management, Cl A	27	3,458
Arthur J Gallagher	34	8,480
Assurant	7	1,954
Bank of America	845	52,348
Bank of New York Mellon	89	13,913
Berkshire Hathaway, Cl B *	237	121,235
Blackrock	19	20,717
Blackstone	96	12,264
Block, Cl A *	70	5,687
Brown & Brown	38	2,675
Capital One Financial	81	16,930

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CBOE Global Markets	14	$4,343
Charles Schwab	212	22,311
Chubb	46	16,131
Cincinnati Financial	20	3,554
Citigroup	221	29,271
Citizens Financial Group	55	3,941
CME Group, Cl A	47	12,586
Coinbase Global, Cl A *	29	4,242
Corpay *	9	3,439
Erie Indemnity, Cl A	3	726
Everest Group	6	2,245
FactSet Research Systems	5	1,316
Fidelity National Information Services	66	2,955
Fifth Third Bancorp	117	6,610
Fiserv *	69	3,722
Franklin Resources	39	1,321
Global Payments	30	2,522
Globe Life	10	1,823
Goldman Sachs Group	38	38,698
Hartford Insurance Group	36	5,109
Huntington Bancshares	262	4,464
Interactive Brokers Group, Cl A	57	5,015
Intercontinental Exchange	73	11,131
Invesco	57	1,687
Jack Henry & Associates	9	1,386
JPMorgan Chase	347	122,071
KeyCorp	119	2,688
KKR	90	9,129
Loews	21	2,436
M&T Bank	19	4,680
Marsh & McLennan	62	11,761
Mastercard, Cl A	105	60,176
MetLife	70	6,729
Moody’s	19	9,089
Morgan Stanley	155	32,615
MSCI, Cl A	9	5,150
Nasdaq	57	5,369
Northern Trust	24	4,373
PayPal Holdings	114	6,522

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PNC Financial Services Group	52	$12,993
Principal Financial Group	26	2,956
Progressive	75	15,857
Prudential Financial	45	5,494
Raymond James Financial	22	3,872
Regions Financial	110	3,405
Robinhood Markets, Cl A *	102	8,829
S&P Global	39	16,065
State Street	36	6,630
Synchrony Financial	44	3,335
T Rowe Price Group	28	3,129
Travelers	27	10,108
Truist Financial	161	8,346
US Bancorp	201	12,665
Visa, Cl A	215	78,718
W R Berkley	38	2,757
Willis Towers Watson PLC	12	4,031
		1,005,596
Health Care — 9.2%
Abbott Laboratories	423	44,711
AbbVie	430	107,904
Agilent Technologies	69	9,548
Align Technology *	16	2,707
Amgen	132	50,841
Baxter International	126	3,296
Becton Dickinson	67	11,097
Biogen *	36	7,306
Bio-Techne	38	2,739
Boston Scientific *	361	16,870
Cardinal Health	57	13,112
Cencora	47	14,633
Charles River Laboratories International *	11	2,558
Cigna Group	64	17,859
Cooper *	47	3,399
CVS Health	310	32,373
Danaher	153	29,832
DaVita *	8	1,921
Dexcom *	93	7,761

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Edwards Lifesciences *	140	$12,050
Elevance Health	53	19,920
GE HealthCare Technologies	110	7,482
Gilead Sciences	302	39,323
Henry Schein *	24	2,058
Humana	29	10,552
IDEXX Laboratories *	19	10,622
Incyte *	41	4,900
Insulet *	17	2,811
Intuitive Surgical *	86	30,386
IQVIA Holdings *	41	9,636
Labcorp Holdings	20	6,184
McKesson	29	24,829
Medtronic PLC	312	26,642
Mettler-Toledo International *	5	7,081
Quest Diagnostics	27	6,291
ResMed	35	7,384
Revvity	27	3,038
Solventum *	36	3,076
STERIS PLC	24	5,482
Stryker	84	27,359
Thermo Fisher Scientific	90	51,687
Veeva Systems, Cl A *	36	7,336
Waters *	24	9,055
West Pharmaceutical Services	17	5,796
Zimmer Biomet Holdings	47	4,415
Zoetis, Cl A	102	7,884
		733,746
Industrials — 8.6%
3M	73	12,868
A O Smith	16	962
Allegion PLC	12	1,889
AMETEK	32	7,735
Automatic Data Processing	55	14,655
Axon Enterprise *	11	5,805
Boeing *	110	23,775
Broadridge Financial Solutions	16	2,463
Builders FirstSource *	15	997

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	109	$6,737
Caterpillar	64	52,148
CH Robinson Worldwide	17	2,511
Cintas	47	9,618
Comfort Systems USA	5	8,648
Copart *	124	3,611
CSX	259	13,054
Cummins	19	12,050
Deere	35	20,743
Delta Air Lines	91	7,957
Dover	19	3,888
DuPont de Nemours	17	2,329
Eaton PLC	54	22,421
EMCOR Group	7	5,582
Emerson Electric	78	11,686
Equifax	17	2,935
Expeditors International of Washington	18	3,022
Fastenal	160	7,634
FedEx	30	9,222
Fortive	43	2,546
GE Aerospace	145	52,210
GE Vernova	37	36,641
Generac Holdings *	8	1,577
Honeywell Aerospace *	44	9,097
Honeywell International	43	10,451
Howmet Aerospace	56	15,807
Hubbell, Cl B	8	3,780
Huntington Ingalls Industries	6	1,959
IDEX	10	2,304
Illinois Tool Works	36	10,330
Ingersoll Rand	50	4,169
Jacobs Solutions	17	2,294
JB Hunt Transport Services	10	2,717
Johnson Controls International PLC	85	12,466
Leidos Holdings	18	2,081
Lennox International	4	1,664
Masco	28	2,001
Nordson	8	2,382
Norfolk Southern	31	10,400

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Old Dominion Freight Line	26	$5,516
Otis Worldwide	53	3,813
PACCAR	73	9,686
Parker-Hannifin	18	17,578
Paychex	45	5,258
Pentair PLC	23	1,505
Quanta Services	21	14,015
Republic Services, Cl A	28	5,895
Rockwell Automation	16	7,681
Rollins	41	1,557
Snap-On	7	2,873
Southwest Airlines	68	3,058
Stanley Black & Decker	21	1,986
Textron	25	2,131
Trane Technologies PLC	30	13,648
TransDigm Group	8	10,035
Uber Technologies *	284	19,982
Union Pacific	82	23,955
United Airlines Holdings *	45	5,460
United Parcel Service, Cl B	104	10,839
United Rentals	9	9,713
Veralto	34	3,202
Verisk Analytics, Cl A	18	3,507
Vertiv Holdings, Cl A	54	13,045
Waste Management	52	11,781
Westinghouse Air Brake Technologies	24	6,981
WW Grainger	6	8,293
Xylem	33	3,860
		690,674
Information Technology — 36.2%
Accenture PLC, Cl A	75	12,444
Adobe *	50	12,520
Advanced Micro Devices *	201	95,706
Akamai Technologies *	18	2,073
Amphenol, Cl A	152	24,426
Analog Devices	60	22,045
Apple	1,810	559,127
Applied Materials	98	49,752

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Arista Networks *	127	$22,904
Autodesk *	26	6,089
Broadcom	584	227,340
Cadence Design Systems *	34	11,561
CDW	16	2,365
Ciena *	17	6,410
Cisco Systems	487	56,487
Cognizant Technology Solutions, Cl A	58	3,210
Coherent *	24	6,309
Corning	97	13,410
CrowdStrike Holdings, Cl A *	124	23,667
Datadog, Cl A *	41	10,987
Dell Technologies, Cl C	36	14,593
F5 *	7	2,818
Fair Isaac *	3	3,369
First Solar *	13	2,743
Flex *	45	5,119
Fortinet *	77	12,470
Gartner *	8	1,208
Gen Digital	68	1,867
GoDaddy, Cl A *	17	1,407
Hewlett Packard Enterprise	163	7,808
HP	113	3,082
Intel *	583	52,587
International Business Machines	116	25,943
Intuit	34	10,746
Jabil	13	4,096
Keysight Technologies *	21	6,701
KLA	161	29,434
Lam Research	154	45,125
Lumentum Holdings *	10	7,139
Marvell Technology	108	20,256
Microchip Technology	66	4,903
Micron Technology	139	114,401
Microsoft	916	425,684
Monolithic Power Systems	6	8,556
Motorola Solutions	20	8,715
NetApp	25	4,462
NVIDIA	2,986	599,440

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
ON Semiconductor *	48	$3,917
Oracle	209	27,143
Palantir Technologies, Cl A *	283	34,826
Palo Alto Networks *	100	33,183
PTC *	15	2,058
QUALCOMM	129	19,042
Roper Technologies	12	4,704
Salesforce	101	18,586
SanDisk *	18	21,867
Seagate Technology Holdings PLC	28	23,972
ServiceNow *	127	14,126
Skyworks Solutions	18	1,121
Super Micro Computer *	63	1,789
Synopsys *	24	9,330
Teledyne Technologies *	6	3,933
Teradyne	19	6,986
Texas Instruments	112	30,883
Trimble *	29	1,641
Tyler Technologies *	6	1,858
VeriSign	10	2,900
Western Digital	43	23,428
Workday, Cl A *	25	4,009
Zebra Technologies, Cl A *	6	1,763
		2,886,569
Materials — 1.8%
Air Products & Chemicals	28	8,257
Albemarle	15	1,765
Amcor PLC	57	2,558
Avery Dennison	9	1,527
Ball	34	2,207
CF Industries Holdings	19	2,379
Corteva	83	6,533
CRH PLC	83	7,886
Dow	90	2,726
Ecolab	32	8,884
Freeport-McMoRan	180	11,273
International Flavors & Fragrances	32	2,535
International Paper	66	2,695

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Linde PLC	57	$27,268
LyondellBasell Industries, Cl A	33	2,049
Martin Marietta Materials	8	4,201
Mosaic	39	863
Newmont	134	12,557
Nucor	28	7,204
Packaging Corp of America	11	2,704
PPG Industries	28	3,094
Sherwin-Williams	28	9,544
Smurfit WestRock PLC	65	2,988
Steel Dynamics	17	4,271
Vulcan Materials	16	4,297
		142,265
Real Estate — 1.9%
American Tower ‡	63	10,922
AvalonBay Communities ‡	19	3,527
BXP ‡	20	1,402
Camden Property Trust ‡	14	1,551
CBRE Group, Cl A *	39	5,726
CoStar Group *	55	1,582
Crown Castle ‡	59	4,502
Digital Realty Trust ‡	44	8,295
Equinix ‡	13	13,251
Equity Residential ‡	46	3,057
Essex Property Trust ‡	9	2,557
Extra Space Storage ‡	28	4,145
Federal Realty Investment Trust ‡	10	1,241
Host Hotels & Resorts ‡	86	2,161
Invitation Homes ‡	73	2,169
Iron Mountain ‡	40	4,893
Kimco Realty ‡	91	2,319
Mid-America Apartment Communities ‡	16	2,117
ProLogis ‡	125	18,076
Public Storage ‡	21	6,807
Realty Income ‡	125	7,984
Regency Centers ‡	22	1,766
SBA Communications, Cl A ‡	15	2,715
Simon Property Group ‡	44	10,092

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
UDR ‡	39	$1,488
Welltower ‡	95	22,272
Weyerhaeuser ‡	97	2,428
		149,045
Utilities — 2.1%
AES	88	1,292
Alliant Energy	32	2,265
Ameren	34	3,727
American Electric Power	66	8,438
American Water Works	24	3,220
Atmos Energy	20	3,456
CenterPoint Energy	81	3,405
CMS Energy	38	2,736
Consolidated Edison	45	4,898
Constellation Energy	39	10,247
Dominion Energy	108	7,470
DTE Energy	26	3,689
Duke Energy	96	12,041
Edison International	47	3,448
Entergy	56	6,027
Evergy	28	2,324
Eversource Energy	46	3,293
Exelon	126	5,773
FirstEnergy	64	3,092
NextEra Energy	257	22,339
NiSource	59	2,621
NRG Energy	26	3,492
PG&E	271	4,710
Pinnacle West Capital	15	1,515
PPL	92	3,239
Public Service Enterprise Group	61	4,678
Sempra	80	7,084
Southern	138	13,047
Vistra	39	5,779
WEC Energy Group	40	4,377

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Christian Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	77	$6,021
		169,743
TOTAL UNITED STATES		7,955,647
TOTAL COMMON STOCK (Cost $7,429,012)		7,970,156
TOTAL INVESTMENTS — 99.9% (Cost $7,429,012)		$7,970,156

Percentages are based on Net Assets of $7,980,377.

*	Non-income producing security.
‡	Real Estate Investment Trust

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 0.0%
Information Technology — 0.0%
IREN *	339	$12,475

BRAZIL — 0.3%
Consumer Discretionary — 0.3%
MercadoLibre *	49	92,020

CANADA — 0.7%
Information Technology — 0.7%
Celestica *	119	39,441
Shopify, Cl A *	1,271	148,898

TOTAL CANADA		188,339
CHINA — 1.1%
Consumer Discretionary — 1.1%
Alibaba Group Holding ADR	2,506	306,359

FINLAND — 0.2%
Information Technology — 0.2%
Nokia ADR	5,423	49,566

GERMANY — 0.9%
Information Technology — 0.9%
SAP ADR	1,284	235,768

ISRAEL — 0.1%
Information Technology — 0.1%
Tower Semiconductor *	109	23,944

NETHERLANDS — 2.8%
Information Technology — 2.8%
ASML Holding	406	661,374
Nebius Group, Cl A *	210	39,986
NXP Semiconductors	264	60,498

TOTAL NETHERLANDS		761,858

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — continued
SINGAPORE — 0.2%
Consumer Discretionary — 0.2%
Sea ADR *	585	$62,443

SOUTH KOREA — 2.2%
Information Technology — 2.2%
SK Hynix ADR *	4,191	602,372

SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity PLC	305	62,736

TAIWAN — 3.9%
Information Technology — 3.9%
Taiwan Semiconductor Manufacturing ADR	2,679	1,082,986

UNITED STATES — 87.4%
Communication Services — 13.4%
Alphabet, Cl A	3,201	1,139,972
Alphabet, Cl C	2,795	996,837
AppLovin, Cl A *	268	106,101
Meta Platforms, Cl A	1,664	926,365
Netflix *	4,374	313,660
Reddit, Cl A *	143	20,116
ROBLOX, Cl A *	650	23,140
Space Exploration Technologies, Cl A *	467	50,609
Spotify Technology *	158	78,990
Take-Two Interactive Software *	185	44,940
TKO Group Holdings, Cl A	65	11,818
		3,712,548
Consumer Discretionary — 9.1%
Airbnb, Cl A *	415	62,881
Amazon.com *	5,406	1,468,162
Booking Holdings	808	155,863
DoorDash, Cl A *	390	76,502

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tesla *	2,414	$751,261
		2,514,669
Financials — 4.0%
Mastercard, Cl A	847	485,416
Visa, Cl A	1,731	633,771
		1,119,187
Industrials — 0.7%
Intuitive Machines, Cl A *	138	1,703
Planet Labs PBC *	284	5,816
Rocket Lab *	591	38,385
Uber Technologies *	2,039	143,464
		189,368
Information Technology — 60.2%
Adobe *	422	105,673
Advanced Micro Devices *	1,697	808,027
Amphenol, Cl A	1,280	205,696
Analog Devices	508	186,644
Apple	8,099	2,501,862
Applied Materials	827	419,843
Applied Optoelectronics *	79	7,451
Arista Networks *	1,091	196,762
ARM Holdings PLC ADR *	145	34,755
Astera Labs *	146	45,440
Atlassian, Cl A *	165	16,668
Autodesk *	220	51,524
BitMine Immersion Technologies	591	10,212
Broadcom	2,561	996,946
Cadence Design Systems *	287	97,586
Cerebras Systems, Cl A *	34	6,756
Ciena *	146	55,049
Cipher Digital *	348	7,767
Circle Internet Group, Cl A *	195	12,209
Cisco Systems	4,112	476,951
Cloudflare, Cl A *	331	92,342
Coherent *	196	51,526
Corning	824	113,918

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Credo Technology Group Holding *	173	$35,809
CrowdStrike Holdings, Cl A *	1,026	195,822
Datadog, Cl A *	338	90,574
Dell Technologies, Cl C	315	127,692
Fair Isaac *	24	26,951
Figma, Cl A *	201	4,888
First Solar *	109	23,002
Fortinet *	635	102,838
Hut 8 *	107	11,516
Intel *	4,440	400,488
International Business Machines	981	219,401
Intuit	280	88,500
IonQ *	380	13,847
Keysight Technologies *	178	56,796
KLA	1,363	249,184
Lam Research	1,303	381,805
Lumentum Holdings *	79	56,401
MACOM Technology Solutions Holdings *	74	18,607
Marvell Technology	908	170,304
Microchip Technology	571	42,420
Micron Technology	1,084	892,165
Microsoft	4,039	1,877,004
MongoDB, Cl A *	81	27,336
Monolithic Power Systems	49	69,875
NVIDIA	12,830	2,575,623
Ondas *	509	3,812
Oracle	1,788	232,208
Palantir Technologies, Cl A *	2,292	282,054
Palo Alto Networks *	845	280,396
QUALCOMM	1,101	162,519
Salesforce	829	152,553
SanDisk *	153	185,869
Seagate Technology Holdings PLC	234	200,334
ServiceNow *	1,068	118,794
SiTime *	23	12,310
Snowflake, Cl A *	350	102,648
Strategy, Cl A *	345	32,182
Synopsys *	191	74,253
Teradyne	163	59,933

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NYSE® 100 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
TeraWulf *	368	$6,499
Texas Instruments	949	261,677
Western Digital	357	194,508
Zscaler *	109	16,481
		16,639,485
TOTAL UNITED STATES		24,175,257
TOTAL COMMON STOCK (Cost $28,935,568)		27,656,123
TOTAL INVESTMENTS — 100.0% (Cost $28,935,568)		$27,656,123

Percentages are based on Net Assets of $27,659,045.

*	Non-income producing security.

As of July 31, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Cl — Class

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

H15T5Y — Harmonized Index of Consumer Prices

ICE — Intercontinental Exchange

KSCP — Kuwaiti Shareholding Company Public

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

TSFR3M — Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 3 Month

GLX-QH-003-3000

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.1%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	13,146	$3,012,537

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	15,292	3,145,412

UNITED STATES — 100.9%
Communication Services — 10.0%
Alphabet, Cl A	298,552	106,323,324
Alphabet, Cl C	240,646	85,826,396
AppLovin, Cl A *	13,371	5,293,579
AT&T	346,601	8,058,473
Charter Communications, Cl A *	4,771	691,700
Comcast, Cl A	174,039	4,169,974
EchoStar, Cl A *	6,941	583,669
Electronic Arts	11,617	2,437,944
Fox, Cl A	10,199	593,888
Fox, Cl B	7,147	371,215
Live Nation Entertainment *	8,150	1,419,159
Meta Platforms, Cl A	111,806	62,243,518
Netflix *	211,576	15,172,115
News, Cl A	17,975	495,391
News, Cl B	5,905	184,649
Omnicom Group	14,239	1,120,609
Paramount Skydance, Cl B	14,913	118,707
Take-Two Interactive Software *	9,004	2,187,252
TKO Group Holdings, Cl A	3,497	635,790
T-Mobile US	23,390	4,039,687
Trade Desk, Cl A *	21,004	378,912
Verizon Communications	209,447	9,804,214
Walt Disney	87,821	8,447,502
Warner Bros Discovery *	124,492	3,274,140
		323,871,807
Consumer Discretionary — 9.5%
Airbnb, Cl A *	21,011	3,183,587
Amazon.com *	498,415	135,359,546

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv PLC *	10,797	$609,707
AutoZone *	843	2,542,699
Best Buy	9,902	854,146
Booking Holdings	39,547	7,628,616
Carnival	59,750	1,661,647
Carvana, Cl A *	36,334	2,265,788
Chipotle Mexican Grill, Cl A *	64,304	2,393,395
Darden Restaurants	6,377	1,298,230
Deckers Outdoor *	7,295	706,740
Domino’s Pizza	1,661	577,098
DoorDash, Cl A *	19,383	3,802,169
DR Horton	13,249	1,895,402
eBay	22,289	2,541,169
Expedia Group	5,749	1,694,460
Ford Motor	184,294	2,705,436
Garmin	8,478	2,490,667
General Motors	45,318	4,026,957
Genuine Parts	7,152	889,494
Hasbro	6,832	641,798
Hilton Worldwide Holdings	11,403	3,654,547
Home Depot	50,685	16,825,393
Las Vegas Sands	14,829	724,990
Lennar, Cl A	11,043	909,391
Lowe’s	28,476	5,917,598
Lululemon Athletica *	5,215	619,907
Marriott International, Cl A	11,382	4,243,551
McDonald’s	35,412	9,583,904
MGM Resorts International *	9,585	427,203
NIKE, Cl B	60,236	2,512,444
Norwegian Cruise Line Holdings *	23,074	427,561
NVR *	155	952,793
O’Reilly Automotive *	41,611	3,717,943
PulteGroup	9,879	1,249,397
Ralph Lauren, Cl A	2,035	773,992
Ross Stores	16,822	4,223,499
Royal Caribbean Cruises	12,566	3,999,758
Starbucks	57,938	6,097,974
Tapestry	10,430	1,589,219
Tesla *	143,328	44,605,107

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	56,244	$8,849,431
Tractor Supply	26,073	802,266
Ulta Beauty *	2,418	1,240,023
Williams-Sonoma	5,909	1,351,152
Wynn Resorts	4,606	457,422
Yum! Brands	14,452	2,215,203
		307,740,419
Consumer Staples — 4.7%
Altria Group	82,393	5,629,914
Archer-Daniels-Midland	24,143	1,913,816
Brown-Forman, Cl B	8,378	240,700
Bunge Global	6,966	739,998
Casey’s General Stores	2,023	1,762,033
Church & Dwight	12,292	1,214,572
Clorox	6,592	629,734
Coca-Cola	197,055	17,260,047
Colgate-Palmolive	40,192	3,669,530
Constellation Brands, Cl A	6,965	907,052
Costco Wholesale	22,582	21,495,580
Dollar General	11,309	1,436,808
Dollar Tree *	9,485	1,206,587
Estee Lauder, Cl A	12,788	1,072,913
General Mills	26,563	949,627
Hershey	7,672	1,342,984
Hormel Foods	14,522	363,195
J M Smucker	5,312	633,509
Kenvue	97,248	1,871,052
Keurig Dr Pepper	68,248	2,123,878
Kimberly-Clark	17,167	1,876,525
Kraft Heinz	42,561	1,100,202
Kroger	28,434	1,641,779
McCormick	13,029	663,176
Molson Coors Beverage, Cl B	8,483	352,553
Mondelez International, Cl A	64,485	4,018,060
Monster Beverage *	35,893	3,459,367
PepsiCo	69,527	9,703,188
Philip Morris International	79,311	15,134,125
Procter & Gamble	118,507	17,123,076

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	23,961	$2,042,436
Target	22,812	3,296,106
Tyson Foods, Cl A	14,533	842,333
Walmart	223,148	24,814,058
		152,530,513
Energy — 3.4%
APA	18,049	673,589
Baker Hughes, Cl A	49,782	3,011,313
Chevron	95,275	18,752,978
ConocoPhillips	60,474	7,285,908
Devon Energy	57,819	2,609,371
Diamondback Energy	10,384	2,107,433
EOG Resources	26,724	3,973,592
EQT	31,319	1,668,989
Expand Energy	12,366	1,162,775
ExxonMobil Holdings	210,998	32,797,529
Halliburton	41,779	1,347,373
Kinder Morgan	98,356	3,165,096
Marathon Petroleum	15,362	4,861,612
Occidental Petroleum	36,417	2,078,318
ONEOK	31,621	2,871,503
Phillips 66	20,173	4,270,221
SLB	75,146	3,726,490
Targa Resources	11,087	2,997,592
Texas Pacific Land	3,062	1,232,700
Valero Energy	14,925	4,670,032
Williams	61,488	4,398,852
		109,663,266
Financials — 12.6%
Aflac	22,997	2,931,658
Allstate	13,573	3,584,358
American Express	27,069	9,101,951
American International Group	26,547	2,086,063
Ameriprise Financial	4,809	2,624,945
Aon PLC, Cl A	11,098	4,001,384
Apollo Global Management	23,167	2,909,544
Arch Capital Group *	17,405	1,749,725

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ares Management, Cl A	10,579	$1,355,064
Arthur J Gallagher	13,420	3,347,216
Assurant	2,629	733,991
Bank of America	332,290	20,585,366
Bank of New York Mellon	34,884	5,453,416
Berkshire Hathaway, Cl B *	93,335	47,744,586
Blackrock	7,343	8,006,734
Blackstone	37,363	4,773,123
Block, Cl A *	26,797	2,176,988
Brown & Brown	15,093	1,062,547
Capital One Financial	30,630	6,401,976
CBOE Global Markets	5,770	1,790,027
Charles Schwab	82,430	8,674,933
Chubb	17,786	6,237,194
Cincinnati Financial	8,060	1,432,101
Citigroup	85,855	11,371,495
Citizens Financial Group	21,182	1,517,690
CME Group, Cl A	18,736	5,017,313
Coinbase Global, Cl A *	11,507	1,683,014
Corpay *	3,709	1,417,246
Erie Indemnity, Cl A	1,516	366,933
Everest Group	2,201	823,504
FactSet Research Systems	1,952	513,766
Fidelity National Information Services	25,762	1,153,365
Fifth Third Bancorp	45,489	2,570,129
Fiserv *	26,629	1,436,368
Franklin Resources	15,492	524,559
Global Payments	12,223	1,027,710
Globe Life	4,277	779,483
Goldman Sachs Group	14,993	15,268,571
Hartford Insurance Group	13,754	1,951,830
Huntington Bancshares	102,687	1,749,786
Interactive Brokers Group, Cl A	22,352	1,966,752
Intercontinental Exchange	28,445	4,337,294
Invesco	22,603	669,049
Jack Henry & Associates	3,948	608,150
JPMorgan Chase	136,410	47,987,674
KeyCorp	46,008	1,039,321
KKR	34,693	3,518,911

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	8,676	$1,006,503
M&T Bank	7,868	1,937,810
Marsh & McLennan	24,479	4,643,422
Mastercard, Cl A	40,817	23,392,223
MetLife	27,077	2,602,912
Moody’s	7,550	3,611,769
Morgan Stanley	60,997	12,834,989
MSCI, Cl A	3,687	2,109,849
Nasdaq	22,400	2,109,856
Northern Trust	9,607	1,750,299
PayPal Holdings	44,237	2,530,799
PNC Financial Services Group	20,221	5,052,621
Principal Financial Group	10,130	1,151,781
Progressive	28,753	6,078,959
Prudential Financial	17,993	2,196,585
Raymond James Financial	9,042	1,591,211
Regions Financial	42,626	1,319,275
Robinhood Markets, Cl A *	39,758	3,441,452
S&P Global	15,024	6,188,836
State Street	14,515	2,673,082
Synchrony Financial	16,805	1,273,651
T Rowe Price Group	11,195	1,251,041
Travelers	11,182	4,186,094
Truist Financial	62,562	3,243,214
US Bancorp	78,033	4,916,859
Visa, Cl A	84,488	30,933,591
W R Berkley	15,353	1,113,707
Wells Fargo	154,008	13,313,992
Willis Towers Watson PLC	5,316	1,785,751
		408,306,936
Health Care — 9.2%
Abbott Laboratories	88,593	9,364,280
AbbVie	89,923	22,565,278
Agilent Technologies	14,685	2,031,963
Align Technology *	3,489	590,199
Amgen	27,450	10,572,642
Baxter International	26,013	680,500
Becton Dickinson	13,832	2,290,856

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *	7,592	$1,540,796
Bio-Techne	7,913	570,448
Boston Scientific *	71,531	3,342,644
Bristol-Myers Squibb	103,821	6,780,550
Cardinal Health	12,239	2,815,337
Cencora	10,075	3,136,751
Centene *	24,005	1,493,591
Charles River Laboratories International *	2,566	596,621
Cigna Group	13,766	3,841,402
Cooper *	9,976	721,464
CVS Health	64,877	6,775,105
Danaher	31,674	6,175,797
DaVita *	1,746	419,197
Dexcom *	19,868	1,657,985
Edwards Lifesciences *	28,920	2,489,144
Elevance Health	10,883	4,090,267
Eli Lilly	40,272	46,266,084
GE HealthCare Technologies	23,009	1,565,072
Gilead Sciences	63,149	8,222,631
HCA Healthcare	8,148	3,280,303
Henry Schein *	4,788	410,571
Humana	6,091	2,216,271
IDEXX Laboratories *	3,740	2,090,922
Incyte *	8,564	1,023,569
Insulet *	3,708	613,118
Intuitive Surgical *	18,003	6,361,000
IQVIA Holdings *	8,760	2,058,775
Johnson & Johnson	122,542	31,413,642
Labcorp Holdings	4,709	1,456,023
McKesson	6,061	5,189,368
Medtronic PLC	64,534	5,510,558
Merck	125,688	16,364,578
Mettler-Toledo International *	1,130	1,600,419
Moderna *	17,845	978,263
Pfizer	289,830	7,248,648
Quest Diagnostics	6,096	1,420,429
Regeneron Pharmaceuticals	5,308	4,048,040
ResMed	7,556	1,594,165
Revvity	5,804	653,066

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Solventum *	7,493	$640,202
STERIS PLC	5,420	1,237,928
Stryker	17,332	5,645,032
Thermo Fisher Scientific	18,901	10,854,844
UnitedHealth Group	46,222	19,154,397
Universal Health Services, Cl B	2,904	489,150
Veeva Systems, Cl A *	7,913	1,612,511
Vertex Pharmaceuticals *	12,907	6,157,930
Viatris	58,008	1,018,620
Waters *	5,392	2,034,456
West Pharmaceutical Services	3,763	1,283,032
Zimmer Biomet Holdings	10,147	953,108
Zoetis, Cl A	21,020	1,624,636
		298,834,178
Industrials — 8.8%
3M	26,186	4,616,068
A O Smith	5,686	341,899
Allegion PLC	4,721	743,085
AMETEK	11,966	2,892,302
Automatic Data Processing	20,127	5,363,040
Axon Enterprise *	4,090	2,158,538
Boeing *	40,094	8,665,917
Broadridge Financial Solutions	5,777	889,369
Builders FirstSource *	5,654	375,652
Carrier Global	39,614	2,448,541
Caterpillar	23,341	19,018,480
CH Robinson Worldwide	5,905	872,346
Cintas	17,645	3,610,696
Comfort Systems USA	1,659	2,869,556
Copart *	44,350	1,291,472
CSX	93,398	4,707,259
Cummins	6,947	4,405,787
Deere	12,465	7,387,632
Delta Air Lines	32,787	2,866,895
Dover	6,751	1,381,390
DuPont de Nemours	7,041	964,617
Eaton PLC	19,753	8,201,446
EMCOR Group	2,022	1,612,403

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric	28,184	$4,222,527
Equifax	6,638	1,145,852
Expeditors International of Washington	6,922	1,162,135
Fastenal	58,240	2,778,630
FedEx	11,198	3,442,265
Fedex Freight Holding *	5,633	791,605
Fortive	15,203	900,170
GE Aerospace	53,102	19,120,437
GE Vernova	13,496	13,364,954
Generac Holdings *	3,222	635,088
General Dynamics	12,788	4,903,175
Honeywell Aerospace *	15,548	3,214,394
Honeywell International	15,618	3,795,955
Howmet Aerospace	19,622	5,538,506
Hubbell, Cl B	2,920	1,379,846
Huntington Ingalls Industries	2,069	675,425
IDEX	4,095	943,693
Illinois Tool Works	13,703	3,932,076
Ingersoll Rand	18,371	1,531,774
Jacobs Solutions	6,510	878,394
JB Hunt Transport Services	3,987	1,083,467
Johnson Controls International PLC	30,675	4,498,796
L3Harris Technologies	9,682	2,682,495
Leidos Holdings	6,612	764,347
Lennox International	1,683	699,926
Lockheed Martin	10,503	6,120,518
Masco	10,355	740,175
Nordson	2,809	836,464
Norfolk Southern	11,609	3,894,587
Northrop Grumman	6,973	3,782,713
Old Dominion Freight Line	9,514	2,018,300
Otis Worldwide	19,163	1,378,778
PACCAR	26,401	3,502,885
Parker-Hannifin	6,190	6,044,721
Paychex	16,701	1,951,345
Pentair PLC	8,374	547,995
Quanta Services	7,306	4,875,732
Republic Services, Cl A	10,390	2,187,615
Rockwell Automation	5,882	2,823,831

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	15,075	$572,398
RTX	68,526	14,748,166
Snap-On	2,749	1,128,217
Southwest Airlines	24,411	1,097,763
Stanley Black & Decker	7,878	745,101
Textron	8,913	759,922
Trane Technologies PLC	11,082	5,041,756
TransDigm Group	2,877	3,608,851
Uber Technologies *	101,659	7,152,727
Union Pacific	30,201	8,822,618
United Airlines Holdings *	16,736	2,030,579
United Parcel Service, Cl B	37,534	3,911,793
United Rentals	3,177	3,428,809
Veralto	12,877	1,212,627
Verisk Analytics, Cl A	7,215	1,405,843
Vertiv Holdings, Cl A	19,521	4,715,688
Waste Management	18,536	4,199,331
Westinghouse Air Brake Technologies	8,836	2,570,039
WW Grainger	2,224	3,074,057
Xylem	11,926	1,394,984
		284,097,250
Information Technology — 36.8%
Accenture PLC, Cl A	30,856	5,119,628
Adobe *	20,345	5,094,591
Advanced Micro Devices *	83,016	39,528,068
Akamai Technologies *	7,369	848,761
Amphenol, Cl A	62,580	10,056,606
Analog Devices	24,832	9,123,525
Apple	747,855	231,019,888
Applied Materials	40,391	20,505,299
Arista Networks *	52,523	9,472,523
Autodesk *	10,953	2,565,193
Broadcom	241,068	93,842,951
Cadence Design Systems *	14,218	4,834,404
CDW	6,716	992,692
Ciena *	7,347	2,770,186
Cisco Systems	201,048	23,319,558
Cognizant Technology Solutions, Cl A	23,652	1,309,138

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Coherent *	9,717	$2,554,502
Corning	38,553	5,329,952
CrowdStrike Holdings, Cl A *	51,801	9,886,739
Datadog, Cl A *	17,013	4,558,974
Dell Technologies, Cl C	14,707	5,961,777
F5 *	3,036	1,222,203
Fair Isaac *	1,301	1,460,984
First Solar *	5,919	1,249,087
Flex *	18,426	2,095,957
Fortinet *	31,305	5,069,845
Gartner *	3,838	579,615
Gen Digital	27,399	752,103
GoDaddy, Cl A *	6,901	570,989
Hewlett Packard Enterprise	66,605	3,190,379
HP	45,673	1,245,503
Intel *	240,472	21,690,574
International Business Machines	47,812	10,693,154
Intuit	13,635	4,309,614
Jabil	5,315	1,674,491
Keysight Technologies *	8,900	2,839,812
KLA	66,466	12,151,314
Lam Research	63,647	18,649,844
Lumentum Holdings *	3,953	2,822,205
Marvell Technology	44,106	8,272,521
Microchip Technology	27,125	2,015,116
Micron Technology	57,410	47,250,152
Microsoft	378,233	175,772,440
Monolithic Power Systems	2,481	3,537,980
Motorola Solutions	8,611	3,752,243
NetApp	10,155	1,812,667
NVIDIA	1,233,272	247,579,354
ON Semiconductor *	19,701	1,607,799
Oracle	84,886	11,024,145
Palantir Technologies, Cl A *	116,845	14,378,946
Palo Alto Networks *	41,267	13,693,629
PTC *	5,756	789,723
Qnity Electronics	10,773	1,413,202
QUALCOMM	53,106	7,838,977
Roper Technologies	4,846	1,899,487

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	41,126	$7,568,007
SanDisk *	7,534	9,152,529
Seagate Technology Holdings PLC	11,401	9,760,738
ServiceNow *	51,882	5,770,835
Skyworks Solutions	7,446	463,737
Super Micro Computer *	25,787	732,351
Synopsys *	9,924	3,858,054
Teledyne Technologies *	2,527	1,656,625
Teradyne	8,142	2,993,732
Texas Instruments	46,309	12,769,244
Trimble *	11,517	651,632
Tyler Technologies *	2,275	704,340
VeriSign	4,549	1,319,301
Western Digital	17,529	9,550,500
Workday, Cl A *	10,156	1,628,413
Zebra Technologies, Cl A *	2,653	779,504
		1,192,960,551
Materials — 1.8%
Air Products & Chemicals	11,509	3,393,889
Albemarle	5,900	694,076
Amcor PLC	23,061	1,034,978
Avery Dennison	4,174	708,453
Ball	13,814	896,529
CF Industries Holdings	8,013	1,003,147
Corteva	33,544	2,640,248
CRH PLC	33,552	3,187,775
Dow	36,035	1,091,500
Ecolab	13,328	3,700,253
Freeport-McMoRan	72,258	4,525,519
International Flavors & Fragrances	13,240	1,048,873
International Paper	26,386	1,077,340
Linde PLC	23,263	11,128,554
LyondellBasell Industries, Cl A	13,285	824,733
Martin Marietta Materials	2,667	1,400,548
Mosaic	15,942	352,637
Newmont	53,505	5,013,954
Nucor	11,883	3,057,377
Packaging Corp of America	5,065	1,245,180

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	11,517	$1,272,859
Sherwin-Williams	12,004	4,091,563
Smurfit WestRock PLC	26,175	1,203,265
Steel Dynamics	7,117	1,788,217
Vulcan Materials	6,878	1,847,224
		58,228,691
Real Estate — 1.9%
Alexandria Real Estate Equities ‡	7,828	402,751
American Tower ‡	23,415	4,059,224
AvalonBay Communities ‡	7,326	1,359,779
BXP ‡	7,446	522,113
Camden Property Trust ‡	5,004	554,493
CBRE Group, Cl A *	15,105	2,217,565
CoStar Group *	20,280	583,253
Crown Castle ‡	21,886	1,669,902
Digital Realty Trust ‡	16,788	3,164,874
Equinix ‡	4,838	4,931,277
Equity Residential ‡	17,684	1,175,102
Essex Property Trust ‡	3,410	968,917
Extra Space Storage ‡	10,923	1,617,041
Federal Realty Investment Trust ‡	4,468	554,434
Healthpeak Properties ‡	34,205	746,695
Host Hotels & Resorts ‡	31,696	796,520
Invitation Homes ‡	27,162	807,255
Iron Mountain ‡	15,346	1,877,123
Kimco Realty ‡	33,552	854,905
Mid-America Apartment Communities ‡	6,379	844,197
ProLogis ‡	47,409	6,855,815
Public Storage ‡	8,202	2,658,842
Realty Income ‡	46,817	2,990,202
Regency Centers ‡	8,400	674,436
SBA Communications, Cl A ‡	5,850	1,058,733
Simon Property Group ‡	16,905	3,877,500
UDR ‡	15,287	583,352
Ventas ‡	24,631	2,303,245
VICI Properties, Cl A ‡	55,342	1,458,262
Welltower ‡	35,910	8,418,740

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	35,962	$900,129
		61,486,676
Utilities — 2.2%
AES	35,303	518,248
Alliant Energy	13,280	939,958
Ameren	14,345	1,572,355
American Electric Power	27,304	3,490,816
American Water Works	10,037	1,346,664
Atmos Energy	8,552	1,477,615
CenterPoint Energy	32,713	1,375,255
CMS Energy	15,819	1,138,810
Consolidated Edison	18,666	2,031,794
Constellation Energy	16,233	4,265,221
Dominion Energy	44,466	3,075,713
DTE Energy	10,690	1,516,590
Duke Energy	39,194	4,916,103
Edison International	19,891	1,459,403
Entergy	23,521	2,531,330
Evergy	11,843	983,087
Eversource Energy	19,312	1,382,546
Exelon	51,368	2,353,682
FirstEnergy	25,990	1,255,577
NextEra Energy	106,071	9,219,691
NiSource	23,941	1,063,699
NRG Energy	10,944	1,469,670
PG&E	111,574	1,939,156
Pinnacle West Capital	6,634	669,968
PPL	38,307	1,348,790
Public Service Enterprise Group	24,966	1,914,393
Sempra	32,807	2,905,060
Southern	56,665	5,357,109
Vistra	16,542	2,451,359
WEC Energy Group	16,859	1,844,712
Xcel Energy	30,756	2,405,119
		70,219,493
TOTAL UNITED STATES		3,267,939,780
TOTAL COMMON STOCK (Cost $1,890,930,525)		3,274,097,729

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 0.1%
Domestic Equity — 0.1%
Global X U.S. 500 ETF (A)(B)	40,000	$3,604,088
TOTAL EXCHANGE-TRADED FUND (Cost $3,178,874)		3,604,088
TOTAL INVESTMENTS — 101.2% (Cost $1,894,109,399)		$3,277,701,817

WRITTEN OPTIONS — (1.3)% (Premiums Received $(65,103,764))		$(41,665,160)

Percentages are based on Net Assets of $3,240,253,038.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.3)%
Call Options
S&P 500 Index	(4,372)	$(3,274,505,584)	$7,480.00	8/21/2026	$(41,665,160)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,268,337,537.
(B)	Affiliated investment.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,274,097,729	$—	$—	$3,274,097,729
Exchange-Traded Fund	3,604,088	—	—	3,604,088
Total Investments in Securities	$3,277,701,817	$—	$—	$3,277,701,817

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(41,665,160)	$—	$—	$(41,665,160)
Total Other Financial Instruments	$(41,665,160)	$—	$—	$(41,665,160)

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Global X U.S. 500 ETF
$3,295,964	$—	$—	$308,123	$—	$3,604,088	$22,903	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.7%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	19,181	$36,020,959

CANADA — 0.8%
Industrials — 0.2%
Thomson Reuters	144,452	14,175,075

Information Technology — 0.6%
Shopify, Cl A *	460,250	53,918,287

TOTAL CANADA		68,093,362
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	240,298	21,280,791

NETHERLANDS — 1.2%
Information Technology — 1.2%
ASML Holding	34,635	56,420,415
Nebius Group, Cl A *	81,524	15,522,985
NXP Semiconductors	95,453	21,874,009

TOTAL NETHERLANDS		93,817,409
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	168,784	18,475,097

UNITED STATES — 98.7%
Communication Services — 14.5%
Alphabet, Cl A	795,264	283,217,368
Alphabet, Cl C	745,023	265,712,453
AppLovin, Cl A *	115,368	45,674,191
Comcast, Cl A	1,346,051	32,251,382
Electronic Arts	94,888	19,913,196
Meta Platforms, Cl A	404,345	225,102,905
Netflix *	1,587,968	113,873,185
Space Exploration Technologies, Cl A *	722,919	78,342,732
Take-Two Interactive Software *	70,273	17,070,717

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US	408,240	$70,507,131
Warner Bros Discovery *	947,796	24,927,035
		1,176,592,295
Consumer Discretionary — 10.7%
Airbnb, Cl A *	155,750	23,599,240
Amazon.com *	1,468,724	398,876,064
Booking Holdings	292,485	56,420,356
DoorDash, Cl A *	155,480	30,498,957
Marriott International, Cl A	99,605	37,135,732
O’Reilly Automotive *	313,231	27,987,190
Ross Stores	121,722	30,560,743
Starbucks	430,290	45,288,023
Tesla *	682,107	212,278,519
		862,644,824
Consumer Staples — 6.5%
Costco Wholesale	167,249	159,202,651
Keurig Dr Pepper	499,788	15,553,402
Kraft Heinz	434,566	11,233,531
Mondelez International, Cl A	485,038	30,222,718
Monster Beverage *	369,397	35,602,483
PepsiCo	515,673	71,967,324
Walmart	1,839,043	204,501,581
		528,283,690
Energy — 0.5%
Baker Hughes, Cl A	375,314	22,702,744
Diamondback Energy	106,452	21,604,433
		44,307,177
Financials — 0.2%
PayPal Holdings	333,859	19,100,073

Health Care — 3.9%
Alnylam Pharmaceuticals *	50,622	10,403,834
Amgen	203,644	78,435,523
Dexcom *	141,287	11,790,400
GE HealthCare Technologies	167,362	11,383,963

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	468,497	$61,002,994
IDEXX Laboratories *	29,277	16,367,892
Intuitive Surgical *	133,690	47,236,688
Regeneron Pharmaceuticals	38,252	29,172,123
Vertex Pharmaceuticals *	95,820	45,715,722
		311,509,139
Industrials — 3.7%
Automatic Data Processing	150,979	40,229,864
Axon Enterprise *	29,558	15,599,530
Cintas	151,193	30,938,623
Copart *	351,782	10,243,892
CSX	701,863	35,373,895
Fastenal	434,454	20,727,800
Ferrovial	264,788	17,237,699
Honeywell Aerospace *	117,900	24,374,646
Honeywell International	117,772	28,624,485
Old Dominion Freight Line	76,698	16,270,714
PACCAR	198,997	26,402,922
Paychex	131,924	15,414,000
Rocket Lab *	214,048	13,902,418
		295,340,488
Information Technology — 56.5%
Adobe *	152,686	38,234,101
Advanced Micro Devices *	614,681	292,680,358
Analog Devices	183,775	67,520,773
Apple	2,005,114	619,399,766
Applied Materials	299,317	151,954,262
ARM Holdings PLC ADR *	160,353	38,435,011
Astera Labs *	63,436	19,743,186
Autodesk *	77,969	18,260,340
Broadcom	647,432	252,032,329
Cadence Design Systems *	104,208	35,432,804
Cisco Systems	1,485,990	172,359,980
CoreWeave, Cl A *	165,368	11,868,461
CrowdStrike Holdings, Cl A *	384,175	73,323,641
Datadog, Cl A *	124,963	33,486,335
Fortinet *	276,597	44,794,884

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel *	1,894,904	$170,920,341
Intuit	103,377	32,674,369
KLA	492,627	90,062,068
Lam Research	471,555	138,175,046
Lumentum Holdings *	28,788	20,552,905
Marvell Technology	330,109	61,915,244
Microchip Technology	205,322	15,253,371
Micron Technology	425,096	349,866,761
Microsoft	1,014,229	471,332,501
Monolithic Power Systems	18,607	26,534,140
NVIDIA	3,303,813	663,240,460
Palantir Technologies, Cl A *	865,864	106,553,224
Palo Alto Networks *	307,711	102,107,741
QUALCOMM	397,648	58,696,821
Roper Technologies	38,240	14,988,933
SanDisk *	55,881	67,885,915
Seagate Technology Holdings PLC	84,591	72,420,893
Strategy, Cl A *	118,054	11,012,077
Synopsys *	72,341	28,123,287
Teradyne	57,920	21,296,605
Texas Instruments	343,211	94,637,001
Western Digital	130,048	70,855,352
Workday, Cl A *	76,277	12,230,254
		4,570,861,540
Materials — 1.0%
Linde PLC	174,376	83,417,991

Utilities — 1.2%
American Electric Power	205,694	26,297,978
Constellation Energy	136,432	35,847,508
Exelon	387,377	17,749,614

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	236,292	$18,478,035
		98,373,135
TOTAL UNITED STATES		7,990,430,352
TOTAL COMMON STOCK (Cost $4,368,716,872)		8,228,117,970
TOTAL INVESTMENTS — 101.7% (Cost $4,368,716,872)		$8,228,117,970

WRITTEN OPTIONS — (1.7)% (Premiums Received $(306,777,573))		$(140,513,010)

Percentages are based on Net Assets of $8,092,639,536.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.7)%
Call Options
Nasdaq-100	(2,893)	$(8,179,726,060)	$28,550.00	8/21/2026	$(140,513,010)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $8,187,272,904.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,228,117,970	$—	$—	$8,228,117,970
Total Investments in Securities	$8,228,117,970	$—	$—	$8,228,117,970

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(140,513,010)	$—	$—	$(140,513,010)
Total Other Financial Instruments	$(140,513,010)	$—	$—	$(140,513,010)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 100.9%
Domestic Equity — 100.9%
Global X Russell 2000 ETF (A)(B)(C)	12,141,006	$1,384,232,517
TOTAL EXCHANGE-TRADED FUND (Cost $972,940,290)		1,384,232,517

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Cartesian Therapeutics CVR#(D)	1	—
Inhibrx CVR#(D)	15,798	10,269
Novartis CVR#(D)	26,043	10,157
OmniAb CVR#(D)	2,421	—
OmniAb CVR#(D)	2,421	—
Rain Oncology CVR#(D)	1	—
TOTAL RIGHTS (Cost $–)		20,426
TOTAL INVESTMENTS — 100.9% (Cost $972,940,290)		$1,384,252,943

WRITTEN OPTIONS — (1.0)% (Premiums Received $(32,941,373))		$(14,308,455)

Percentages are based on Net Assets of $1,371,304,124.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.0)%
Call Options
Russell 2000 Index	(4,699)	$(1,377,436,196)	$2,970.00	8/21/2026	$(14,308,455)

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 Covered Call ETF

#	Expiration date not available.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $1,384,232,517.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.
(D)	Level 3 security in accordance with fair value hierarchy.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Exchange-Traded Fund	$1,384,232,517	$—	$—	$1,384,232,517
Rights	—	—	20,426	20,426
Total Investments in Securities	$1,384,232,517	$—	$20,426	$1,384,252,943

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(14,308,455)	$—	$—	$(14,308,455)
Total Other Financial Instruments	$(14,308,455)	$—	$—	$(14,308,455)

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Global X Russell 2000 ETF
$1,290,083,051	$279,575,053	$(418,837,223)	$182,507,854	$50,903,783	$1,384,232,517	$13,655,697	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.8%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	374	$702,353

CANADA — 0.8%
Industrials — 0.2%
Thomson Reuters	2,785	273,292

Information Technology — 0.6%
Shopify, Cl A *	8,913	1,044,158

TOTAL CANADA		1,317,450
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	4,815	426,416

NETHERLANDS — 1.1%
Information Technology — 1.1%
ASML Holding (A)	666	1,084,914
Nebius Group, Cl A *	1,613	307,132
NXP Semiconductors	1,813	415,467

TOTAL NETHERLANDS		1,807,513
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	3,212	351,586

UNITED STATES — 97.9%
Communication Services — 14.4%
Alphabet, Cl A (A)	15,424	5,492,949
Alphabet, Cl C (A)	14,445	5,151,809
AppLovin, Cl A *	2,234	884,441
Comcast, Cl A (A)	26,043	623,990
Electronic Arts	1,837	385,513
Meta Platforms, Cl A (A)	7,838	4,363,493
Netflix *(A)	30,787	2,207,736
Space Exploration Technologies, Cl A *	14,005	1,517,722
Take-Two Interactive Software *	1,326	322,112

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US	7,906	$1,365,445
Warner Bros Discovery *	18,433	484,788
		22,799,998
Consumer Discretionary — 10.6%
Airbnb, Cl A *(A)	3,018	457,287
Amazon.com *(A)	28,493	7,738,129
Booking Holdings (A)	5,660	1,091,814
DoorDash, Cl A *	2,958	580,241
Marriott International, Cl A	1,919	715,461
O’Reilly Automotive *	5,981	534,402
Ross Stores	2,317	581,729
Starbucks	8,330	876,733
Tesla *	13,229	4,116,997
		16,692,793
Consumer Staples — 6.5%
Costco Wholesale (A)	3,245	3,088,883
Keurig Dr Pepper	10,061	313,098
Kraft Heinz	8,764	226,549
Mondelez International, Cl A	9,263	577,178
Monster Beverage *	7,151	689,213
PepsiCo	9,990	1,394,204
Walmart	35,652	3,964,503
		10,253,628
Energy — 0.6%
Baker Hughes, Cl A	7,326	443,150
Diamondback Energy	2,031	412,191
		855,341
Financials — 0.2%
PayPal Holdings	6,348	363,169

Health Care — 3.8%
Alnylam Pharmaceuticals *	996	204,698
Amgen (A)	3,943	1,518,686
Dexcom *	2,837	236,748
GE HealthCare Technologies	3,366	228,955

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences (A)	9,069	$1,180,874
IDEXX Laboratories *	566	316,434
Intuitive Surgical *	2,594	916,538
Regeneron Pharmaceuticals	749	571,210
Vertex Pharmaceuticals *	1,849	882,158
		6,056,301
Industrials — 3.6%
Automatic Data Processing	2,917	777,264
Axon Enterprise *	591	311,906
Cintas	2,920	597,520
Copart *	6,625	192,920
CSX	13,591	684,986
Fastenal	8,267	394,419
Ferrovial	5,184	337,478
Honeywell Aerospace *	2,282	471,781
Honeywell International	2,281	554,397
Old Dominion Freight Line	1,502	318,634
PACCAR	3,795	503,521
Paychex	2,669	311,846
Rocket Lab *	4,237	275,193
		5,731,865
Information Technology — 56.0%
Adobe *(A)	2,949	738,459
Advanced Micro Devices *(A)	11,927	5,679,041
Analog Devices	3,553	1,305,408
Apple (A)	38,886	12,012,274
Applied Materials (A)	5,796	2,942,455
ARM Holdings PLC ADR *	3,106	744,477
Astera Labs *	1,248	388,415
Autodesk *	1,523	356,687
Broadcom (A)	12,560	4,889,357
Cadence Design Systems *	2,000	680,040
Cisco Systems (A)	28,811	3,341,788
CoreWeave, Cl A *	3,273	234,903
CrowdStrike Holdings, Cl A *	7,436	1,419,235
Datadog, Cl A *	2,417	647,683
Fortinet *	5,361	868,214

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel *	36,733	$3,313,317
Intuit	1,982	626,451
KLA	9,545	1,745,017
Lam Research	9,150	2,681,133
Lumentum Holdings *	568	405,518
Marvell Technology	6,402	1,200,759
Microchip Technology	4,002	297,309
Micron Technology (A)	8,245	6,785,882
Microsoft (A)	19,677	9,144,295
Monolithic Power Systems	362	516,223
NVIDIA (A)	64,082	12,864,461
Palantir Technologies, Cl A *	16,779	2,064,824
Palo Alto Networks *	5,969	1,980,693
QUALCOMM	7,706	1,137,483
Roper Technologies	717	281,042
SanDisk *	1,083	1,315,661
Seagate Technology Holdings PLC	1,640	1,404,053
Strategy, Cl A *	2,412	224,991
Synopsys *	1,393	541,543
Teradyne	1,143	420,270
Texas Instruments	6,652	1,834,222
Western Digital	2,521	1,373,542
Workday, Cl A *	1,447	232,012
		88,639,137
Materials — 1.0%
Linde PLC (A)	3,378	1,615,968

Utilities — 1.2%
American Electric Power	3,921	501,300
Constellation Energy	2,644	694,711
Exelon	7,370	337,693

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	4,612	$360,659
		1,894,363
TOTAL UNITED STATES		154,902,563
TOTAL COMMON STOCK (Cost $101,694,271)		159,507,881
TOTAL INVESTMENTS — 100.8% (Cost $101,694,271)		$159,507,881

WRITTEN OPTIONS — (0.9)% (Premiums Received $(2,919,576))		$(1,359,960)

Percentages are based on Net Assets of $158,267,344.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.9)%
Call Options
Nasdaq-100	(28)	$(79,167,760)	$28,550.00	8/21/2026	$(1,359,960)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $79,474,736.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$159,507,881	$—	$—	$159,507,881
Total Investments in Securities	$159,507,881	$—	$—	$159,507,881

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(1,359,960)	$—	$—	$(1,359,960)
Total Other Financial Instruments	$(1,359,960)	$—	$—	$(1,359,960)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.5%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors (A)	259	$59,352

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	305	62,736

UNITED STATES — 100.3%
Communication Services — 10.0%
Alphabet, Cl A (A)	5,863	2,087,990
Alphabet, Cl C (A)	4,727	1,685,885
AppLovin, Cl A *	269	106,497
AT&T (A)	6,975	162,169
Charter Communications, Cl A *(A)	94	13,628
Comcast, Cl A (A)	3,517	84,267
EchoStar, Cl A *	149	12,529
Electronic Arts (A)	212	44,490
Fox, Cl A (A)	238	13,859
Fox, Cl B (A)	175	9,090
Live Nation Entertainment *	156	27,164
Meta Platforms, Cl A (A)	2,195	1,221,978
Netflix *	4,176	299,461
News, Cl A	427	11,768
News, Cl B	151	4,722
Omnicom Group	326	25,656
Paramount Skydance, Cl B	327	2,603
Take-Two Interactive Software *	176	42,754
TKO Group Holdings, Cl A	73	13,272
T-Mobile US	463	79,965
Trade Desk, Cl A *	485	8,749
Verizon Communications	4,202	196,696
Walt Disney (A)	1,709	164,389
Warner Bros Discovery *	2,586	68,012
		6,387,593
Consumer Discretionary — 9.4%
Airbnb, Cl A *(A)	436	66,063
Amazon.com *(A)	9,795	2,660,126

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv PLC *	247	$13,948
AutoZone *(A)	18	54,293
Best Buy (A)	222	19,150
Booking Holdings (A)	757	146,025
Carnival	1,177	32,732
Carvana, Cl A *	729	45,460
Chipotle Mexican Grill, Cl A *(A)	1,192	44,366
Darden Restaurants (A)	112	22,801
Deckers Outdoor *(A)	141	13,660
Domino’s Pizza (A)	35	12,160
DoorDash, Cl A *	384	75,325
DR Horton (A)	250	35,765
eBay (A)	472	53,813
Expedia Group (A)	102	30,064
Ford Motor (A)	4,082	59,924
Garmin (A)	151	44,361
General Motors (A)	872	77,486
Genuine Parts (A)	113	14,054
Hasbro (A)	126	11,836
Hilton Worldwide Holdings (A)	219	70,187
Home Depot (A)	999	331,628
Las Vegas Sands	311	15,205
Lennar, Cl A	214	17,623
Lowe’s	551	114,503
Lululemon Athletica *	124	14,740
Marriott International, Cl A	211	78,667
McDonald’s	713	192,966
MGM Resorts International *	232	10,340
NIKE, Cl B	1,242	51,804
Norwegian Cruise Line Holdings *(A)	511	9,469
NVR *	3	18,441
O’Reilly Automotive *	791	70,676
PulteGroup	167	21,121
Ralph Lauren, Cl A	36	13,692
Ross Stores	338	84,862
Royal Caribbean Cruises (A)	241	76,710
Starbucks	1,114	117,249
Tapestry	180	27,427
Tesla *(A)	2,811	874,811

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	1,104	$173,703
Tractor Supply	556	17,108
Ulta Beauty *	50	25,642
Williams-Sonoma	118	26,982
Wynn Resorts	93	9,236
Yum! Brands	297	45,524
		6,043,728
Consumer Staples — 4.7%
Altria Group (A)	1,631	111,446
Archer-Daniels-Midland (A)	493	39,080
Brown-Forman, Cl B (A)	201	5,775
Bunge Global (A)	130	13,810
Casey’s General Stores	41	35,711
Church & Dwight (A)	208	20,553
Clorox (A)	131	12,514
Coca-Cola (A)	3,881	339,937
Colgate-Palmolive (A)	827	75,505
Constellation Brands, Cl A (A)	154	20,055
Costco Wholesale (A)	441	419,784
Dollar General (A)	247	31,381
Dollar Tree *(A)	158	20,099
Estee Lauder, Cl A	276	23,156
General Mills (A)	555	19,841
Hershey (A)	146	25,557
Hormel Foods (A)	350	8,754
J M Smucker	121	14,430
Kenvue	1,993	38,345
Keurig Dr Pepper	1,419	44,159
Kimberly-Clark	335	36,619
Kraft Heinz	885	22,877
Kroger	517	29,852
McCormick	284	14,456
Molson Coors Beverage, Cl B	196	8,146
Mondelez International, Cl A	1,237	77,078
Monster Beverage *	748	72,092
PepsiCo	1,365	190,499
Philip Morris International	1,557	297,107
Procter & Gamble	2,338	337,818

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	493	$42,023
Target	475	68,633
Tyson Foods, Cl A	306	17,736
Walmart	4,365	485,388
		3,020,216
Energy — 3.4%
APA (A)	361	13,472
Baker Hughes, Cl A (A)	1,030	62,305
Chevron (A)	1,886	371,221
ConocoPhillips (A)	1,215	146,383
Devon Energy (A)	1,206	54,427
Diamondback Energy (A)	188	38,155
EOG Resources (A)	514	76,427
EQT (A)	648	34,532
Expand Energy	262	24,636
ExxonMobil Holdings	4,144	644,143
Halliburton (A)	874	28,186
Kinder Morgan	2,043	65,744
Marathon Petroleum	284	89,877
Occidental Petroleum	754	43,031
ONEOK	655	59,481
Phillips 66	411	87,000
SLB (A)	1,434	71,112
Targa Resources	205	55,426
Texas Pacific Land	63	25,363
Valero Energy	289	90,428
Williams	1,183	84,632
		2,165,981
Financials — 12.5%
Aflac (A)	484	61,700
Allstate (A)	270	71,302
American Express (A)	536	180,230
American International Group (A)	555	43,612
Ameriprise Financial (A)	86	46,942
Aon PLC, Cl A (A)	222	80,042
Apollo Global Management	479	60,158
Arch Capital Group *(A)	363	36,492

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ares Management, Cl A	210	$26,899
Arthur J Gallagher (A)	266	66,346
Assurant (A)	50	13,960
Bank of America (A)	6,490	402,056
Bank of New York Mellon (A)	669	104,585
Berkshire Hathaway, Cl B *(A)	1,832	937,141
Blackrock	140	152,655
Blackstone (A)	769	98,240
Block, Cl A *	570	46,307
Brown & Brown (A)	331	23,302
Capital One Financial (A)	615	128,541
CBOE Global Markets (A)	95	29,472
Charles Schwab	1,663	175,014
Chubb (A)	355	124,491
Cincinnati Financial (A)	154	27,363
Citigroup (A)	1,685	223,178
Citizens Financial Group (A)	447	32,028
CME Group, Cl A (A)	350	93,727
Coinbase Global, Cl A *	236	34,517
Corpay *(A)	75	28,658
Erie Indemnity, Cl A	29	7,019
Everest Group (A)	44	16,463
FactSet Research Systems (A)	32	8,422
Fidelity National Information Services (A)	544	24,355
Fifth Third Bancorp (A)	940	53,110
Fiserv *(A)	561	30,260
Franklin Resources (A)	366	12,393
Global Payments (A)	273	22,954
Globe Life (A)	77	14,033
Goldman Sachs Group (A)	295	300,422
Hartford Insurance Group (A)	258	36,613
Huntington Bancshares (A)	2,117	36,074
Interactive Brokers Group, Cl A	456	40,123
Intercontinental Exchange	544	82,949
Invesco (A)	461	13,646
Jack Henry & Associates (A)	76	11,707
JPMorgan Chase (A)	2,676	941,390
KeyCorp	969	21,890
KKR	711	72,117

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	191	$22,158
M&T Bank	153	37,682
Marsh & McLennan	467	88,585
Mastercard, Cl A	801	459,053
MetLife	568	54,602
Moody’s	143	68,408
Morgan Stanley	1,204	253,346
MSCI, Cl A	81	46,351
Nasdaq	471	44,363
Northern Trust	169	30,790
PayPal Holdings	832	47,599
PNC Financial Services Group	392	97,949
Principal Financial Group	223	25,355
Progressive	570	120,509
Prudential Financial	353	43,094
Raymond James Financial	156	27,453
Regions Financial	913	28,257
Robinhood Markets, Cl A *	811	70,200
S&P Global	305	125,639
State Street	262	48,250
Synchrony Financial	363	27,512
T Rowe Price Group	188	21,009
Travelers	205	76,744
Truist Financial	1,191	61,741
US Bancorp	1,509	95,082
Visa, Cl A	1,652	604,847
W R Berkley (A)	308	22,342
Wells Fargo	3,031	262,030
Willis Towers Watson PLC (A)	87	29,225
		8,035,073
Health Care — 9.2%
Abbott Laboratories (A)	1,725	182,332
AbbVie (A)	1,758	441,153
Agilent Technologies (A)	295	40,819
Align Technology *(A)	70	11,841
Amgen (A)	540	207,986
Baxter International (A)	536	14,022
Becton Dickinson (A)	296	49,024

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *(A)	144	$29,225
Bio-Techne (A)	183	13,192
Boston Scientific *(A)	1,539	71,917
Bristol-Myers Squibb (A)	2,006	131,012
Cardinal Health (A)	244	56,127
Cencora (A)	199	61,957
Centene *(A)	487	30,301
Charles River Laboratories International *(A)	45	10,463
Cigna Group (A)	255	71,158
Cooper *(A)	225	16,272
CVS Health (A)	1,250	130,538
Danaher (A)	616	120,108
DaVita *(A)	32	7,683
Dexcom *(A)	394	32,879
Edwards Lifesciences *(A)	591	50,867
Elevance Health (A)	209	78,551
Eli Lilly (A)	788	905,286
GE HealthCare Technologies (A)	468	31,833
Gilead Sciences (A)	1,229	160,028
HCA Healthcare (A)	147	59,181
Henry Schein *	132	11,319
Humana (A)	111	40,388
IDEXX Laboratories *	85	47,521
Incyte *	186	22,231
Insulet *	72	11,905
Intuitive Surgical *	349	123,312
IQVIA Holdings *	171	40,188
Johnson & Johnson	2,399	614,984
Labcorp Holdings	85	26,282
McKesson	116	99,318
Medtronic PLC (A)	1,250	106,738
Merck	2,452	319,250
Mettler-Toledo International *	23	32,575
Moderna *	355	19,461
Pfizer	5,634	140,906
Quest Diagnostics	109	25,398
Regeneron Pharmaceuticals	101	77,026
ResMed	145	30,592
Revvity	120	13,502

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Solventum *	160	$13,670
STERIS PLC (A)	112	25,581
Stryker	335	109,109
Thermo Fisher Scientific	372	213,640
UnitedHealth Group (A)	909	376,690
Universal Health Services, Cl B	58	9,770
Veeva Systems, Cl A *	152	30,975
Vertex Pharmaceuticals *	249	118,798
Viatris	1,200	21,072
Waters *	104	39,240
West Pharmaceutical Services	73	24,890
Zimmer Biomet Holdings	226	21,228
Zoetis, Cl A	452	34,935
		5,858,249
Industrials — 8.7%
3M	506	89,198
A O Smith	103	6,193
Allegion PLC (A)	86	13,536
AMETEK (A)	218	52,693
Automatic Data Processing (A)	388	103,386
Axon Enterprise *(A)	81	42,749
Boeing *(A)	777	167,941
Broadridge Financial Solutions (A)	126	19,398
Builders FirstSource *(A)	124	8,239
Carrier Global (A)	735	45,430
Caterpillar (A)	458	373,183
CH Robinson Worldwide (A)	127	18,762
Cintas (A)	348	71,211
Comfort Systems USA	35	60,539
Copart *(A)	929	27,052
CSX (A)	1,805	90,972
Cummins (A)	132	83,714
Deere (A)	247	146,389
Delta Air Lines (A)	676	59,109
Dover (A)	135	27,624
DuPont de Nemours	142	19,454
Eaton PLC (A)	383	159,022
EMCOR Group	41	32,695

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric (A)	538	$80,603
Equifax (A)	120	20,714
Expeditors International of Washington (A)	129	21,658
Fastenal (A)	1,201	57,300
FedEx (A)	223	68,550
Fedex Freight Holding *	116	16,301
Fortive (A)	330	19,539
GE Aerospace (A)	1,036	373,032
GE Vernova (A)	272	269,359
Generac Holdings *(A)	61	12,024
General Dynamics (A)	263	100,839
Honeywell Aerospace *	317	65,537
Honeywell International	317	77,047
Howmet Aerospace (A)	389	109,799
Hubbell, Cl B (A)	57	26,935
Huntington Ingalls Industries	45	14,690
IDEX	82	18,897
Illinois Tool Works (A)	273	78,337
Ingersoll Rand	370	30,851
Jacobs Solutions	113	15,247
JB Hunt Transport Services (A)	79	21,468
Johnson Controls International PLC (A)	589	86,383
L3Harris Technologies	191	52,918
Leidos Holdings	124	14,334
Lennox International	34	14,140
Lockheed Martin	197	114,800
Masco	235	16,798
Nordson	51	15,187
Norfolk Southern	231	77,496
Northrop Grumman	127	68,895
Old Dominion Freight Line	170	36,064
Otis Worldwide	393	28,276
PACCAR	554	73,505
Parker-Hannifin	122	119,137
Paychex	333	38,908
Pentair PLC (A)	190	12,434
Quanta Services	144	96,100
Republic Services, Cl A	205	43,163
Rockwell Automation	111	53,289

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	329	$12,492
RTX	1,345	289,471
Snap-On	56	22,983
Southwest Airlines	543	24,419
Stanley Black & Decker	168	15,889
Textron	206	17,564
Trane Technologies PLC (A)	215	97,814
TransDigm Group	56	70,245
Uber Technologies *	2,043	143,745
Union Pacific	585	170,896
United Airlines Holdings *	332	40,282
United Parcel Service, Cl B	769	80,145
United Rentals	61	65,835
Veralto	268	25,238
Verisk Analytics, Cl A	115	22,408
Vertiv Holdings, Cl A	374	90,347
Waste Management	356	80,652
Westinghouse Air Brake Technologies	172	50,028
WW Grainger (A)	42	58,053
Xylem	264	30,880
		5,588,429
Information Technology — 36.5%
Accenture PLC, Cl A (A)	604	100,216
Adobe *(A)	400	100,164
Advanced Micro Devices *(A)	1,629	775,648
Akamai Technologies *(A)	120	13,822
Amphenol, Cl A (A)	1,220	196,054
Analog Devices (A)	488	179,296
Apple	14,701	4,541,286
Applied Materials (A)	788	400,044
Arista Networks *	1,023	184,498
Autodesk *(A)	219	51,290
Broadcom	4,736	1,843,630
Cadence Design Systems *(A)	268	91,125
CDW (A)	125	18,476
Ciena *	142	53,541
Cisco Systems (A)	3,930	455,841
Cognizant Technology Solutions, Cl A (A)	506	28,007

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Coherent *	185	$48,635
Corning (A)	764	105,623
CrowdStrike Holdings, Cl A *(A)	1,004	191,623
Datadog, Cl A *	335	89,770
Dell Technologies, Cl C	285	115,530
F5 *(A)	61	24,557
Fair Isaac *(A)	25	28,074
First Solar *(A)	123	25,957
Flex *	344	39,130
Fortinet *(A)	605	97,980
Gartner *(A)	80	12,082
Gen Digital	582	15,976
GoDaddy, Cl A *(A)	129	10,673
Hewlett Packard Enterprise (A)	1,374	65,815
HP (A)	974	26,561
Intel *(A)	4,714	425,203
International Business Machines	936	209,336
Intuit	268	84,707
Jabil	99	31,190
Keysight Technologies *	173	55,201
KLA	1,294	236,569
Lam Research	1,242	363,931
Lumentum Holdings *	75	53,545
Marvell Technology	863	161,864
Microchip Technology	564	41,900
Micron Technology	1,127	927,555
Microsoft (A)	7,432	3,453,799
Monolithic Power Systems	48	68,449
Motorola Solutions	170	74,078
NetApp	178	31,773
NVIDIA (A)	24,245	4,867,184
ON Semiconductor *	365	29,788
Oracle	1,698	220,519
Palantir Technologies, Cl A *	2,297	282,669
Palo Alto Networks *	803	266,459
PTC *	115	15,778
Qnity Electronics	188	24,662
QUALCOMM	1,054	155,581
Roper Technologies	114	44,685

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	801	$147,400
SanDisk *	145	176,150
Seagate Technology Holdings PLC (A)	221	189,205
ServiceNow *	1,004	111,675
Skyworks Solutions	160	9,965
Super Micro Computer *	550	15,620
Synopsys *	185	71,921
Teledyne Technologies *	50	32,778
Teradyne	147	54,050
Texas Instruments	906	249,820
Trimble *	268	15,163
Tyler Technologies *	46	14,242
VeriSign	83	24,072
Western Digital	337	183,611
Workday, Cl A *	222	35,595
Zebra Technologies, Cl A *	55	16,160
		23,404,776
Materials — 1.8%
Air Products & Chemicals (A)	213	62,812
Albemarle (A)	111	13,058
Amcor PLC	482	21,632
Avery Dennison (A)	79	13,409
Ball (A)	304	19,730
CF Industries Holdings (A)	169	21,157
Corteva (A)	706	55,569
CRH PLC	693	65,842
Dow (A)	743	22,505
Ecolab (A)	264	73,294
Freeport-McMoRan (A)	1,388	86,930
International Flavors & Fragrances	287	22,736
International Paper	555	22,661
Linde PLC (A)	467	223,403
LyondellBasell Industries, Cl A (A)	288	17,879
Martin Marietta Materials	67	35,184
Mosaic	334	7,388
Newmont	1,048	98,208
Nucor	235	60,463
Packaging Corp of America	90	22,126

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	200	$22,104
Sherwin-Williams	238	81,122
Smurfit WestRock PLC (A)	549	25,238
Steel Dynamics	122	30,654
Vulcan Materials	131	35,183
		1,160,287
Real Estate — 1.9%
Alexandria Real Estate Equities ‡(A)	175	9,004
American Tower ‡(A)	484	83,906
AvalonBay Communities ‡(A)	139	25,800
BXP ‡(A)	159	11,149
Camden Property Trust ‡(A)	81	8,976
CBRE Group, Cl A *(A)	302	44,337
CoStar Group *(A)	431	12,396
Crown Castle ‡(A)	446	34,030
Digital Realty Trust ‡(A)	331	62,400
Equinix ‡(A)	100	101,928
Equity Residential ‡(A)	345	22,925
Essex Property Trust ‡(A)	68	19,321
Extra Space Storage ‡(A)	192	28,424
Federal Realty Investment Trust ‡(A)	86	10,672
Healthpeak Properties ‡(A)	722	15,761
Host Hotels & Resorts ‡(A)	661	16,611
Invitation Homes ‡	590	17,535
Iron Mountain ‡	313	38,286
Kimco Realty ‡	704	17,938
Mid-America Apartment Communities ‡	111	14,690
ProLogis ‡	915	132,318
Public Storage ‡	159	51,543
Realty Income ‡	963	61,507
Regency Centers ‡	188	15,094
SBA Communications, Cl A ‡	122	22,080
Simon Property Group ‡	340	77,986
UDR ‡	316	12,058
Ventas ‡	501	46,848
VICI Properties, Cl A ‡	1,112	29,301
Welltower ‡	696	163,170

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	753	$18,848
		1,226,842
Utilities — 2.2%
AES (A)	740	10,863
Alliant Energy (A)	288	20,385
Ameren (A)	297	32,554
American Electric Power (A)	554	70,829
American Water Works (A)	173	23,211
Atmos Energy (A)	159	27,472
CenterPoint Energy (A)	680	28,587
CMS Energy (A)	313	22,533
Consolidated Edison (A)	365	39,730
Constellation Energy (A)	310	81,452
Dominion Energy (A)	890	61,561
DTE Energy (A)	188	26,672
Duke Energy (A)	756	94,825
Edison International (A)	387	28,394
Entergy (A)	466	50,151
Evergy (A)	254	21,085
Eversource Energy (A)	378	27,061
Exelon (A)	1,049	48,065
FirstEnergy (A)	546	26,377
NextEra Energy	2,076	180,446
NiSource	499	22,171
NRG Energy	230	30,887
PG&E	2,292	39,835
Pinnacle West Capital	142	14,341
PPL	776	27,323
Public Service Enterprise Group	524	40,180
Sempra	681	60,303
Southern	1,099	103,899
Vistra	327	48,458
WEC Energy Group	333	36,437

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Xcel Energy	613	$47,937
		1,394,024
TOTAL UNITED STATES		64,285,198
TOTAL COMMON STOCK (Cost $48,793,988)		64,407,286
TOTAL INVESTMENTS — 100.5% (Cost $48,793,988)		$64,407,286

WRITTEN OPTIONS — (0.6)% (Premiums Received $(642,081))		$(409,790)

Percentages are based on Net Assets of $64,075,838.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.6)%
Call Options
S&P 500 Index	(43)	$(32,205,796)	$7,480.00	8/21/2026	$(409,790)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $32,656,228.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$64,407,286	$—	$—	$64,407,286
Total Investments in Securities	$64,407,286	$—	$—	$64,407,286

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(409,790)	$—	$—	$(409,790)
Total Other Financial Instruments	$(409,790)	$—	$—	$(409,790)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 100.9%
BRAZIL — 0.5%
Consumer Discretionary — 0.5%
MercadoLibre *	35	$65,728

CANADA — 0.8%
Industrials — 0.1%
Thomson Reuters	243	23,846

Information Technology — 0.7%
Shopify, Cl A *	814	95,360

TOTAL CANADA		119,206
CHINA — 0.3%
Consumer Discretionary — 0.3%
PDD Holdings ADR *	455	40,295

NETHERLANDS — 1.2%
Information Technology — 1.2%
ASML Holding	63	102,627
Nebius Group, Cl A *	142	27,038
NXP Semiconductors	162	37,124

TOTAL NETHERLANDS		166,789
UNITED KINGDOM — 0.2%
Consumer Staples — 0.2%
Coca-Cola Europacific Partners PLC	289	31,634

UNITED STATES — 97.9%
Communication Services — 14.4%
Alphabet, Cl A	1,395	496,801
Alphabet, Cl C	1,307	466,142
AppLovin, Cl A *	204	80,764
Comcast, Cl A	2,311	55,372
Electronic Arts	157	32,948
Meta Platforms, Cl A	712	396,378
Netflix *	2,795	200,429
Space Exploration Technologies, Cl A *	1,274	138,063
Take-Two Interactive Software *	119	28,907

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
T-Mobile US	717	$123,833
Warner Bros Discovery *	1,594	41,922
		2,061,559
Consumer Discretionary — 10.6%
Airbnb, Cl A *	270	40,910
Amazon.com *	2,579	700,405
Booking Holdings	518	99,922
DoorDash, Cl A *	266	52,179
Marriott International, Cl A	170	63,381
O’Reilly Automotive *	535	47,802
Ross Stores	210	52,725
Starbucks	760	79,990
Tesla *	1,196	372,207
		1,509,521
Consumer Staples — 6.5%
Costco Wholesale	294	279,856
Keurig Dr Pepper	882	27,448
Kraft Heinz	764	19,749
Mondelez International, Cl A	832	51,842
Monster Beverage *	633	61,008
PepsiCo	907	126,581
Walmart	3,230	359,176
		925,660
Energy — 0.5%
Baker Hughes, Cl A	627	37,927
Diamondback Energy	177	35,922
		73,849

Financials — 0.2%
PayPal Holdings	570	32,610

Health Care — 3.8%
Alnylam Pharmaceuticals *	86	17,675
Amgen	358	137,887
Dexcom *	246	20,529
GE HealthCare Technologies	294	19,998

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Gilead Sciences	825	$107,423
IDEXX Laboratories *	48	26,835
Intuitive Surgical *	238	84,093
Regeneron Pharmaceuticals	65	49,571
Vertex Pharmaceuticals *	168	80,153
		544,164
Industrials — 3.6%
Automatic Data Processing	258	68,747
Axon Enterprise *	49	25,860
Cintas	258	52,795
Copart *	598	17,414
CSX	1,204	60,682
Fastenal	727	34,685
Ferrovial	455	29,620
Honeywell Aerospace *	207	42,795
Honeywell International	207	50,311
Old Dominion Freight Line	137	29,063
PACCAR	338	44,846
Paychex	234	27,341
Rocket Lab *	375	24,356
		508,515
Information Technology — 56.1%
Adobe *	261	65,357
Advanced Micro Devices *	1,080	514,242
Analog Devices	325	119,408
Apple	3,518	1,086,745
Applied Materials	524	266,019
ARM Holdings PLC ADR *	291	69,750
Astera Labs *	112	34,858
Autodesk *	136	31,851
Broadcom	1,137	442,611
Cadence Design Systems *	178	60,524
Cisco Systems	2,613	303,082
CoreWeave, Cl A *	290	20,813
CrowdStrike Holdings, Cl A *	677	129,212
Datadog, Cl A *	216	57,882
Fortinet *	489	79,194

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel *	3,329	$300,276
Intuit	177	55,944
KLA	867	158,505
Lam Research	828	242,621
Lumentum Holdings *	51	36,411
Marvell Technology	582	109,160
Microchip Technology	341	25,333
Micron Technology	746	613,980
Microsoft	1,779	826,737
Monolithic Power Systems	34	48,485
NVIDIA	5,797	1,163,748
Palantir Technologies, Cl A *	1,523	187,420
Palo Alto Networks *	540	179,188
QUALCOMM	702	103,622
Roper Technologies	63	24,694
SanDisk *	99	120,268
Seagate Technology Holdings PLC	147	125,851
Strategy, Cl A *	224	20,895
Synopsys *	124	48,206
Teradyne	102	37,504
Texas Instruments	605	166,823
Western Digital	231	125,858
Workday, Cl A *	132	21,165
		8,024,242
Materials — 1.0%
Linde PLC	308	147,341

Utilities — 1.2%
American Electric Power	351	44,875
Constellation Energy	234	61,484
Exelon	648	29,691
Xcel Energy	397	31,046
		167,096
TOTAL UNITED STATES		13,994,557
TOTAL COMMON STOCK (Cost $8,899,122)		14,418,209

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.8% (Cost $187,465)	$118,895
TOTAL INVESTMENTS — 101.7% (Cost $9,086,587)	$14,537,104

WRITTEN OPTIONS — (1.7)% (Premiums Received $(536,424))	$(247,550)

Percentages are based on Net Assets of $14,297,233.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.8%
Put Options
Nasdaq-100	5	$14,137,100	$27,100.00	8/21/2026	$116,425
Nasdaq-100 Micro Index	10	282,740	271.00	8/21/2026	2,470

Total Purchased Options		$14,419,840			$118,895
WRITTEN OPTIONS — (1.7)%
Call Options
Nasdaq-100	(5)	$(14,137,100)	$28,550.00	8/21/2026	$(242,850)
Nasdaq-100 Micro Index	(8)	(226,192)	285.00	8/21/2026	(4,700)

Total Written Options		$(14,363,292)			$(247,550)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $14,371,949.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$14,418,209	$—	$—	$14,418,209
Purchased Options	118,895	—	—	118,895
Total Investments in Securities	$14,537,104	$—	$—	$14,537,104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(247,550)	$—	$—	$(247,550)
Total Other Financial Instruments	$(247,550)	$—	$—	$(247,550)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK(A) — 101.0%
NETHERLANDS — 0.1%
Information Technology — 0.1%
NXP Semiconductors	191	$43,770

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity PLC	219	45,046

UNITED STATES — 100.8%
Communication Services — 10.0%
Alphabet, Cl A	4,594	1,636,061
Alphabet, Cl C	3,702	1,320,318
AppLovin, Cl A *	211	83,535
AT&T	5,470	127,177
Charter Communications, Cl A *	73	10,584
Comcast, Cl A	2,780	66,609
EchoStar, Cl A *	115	9,670
Electronic Arts	186	39,034
Fox, Cl A	196	11,413
Fox, Cl B	105	5,454
Live Nation Entertainment *	124	21,592
Meta Platforms, Cl A	1,720	957,541
Netflix *	3,316	237,790
News, Cl A	311	8,571
News, Cl B	79	2,470
Omnicom Group	195	15,347
Paramount Skydance, Cl B	246	1,958
Take-Two Interactive Software *	139	33,766
TKO Group Holdings, Cl A	57	10,363
T-Mobile US	352	60,794
Trade Desk, Cl A *	366	6,603
Verizon Communications	3,299	154,426
Walt Disney	1,336	128,510
Warner Bros Discovery *	2,025	53,258
		5,002,844
Consumer Discretionary — 9.5%
Airbnb, Cl A *	325	49,244
Amazon.com *	7,670	2,083,019

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aptiv PLC *	203	$11,463
AutoZone *	13	39,211
Best Buy	132	11,386
Booking Holdings	602	116,126
Carnival	948	26,364
Carvana, Cl A *	565	35,233
Chipotle Mexican Grill, Cl A *	1,064	39,602
Darden Restaurants	88	17,915
Deckers Outdoor *	111	10,754
Domino’s Pizza	23	7,991
DoorDash, Cl A *	287	56,298
DR Horton	221	31,616
eBay	346	39,447
Expedia Group	89	26,232
Ford Motor	3,198	46,947
Garmin	125	36,723
General Motors	678	60,247
Genuine Parts	102	12,686
Hasbro	95	8,924
Hilton Worldwide Holdings	177	56,727
Home Depot	781	259,261
Las Vegas Sands	268	13,103
Lennar, Cl A	155	12,764
Lowe’s	437	90,813
Lululemon Athletica *	79	9,391
Marriott International, Cl A	170	63,381
McDonald’s	557	150,747
MGM Resorts International *	188	8,379
NIKE, Cl B	971	40,500
Norwegian Cruise Line Holdings *	370	6,856
NVR *	2	12,294
O’Reilly Automotive *	624	55,754
PulteGroup	158	19,982
Ralph Lauren, Cl A	32	12,171
Ross Stores	249	62,516
Royal Caribbean Cruises	188	59,840
Starbucks	887	93,357
Tapestry	167	25,446
Tesla *	2,204	685,907

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
TJX	867	$136,414
Tractor Supply	476	14,647
Ulta Beauty *	34	17,436
Williams-Sonoma	93	21,265
Wynn Resorts	68	6,753
Yum! Brands	228	34,948
		4,738,080
Consumer Staples — 4.7%
Altria Group	1,307	89,307
Archer-Daniels-Midland	401	31,787
Brown-Forman, Cl B	88	2,528
Bunge Global	98	10,411
Casey’s General Stores	28	24,388
Church & Dwight	173	17,094
Clorox	88	8,407
Coca-Cola	3,038	266,098
Colgate-Palmolive	602	54,963
Constellation Brands, Cl A	103	13,414
Costco Wholesale	347	330,306
Dollar General	181	22,996
Dollar Tree *	152	19,336
Estee Lauder, Cl A	180	15,102
General Mills	484	17,303
Hershey	110	19,256
Hormel Foods	247	6,177
J M Smucker	76	9,064
Kenvue	1,438	27,667
Keurig Dr Pepper	1,029	32,023
Kimberly-Clark	271	29,623
Kraft Heinz	757	19,568
Kroger	476	27,484
McCormick	230	11,707
Molson Coors Beverage, Cl B	159	6,608
Mondelez International, Cl A	968	60,316
Monster Beverage *	582	56,093
PepsiCo	1,070	149,329
Philip Morris International	1,221	232,991
Procter & Gamble	1,824	263,550

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Sysco	401	$34,181
Target	347	50,138
Tyson Foods, Cl A	252	14,606
Walmart	3,428	381,194
		2,355,015
Energy — 3.4%
APA	295	11,009
Baker Hughes, Cl A	808	48,876
Chevron	1,472	289,734
ConocoPhillips	956	115,179
Devon Energy	883	39,850
Diamondback Energy	160	32,472
EOG Resources	400	59,476
EQT	470	25,046
Expand Energy	195	18,336
ExxonMobil Holdings	3,243	504,092
Halliburton	630	20,318
Kinder Morgan	1,602	51,552
Marathon Petroleum	226	71,522
Occidental Petroleum	546	31,160
ONEOK	515	46,767
Phillips 66	309	65,409
SLB	1,125	55,789
Targa Resources	177	47,856
Texas Pacific Land	50	20,129
Valero Energy	230	71,967
Williams	947	67,748
		1,694,287
Financials — 12.6%
Aflac	357	45,510
Allstate	192	50,703
American Express	418	140,553
American International Group	440	34,575
Ameriprise Financial	73	39,846
Aon PLC, Cl A	165	59,491
Apollo Global Management	357	44,836
Arch Capital Group *	269	27,043

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Ares Management, Cl A	169	$21,647
Arthur J Gallagher	211	52,628
Assurant	39	10,888
Bank of America	5,102	316,069
Bank of New York Mellon	534	83,480
Berkshire Hathaway, Cl B *	1,435	734,060
Blackrock	111	121,033
Blackstone	580	74,095
Block, Cl A *	449	36,477
Brown & Brown	209	14,714
Capital One Financial	486	101,579
CBOE Global Markets	77	23,888
Charles Schwab	1,272	133,865
Chubb	283	99,242
Cincinnati Financial	115	20,433
Citigroup	1,329	176,026
Citizens Financial Group	362	25,937
CME Group, Cl A	280	74,981
Coinbase Global, Cl A *	184	26,912
Corpay *	53	20,252
Erie Indemnity, Cl A	17	4,115
Everest Group	36	13,469
FactSet Research Systems	34	8,949
Fidelity National Information Services	379	16,968
Fifth Third Bancorp	737	41,641
Fiserv *	440	23,734
Franklin Resources	203	6,874
Global Payments	152	12,780
Globe Life	57	10,388
Goldman Sachs Group	230	234,227
Hartford Insurance Group	228	32,356
Huntington Bancshares	1,534	26,139
Interactive Brokers Group, Cl A	327	28,773
Intercontinental Exchange	440	67,091
Invesco	365	10,804
Jack Henry & Associates	58	8,934
JPMorgan Chase	2,098	738,055
KeyCorp	817	18,456
KKR	561	56,902

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Loews	134	$15,545
M&T Bank	118	29,062
Marsh & McLennan	374	70,944
Mastercard, Cl A	631	361,626
MetLife	451	43,355
Moody’s	113	54,057
Morgan Stanley	942	198,216
MSCI, Cl A	55	31,473
Nasdaq	324	30,518
Northern Trust	154	28,057
PayPal Holdings	674	38,560
PNC Financial Services Group	313	78,209
Principal Financial Group	162	18,419
Progressive	456	96,408
Prudential Financial	284	34,671
Raymond James Financial	140	24,637
Regions Financial	596	18,446
Robinhood Markets, Cl A *	598	51,763
S&P Global	238	98,039
State Street	229	42,173
Synchrony Financial	257	19,478
T Rowe Price Group	179	20,003
Travelers	164	61,395
Truist Financial	931	48,263
US Bancorp	1,201	75,675
Visa, Cl A	1,298	475,237
W R Berkley	266	19,296
Wells Fargo	2,388	206,443
Willis Towers Watson PLC	71	23,850
		6,285,236
Health Care — 9.2%
Abbott Laboratories	1,357	143,435
AbbVie	1,388	348,305
Agilent Technologies	231	31,963
Align Technology *	52	8,796
Amgen	421	162,152
Baxter International	333	8,711
Becton Dickinson	216	35,774

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Biogen *	114	$23,136
Bio-Techne	110	7,930
Boston Scientific *	1,146	53,553
Bristol-Myers Squibb	1,584	103,451
Cardinal Health	194	44,626
Cencora	161	50,126
Centene *	347	21,590
Charles River Laboratories International *	41	9,533
Cigna Group	203	56,647
Cooper *	190	13,741
CVS Health	990	103,386
Danaher	489	95,345
DaVita *	30	7,203
Dexcom *	333	27,789
Edwards Lifesciences *	475	40,883
Elevance Health	171	64,269
Eli Lilly	619	711,132
GE HealthCare Technologies	384	26,120
Gilead Sciences	969	126,173
HCA Healthcare	126	50,726
Henry Schein *	70	6,002
Humana	92	33,475
IDEXX Laboratories *	64	35,780
Incyte *	133	15,896
Insulet *	53	8,763
Intuitive Surgical *	277	97,872
IQVIA Holdings *	136	31,963
Johnson & Johnson	1,883	482,707
Labcorp Holdings	63	19,480
McKesson	93	79,626
Medtronic PLC	995	84,963
Merck	1,946	253,369
Mettler-Toledo International *	16	22,661
Moderna *	295	16,172
Pfizer	4,435	110,919
Quest Diagnostics	82	19,107
Regeneron Pharmaceuticals	81	61,773
ResMed	111	23,419
Revvity	81	9,114

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Solventum *	106	$9,057
STERIS PLC	74	16,902
Stryker	268	87,288
Thermo Fisher Scientific	294	168,844
UnitedHealth Group	711	294,638
Universal Health Services, Cl B	44	7,411
Veeva Systems, Cl A *	122	24,861
Vertex Pharmaceuticals *	197	93,989
Viatris	1,009	17,718
Waters *	73	27,544
West Pharmaceutical Services	58	19,776
Zimmer Biomet Holdings	163	15,311
Zoetis, Cl A	344	26,588
		4,599,483
Industrials — 8.8%
3M	395	69,631
A O Smith	79	4,750
Allegion PLC	67	10,546
AMETEK	170	41,091
Automatic Data Processing	309	82,336
Axon Enterprise *	68	35,888
Boeing *	614	132,710
Broadridge Financial Solutions	91	14,009
Builders FirstSource *	79	5,249
Carrier Global	600	37,086
Caterpillar	360	293,332
CH Robinson Worldwide	87	12,852
Cintas	278	56,887
Comfort Systems USA	27	46,702
Copart *	664	19,336
CSX	1,437	72,425
Cummins	111	70,396
Deere	197	116,756
Delta Air Lines	531	46,431
Dover	101	20,667
DuPont de Nemours	117	16,029
Eaton PLC	303	125,806
EMCOR Group	34	27,113

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Emerson Electric	424	$63,524
Equifax	88	15,191
Expeditors International of Washington	101	16,957
Fastenal	877	41,842
FedEx	167	51,336
Fedex Freight Holding *	83	11,664
Fortive	277	16,401
GE Aerospace	815	293,457
GE Vernova	211	208,951
Generac Holdings *	45	8,870
General Dynamics	196	75,150
Honeywell Aerospace *	247	51,065
Honeywell International	247	60,033
Howmet Aerospace	311	87,783
Hubbell, Cl B	40	18,902
Huntington Ingalls Industries	30	9,793
IDEX	54	12,444
Illinois Tool Works	197	56,529
Ingersoll Rand	252	21,012
Jacobs Solutions	89	12,009
JB Hunt Transport Services	55	14,946
Johnson Controls International PLC	474	69,517
L3Harris Technologies	139	38,511
Leidos Holdings	97	11,213
Lennox International	26	10,813
Lockheed Martin	157	91,490
Masco	131	9,364
Nordson	43	12,805
Norfolk Southern	169	56,696
Northrop Grumman	107	58,045
Old Dominion Freight Line	152	32,245
Otis Worldwide	272	19,570
PACCAR	427	56,654
Parker-Hannifin	98	95,700
Paychex	241	28,158
Pentair PLC	110	7,198
Quanta Services	120	80,083
Republic Services, Cl A	166	34,951
Rockwell Automation	85	40,807

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Rollins	260	$9,872
RTX	1,051	226,196
Snap-On	38	15,596
Southwest Airlines	396	17,808
Stanley Black & Decker	111	10,498
Textron	138	11,766
Trane Technologies PLC	172	78,251
TransDigm Group	45	56,447
Uber Technologies *	1,607	113,069
Union Pacific	463	135,256
United Airlines Holdings *	242	29,362
United Parcel Service, Cl B	604	62,949
United Rentals	51	55,042
Veralto	203	19,116
Verisk Analytics, Cl A	106	20,654
Vertiv Holdings, Cl A	298	71,988
Waste Management	285	64,567
Westinghouse Air Brake Technologies	137	39,848
WW Grainger	35	48,378
Xylem	200	23,394
		4,369,764
Information Technology — 36.7%
Accenture PLC, Cl A	478	79,310
Adobe *	319	79,881
Advanced Micro Devices *	1,276	607,567
Akamai Technologies *	111	12,785
Amphenol, Cl A	960	154,272
Analog Devices	382	140,351
Apple	11,511	3,555,863
Applied Materials	623	316,278
Arista Networks *	806	145,362
Autodesk *	175	40,985
Broadcom	3,709	1,443,840
Cadence Design Systems *	211	71,744
CDW	95	14,042
Ciena *	113	42,607
Cisco Systems	3,088	358,177
Cognizant Technology Solutions, Cl A	405	22,417

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Coherent *	145	$38,119
Corning	609	84,194
CrowdStrike Holdings, Cl A *	788	150,398
Datadog, Cl A *	253	67,796
Dell Technologies, Cl C	221	89,587
F5 *	43	17,311
Fair Isaac *	17	19,090
First Solar *	80	16,882
Flex *	273	31,054
Fortinet *	482	78,060
Gartner *	57	8,608
Gen Digital	498	13,670
GoDaddy, Cl A *	99	8,191
Hewlett Packard Enterprise	1,010	48,379
HP	629	17,153
Intel *	3,692	333,018
International Business Machines	732	163,712
Intuit	216	68,271
Jabil	79	24,889
Keysight Technologies *	138	44,033
KLA	1,019	186,294
Lam Research	981	287,453
Lumentum Holdings *	60	42,836
Marvell Technology	677	126,978
Microchip Technology	444	32,985
Micron Technology	883	726,735
Microsoft	5,821	2,705,135
Monolithic Power Systems	39	55,615
Motorola Solutions	133	57,955
NetApp	163	29,095
NVIDIA	18,983	3,810,837
ON Semiconductor *	300	24,483
Oracle	1,331	172,857
Palantir Technologies, Cl A *	1,793	220,647
Palo Alto Networks *	632	209,717
PTC *	90	12,348
Qnity Electronics	172	22,563
QUALCOMM	814	120,155
Roper Technologies	76	29,790

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Salesforce	635	$116,853
SanDisk *	116	140,920
Seagate Technology Holdings PLC	175	149,823
ServiceNow *	812	90,319
Skyworks Solutions	116	7,224
Super Micro Computer *	450	12,780
Synopsys *	148	57,536
Teledyne Technologies *	35	22,945
Teradyne	116	42,652
Texas Instruments	712	196,327
Trimble *	219	12,391
Tyler Technologies *	26	8,050
VeriSign	63	18,271
Western Digital	268	146,017
Workday, Cl A *	175	28,060
Zebra Technologies, Cl A *	42	12,340
		18,344,882
Materials — 1.8%
Air Products & Chemicals	167	49,247
Albemarle	91	10,705
Amcor PLC	382	17,144
Avery Dennison	63	10,693
Ball	189	12,266
CF Industries Holdings	112	14,021
Corteva	550	43,290
CRH PLC	504	47,885
Dow	609	18,447
Ecolab	190	52,750
Freeport-McMoRan	1,114	69,770
International Flavors & Fragrances	173	13,705
International Paper	473	19,313
Linde PLC	361	172,695
LyondellBasell Industries, Cl A	230	14,278
Martin Marietta Materials	45	23,631
Mosaic	267	5,906
Newmont	849	79,560
Nucor	188	48,371
Packaging Corp of America	73	17,946

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	184	$20,336
Sherwin-Williams	173	58,967
Smurfit WestRock PLC	364	16,733
Steel Dynamics	101	25,377
Vulcan Materials	100	26,857
		889,893
Real Estate — 1.9%
Alexandria Real Estate Equities ‡	109	5,608
American Tower ‡	352	61,023
AvalonBay Communities ‡	104	19,303
BXP ‡	95	6,661
Camden Property Trust ‡	76	8,422
CBRE Group, Cl A *	238	34,941
CoStar Group *	359	10,325
Crown Castle ‡	369	28,155
Digital Realty Trust ‡	264	49,769
Equinix ‡	79	80,523
Equity Residential ‡	300	19,935
Essex Property Trust ‡	54	15,344
Extra Space Storage ‡	175	25,907
Federal Realty Investment Trust ‡	62	7,694
Healthpeak Properties ‡	588	12,836
Host Hotels & Resorts ‡	550	13,821
Invitation Homes ‡	500	14,860
Iron Mountain ‡	223	27,277
Kimco Realty ‡	580	14,778
Mid-America Apartment Communities ‡	85	11,249
ProLogis ‡	724	104,698
Public Storage ‡	118	38,252
Realty Income ‡	753	48,094
Regency Centers ‡	130	10,438
SBA Communications, Cl A ‡	78	14,116
Simon Property Group ‡	244	55,966
UDR ‡	260	9,922
Ventas ‡	395	36,936
VICI Properties, Cl A ‡	927	24,426
Welltower ‡	545	127,770

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Weyerhaeuser ‡	617	$15,444
		954,493
Utilities — 2.2%
AES	596	8,749
Alliant Energy	233	16,492
Ameren	226	24,772
American Electric Power	444	56,765
American Water Works	161	21,601
Atmos Energy	127	21,943
CenterPoint Energy	485	20,389
CMS Energy	224	16,126
Consolidated Edison	273	29,716
Constellation Energy	241	63,323
Dominion Energy	695	48,073
DTE Energy	171	24,260
Duke Energy	603	75,634
Edison International	329	24,139
Entergy	378	40,680
Evergy	166	13,780
Eversource Energy	322	23,052
Exelon	778	35,648
FirstEnergy	382	18,454
NextEra Energy	1,629	141,593
NiSource	395	17,550
NRG Energy	175	23,501
PG&E	1,657	28,799
Pinnacle West Capital	94	9,493
PPL	637	22,429
Public Service Enterprise Group	405	31,055
Sempra	534	47,286
Southern	873	82,533
Vistra	261	38,678
WEC Energy Group	266	29,106
Xcel Energy	484	37,849
		1,093,468
TOTAL UNITED STATES		50,327,445
TOTAL COMMON STOCK (Cost $31,467,167)		50,416,261

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

Value
PURCHASED OPTIONS — 0.2% (Cost $295,027)	$102,070
TOTAL INVESTMENTS — 101.2% (Cost $31,762,194)	$50,518,331

WRITTEN OPTIONS — (1.3)% (Premiums Received $(1,006,046))	$(642,032)

Percentages are based on Net Assets of $49,929,626.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.2%
Put Options
Mini-SPX Index	13	$973,661	$710.00	8/21/2026	$2,080
S&P 500 Index	66	49,432,152	7,105.00	8/21/2026	99,990

Total Purchased Options		$50,405,813			$102,070
WRITTEN OPTIONS — (1.3)%
Call Options
Mini-SPX Index	(13)	$(973,661)	$748.00	8/21/2026	$(13,052)
S&P 500 Index	(66)	(49,432,152)	7,480.00	8/21/2026	(628,980)

Total Written Options		$(50,405,813)			$(642,032)

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $50,271,089.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$50,416,261	$—	$—	$50,416,261
Purchased Options	102,070	—	—	102,070
Total Investments in Securities	$50,518,331	$—	$—	$50,518,331

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(642,032)	$—	$—	$(642,032)
Total Other Financial Instruments	$(642,032)	$—	$—	$(642,032)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK(A) — 101.2%
UNITED STATES — 101.2%
Communication Services — 5.2%
Alphabet, Cl A	21,103	$7,515,411
Walt Disney	21,103	2,029,898
		9,545,309
Consumer Discretionary — 10.5%
Amazon.com *	21,103	5,731,153
Home Depot	21,103	7,005,352
McDonald’s	21,103	5,711,316
NIKE, Cl B	21,103	880,206
		19,328,027
Consumer Staples — 3.9%
Coca-Cola	21,103	1,848,412
Procter & Gamble	21,103	3,049,172
Walmart	21,103	2,346,654
		7,244,238
Energy — 2.3%
Chevron	21,103	4,153,703

Financials — 28.0%
American Express	21,103	7,095,884
Goldman Sachs Group	21,103	21,490,873
JPMorgan Chase	21,103	7,423,824
Travelers	21,103	7,900,119
Visa, Cl A	21,103	7,726,442
		51,637,142
Health Care — 13.6%
Amgen	21,103	8,128,031
Johnson & Johnson	21,103	5,409,754
Merck	21,103	2,747,611
UnitedHealth Group	21,103	8,745,083
		25,030,479
Industrials — 16.6%
3M	21,103	3,720,037
Boeing *	21,103	4,561,202

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar	21,103	$17,194,936
Honeywell International	21,103	5,129,084
		30,605,259
Information Technology — 17.2%
Apple	21,103	6,518,928
Cisco Systems	21,103	2,447,737
International Business Machines	21,103	4,719,686
Microsoft	21,103	9,806,986
NVIDIA	21,103	4,236,427
Salesforce	21,103	3,883,374
		31,613,138
Materials — 3.9%
Sherwin-Williams	21,103	7,192,958

TOTAL UNITED STATES		186,350,253
TOTAL COMMON STOCK (Cost $134,713,079)		186,350,253
TOTAL INVESTMENTS — 101.2% (Cost $134,713,079)		$186,350,253

WRITTEN OPTIONS — (1.3)% (Premiums Received $(2,061,840))		$(2,449,500)

Percentages are based on Net Assets of $184,110,573.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.3)%
Call Options
Dow Jones Industrial Average Index	(3,550)	$(186,321,750)	$530.00	8/21/2026	$(2,449,500)

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Dow 30® Covered Call ETF

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $186,350,253.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$186,350,253	$—	$—	$186,350,253
Total Investments in Securities	$186,350,253	$—	$—	$186,350,253

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(2,449,500)	$—	$—	$(2,449,500)
Total Other Financial Instruments	$(2,449,500)	$—	$—	$(2,449,500)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 100.4%
Domestic Equity — 100.4%
Global X Russell 2000 ETF (A)(B)(C)	72,969	$8,319,415
TOTAL EXCHANGE-TRADED FUND (Cost $5,837,199)		8,319,415
TOTAL INVESTMENTS — 100.4% (Cost $5,837,199)		$8,319,415

WRITTEN OPTIONS — (0.5)% (Premiums Received $(98,378))		$(42,630)

Percentages are based on Net Assets of $8,283,136.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
Call Options
Russell 2000 Index	(14)	$(4,103,875)	$2,970.00	8/21/2026	$(42,630)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $4,112,107.
(B)	For financial information on the Global X Russell 2000 ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$8,319,415	$—	$—	$8,319,415
Total Investments in Securities	$8,319,415	$—	$—	$8,319,415

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(42,630)	$—	$—	$(42,630)
Total Other Financial Instruments	$(42,630)	$—	$—	$(42,630)

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Russell 2000 Covered Call & Growth ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Global X Russell 2000 ETF
$8,146,793	$563,642	$(1,763,581)	$1,084,561	$288,000	$8,319,415	$84,734	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
EXCHANGE-TRADED FUND — 54.5%
Domestic Equity — 54.5%
Technology Select Sector SPDR ETF (A)(B)	44,520	$7,806,582
TOTAL EXCHANGE-TRADED FUND (Cost $5,032,126)		7,806,582

COMMON STOCK — 46.6%
NETHERLANDS — 0.2%
Information Technology — 0.2%
NXP Semiconductors	118	27,041

SWITZERLAND — 0.2%
Information Technology — 0.2%
TE Connectivity PLC	136	27,974

UNITED STATES — 46.2%
Information Technology — 46.2%
Accenture PLC, Cl A	286	47,453
Adobe *	188	47,077
Advanced Micro Devices *	593	282,357
Akamai Technologies *	65	7,487
Amphenol, Cl A	573	92,081
Analog Devices	227	83,402
Apple	2,814	869,273
Applied Materials	370	187,838
Arista Networks *	481	86,748
Autodesk *	97	22,717
Broadcom	903	351,520
Cadence Design Systems *	129	43,863
CDW	58	8,573
Ciena *	66	24,885
Cisco Systems	1,840	213,422
Cognizant Technology Solutions, Cl A	215	11,900
Coherent *	85	22,346
Corning	365	50,461
CrowdStrike Holdings, Cl A *	476	90,849
Datadog, Cl A *	154	41,267
Dell Technologies, Cl C	135	54,725
F5 *	26	10,467

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fair Isaac *	10	$11,230
First Solar *	48	10,129
Flex *	171	19,451
Fortinet *	290	46,965
Gartner *	31	4,682
Gen Digital	242	6,643
GoDaddy, Cl A *	60	4,964
Hewlett Packard Enterprise	618	29,602
HP	411	11,208
Intel *	2,201	198,530
International Business Machines	438	97,959
Intuit	129	40,773
Jabil	47	14,807
Keysight Technologies *	80	25,526
KLA	609	111,337
Lam Research	583	170,831
Lumentum Holdings *	36	25,702
Marvell Technology	408	76,524
Microchip Technology	249	18,498
Micron Technology	296	243,617
Microsoft	1,423	661,297
Monolithic Power Systems	23	32,799
Motorola Solutions	77	33,553
NetApp	90	16,065
NVIDIA	4,641	931,681
ON Semiconductor *	180	14,690
Oracle	791	102,727
Palantir Technologies, Cl A *	1,070	131,674
Palo Alto Networks *	378	125,432
PTC *	54	7,409
Qnity Electronics	96	12,593
QUALCOMM	491	72,476
Roper Technologies	46	18,031
Salesforce	381	70,112
SanDisk *	69	83,823
Seagate Technology Holdings PLC	104	89,038
ServiceNow *	480	53,390
Skyworks Solutions	65	4,048
Super Micro Computer *	223	6,333

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	89	$34,600
Teledyne Technologies *	22	14,423
Teradyne	73	26,841
Texas Instruments	424	116,914
Trimble *	105	5,941
Tyler Technologies *	20	6,192
VeriSign	37	10,731
Western Digital	161	87,719
Workday, Cl A *	97	15,553
Zebra Technologies, Cl A *	22	6,464

TOTAL UNITED STATES		6,612,238
TOTAL COMMON STOCK (Cost $4,522,799)		6,667,253
TOTAL INVESTMENTS — 101.1% (Cost $9,554,925)		$14,473,835

WRITTEN OPTIONS — (1.2)% (Premiums Received $(297,670))		$(177,409)

Percentages are based on Net Assets of $14,310,571.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.2)%
Call Options
The Technology Select Sector SPDR® Fund	(412)	$(7,224,420)	$178.00	8/21/2026	$(177,409)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $7,224,420.
(B)	For financial information on the Technology Select Sector SPDR ETF, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Information Technology Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$7,806,582	$—	$—	$7,806,582
Common Stock	6,667,253	—	—	6,667,253
Total Investments in Securities	$14,473,835	$—	$—	$14,473,835

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(177,409)	$—	$(177,409)
Total Other Financial Instruments	$—	$(177,409)	$—	$(177,409)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.6%
UNITED STATES — 100.6%
Communication Services — 5.2%
Alphabet, Cl A	704	$250,715
Walt Disney (A)	704	67,718
		318,433
Consumer Discretionary — 10.4%
Amazon.com *(A)	704	191,192
Home Depot (A)	704	233,700
McDonald’s (A)	704	190,531
NIKE, Cl B	704	29,364
		644,787
Consumer Staples — 3.9%
Coca-Cola (A)	704	61,663
Procter & Gamble	704	101,721
Walmart	704	78,285
		241,669
Energy — 2.2%
Chevron (A)	704	138,568

Financials — 27.9%
American Express (A)	704	236,720
Goldman Sachs Group (A)	704	716,940
JPMorgan Chase (A)	704	247,660
Travelers (A)	704	263,549
Visa, Cl A (A)	704	257,756
		1,722,625
Health Care — 13.5%
Amgen (A)	704	271,153
Johnson & Johnson	704	180,470
Merck	704	91,661
UnitedHealth Group (A)	704	291,738
		835,022
Industrials — 16.5%
3M	704	124,101
Boeing *(A)	704	152,163

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Caterpillar (A)	704	$573,626
Honeywell International	704	171,107
		1,020,997
Information Technology — 17.1%
Apple (A)	704	217,473
Cisco Systems (A)	704	81,657
International Business Machines (A)	704	157,449
Microsoft (A)	704	327,163
NVIDIA	704	141,328
Salesforce (A)	704	129,550
		1,054,620
Materials — 3.9%
Sherwin-Williams (A)	704	239,958

TOTAL UNITED STATES		6,216,679
TOTAL COMMON STOCK (Cost $5,063,609)		6,216,679
TOTAL INVESTMENTS — 100.6% (Cost $5,063,609)		$6,216,679

WRITTEN OPTIONS — (0.7)% (Premiums Received $(34,108))		$(40,710)

Percentages are based on Net Assets of $6,182,327.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
Dow Jones Industrial Average Index	(59)	$(3,096,615)	$530.00	8/21/2026	$(40,710)

*	Non-income producing security.
(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,209,213.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Dow 30® Covered Call & Growth ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,216,679	$—	$—	$6,216,679
Total Investments in Securities	$6,216,679	$—	$—	$6,216,679

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(40,710)	$—	$—	$(40,710)
Total Other Financial Instruments	$(40,710)	$—	$—	$(40,710)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

	Shares	Value
EXCHANGE-TRADED FUND — 101.0%
Domestic Equity — 101.0%
Global X MLP & Energy Infrastructure ETF (A)(B)(C)	416,813	$31,294,320
TOTAL EXCHANGE-TRADED FUND (Cost $27,627,596)		31,294,320
TOTAL INVESTMENTS — 101.0% (Cost $27,627,596)		$31,294,320

WRITTEN OPTIONS — (1.1)% (Premiums Received $(717,874))		$(347,162)

Percentages are based on Net Assets of $30,975,840.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.1)%
Call Options
Global X MLP & Energy Infrastructure ETF	(4,164)	$(31,263,312)	$76.00	8/21/2026	$(347,162)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $31,294,320.
(B)	For financial information on the Global X MLP & Energy Infrastructure ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(C)	Affiliated investment.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X MLP & Energy Infrastructure Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$31,294,320	$—	$—	$31,294,320
Total Investments in Securities	$31,294,320	$—	$—	$31,294,320

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(347,162)	$—	$(347,162)
Total Other Financial Instruments	$—	$(347,162)	$—	$(347,162)

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Global X MLP & Energy Infrastructure ETF
$11,145,491	$29,275,927	$(14,235,807)	$4,320,327	$788,382	$31,294,320	$366,656	$112,980

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments):

Fund Abbreviations

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

MLP — Master Limited Partnership

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

GLX-QH-011-0500

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 79.3%
International Equity — 46.8%
Global X Blockchain ETF (A)(B)	165,660	$10,827,538
Domestic Fixed Income — 32.5%
Global X 1-3 Month T-Bill ETF (B)(C)	74,870	7,516,199
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,168,102)		18,343,737
TOTAL INVESTMENTS — 79.3% (Cost $18,168,102)		$18,343,737

Percentages are based on Net Assets of $23,142,746.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts CME Bitcoin^	39	Aug-2026	$12,781,848	$12,310,350	$(471,498)

^	Security is held by the Global X Bitcoin Strategy Subsidiary I, as of July 31, 2026.
(A)	For financial information on the Global X Blockchain ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$18,343,737	$—	$—	$18,343,737
Total Investments in Securities	$18,343,737	$—	$—	$18,343,737

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(471,498)	$—	$—	$(471,498)
Total Other Financial Instruments	$(471,498)	$—	$—	$(471,498)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Blockchain & Bitcoin Strategy ETF

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Global X Blockchain ETF
$24,125,040	$3,453,735	$(9,264,769)	$(10,433,802)	$2,947,334	$10,827,538	$267,959	$—
Global X 1-3 Month T-Bill ETF
13,809,125	3,206,142	(9,481,326)	(13,170)	(4,572)	7,516,199	266,460	—
Totals:
$37,934,165	$6,659,877	$(18,746,095)	$(10,446,972)	$2,942,762	$18,343,737	$534,419	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Bitcoin Trend Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 63.0%
Domestic Fixed Income — 63.0%
Global X 1-3 Month T-Bill ETF(A)(B)	4,610	$462,798
TOTAL EXCHANGE-TRADED FUND (Cost $462,542)		462,798

	Face Amount
U.S. TREASURY OBLIGATION — 12.2%
U.S. Treasury Bill 3.642%, 08/13/2026^(C)(D)	$90,000	89,910
TOTAL U.S. TREASURY OBLIGATION (Cost $89,376)		89,910
TOTAL INVESTMENTS — 75.2% (Cost $551,918)		$552,708

Percentages are based on Net Assets of $735,022.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Long Contracts CME Micro Bitcoin^	29	Aug-2026	$185,089	$183,077	$(2,012)

^	Security is held by the Global X Bitcoin Trend Strategy Subsidiary Limited, as of July 31, 2026.
(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.
(C)	Security, or a portion there of, has been pledged as collateral on futures contracts.
(D)	Interest rate represents the security’s effective yield at the time of purchase.

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Bitcoin Trend Strategy ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$462,798	$—	$—	$462,798
U.S. Treasury Obligation	—	89,910	—	89,910
Total Investments in Securities	$462,798	$89,910	$—	$552,708

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(2,012)	$—	$—	$(2,012)
Total Other Financial Instruments	$(2,012)	$—	$—	$(2,012)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Global X 1-3 Month T-Bill ETF
$3,671,721	$1,358,341	$(4,563,514)	$(5,182)	$1,432	$462,798	$58,769	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Bitcoin Covered Call ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 29.7%
U.S. Treasury Bill 3.636%, 09/01/2026(A)	$2,600,000	$2,592,408
TOTAL U.S. TREASURY OBLIGATION (Cost $2,592,667)		2,592,408

	Shares
EXCHANGE-TRADED PRODUCT — 8.4%
Domestic Equity — 8.4%
VanEck Bitcoin ETF^ *	41,150	731,647
TOTAL EXCHANGE-TRADED PRODUCT (Cost $1,282,769)		731,647

PURCHASED OPTIONS^ — 22.6% (Cost $1,912,945)		1,972,564
TOTAL INVESTMENTS — 60.7% (Cost $5,788,381)		$5,296,619

WRITTEN OPTIONS^ — (2.0)% (Premiums Received $(113,228))		$(172,655)

Percentages are based on Net Assets of $8,732,230.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 22.6%
Call Options
iShares Bitcoin Trust ETF^	1,120	$3,991,680	$25.00	9/19/2026	$1,224,053
iShares Bitcoin Trust ETF^	1,100	3,920,400	30.00	10/17/2026	748,511
Total Purchased Options		$7,912,080			$1,972,564
WRITTEN OPTIONS — (2.0)%
Put Options
iShares Bitcoin Trust ETF^	(1,100)	$(3,920,400)	$30.00	10/17/2026	$(89,969)

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Bitcoin Covered Call ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (continued)
Call Options
iShares Bitcoin Trust ETF^	(1,260)	$(4,490,640)	$35.64	8/22/2026	$(82,686)
Total Written Options		$(8,411,040)			$(172,655)

^	Security is held by the Global X Bitcoin Covered Call Subsidiary Limited, as of July 31, 2026.
*	Non-income producing security.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$2,592,408	$—	$2,592,408
Exchange-Traded Product	731,647	—	—	731,647
Purchased Options	—	1,972,564	—	1,972,564
Total Investments in Securities	$731,647	$4,564,972	$—	$5,296,619

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(172,655)	$—	$(172,655)
Total Other Financial Instruments	$—	$(172,655)	$—	$(172,655)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Ethereum Covered Call ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 25.3%
U.S. Treasury Bill 3.634%, 09/01/2026(A)	$300,000	$299,124
TOTAL U.S. TREASURY OBLIGATION (Cost $299,154)		299,124

PURCHASED OPTIONS^ — 30.2% (Cost $365,351)		356,803
TOTAL INVESTMENTS — 55.5% (Cost $664,505)		$655,927

WRITTEN OPTIONS^ — (1.4)% (Premiums Received $(14,943))		$(16,358)

Percentages are based on Net Assets of $1,181,434.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 30.2%
Call Options
iShares Ethereum Trust ETF^	680	$956,760	$10.00	10/17/2026	$301,654
iShares Ethereum Trust ETF^	130	182,910	10.00	9/19/2026	55,149
Total Purchased Options		$1,139,670			$356,803
WRITTEN OPTIONS — (1.4)%
Call Options
iShares Ethereum Trust ETF^	(440)	$(619,080)	$14.07	8/22/2026	$(16,358)

^	Security is held by the Global X Ethereum Covered Call Subsidiary Limited, as of July 31, 2026.
(A)	Interest rate represents the security’s effective yield at the time of purchase.

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Ethereum Covered Call ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$299,124	$—	$299,124
Purchased Options	—	356,803	—	356,803
Total Investments in Securities	$—	$655,927	$—	$655,927

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(16,358)	$—	$(16,358)
Total Other Financial Instruments	$—	$(16,358)	$—	$(16,358)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

July 31, 2026 (Unaudited)
Glossary (abbreviations which may be used in preceding Consolidated Schedules of Investments):

Fund Abbreviations

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

GLX-QH-010-1000

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Treasury Bond Enhanced Income ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 58.0%
U.S. Treasury Bonds
5.000%, 05/15/2056	$1,360,000	$1,308,150
4.750%, 05/15/2055	340,000	313,876
4.750%, 08/15/2055	600,000	554,039
4.750%, 02/15/2056	1,285,000	1,187,420
4.625%, 02/15/2055	285,000	257,747
4.625%, 11/15/2055	1,120,000	1,013,600
		4,634,832
U.S. Treasury STRIPS, PO
5.114%, 02/15/2055(A)(B)	1,500,000	332,596
5.109%, 11/15/2054(A)(B)	1,030,000	231,220
5.102%, 05/15/2055(A)(B)	1,500,000	329,637
4.981%, 02/15/2056(A)(B)	4,200,000	894,377
4.926%, 05/15/2056(A)(B)	3,950,000	831,681
4.888%, 11/15/2055(A)(B)	2,770,000	595,381
4.868%, 08/15/2055(A)(B)	1,500,000	326,027
		3,540,919
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,760,885)		8,175,751

	Shares
EXCHANGE-TRADED FUND — 41.0%
Domestic Fixed Income — 41.0%
Global X Long-Term Treasury Ladder ETF (C)(D)	134,500	5,789,028
TOTAL EXCHANGE-TRADED FUND (Cost $6,052,240)		5,789,028
TOTAL INVESTMENTS — 99.0% (Cost $14,813,125)		$13,964,779

WRITTEN OPTIONS — (0.3)% (Premiums Received $(38,500))		$(46,515)

Percentages are based on Net Assets of $14,102,583.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Treasury Bond Enhanced Income ETF

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
Call Options
iShares 20+ Year Treasury Bond ETF	(1,000)	$(8,225,000)	$82.25	8/7/2026	$(46,515)

(A)	Interest rate represents the security’s effective yield at the time of purchase.
(B)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $3,339,578.
(C)	For financial information on the Global X Long-Term Treasury Ladder ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(D)	Affiliated investment.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$8,175,751	$—	$8,175,751
Exchange-Traded Fund	5,789,028	—	—	5,789,028
Total Investments in Securities	$5,789,028	$8,175,751	$—	$13,964,779

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(46,515)	$—	$(46,515)
Total Other Financial Instruments	$—	$(46,515)	$—	$(46,515)

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 10/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Global X Long-Term Treasury Ladder ETF
$1,167,515	$5,044,996	$(115,211)	$(312,851)	$4,579	$5,789,028	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Commodity Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 89.0%
Domestic Fixed Income — 87.1%
Global X 1-3 Month T-Bill ETF, Cl 3 (A)(B)	26,300	$2,640,257
International Equity — 1.9%
Sprott Physical Uranium Trust ^ *	3,150	57,677
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,694,295)		2,697,934
TOTAL INVESTMENTS — 89.0% (Cost $2,694,295)		$2,697,934

Percentages are based on Net Assets of $3,030,035.

A list of the open futures contracts held by the Fund at July 31, 2026, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Brent Crude^	3	Nov-2026	$231,170	$253,740	$22,570
Copper^	1	Sep-2026	160,029	161,637	1,608
Corn^	6	Sep-2026	128,203	132,225	4,022
Cotton No. 2^	2	Dec-2026	75,609	81,790	6,181
Gasoline^	1	Sep-2026	122,077	130,796	8,719
Gold^	10	Dec-2026	418,581	410,700	(7,881)
KC HRW Wheat^	2	Sep-2026	64,009	70,750	6,741
Lean Hogs^	2	Oct-2026	70,949	67,880	(3,069)
Live Cattle^	1	Oct-2026	93,435	90,900	(2,535)
LME Primary Aluminum^	2	Dec-2026	154,873	158,962	4,088
LME Zinc^	1	Dec-2026	83,268	90,835	7,567
Low Sulphur Gasoil^	1	Sep-2026	90,978	123,050	32,072
Micro Silver^	1	Sep-2026	65,788	57,786	(8,002)
Natural Gas^	5	Oct-2026	180,571	139,350	(41,221)
NY Harbor ULSD^	1	Sep-2026	133,207	172,011	38,804
NYMEX Cocoa^	2	Sep-2026	77,649	107,940	30,291
Soybean^	2	Nov-2026	111,376	118,750	7,374
Soybean Meal^	2	Dec-2026	62,369	64,240	1,871
Soybean Oil^	2	Dec-2026	67,273	80,280	13,007
Sugar No. 11^	6	Oct-2026	97,535	98,515	980
Wheat^	3	Sep-2026	89,602	95,888	6,286
WTI Crude Oil^	3	Sep-2026	237,590	254,010	16,420
			$2,816,141	$2,962,035	$145,893

Consolidated Schedule of Investments	July 31, 2026 (Unaudited)
Global X Commodity Strategy ETF

*	Non-income producing security.
^	Security is held by the Global X Commodity Strategy Subsidiary Limited, as of July 31, 2026.
(A)	For financial information on the Global X 1-3 Month T-Bill ETF, please go to the Fund’s website at https://www.globalxetfs.com/explore/.
(B)	Affiliated investment.

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,697,934	$—	$—	$2,697,934
Total Investments in Securities	$2,697,934	$—	$—	$2,697,934

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$208,601	$—	$—	$208,601
Unrealized Depreciation	(62,708)	—	—	(62,708)
Total Other Financial Instruments	$145,893	$—	$—	$145,893

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a summary of the Fund’s transactions with affiliates for the period ended July 31, 2026:

Value 2/10/2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 7/31/2026	Income	Capital Gains
Global X 1-3 Month T-Bill ETF, Cl 3
$—	$3,006,896	$(370,751)	$4,786	$(674)	$2,640,257	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Nasdaq-100 Income Edge ETF

	Shares	Value
EXCHANGE-TRADED FUNDS(A) — 99.5%
Domestic Equity — 99.5%
Invesco Nasdaq 100 ETF (B)	31,509	$8,926,185
Schwab U.S. Large-Capital Growth ETF	2,577	88,056
		9,014,241
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,949,123)		9,014,241
TOTAL INVESTMENTS — 99.5% (Cost $8,949,123)		$9,014,241

WRITTEN OPTIONS — (0.2)% (Premiums Received $(21,963))		$(22,250)

Percentages are based on Net Assets of $9,058,045.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
Call Options
Invesco QQQ Trust	(25)	$(1,719,975)	$687.99	8/7/2026	$(22,250)

(A)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $513,510.
(B)	For financial information on the Invesco Nasdaq 100 ETF, please go to the Fund’s website at https://www.invesco.com/qqq-etf/en/home.html.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X Nasdaq-100 Income Edge ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,014,241	$—	$—	$9,014,241
Total Investments in Securities	$9,014,241	$—	$—	$9,014,241

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(22,250)	$—	$(22,250)
Total Other Financial Instruments	$—	$(22,250)	$—	$(22,250)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X U.S. 500 Income Edge ETF

	Shares	Value
EXCHANGE-TRADED FUNDS — 99.6%
Domestic Equity — 99.6%
BNY Mellon US Large Cap Core Equity ETF (A)	64,793	$3,086,091
State Street SPDR Portfolio S&P 500 ETF (B)	13,550	1,191,045
Vanguard S&P 500 ETF (C)(D)	1,431	982,596
		5,259,732
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,095,970)		5,259,732
TOTAL INVESTMENTS — 99.6% (Cost $5,095,970)		$5,259,732

WRITTEN OPTIONS — (0.2)% (Premiums Received $(8,475))		$(8,646)

Percentages are based on Net Assets of $5,283,356.

A list of exchange-traded option contracts held by the Fund at July 31, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
Call Options
SPDR S&P 500 ETF Trust	(17)	$(1,269,951)	$747.03	8/7/2026	$(8,646)

(A)	For financial information on the BNY Mellon US Large Cap Core Equity ETF, please go to the Fund’s website at https://www.bny.com/investments/us/en/ intermediary.html.
(B)	For financial information on the State Street SPDR Portfolio S&P 500 ETF, please go to the Fund’s website at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-portfolio-sp-500-etf-spym.
(C)	All or a portion of these securities have been segregated as collateral for options contracts. The Fair Value of the securities pledged as collateral is $329,592.
(D)	For financial information on the Vanguard S&P 500 ETF, please go to the Fund’s website at https://investor.vanguard.com/.

Schedules of Investments	July 31, 2026 (Unaudited)
Global X U.S. 500 Income Edge ETF

The following is a summary of the level of inputs used as of July 31, 2026, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$5,259,732	$—	$—	$5,259,732
Total Investments in Securities	$5,259,732	$—	$—	$5,259,732

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$—	$(8,646)	$—	$(8,646)
Total Other Financial Instruments	$—	$(8,646)	$—	$(8,646)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

July 31, 2026 (Unaudited)
Glossary (abbreviations used in preceding Schedules of Investments/Consolidated Schedule of Investments):

Fund Abbreviations

Cl — Class

ETF — Exchange-Traded Fund

PO — Principal Only

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal of Securities

GLX-QH-016-0300